GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.4%
Automobiles & Components — 1.4%
Adient PLC (Ireland)*	11,679	$ 424,649
American Axle & Manufacturing Holdings, Inc.*	24,157	212,823
Aptiv PLC (Jersey)*	2,829	253,818
BorgWarner, Inc.	25,431	911,701
Ford Motor Co.(a)	170,240	2,075,226
General Motors Co.(a)	68,826	2,472,230
Gentex Corp.	3,126	102,095
Goodyear Tire & Rubber Co. (The)*	9,411	134,766
Modine Manufacturing Co.*	4,889	291,873
Standard Motor Products, Inc.	741	29,499
Thor Industries, Inc.	2,391	282,736
Visteon Corp.*	5,339	666,841
		7,858,257
Capital Goods — 11.4%
3M Co.	12,153	1,328,566
A. O. Smith Corp.	11,428	942,124
AAR Corp.*	246	15,350
Acuity Brands, Inc.	1,336	273,653
AGCO Corp.	3,302	400,896
American Woodmark Corp.*	3,927	364,622
AMETEK, Inc.	1,699	280,148
Applied Industrial Technologies, Inc.	1,773	306,179
Array Technologies, Inc.*	18,892	317,386
Axon Enterprise, Inc.*	1,219	314,904
AZEK Co., Inc. (The)*	38,563	1,475,035
Blue Bird Corp.*	5,118	137,981
Boise Cascade Co.	8,509	1,100,724
Brookfield Business Corp., Class A (Canada)	45	1,048
Builders FirstSource, Inc.*	3,826	638,712
BWX Technologies, Inc.	217	16,650
Cadre Holdings, Inc.	405	13,320
Carrier Global Corp.	14,347	824,235
Caterpillar, Inc.(a)	8,052	2,380,735
Comfort Systems USA, Inc.	7,387	1,519,284
Core & Main, Inc., Class A*	24,188	977,437
Crane Co.	11,391	1,345,733
CSW Industrials, Inc.	612	126,935
Cummins, Inc.	1,115	267,121
Curtiss-Wright Corp.	3,122	695,550
Deere & Co.	2,419	967,286
Donaldson Co., Inc.	11,638	760,543
EMCOR Group, Inc.	7,723	1,663,766
Emerson Electric Co.(a)	28,992	2,821,791
Encore Wire Corp.	3	641
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Enerpac Tool Group Corp.	14,447	$ 449,157
EnerSys	11,320	1,142,867
Enpro, Inc.	2,616	410,032
Fastenal Co.	2,134	138,219
Flowserve Corp.	6,585	271,434
Fluence Energy, Inc.*	10,934	260,776
Fortune Brands Innovations, Inc.	12,968	987,383
Gates Industrial Corp. PLC (United Kingdom)*	29,197	391,824
General Dynamics Corp.	4,493	1,166,697
General Electric Co.(a)	17,830	2,275,643
Gibraltar Industries, Inc.*	6,309	498,285
Global Industrial Co.	193	7,496
Griffon Corp.	16,840	1,026,398
Hillman Solutions Corp.*	38,685	356,289
Howmet Aerospace, Inc.	6,299	340,902
Huntington Ingalls Industries, Inc.	2,419	628,069
IES Holdings, Inc.*	84	6,654
Illinois Tool Works, Inc.	2,608	683,140
ITT, Inc.	3,278	391,131
Johnson Controls International PLC (Ireland)	6,684	385,266
Kaman Corp.	658	15,759
Kennametal, Inc.	9,425	243,071
Lennox International, Inc.	311	139,179
Lindsay Corp.	766	98,937
Lockheed Martin Corp.(a)	7,411	3,358,962
Masco Corp.	18,631	1,247,904
Masonite International Corp. (Canada)*	454	38,436
MDU Resources Group, Inc.	49,810	986,238
Middleby Corp. (The)*	1,101	162,034
MSC Industrial Direct Co., Inc., Class A	12,119	1,227,170
Mueller Industries, Inc.	16,780	791,177
nVent Electric PLC (Ireland)	179	10,577
Otis Worldwide Corp.	3,333	298,203
PACCAR, Inc.	5,531	540,102
Parker-Hannifin Corp.(a)	8,681	3,999,337
Pentair PLC (Ireland)	14,132	1,027,538
Powell Industries, Inc.	4,356	385,070
Quanta Services, Inc.	2,473	533,673
REV Group, Inc.	427	7,759
RTX Corp.	14,656	1,233,156
Shoals Technologies Group, Inc., Class A*	16,778	260,730
Snap-on, Inc.	4,052	1,170,380

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
SPX Technologies, Inc.*	4,084	$ 412,525
Standex International Corp.	902	142,859
Stanley Black & Decker, Inc.	4,679	459,010
Stantec, Inc. (Canada)	303	24,298
Sterling Infrastructure, Inc.*	8,362	735,271
Tennant Co.	2,787	258,327
Terex Corp.	18,538	1,065,193
Textainer Group Holdings Ltd. (Bermuda)	748	36,802
Textron, Inc.	14,251	1,146,065
TransDigm Group, Inc.	581	587,740
Trex Co., Inc.*	3,452	285,791
UFP Industries, Inc.	4,620	580,041
Wabash National Corp.	19,232	492,724
Watts Water Technologies, Inc., Class A	2,938	612,103
WESCO International, Inc.	5,263	915,130
Westinghouse Air Brake Technologies Corp.	970	123,093
Woodward, Inc.	5,739	781,250
WW Grainger, Inc.	1,642	1,360,709
Zurn Elkay Water Solutions Corp.	23,342	686,488
		62,576,828
Commercial & Professional Services — 2.5%
ACV Auctions, Inc., Class A*	38,218	579,003
ASGN, Inc.*	1,370	131,753
Automatic Data Processing, Inc.	5,811	1,353,789
Brady Corp., Class A	3,237	189,979
Brink's Co. (The)	114	10,026
Broadridge Financial Solutions, Inc.	680	139,910
CECO Environmental Corp.*	2,573	52,180
Copart, Inc.*	25,197	1,234,653
CRA International, Inc.	4	395
Huron Consulting Group, Inc.*	118	12,130
ICF International, Inc.	333	44,652
Jacobs Solutions, Inc.	6,126	795,155
Kelly Services, Inc., Class A	694	15,004
Leidos Holdings, Inc.	12,178	1,318,147
ManpowerGroup, Inc.	2,410	191,523
MillerKnoll, Inc.	5,853	156,158
MSA Safety, Inc.	953	160,895
OPENLANE, Inc.*	11,879	175,928
Parsons Corp.*	5,263	330,043
Paychex, Inc.	670	79,804
Republic Services, Inc.	8,428	1,389,861
Robert Half, Inc.	5,693	500,529
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Rollins, Inc.	7,268	$ 317,394
Science Applications International Corp.	3,275	407,148
Steelcase, Inc., Class A	9,936	134,335
Tetra Tech, Inc.	7,895	1,317,912
TriNet Group, Inc.*	23	2,735
Upwork, Inc.*	24,986	371,542
Veralto Corp.	15,558	1,279,801
Verisk Analytics, Inc.	3,966	947,319
		13,639,703
Consumer Discretionary Distribution & Retail — 4.6%
Abercrombie & Fitch Co., Class A*	8,790	775,454
Amazon.com, Inc.(a)*	50,308	7,643,798
AutoZone, Inc.*	204	527,464
Best Buy Co., Inc.	1,632	127,753
CarMax, Inc.*	3,973	304,888
Carvana Co.(a)*	64,422	3,410,501
eBay, Inc.	49,378	2,153,868
Etsy, Inc.*	5,939	481,356
Gap, Inc. (The)	66,302	1,386,375
Genuine Parts Co.	4,696	650,396
Group 1 Automotive, Inc.	117	35,655
Home Depot, Inc. (The)	6,578	2,279,606
Kohl's Corp.	5,232	150,054
LKQ Corp.	132	6,308
Lowe's Cos., Inc.(a)	3,102	690,350
Monro, Inc.	4,963	145,614
ODP Corp. (The)*	15,407	867,414
Pool Corp.	1,958	780,674
Signet Jewelers Ltd. (Bermuda)	3,455	370,583
TJX Cos., Inc. (The)	8,829	828,248
Tractor Supply Co.	4,953	1,065,044
Urban Outfitters, Inc.*	13,700	488,953
Wayfair, Inc., Class A*	2,411	148,759
Williams-Sonoma, Inc.	750	151,335
Winmark Corp.	289	120,672
		25,591,122
Consumer Durables & Apparel — 2.7%
Acushnet Holdings Corp.	488	30,827
Carter's, Inc.	15,443	1,156,526
Cavco Industries, Inc.*	59	20,451
Columbia Sportswear Co.	4,493	357,373
Cricut, Inc., Class A	265	1,746
DR Horton, Inc.	3,702	562,630
Figs, Inc., Class A*	51,652	358,981
Garmin Ltd. (Switzerland)	9,553	1,227,943

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
G-III Apparel Group Ltd.*	16,054	$ 545,515
Hasbro, Inc.	5,865	299,467
Helen of Troy Ltd. (Bermuda)*	5,684	686,684
Hovnanian Enterprises, Inc., Class A*	325	50,577
La-Z-Boy, Inc.	3,253	120,101
Leggett & Platt, Inc.	6,508	170,314
Lululemon Athletica, Inc.*	356	182,019
Mattel, Inc.*	28,025	529,112
Mohawk Industries, Inc.*	6,307	652,774
NIKE, Inc., Class B	10,176	1,104,808
NVR, Inc.*	43	301,019
PulteGroup, Inc.	16,510	1,704,162
PVH Corp.	5,055	617,317
Ralph Lauren Corp.	7,373	1,063,187
Skyline Champion Corp.*	18	1,337
Steven Madden Ltd.	476	19,992
Tapestry, Inc.	34,872	1,283,638
TopBuild Corp.*	587	219,691
Vista Outdoor, Inc.*	11,172	330,356
Worthington Enterprises, Inc.	6,903	397,268
YETI Holdings, Inc.*	18,172	940,946
		14,936,761
Consumer Services — 3.2%
ADT, Inc.	41,354	282,034
Adtalem Global Education, Inc.*	3,297	194,358
Aramark	40,341	1,133,582
Booking Holdings, Inc.*	627	2,224,107
Bright Horizons Family Solutions, Inc.*	1,289	121,475
Brinker International, Inc.*	5,656	244,226
Caesars Entertainment, Inc.*	26,158	1,226,287
Darden Restaurants, Inc.	869	142,777
DoorDash, Inc., Class A*	1,982	196,000
DraftKings, Inc., Class A*	4,179	147,310
Duolingo, Inc.*	1,392	315,775
Frontdoor, Inc.*	21,716	764,838
Golden Entertainment, Inc.	376	15,014
Grand Canyon Education, Inc.*	77	10,167
Las Vegas Sands Corp.	12,052	593,079
Marriott International, Inc., Class A	4,200	947,142
McDonald's Corp.	6,314	1,872,164
MGM Resorts International	26,748	1,195,101
RCI Hospitality Holdings, Inc.	32	2,120
Rover Group, Inc.*	1,958	21,303
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Royal Caribbean Cruises Ltd. (Liberia)*	15,025	$ 1,945,587
Six Flags Entertainment Corp.*	4,625	115,995
Starbucks Corp.	18,830	1,807,868
Strategic Education, Inc.	28	2,586
Target Hospitality Corp.*	2,009	19,548
Vail Resorts, Inc.	623	132,992
Wendy's Co. (The)	1,486	28,947
Wynn Resorts Ltd.	4,072	371,000
Yum! Brands, Inc.	13,009	1,699,756
		17,773,138
Consumer Staples Distribution & Retail — 2.3%
Albertsons Cos., Inc., Class A	599	13,777
Costco Wholesale Corp.(a)	3,734	2,464,739
Dollar General Corp.	6,048	822,225
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	50,715	—
Grocery Outlet Holding Corp.*	23,654	637,712
Ingles Markets, Inc., Class A	19	1,641
Kroger Co. (The)	22,353	1,021,756
Sysco Corp.	13,015	951,787
Target Corp.(a)	23,795	3,388,884
US Foods Holding Corp.*	16,580	752,898
Walgreens Boots Alliance, Inc.	15,868	414,313
Walmart, Inc.(a)	12,889	2,031,951
		12,501,683
Energy — 6.1%
Antero Midstream Corp.	12,757	159,845
APA Corp.	45,642	1,637,635
Baker Hughes Co.	63,956	2,186,016
California Resources Corp.	14,492	792,423
Cameco Corp. (Canada)	15,107	651,112
Canadian Natural Resources Ltd. (Canada)	8,339	546,371
Cenovus Energy, Inc. (Canada)	37,419	623,026
ChampionX Corp.	3,911	114,240
Chesapeake Energy Corp.	27,583	2,122,236
Chord Energy Corp.	543	90,263
ConocoPhillips	6,099	707,911
CONSOL Energy, Inc.	5,691	572,116
CVR Energy, Inc.	14,435	437,381
Devon Energy Corp.	36,544	1,655,443
DHT Holdings, Inc. (Marshall Islands)	76,647	751,907
Dorian LPG Ltd. (Marshall Islands)	22,772	999,008
Enerplus Corp. (Canada)	20,570	315,544

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
EQT Corp.	30,761	$ 1,189,220
Equitrans Midstream Corp.	22,310	227,116
Exxon Mobil Corp.(a)	29,654	2,964,807
FLEX LNG Ltd. (Bermuda)	171	4,969
Gulfport Energy Corp.*	2,411	321,145
Helix Energy Solutions Group, Inc.*	29,219	300,371
Helmerich & Payne, Inc.	55,311	2,003,364
Imperial Oil Ltd. (Canada)	2,266	129,593
Kinder Morgan, Inc.	77,904	1,374,227
Liberty Energy, Inc.	8,143	147,714
Marathon Petroleum Corp.(a)	9,458	1,403,189
Murphy Oil Corp.	13,202	563,197
Nabors Industries Ltd. (Bermuda)*	144	11,755
Nordic American Tankers Ltd. (Bermuda)	132,976	558,499
Occidental Petroleum Corp.(a)	34,207	2,042,500
Pembina Pipeline Corp. (Canada)	21,347	734,764
Phillips 66	929	123,687
Pioneer Natural Resources Co.	7,801	1,754,289
Precision Drilling Corp. (Canada)*	1,626	88,276
TechnipFMC PLC (United Kingdom)	51,875	1,044,763
US Silica Holdings, Inc.*	49,553	560,444
Williams Cos., Inc. (The)	43,139	1,502,531
		33,412,897
Financial Services — 3.8%
AvidXchange Holdings, Inc.*	19,937	247,020
Berkshire Hathaway, Inc., Class B*	4,956	1,767,607
BlackRock, Inc.	987	801,247
Cboe Global Markets, Inc.	4,806	858,159
CME Group, Inc.	8,305	1,749,033
Fiserv, Inc.(a)*	24,485	3,252,587
Franklin Resources, Inc.	44,253	1,318,297
Intercontinental Exchange, Inc.	407	52,271
International Money Express, Inc.*	2,249	49,680
MarketAxess Holdings, Inc.	1,485	434,882
Mastercard, Inc., Class A	1,157	493,472
Moody's Corp.	451	176,143
Morningstar, Inc.	1,063	304,273
Nasdaq, Inc.	28,120	1,634,897
NCR Atleos Corp.*	16,345	397,020
Open Lending Corp.*	15,027	127,880
Paymentus Holdings, Inc., Class A*	482	8,613
Payoneer Global, Inc.*	41,448	215,944
PayPal Holdings, Inc.(a)*	53,124	3,262,345
Shift4 Payments, Inc., Class A*	5,604	416,601
T Rowe Price Group, Inc.(a)	14,405	1,551,275
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Visa, Inc., Class A	6,083	$ 1,583,709
Western Union Co. (The)	13,074	155,842
		20,858,797
Food, Beverage & Tobacco — 3.8%
Altria Group, Inc.	38,424	1,550,024
Archer-Daniels-Midland Co.	15,054	1,087,200
B&G Foods, Inc.	20,169	211,775
Bunge Global SA (Switzerland)	5,914	597,018
Campbell Soup Co.	418	18,070
Celsius Holdings, Inc.*	28,988	1,580,426
Coca-Cola Co. (The)(a)	33,551	1,977,160
Constellation Brands, Inc., Class A	4,154	1,004,230
General Mills, Inc.	12,520	815,553
Hershey Co. (The)	1,970	367,287
Hormel Foods Corp.	16,831	540,443
Ingredion, Inc.	2,445	265,356
J & J Snack Foods Corp.	245	40,949
J M Smucker Co. (The)	14,415	1,821,768
John B Sanfilippo & Son, Inc.	1,111	114,477
Kellanova	20,932	1,170,308
Keurig Dr Pepper, Inc.(a)	62,192	2,072,238
Kraft Heinz Co. (The)	46,831	1,731,810
McCormick & Co., Inc., non-voting shares	5,141	351,747
Molson Coors Beverage Co., Class B	6,907	422,778
Mondelez International, Inc., Class A	10,556	764,571
PepsiCo, Inc.	5,546	941,933
Philip Morris International, Inc.	7,817	735,423
Primo Water Corp. (Canada)	5,865	88,268
Sovos Brands, Inc.*	15,504	341,553
Tootsie Roll Industries, Inc.	117	3,889
Vita Coco Co., Inc. (The)*	9,146	234,595
		20,850,849
Health Care Equipment & Services — 5.4%
Avanos Medical, Inc.*	3,505	78,617
Baxter International, Inc.	63,670	2,461,482
Becton Dickinson & Co.	4,365	1,064,318
Cardinal Health, Inc.	7,277	733,522
Cencora, Inc.	1,815	372,765
Centene Corp.(a)*	27,865	2,067,862
Certara, Inc.*	6,097	107,246
Cigna Group (The)	1,520	455,164
CONMED Corp.	10,386	1,137,371
Cross Country Healthcare, Inc.*	13,104	296,674
CVS Health Corp.	17,478	1,380,063

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
DaVita, Inc.*	16,417	$ 1,719,845
Definitive Healthcare Corp.*	8,472	84,212
Elevance Health, Inc.	1,963	925,672
Fulgent Genetics, Inc.*	5,960	172,304
GE HealthCare Technologies, Inc.	29,995	2,319,213
Haemonetics Corp.*	9,023	771,557
HCA Healthcare, Inc.	2,852	771,979
HealthEquity, Inc.*	2,586	171,452
Hologic, Inc.(a)*	47,304	3,379,871
Humana, Inc.	1,113	509,542
Integer Holdings Corp.*	2,204	218,372
Laboratory Corp. of America Holdings	3,204	728,237
Lantheus Holdings, Inc.*	13,225	819,950
McKesson Corp.	1,107	512,519
Molina Healthcare, Inc.*	2,909	1,051,051
Omnicell, Inc.*	7,402	278,537
Owens & Minor, Inc.*	8,936	172,197
Phreesia, Inc.*	6,851	158,601
Privia Health Group, Inc.*	28,563	657,806
Progyny, Inc.*	12,516	465,345
Pulse Biosciences, Inc.*	260	3,182
Teleflex, Inc.	92	22,939
Tenet Healthcare Corp.*	9,469	715,572
UFP Technologies, Inc.*	1,288	221,587
UnitedHealth Group, Inc.	3,197	1,683,125
Varex Imaging Corp.*	1,904	39,032
Zimmer Biomet Holdings, Inc.	6,541	796,040
		29,524,823
Household & Personal Products — 1.6%
BellRing Brands, Inc.*	20,294	1,124,896
Colgate-Palmolive Co.	10,032	799,651
elf Beauty, Inc.*	4,805	693,554
Energizer Holdings, Inc.	174	5,512
Kenvue, Inc.	59,930	1,290,293
Kimberly-Clark Corp.(a)	18,788	2,282,930
Procter & Gamble Co. (The)(a)	15,619	2,288,808
Reynolds Consumer Products, Inc.	971	26,062
Spectrum Brands Holdings, Inc.	1,785	142,389
WD-40 Co.	756	180,737
		8,834,832
Materials — 5.2%
Alamos Gold, Inc., Class A (Canada)	60,683	817,400
Alpha Metallurgical Resources, Inc.	71	24,063
Amcor PLC (Jersey)	69,519	670,163
AptarGroup, Inc.	543	67,126
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Avient Corp.	7,189	$ 298,847
Axalta Coating Systems Ltd. (Bermuda)*	14,440	490,527
Ball Corp.	10,623	611,035
Barrick Gold Corp. (Canada)	27,109	490,402
Berry Global Group, Inc.	15,822	1,066,245
Carpenter Technology Corp.	16,086	1,138,889
CF Industries Holdings, Inc.	17,113	1,360,483
Cleveland-Cliffs, Inc.*	69,423	1,417,618
Commercial Metals Co.	1,875	93,825
Crown Holdings, Inc.	4,860	447,557
Eastman Chemical Co.	6,989	627,752
Ecolab, Inc.	3,647	723,382
Fortuna Silver Mines, Inc. (Canada)*	3,182	12,282
Freeport-McMoRan, Inc.	7,300	310,761
Hawkins, Inc.	1,657	116,686
HB Fuller Co.	6,390	520,210
Innospec, Inc.	2,108	259,790
International Flavors & Fragrances, Inc.	7,852	635,776
Knife River Corp.*	1,907	126,205
Linde PLC (Ireland)	8,305	3,410,947
LyondellBasell Industries NV, Class A (Netherlands)	22,994	2,186,269
Martin Marietta Materials, Inc.	1,361	679,016
Minerals Technologies, Inc.	4,019	286,595
Mosaic Co. (The)	23,349	834,260
NewMarket Corp.	1,608	877,695
Newmont Corp.	14,795	612,365
Nucor Corp.	6,485	1,128,649
Packaging Corp. of America	3,253	529,946
Pactiv Evergreen, Inc.	720	9,871
PPG Industries, Inc.	1,934	289,230
Quaker Chemical Corp.	5,054	1,078,625
Royal Gold, Inc.	28	3,387
RPM International, Inc.	5,695	635,733
Scotts Miracle-Gro Co. (The)	13,103	835,316
Sealed Air Corp.	8,257	301,546
Sherwin-Williams Co. (The)	4,353	1,357,701
SilverCrest Metals, Inc. (Canada)*	1,725	11,299
Southern Copper Corp.	8,581	738,567
Vulcan Materials Co.	2,023	459,241
Warrior Met Coal, Inc.	2,953	180,044
		28,773,326
Media & Entertainment — 5.7%
Alphabet, Inc., Class A(a)*	51,221	7,155,061

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
AMC Networks, Inc., Class A*	3,506	$ 65,878
Bumble, Inc., Class A*	33,360	491,726
Cable One, Inc.	450	250,466
Cargurus, Inc.*	22,993	555,511
Charter Communications, Inc., Class A*	1,841	715,560
Cinemark Holdings, Inc.*	84,163	1,185,857
Clear Channel Outdoor Holdings, Inc.*	4,525	8,236
Comcast Corp., Class A(a)	49,862	2,186,449
Electronic Arts, Inc.	7,487	1,024,296
Fox Corp., Class A	29,422	872,951
Interpublic Group of Cos., Inc. (The)	34,269	1,118,540
John Wiley & Sons, Inc., Class A	3,320	105,377
Live Nation Entertainment, Inc.*	7	655
Match Group, Inc.*	28,996	1,058,354
Meta Platforms, Inc., Class A(a)*	20,196	7,148,576
Netflix, Inc.(a)*	3,111	1,514,684
News Corp., Class A	15,239	374,117
Omnicom Group, Inc.	3,796	328,392
Pinterest, Inc., Class A*	3,409	126,269
Roku, Inc.*	9,070	831,356
Shutterstock, Inc.	4,808	232,130
Vimeo, Inc.*	60,985	239,061
Walt Disney Co. (The)(a)	38,770	3,500,543
Yelp, Inc.*	6,449	305,296
ZipRecruiter, Inc., Class A*	14,021	194,892
		31,590,233
Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
10X Genomics, Inc., Class A*	1,668	93,341
AbbVie, Inc.	2,575	399,048
Aerovate Therapeutics, Inc.*	4	91
Agilent Technologies, Inc.	12,770	1,775,413
Alnylam Pharmaceuticals, Inc.*	2,348	449,431
Amgen, Inc.	4,874	1,403,810
Amphastar Pharmaceuticals, Inc.*	4,147	256,492
ANI Pharmaceuticals, Inc.*	3,771	207,933
Ardelyx, Inc.*	39,906	247,417
Azenta, Inc.*	3,991	259,974
Bio-Rad Laboratories, Inc., Class A*	3,992	1,288,977
Bridgebio Pharma, Inc.*	3,722	150,257
Bristol-Myers Squibb Co.(a)	72,959	3,743,526
Cabaletta Bio, Inc.*	508	11,532
CareDx, Inc.*	1,228	14,736
Catalyst Pharmaceuticals, Inc.*	5,474	92,018
Celldex Therapeutics, Inc.*	598	23,717
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Charles River Laboratories International, Inc.*	189	$ 44,680
Collegium Pharmaceutical, Inc.*	17,381	534,987
Cymabay Therapeutics, Inc.*	3,898	92,071
Editas Medicine, Inc.*	21,559	218,393
EyePoint Pharmaceuticals, Inc.*	5,817	134,431
Gilead Sciences, Inc.(a)	14,745	1,194,492
Halozyme Therapeutics, Inc.*	25,423	939,634
Harmony Biosciences Holdings, Inc.*	37,440	1,209,312
ImmunoGen, Inc.*	4,365	129,422
Incyte Corp.*	28,582	1,794,664
Innoviva, Inc.*	175	2,807
IQVIA Holdings, Inc.*	1,517	351,003
Johnson & Johnson(a)	28,987	4,543,422
Ligand Pharmaceuticals, Inc.*	2,174	155,267
Merck & Co., Inc.(a)	24,885	2,712,963
Mettler-Toledo International, Inc.*	1,440	1,746,662
Quanterix Corp.*	4,622	126,365
RAPT Therapeutics, Inc.*	48	1,193
Relay Therapeutics, Inc.*	7,183	79,085
Rhythm Pharmaceuticals, Inc.*	6,290	289,151
Roivant Sciences Ltd. (Bermuda)*	132	1,482
Twist Bioscience Corp.*	23,075	850,545
United Therapeutics Corp.*	1,106	243,198
Viatris, Inc.	55,463	600,664
West Pharmaceutical Services, Inc.	2,817	991,922
		29,405,528
Semiconductors & Semiconductor Equipment — 6.3%
Advanced Micro Devices, Inc.*	18,689	2,754,946
Applied Materials, Inc.(a)	18,286	2,963,612
Broadcom, Inc.(a)	5,258	5,869,243
Diodes, Inc.*	5,106	411,135
KLA Corp.	768	446,438
Lam Research Corp.	1,479	1,158,442
Microchip Technology, Inc.(a)	28,056	2,530,090
Micron Technology, Inc.	16,814	1,434,907
Monolithic Power Systems, Inc.	2,657	1,675,982
NVIDIA Corp.(a)	10,302	5,101,756
NXP Semiconductors NV (Netherlands)	11,634	2,672,097
Photronics, Inc.*	29,176	915,251
QUALCOMM, Inc.(a)	31,415	4,543,551
Rambus, Inc.*	4,215	287,674

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Skyworks Solutions, Inc.(a)	16,737	$ 1,881,574
SMART Global Holdings, Inc. (Cayman Islands)*	9,229	174,705
		34,821,403
Software & Services — 10.7%
Accenture PLC, Class A (Ireland)	7,869	2,761,311
Adobe, Inc.(a)*	3,987	2,378,644
Amdocs Ltd. (Guernsey)	5,307	466,432
ANSYS, Inc.*	45	16,330
AppLovin Corp., Class A*	19,957	795,286
Aspen Technology, Inc.*	814	179,202
Blackbaud, Inc.*	1,203	104,300
Cadence Design Systems, Inc.*	3,822	1,040,998
Crowdstrike Holdings, Inc., Class A*	790	201,703
DocuSign, Inc.*	13,960	829,922
Dolby Laboratories, Inc., Class A	508	43,779
DXC Technology Co.*	5,230	119,610
Elastic NV (Netherlands)*	11,010	1,240,827
Fortinet, Inc.(a)*	3,300	193,149
Gartner, Inc.*	676	304,950
Gen Digital, Inc.	63,363	1,445,944
Gitlab, Inc., Class A*	9,162	576,840
Guidewire Software, Inc.*	8,492	925,968
Informatica, Inc., Class A*	773	21,945
InterDigital, Inc.	12,322	1,337,430
International Business Machines Corp.	9,881	1,616,038
JFrog Ltd. (Israel)*	3,614	125,081
Kyndryl Holdings, Inc.*	12,781	265,589
LiveRamp Holdings, Inc.*	11,103	420,582
Manhattan Associates, Inc.*	869	187,113
Microsoft Corp.(a)	17,875	6,721,715
MongoDB, Inc.*	971	396,993
NCR Voyix Corp.*	80,222	1,356,554
Nutanix, Inc., Class A*	23,830	1,136,453
Oracle Corp.(a)	48,949	5,160,693
Palantir Technologies, Inc., Class A*	139,595	2,396,846
Palo Alto Networks, Inc.(a)*	15,986	4,713,952
Q2 Holdings, Inc.*	6,562	284,856
Qualys, Inc.*	910	178,615
Salesforce, Inc.(a)*	16,712	4,397,596
Samsara, Inc., Class A*	35,539	1,186,292
ServiceNow, Inc.(a)*	7,902	5,582,684
Shopify, Inc., Class A (Canada)*	8,146	634,573
Smartsheet, Inc., Class A*	4,794	229,249
Splunk, Inc.*	8,547	1,302,135
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Squarespace, Inc., Class A*	9,688	$ 319,801
Synopsys, Inc.*	2,610	1,343,915
UiPath, Inc., Class A*	68,527	1,702,211
VeriSign, Inc.*	4,365	899,015
Weave Communications, Inc.*	870	9,979
Workday, Inc., Class A*	2,741	756,680
Yext, Inc.*	47,336	278,809
Zoom Video Communications, Inc., Class A*	6,809	489,635
Zuora, Inc., Class A*	5,744	53,994
		59,132,218
Technology Hardware & Equipment — 6.8%
Apple, Inc.(a)	38,128	7,340,784
Arrow Electronics, Inc.*	3,536	432,276
Badger Meter, Inc.	807	124,577
Bel Fuse, Inc., Class B	3,991	266,479
CDW Corp.	2,527	574,438
Cisco Systems, Inc.(a)	56,979	2,878,579
Corning, Inc.	21,988	669,535
Crane NXT Co.	6,413	364,707
Extreme Networks, Inc.*	78,587	1,386,275
F5, Inc.*	4,729	846,396
Fabrinet (Cayman Islands)*	4,600	875,518
Hewlett Packard Enterprise Co.	144,928	2,460,877
HP, Inc.	68,654	2,065,799
Insight Enterprises, Inc.*	3,849	682,004
IonQ, Inc.*	4,820	59,720
Itron, Inc.*	4,118	310,950
Jabil, Inc.	18,580	2,367,092
Juniper Networks, Inc.	36,816	1,085,336
Keysight Technologies, Inc.*	895	142,386
Knowles Corp.*	6,558	117,454
Motorola Solutions, Inc.	3,316	1,038,206
Napco Security Technologies, Inc.	10,673	365,550
NetApp, Inc.	16,268	1,434,187
NetScout Systems, Inc.*	21,439	470,586
nLight, Inc.*	796	10,746
Seagate Technology Holdings PLC (Ireland)	20,517	1,751,536
SmartRent, Inc.*	7,369	23,507
Super Micro Computer, Inc.(a)*	17,149	4,874,775
TE Connectivity Ltd. (Switzerland)	4,595	645,597
Vishay Intertechnology, Inc.	5,886	141,087
Vontier Corp.	17,130	591,842
Western Digital Corp.*	19,822	1,038,078
		37,436,879

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 1.0%
AT&T, Inc.(a)	115,434	$ 1,936,983
EchoStar Corp., Class A*	10,023	166,081
TELUS Corp. (Canada)	4,837	86,050
T-Mobile US, Inc.	11,938	1,914,020
United States Cellular Corp.*	845	35,101
Verizon Communications, Inc.	41,275	1,556,067
		5,694,302
Transportation — 2.3%
American Airlines Group, Inc.*	24,439	335,792
ArcBest Corp.	1,046	125,740
CH Robinson Worldwide, Inc.	3,786	327,072
CSX Corp.	38,190	1,324,047
Delta Air Lines, Inc.(a)	38,767	1,559,596
Expeditors International of Washington, Inc.	3,464	440,621
FedEx Corp.	13,523	3,420,913
GXO Logistics, Inc.*	10,129	619,490
Hub Group, Inc., Class A*	554	50,935
Landstar System, Inc.	484	93,727
Norfolk Southern Corp.	4,031	952,848
Old Dominion Freight Line, Inc.	1,576	638,800
Ryder System, Inc.	474	54,538
SkyWest, Inc.*	18,593	970,555
Uber Technologies, Inc.*	16,458	1,013,319
Union Pacific Corp.	1,375	337,727
United Parcel Service, Inc., Class B	1,572	247,166
XPO, Inc.*	2,013	176,319
		12,689,205
Utilities — 2.3%
ALLETE, Inc.	21,540	1,317,386
American Water Works Co., Inc.	2,478	327,071
Atmos Energy Corp.	633	73,365
Black Hills Corp.	17,824	961,605
Constellation Energy Corp.	11,176	1,306,363
Dominion Energy, Inc.	16,290	765,630
DTE Energy Co.	316	34,842
Entergy Corp.	11,823	1,196,369
Fortis, Inc. (Canada)	7,415	304,979
NextEra Energy, Inc.	8,020	487,135
NRG Energy, Inc.	55,216	2,854,667
ONE Gas, Inc.	3,062	195,111
Otter Tail Corp.	2,654	225,510
PPL Corp.	32,796	888,772
Public Service Enterprise Group, Inc.	6,670	407,870
Spire, Inc.	3,021	188,329
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
TransAlta Corp. (Canada)	3,061	$ 25,437
Vistra Corp.	30,519	1,175,592
WEC Energy Group, Inc.	616	51,849
		12,787,882
TOTAL COMMON STOCKS (Cost $438,474,607)		520,690,666
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.6%		31,171,952
NET ASSETS - 100.0%		$551,859,778

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
The portfolio matures between July 23, 2025 and July 11, 2028, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents (34.6)% of net assets as of December 31, 2023:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	2,829	$100,134	$102,862	$9,493
American Axle & Manufacturing Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,102	46,884	53,759	10,071
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	07/11/28	756	59,664	67,828	12,242
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,673	239,518	239,227	19,218
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/23/25	44,304	507,020	540,066	143,567
General Motors Co.	USFF +0.250%	Weekly	MS	01/07/27	21,068	730,402	756,763	81,446
Gentex Corp.	USFF +0.250%	Weekly	MS	07/11/28	791	22,832	25,834	4,639
Goodyear Tire & Rubber Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	2,462	34,511	35,256	3,088
Modine Manufacturing Co.	USFF +0.250%	Weekly	MS	07/08/27	1,289	48,671	76,953	36,374
Standard Motor Products, Inc.	USFF +0.250%	Weekly	MS	07/11/28	198	7,864	7,882	523
Thor Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	667	59,561	78,873	26,220
Visteon Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,407	187,358	175,734	1,261
					88,546	2,044,419	2,161,037	348,142
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/10/28	3,328	316,251	363,817	76,985
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,865	183,666	236,191	69,069
AAR Corp.	USFF +0.250%	Weekly	MS	07/11/28	64	4,093	3,994	145
Acuity Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	345	54,294	70,666	20,171
AGCO Corp.	USFF +0.250%	Weekly	MS	07/11/28	827	96,099	100,406	11,065
American Woodmark Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,000	74,327	92,850	23,611
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	433	58,606	71,397	17,439
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	465	69,793	80,301	15,467
Array Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,840	88,531	81,312	(1,150)
Axon Enterprise, Inc.	USFF +0.250%	Weekly	MS	07/11/28	306	58,945	79,049	26,108
AZEK Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	9,774	313,575	373,855	81,871
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,542	31,149	41,572	12,534
Boise Cascade Co.	USFF +0.250%	Weekly	MS	07/23/25	2,230	214,324	288,473	104,639
Brookfield Business Corp., Class A (Canada)	USFF +0.250%	Weekly	MS	07/11/28	9	209	210	(23)
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	07/11/28	854	141,527	142,567	10,763
BWX Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	57	4,364	4,374	273
Cadre Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	99	3,213	3,256	227

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Carrier Global Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,545	$170,117	$203,660	$48,755
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,021	460,352	597,549	177,052
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,887	271,866	388,099	136,115
Core & Main, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	5,894	213,240	238,177	39,607
Crane Co.	USFF +0.250%	Weekly	MS	01/10/28	2,949	248,998	348,395	117,849
CSW Industrials, Inc.	USFF +0.250%	Weekly	MS	01/10/28	164	25,420	34,015	10,513
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/11/28	273	65,410	65,403	4,651
Curtiss-Wright Corp.	USFF +0.250%	Weekly	MS	07/06/26	771	139,491	171,771	42,270
Deere & Co.	USFF +0.250%	Weekly	MS	07/08/27	624	228,508	249,519	41,366
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,986	180,064	195,135	29,085
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,949	412,162	419,873	36,149
Emerson Electric Co.	USFF +0.250%	Weekly	MS	01/10/28	7,471	693,343	727,152	87,433
Encore Wire Corp.	USFF +0.250%	Weekly	MS	01/07/27	2	298	427	113
Enerpac Tool Group Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,646	93,804	113,354	26,564
EnerSys	USFF +0.250%	Weekly	MS	01/10/28	2,986	294,366	301,467	28,385
Enpro, Inc.	USFF +0.250%	Weekly	MS	07/08/27	674	67,220	105,643	43,634
Fastenal Co.	USFF +0.250%	Weekly	MS	07/11/28	551	33,255	35,688	5,413
Flowserve Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,682	62,825	69,332	11,139
Fluence Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,873	70,952	68,521	2,425
Fortune Brands Innovations, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,356	191,954	255,526	79,505
Gates Industrial Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/10/28	7,642	95,341	102,556	13,753
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,128	238,512	292,908	73,625
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	3,473	315,656	443,259	150,441
Gibraltar Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,676	115,322	132,370	24,965
Global Industrial Co.	USFF +0.250%	Weekly	MS	07/11/28	48	1,748	1,864	201
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,375	140,715	266,656	142,407
Hillman Solutions Corp.	USFF +0.250%	Weekly	MS	01/10/28	10,219	82,187	94,117	17,643
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,233	49,984	66,730	20,456
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	626	145,710	162,535	27,568
IES Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	26	2,143	2,060	27
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	07/08/27	711	160,082	186,239	40,615
ITT, Inc.	USFF +0.250%	Weekly	MS	07/11/28	865	83,919	103,212	25,495
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	1,756	101,143	101,216	7,012
Kaman Corp.	USFF +0.250%	Weekly	MS	07/11/28	182	3,956	4,359	663
Kennametal, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,393	60,374	61,715	5,939

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Lennox International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	82	$32,139	$36,697	$6,827
Lindsay Corp.	USFF +0.250%	Weekly	MS	07/11/28	205	25,220	26,478	2,973
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	01/05/26	1,698	734,921	769,602	104,839
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,867	243,162	325,992	104,646
Masonite International Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	113	9,622	9,567	571
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	13,208	254,489	261,518	26,557
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	07/11/28	288	34,819	42,385	10,389
MSC Industrial Direct Co., Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	3,200	304,319	324,032	43,484
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	07/06/26	4,494	127,558	211,892	100,028
nVent Electric PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	48	1,844	2,836	1,082
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/08/27	901	72,516	80,612	14,240
PACCAR, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,472	99,279	143,741	60,045
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,292	955,655	1,055,924	169,093
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	3,756	221,849	273,099	67,902
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,157	88,803	102,279	19,919
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/23/25	660	120,656	142,428	30,143
REV Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	98	1,813	1,781	58
RTX Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,359	350,401	366,766	39,651
Shoals Technologies Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	4,403	66,080	68,423	5,764
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,061	263,160	306,459	66,955
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,079	83,083	108,990	32,082
Standex International Corp.	USFF +0.250%	Weekly	MS	01/10/28	244	34,049	38,645	7,112
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,267	98,723	124,293	33,367
Stantec, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	79	6,155	6,335	575
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,222	106,485	195,380	97,784
Tennant Co.	USFF +0.250%	Weekly	MS	07/11/28	731	60,771	67,756	11,325
Terex Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,996	240,553	287,070	68,933
Textainer Group Holdings Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	203	9,998	9,988	641
Textron, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,783	228,552	304,229	91,862
TransDigm Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	163	153,536	164,891	26,452
Trex Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	925	57,295	76,581	23,200

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
UFP Industries, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,216	$99,250	$152,669	$61,249
Wabash National Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,104	108,739	130,764	30,740
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	769	125,157	160,213	44,466
WESCO International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,385	203,984	240,824	51,347
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	07/11/28	254	26,619	32,233	7,455
Woodward, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,522	199,645	207,190	21,277
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	418	210,049	346,392	155,669
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,127	180,715	180,195	11,907
					192,544	13,475,066	16,031,941	3,640,636
Commercial & Professional Services
ACV Auctions, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	9,583	143,441	145,182	11,570
ASGN, Inc.	USFF +0.250%	Weekly	MS	07/11/28	348	30,308	33,467	5,212
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	07/23/25	1,124	241,324	261,858	47,098
Brady Corp., Class A	USFF +0.250%	Weekly	MS	07/11/28	840	46,211	49,300	6,335
Brink's Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	30	2,662	2,638	155
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	161	29,689	33,126	5,595
CECO Environmental Corp.	USFF +0.250%	Weekly	MS	07/11/28	646	12,812	13,101	1,135
Copart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6,489	195,953	317,961	135,486
CRA International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1	99	99	(31)
Huron Consulting Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	30	3,040	3,084	216
ICF International, Inc.	USFF +0.250%	Weekly	MS	01/05/26	89	11,896	11,934	821
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,594	203,043	206,901	17,825
Kelly Services, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	181	3,817	3,913	325
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,196	337,642	345,935	32,443
ManpowerGroup, Inc.	USFF +0.250%	Weekly	MS	07/11/28	574	41,725	45,616	7,203
MillerKnoll, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,556	37,766	41,514	6,584
MSA Safety, Inc.	USFF +0.250%	Weekly	MS	07/11/28	254	42,263	42,883	3,613
OPENLANE, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,123	46,102	46,252	3,292
Parsons Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,382	86,320	86,665	6,262
Paychex, Inc.	USFF +0.250%	Weekly	MS	01/05/26	267	28,915	31,802	11,839
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,215	295,774	365,276	93,705
Robert Half, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,498	111,742	131,704	28,463
Rollins, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,911	63,998	83,453	24,522

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Science Applications International Corp.	USFF +0.250%	Weekly	MS	07/11/28	828	$93,874	$102,937	$15,681
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	2,593	30,056	35,057	7,082
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,070	340,784	345,545	28,435
TriNet Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6	716	714	10
Upwork, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,614	82,806	98,350	21,218
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,291	312,370	352,978	62,501
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,065	213,486	254,386	56,821
					54,559	3,090,634	3,493,631	641,416
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,180	88,391	192,320	110,164
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	14,434	1,568,178	2,193,102	733,047
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	47	120,014	121,524	9,750
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	01/07/27	71	4,679	5,558	1,378
CarMax, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,044	63,596	80,117	20,869
Carvana Co.	USFF +0.250%	Weekly	MS	07/11/28	16,497	589,280	873,351	324,678
eBay, Inc.	USFF +0.250%	Weekly	MS	01/07/27	12,848	521,578	560,430	80,348
Etsy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,272	106,029	103,096	4,342
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	17,018	156,779	355,846	214,250
Genuine Parts Co.	USFF +0.250%	Weekly	MS	07/11/28	1,236	167,714	171,186	16,269
Group 1 Automotive, Inc.	USFF +0.250%	Weekly	MS	07/11/28	27	6,716	8,228	2,063
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/07/27	1,587	503,314	549,975	85,151
Kohl's Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,453	33,513	41,672	10,433
LKQ Corp.	USFF +0.250%	Weekly	MS	07/11/28	33	1,578	1,577	70
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/07/27	675	126,979	150,221	33,591
Monro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,334	37,187	39,140	4,836
ODP Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	3,942	160,465	221,935	73,205
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1	785	950	182
Pool Corp.	USFF +0.250%	Weekly	MS	01/10/28	522	167,349	208,127	53,204
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	910	86,305	97,607	17,217
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	2,439	211,479	228,803	33,099
Tractor Supply Co.	USFF +0.250%	Weekly	MS	07/11/28	1,347	272,826	289,645	36,228
Urban Outfitters, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,680	89,363	131,339	48,938
Wayfair, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	633	42,548	39,056	(595)
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	07/11/28	197	39,960	39,751	2,514
Winmark Corp.	USFF +0.250%	Weekly	MS	07/11/28	77	32,556	32,151	1,803
					85,504	5,199,161	6,736,707	1,917,034

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF +0.250%	Weekly	MS	07/11/28	128	$8,157	$8,086	$454
Carter's, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,052	278,157	303,454	48,210
Cavco Industries, Inc.	USFF +0.250%	Weekly	MS	07/23/25	17	3,509	5,893	3,300
Columbia Sportswear Co.	USFF +0.250%	Weekly	MS	07/11/28	1,132	84,877	90,039	11,153
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	73	494	481	(16)
DR Horton, Inc.	USFF +0.250%	Weekly	MS	01/05/26	472	44,979	71,735	30,547
Figs, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	13,088	88,968	90,962	8,092
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/08/27	2,400	244,747	308,496	85,137
G-III Apparel Group Ltd.	USFF +0.250%	Weekly	MS	07/11/28	4,206	112,003	142,920	38,605
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,498	71,597	76,488	10,372
Helen of Troy Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	1,483	182,948	179,161	8,794
Hovnanian Enterprises, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	85	12,982	13,228	1,104
La-Z-Boy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	886	24,562	32,711	10,229
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,651	45,679	43,207	1,780
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	07/11/28	93	47,041	47,550	3,716
Mattel, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,353	139,402	138,825	9,000
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,661	138,690	171,913	42,752
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	01/07/27	2,712	271,490	294,442	45,195
NVR, Inc.	USFF +0.250%	Weekly	MS	01/07/27	11	52,136	77,005	28,428
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,362	265,540	450,246	205,522
PVH Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,307	113,432	159,611	53,990
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,955	219,678	281,911	80,652
Skyline Champion Corp.	USFF +0.250%	Weekly	MS	01/05/26	6	315	446	115
Steven Madden Ltd.	USFF +0.250%	Weekly	MS	07/11/28	1	31	42	(24)
Tapestry, Inc.	USFF +0.250%	Weekly	MS	01/07/27	9,535	288,959	350,983	83,570
TopBuild Corp.	USFF +0.250%	Weekly	MS	07/11/28	143	32,438	53,519	26,045
Vista Outdoor, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,954	81,628	87,350	11,325
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,822	84,205	104,856	27,137
YETI Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,853	207,820	251,288	59,325
					69,939	3,146,464	3,836,848	934,509
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	07/11/28	11,369	71,337	77,537	11,371
Adtalem Global Education, Inc.	USFF +0.250%	Weekly	MS	07/08/27	847	31,422	49,931	20,639
Aramark	USFF +0.250%	Weekly	MS	07/11/28	10,681	272,211	300,136	48,106
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	129	335,147	457,591	153,968

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	326	$27,192	$30,722	$5,368
Brinker International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,568	49,061	67,706	22,282
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,603	266,978	309,549	60,948
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	07/11/28	227	37,051	37,296	2,895
DoorDash, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	344	30,320	34,018	5,752
DraftKings, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	623	18,143	21,961	5,031
Duolingo, Inc.	USFF +0.250%	Weekly	MS	07/11/28	364	65,600	82,573	21,460
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,635	182,449	198,465	28,562
Golden Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/11/28	98	3,929	3,913	218
Grand Canyon Education, Inc.	USFF +0.250%	Weekly	MS	07/11/28	20	2,624	2,641	160
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,236	151,296	159,244	19,187
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,047	177,693	236,109	72,254
McDonald's Corp.	USFF +0.250%	Weekly	MS	01/05/26	1,626	417,979	482,125	100,547
MGM Resorts International	USFF +0.250%	Weekly	MS	01/07/27	6,949	251,015	310,481	76,770
RCI Hospitality Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9	601	596	(1)
Rover Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	517	5,640	5,625	336
Royal Caribbean Cruises Ltd. (Liberia)	USFF +0.250%	Weekly	MS	01/10/28	3,944	305,105	510,709	226,610
Six Flags Entertainment Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,213	29,623	30,422	2,805
Starbucks Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,944	477,919	474,673	29,971
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7	648	647	6
Target Hospitality Corp.	USFF +0.250%	Weekly	MS	07/11/28	544	5,927	5,293	(353)
Vail Resorts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	163	36,537	34,796	968
Wendy's Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	385	7,515	7,500	466
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	07/11/28	1,079	98,360	98,308	6,875
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,331	417,571	435,228	52,721
					67,828	3,776,893	4,465,795	975,922
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	155	3,530	3,565	241

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	01/07/27	831	$442,491	$548,526	$151,891
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,351	176,301	183,668	19,490
Grocery Outlet Holding Corp.	USFF +0.250%	Weekly	MS	01/10/28	6,053	175,067	163,189	159
Ingles Markets, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	5	430	432	(479)
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	5,825	264,188	266,261	22,332
Sysco Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,441	240,586	251,640	28,632
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,260	775,468	891,549	175,333
US Foods Holding Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,255	148,154	193,220	55,247
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	07/23/25	4,130	138,058	107,834	(4,145)
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,463	494,841	545,942	94,062
					35,769	2,859,114	3,155,826	542,763
Energy
Antero Midstream Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,009	37,964	37,703	2,320
APA Corp.	USFF +0.250%	Weekly	MS	01/10/28	11,919	448,201	427,654	7,952
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	15,461	430,721	528,457	137,597
California Resources Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,810	173,939	208,331	48,068
Cameco Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	3,669	162,660	158,134	6,682
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	1,854	117,159	121,474	12,358
Cenovus Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	9,081	158,395	151,199	4,258
ChampionX Corp.	USFF +0.250%	Weekly	MS	01/10/28	883	22,698	25,792	4,796
Chesapeake Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	6,846	533,334	526,731	32,879
Chord Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	138	22,138	22,940	2,291
ConocoPhillips	USFF +0.250%	Weekly	MS	07/08/27	1,495	150,743	173,525	38,033
CONSOL Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,437	78,185	144,462	70,760
CVR Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,642	115,788	110,353	5,033
Devon Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	9,680	433,435	438,504	42,574
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	07/08/27	19,411	170,384	190,422	50,931
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	5,951	172,015	261,070	109,436
Enerplus Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	5,395	76,012	82,759	12,290
EQT Corp.	USFF +0.250%	Weekly	MS	07/08/27	8,082	258,257	312,450	75,596
Equitrans Midstream Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,853	28,252	59,584	34,998
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	01/05/26	7,783	803,908	778,144	62,819

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
FLEX LNG Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	45	$1,327	$1,308	$34
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	617	48,760	82,184	36,750
Helix Energy Solutions Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,705	82,659	79,207	2,148
Helmerich & Payne, Inc.	USFF +0.250%	Weekly	MS	07/11/28	14,513	556,618	525,661	7,620
Imperial Oil Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	593	33,290	33,914	2,883
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/08/27	20,500	350,056	361,620	56,310
Liberty Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,164	27,224	39,255	14,214
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/23/25	2,406	268,942	356,954	124,051
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,441	134,091	146,793	22,546
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	38	3,107	3,102	172
Nordic American Tankers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	34,727	128,857	145,853	33,822
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	07/23/25	12,367	474,156	738,434	309,909
Pembina Pipeline Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	5,608	183,490	193,027	23,902
Phillips 66	USFF +0.250%	Weekly	MS	07/11/28	245	32,749	32,619	2,092
Pioneer Natural Resources Co.	USFF +0.250%	Weekly	MS	01/10/28	2,115	479,806	475,621	35,202
Precision Drilling Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	426	24,077	23,128	673
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/11/28	13,322	279,637	268,305	8,303
US Silica Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	13,012	167,457	147,166	(8,893)
Weatherford International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	1	54	98	10
Williams Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	11,333	399,302	394,728	26,522
					270,577	8,069,847	8,808,665	1,459,941
Financial Services
AvidXchange Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,447	74,591	79,878	10,395
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	07/23/25	11,792	2,658,122	4,205,735	1,731,022
BlackRock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	261	186,044	211,880	43,650
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,212	185,099	216,415	45,184
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,098	428,519	441,839	54,865
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,414	769,909	852,036	135,192

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	11,278	$263,927	$335,972	$106,653
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/10/28	106	10,284	13,614	5,187
International Money Express, Inc.	USFF +0.250%	Weekly	MS	07/11/28	592	12,637	13,077	1,275
MarketAxess Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	395	104,253	115,676	19,347
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	294	111,887	125,394	21,329
Moody's Corp.	USFF +0.250%	Weekly	MS	07/11/28	126	47,500	49,211	5,049
Morningstar, Inc.	USFF +0.250%	Weekly	MS	07/11/28	282	79,450	80,720	6,712
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/23/25	8,978	414,566	521,981	155,214
NCR Atleos Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,338	82,718	105,370	28,398
Open Lending Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,891	29,738	33,112	5,223
Paymentus Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	114	1,982	2,037	155
Payoneer Global, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,840	57,296	56,476	3,095
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	14,057	746,552	863,240	168,142
Shift4 Payments, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,338	84,281	99,467	20,961
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/23/25	3,935	442,200	423,760	44,896
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,736	416,483	451,968	64,891
Western Union Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	3,427	40,874	40,850	2,848
					93,951	7,248,912	9,339,708	2,679,683
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/23/25	10,458	471,081	421,876	23,463
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	01/05/26	3,689	267,574	266,420	21,070
B&G Foods, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,084	49,514	53,382	8,143
Bunge Global SA (Switzerland)	USFF +0.250%	Weekly	MS	07/11/28	1,498	153,848	151,223	8,600
Campbell Soup Co.	USFF +0.250%	Weekly	MS	07/11/28	109	4,683	4,712	315
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,185	209,919	391,726	196,248
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	8,481	478,828	499,785	80,017
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,112	276,080	268,826	12,461
General Mills, Inc.	USFF +0.250%	Weekly	MS	01/05/26	3,242	208,766	211,184	23,223
Hershey Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	450	83,122	83,898	7,067
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,284	157,031	137,559	(7,589)
Ingredion, Inc.	USFF +0.250%	Weekly	MS	07/11/28	650	66,813	70,544	8,808
J & J Snack Foods Corp.	USFF +0.250%	Weekly	MS	07/11/28	63	10,629	10,530	596
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	3,826	535,354	483,530	(9,159)
John B Sanfilippo & Son, Inc.	USFF +0.250%	Weekly	MS	07/11/28	294	30,347	30,294	2,229

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Kellanova	USFF +0.250%	Weekly	MS	07/08/27	5,542	$324,338	$309,853	$14,486
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/07/27	16,234	564,231	540,917	25,682
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	12,313	440,398	455,335	54,706
McCormick & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,349	82,011	92,299	16,473
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/08/27	1,806	97,227	110,545	22,094
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	2,784	184,044	201,645	31,441
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/23/25	1,399	227,989	237,606	37,899
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,172	206,022	204,342	17,215
Primo Water Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	1,540	23,199	23,177	1,540
Sovos Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,095	89,240	90,213	7,090
Tootsie Roll Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	38	1,278	1,263	38
Vita Coco Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	2,300	63,782	58,995	(425)
					101,997	5,307,348	5,411,679	603,731
Health Care Equipment & Services
AmerisourceBergen Corp.	USFF +0.250%	Weekly	MS	01/10/28	446	76,182	91,599	21,187
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/11/28	945	20,350	21,196	2,212
Baxter International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	16,341	581,144	631,743	94,234
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	07/11/28	1,126	263,931	274,553	29,845
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,826	184,899	184,061	12,758
Centene Corp.	USFF +0.250%	Weekly	MS	07/08/27	6,638	469,001	492,606	55,916
Certara, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,593	22,139	28,021	7,735
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/11/28	371	96,475	111,096	21,706
CONMED Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,623	279,986	287,245	27,271
Cross Country Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,322	84,507	75,210	(3,862)
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/23/25	4,534	322,513	358,005	69,448
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,282	366,614	448,582	107,217
Definitive Healthcare Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,161	18,491	21,480	4,228
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	01/10/28	491	216,674	231,536	30,993
Fulgent Genetics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,483	79,173	42,874	(30,876)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,512	482,530	580,828	132,090
Haemonetics Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,383	200,358	203,770	17,194
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	681	164,532	184,333	31,875
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	07/11/28	662	46,268	43,891	776

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Hologic, Inc.	USFF +0.250%	Weekly	MS	07/23/25	12,421	$894,237	$887,480	$54,884
Humana, Inc.	USFF +0.250%	Weekly	MS	07/08/27	293	141,402	134,138	3,753
Integer Holdings Corp.	USFF +0.250%	Weekly	MS	07/11/28	571	50,607	56,575	9,421
Laboratory Corp. of America Holdings	USFF +0.250%	Weekly	MS	07/11/28	851	176,530	193,424	29,482
Lantheus Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,461	184,423	214,582	42,841
McKesson Corp.	USFF +0.250%	Weekly	MS	07/11/28	308	140,628	142,598	11,789
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	753	239,225	272,066	49,304
Omnicell, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,943	62,053	73,115	15,399
Owens & Minor, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,346	45,352	45,207	2,946
Phreesia, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,810	39,957	41,901	4,663
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,541	176,176	173,669	9,559
Progyny, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,309	110,498	123,029	20,154
Pulse Biosciences, Inc.	USFF +0.250%	Weekly	MS	07/11/28	90	1,125	1,102	17
Teleflex, Inc.	USFF +0.250%	Weekly	MS	07/11/28	23	5,734	5,735	359
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,503	135,652	189,152	63,175
UFP Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	307	38,617	52,816	16,825
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	850	457,755	447,499	22,465
Varex Imaging Corp.	USFF +0.250%	Weekly	MS	07/11/28	498	9,860	10,209	991
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,753	199,116	213,340	28,838
					101,051	7,084,714	7,590,266	1,018,812
Household & Personal Products
BellRing Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,101	275,622	282,748	26,099
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	2,627	198,706	209,398	24,360
elf Beauty, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,129	59,222	162,960	107,785
Energizer Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	43	1,371	1,362	48
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/11/28	15,101	309,571	325,125	39,772
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,795	613,202	582,640	40,388
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	4,193	585,348	614,442	77,947
Reynolds Consumer Products, Inc.	USFF +0.250%	Weekly	MS	07/11/28	245	6,553	6,576	437
Spectrum Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	520	37,309	41,480	7,755
WD-40 Co.	USFF +0.250%	Weekly	MS	07/11/28	198	42,542	47,336	7,690
					33,952	2,129,446	2,274,067	332,281

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	01/10/28	15,525	$175,498	$209,122	$46,499
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	01/10/28	18	2,492	6,101	3,770
Amcor PLC (Jersey)	USFF +0.250%	Weekly	MS	07/11/28	18,066	165,808	174,156	22,445
AptarGroup, Inc.	USFF +0.250%	Weekly	MS	07/11/28	116	14,621	14,340	690
Avient Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,951	67,360	81,103	18,840
Axalta Coating Systems Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	3,748	112,288	127,320	22,738
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,657	131,138	152,831	32,370
Barrick Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	5,834	90,841	105,537	21,582
Berry Global Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,085	248,075	275,288	45,698
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,095	271,665	289,926	37,022
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/25	4,086	266,036	324,837	84,633
Cleveland-Cliffs, Inc.	USFF +0.250%	Weekly	MS	07/11/28	17,248	250,490	352,204	134,705
Commercial Metals Co.	USFF +0.250%	Weekly	MS	01/10/28	492	21,851	24,620	5,308
Crown Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,259	102,285	115,941	20,763
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	1,825	139,991	163,921	35,148
Ecolab, Inc.	USFF +0.250%	Weekly	MS	01/10/28	956	165,020	189,623	36,603
Fortuna Silver Mines, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	833	3,260	3,215	143
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,793	75,931	76,328	5,650
Hawkins, Inc.	USFF +0.250%	Weekly	MS	07/11/28	437	25,886	30,774	6,699
HB Fuller Co.	USFF +0.250%	Weekly	MS	01/10/28	1,621	112,170	131,966	27,208
Innospec, Inc.	USFF +0.250%	Weekly	MS	01/10/28	550	54,173	67,782	18,020
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,063	160,243	167,041	19,364
Knife River Corp.	USFF +0.250%	Weekly	MS	07/11/28	500	28,668	33,090	6,362
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/05/26	2,000	698,796	821,420	177,875
LyondellBasell Industries N.V., Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/11/28	6,009	559,567	571,336	51,228
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	01/07/27	366	134,463	182,601	58,325
Minerals Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,095	60,270	78,084	21,995
Mosaic Co. (The)	USFF +0.250%	Weekly	MS	01/07/27	6,120	246,487	218,668	(6,047)
NewMarket Corp.	USFF +0.250%	Weekly	MS	01/10/28	421	199,373	229,794	45,507
Newmont Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,076	140,379	168,706	39,602
Nucor Corp.	USFF +0.250%	Weekly	MS	07/23/25	1,814	253,645	315,709	86,975

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	877	$116,225	$142,872	$38,368
Pactiv Evergreen, Inc.	USFF +0.250%	Weekly	MS	07/11/28	185	2,300	2,536	363
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	541	65,823	80,907	20,214
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,336	250,719	285,129	52,600
Royal Gold, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7	843	847	24
RPM International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,506	142,965	168,115	35,768
Scotts Miracle-Gro Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	3,386	178,902	215,857	52,216
Sealed Air Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,170	74,532	79,248	9,820
Sherwin-Williams Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,144	322,287	356,814	56,929
SilverCrest Metals, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	485	2,930	3,177	411
Southern Copper Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,287	161,937	196,842	52,088
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/10/28	545	105,059	123,720	27,047
Warrior Met Coal, Inc.	USFF +0.250%	Weekly	MS	01/07/27	778	25,960	47,435	23,814
					126,906	6,429,252	7,406,883	1,497,382
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	13,311	1,291,051	1,859,414	657,371
AMC Networks, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,016	16,798	19,091	3,414
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	7,880	129,325	116,151	(4,292)
Cable One, Inc.	USFF +0.250%	Weekly	MS	07/11/28	116	62,897	64,564	6,083
Cargurus, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,023	106,080	145,516	46,714
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	505	154,623	196,283	52,287
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	20,953	236,734	295,228	74,785
Clear Channel Outdoor Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,191	2,210	2,168	72
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	12,359	411,950	541,942	171,690
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,815	216,893	248,310	47,003
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	7,694	240,413	228,281	8,655
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/23/25	8,880	260,018	289,843	55,590
John Wiley & Sons, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	868	26,178	27,550	3,444
Live Nation Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2	189	187	(26)
Match Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,597	284,057	277,290	12,788

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	5,583	$766,308	$1,976,159	$1,262,667
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	879	311,138	427,968	137,580
News Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	2,255	38,637	55,360	27,241
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	904	76,964	78,205	8,550
Pinterest, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	894	33,728	33,114	1,675
Roku, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,427	183,415	222,459	51,657
Shutterstock, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,306	59,316	63,054	8,404
Vimeo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	15,939	62,906	62,481	3,876
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	7,503	645,201	677,446	78,623
Yelp, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,699	75,990	80,431	9,644
ZipRecruiter, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	3,748	51,296	52,097	4,300
					133,347	5,744,315	8,040,592	2,729,795
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	439	24,892	24,566	1,354
AbbVie, Inc.	USFF +0.250%	Weekly	MS	07/11/28	595	91,686	92,207	6,807
Aerovate Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1	22	22	(35)
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,108	364,474	432,105	98,970
Alnylam Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	873	147,197	167,101	30,019
Amgen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,589	424,585	457,664	63,559
Amphastar Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,058	58,753	65,437	10,797
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,035	59,176	57,070	1,851
Ardelyx, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,980	38,924	61,876	25,599
Azenta, Inc.	USFF +0.250%	Weekly	MS	07/11/28	922	59,353	60,059	4,762
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,026	343,558	331,285	11,385
Bridgebio Pharma, Inc.	USFF +0.250%	Weekly	MS	07/11/28	847	34,280	34,193	2,240
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/07/27	16,293	906,883	835,994	4,445
Cabaletta Bio, Inc.	USFF +0.250%	Weekly	MS	07/11/28	128	2,820	2,906	243
CareDx, Inc.	USFF +0.250%	Weekly	MS	07/11/28	324	3,997	3,888	130
Catalyst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,429	16,535	24,021	8,589
Celldex Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	150	5,681	5,949	622

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	49	$11,634	$11,584	$715
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,617	106,859	142,111	42,585
Cymabay Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,049	13,624	24,777	12,056
Editas Medicine, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,475	55,460	55,462	3,790
EyePoint Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,427	30,064	32,978	4,950
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,821	286,933	309,539	49,156
Halozyme Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,685	257,338	247,078	7,452
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	9,802	318,614	316,605	19,929
ImmunoGen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	855	3,579	25,351	21,981
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	7,525	409,495	472,495	92,228
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/11/28	46	739	738	13
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	398	90,488	92,089	7,805
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/23/25	7,758	1,200,771	1,215,989	127,451
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	575	37,794	41,066	5,834
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/06/26	6,877	704,160	749,731	102,422
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	01/07/27	376	411,972	456,073	72,638
Quanterix Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,189	29,675	32,507	4,859
RAPT Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	12	299	298	(18)
Relay Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,883	19,958	20,732	2,113
Rhythm Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,694	48,002	77,873	33,144
Roivant Sciences Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	34	388	382	(17)
Twist Bioscience Corp.	USFF +0.250%	Weekly	MS	01/10/28	6,064	168,493	223,519	66,610
United Therapeutics Corp.	USFF +0.250%	Weekly	MS	07/11/28	290	63,683	63,768	4,440
Viatris, Inc.	USFF +0.250%	Weekly	MS	07/08/27	14,619	139,746	158,324	36,609
West Pharmaceutical Services, Inc.	USFF +0.250%	Weekly	MS	07/08/27	745	227,373	262,329	50,856
					123,662	7,219,957	7,689,741	1,040,938

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,956	$529,576	$730,564	$237,476
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,573	433,306	579,076	180,547
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/23/25	1,012	647,306	1,129,645	562,739
Diodes, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,333	100,331	107,333	14,013
KLA Corp.	USFF +0.250%	Weekly	MS	07/11/28	203	112,129	118,004	13,656
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	405	191,998	317,220	142,052
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,534	489,352	679,416	238,464
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,415	379,066	376,776	24,276
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	707	344,076	445,961	126,934
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,525	780,613	1,250,430	532,689
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	3,136	471,812	720,276	293,542
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,722	126,353	242,239	125,301
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,591	862,372	1,097,886	306,480
Rambus, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,125	74,367	76,781	7,506
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,396	424,810	494,198	106,293
SMART Global Holdings, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	07/11/28	2,455	52,070	46,473	(2,562)
					53,088	6,019,537	8,412,278	2,909,406
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	2,002	622,412	702,522	125,743
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	759	331,413	452,819	144,227
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	01/10/28	1,353	113,289	118,915	14,248
ANSYS, Inc.	USFF +0.250%	Weekly	MS	07/08/27	11	2,802	3,992	1,345
AppLovin Corp., Class A	USFF +0.250%	Weekly	MS	07/11/28	4,947	190,154	197,138	20,062
Aspen Technology, Inc.	USFF +0.250%	Weekly	MS	07/11/28	208	35,440	45,791	12,894
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	07/11/28	302	22,212	26,183	5,466
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	939	201,447	255,755	68,165
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	207	52,213	52,851	4,202
DocuSign, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,246	193,317	192,975	12,953
Dolby Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	111	9,565	9,566	623
DXC Technology Co.	USFF +0.250%	Weekly	MS	07/11/28	1,376	31,490	31,469	2,113
Elastic NV (Netherlands)	USFF +0.250%	Weekly	MS	07/11/28	2,750	210,707	309,925	113,713

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Fortinet, Inc.	USFF +0.250%	Weekly	MS	01/05/26	865	$48,015	$50,628	$20,474
Gartner, Inc.	USFF +0.250%	Weekly	MS	07/11/28	179	80,022	80,749	6,209
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	16,516	300,173	376,895	103,065
Gitlab, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	2,362	131,169	148,712	26,552
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,210	196,794	240,978	57,720
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	202	5,807	5,735	290
InterDigital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,169	244,950	343,963	118,485
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,509	322,146	410,347	121,092
JFrog Ltd. (Israel)	USFF +0.250%	Weekly	MS	07/11/28	957	31,642	33,122	3,624
Kyndryl Holdings, Inc.	USFF +0.250%	Weekly	MS	07/06/26	3,301	51,477	68,595	20,631
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,904	94,676	110,004	21,820
Manhattan Associates, Inc.	USFF +0.250%	Weekly	MS	07/11/28	231	50,252	49,739	2,916
Microsoft Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,588	1,108,268	1,725,272	708,170
MongoDB, Inc.	USFF +0.250%	Weekly	MS	01/10/28	254	57,653	103,848	50,134
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	07/08/27	21,174	326,248	358,052	54,204
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	6,321	189,833	301,448	124,671
Oracle Corp.	USFF +0.250%	Weekly	MS	01/05/26	13,276	1,232,135	1,399,689	271,367
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	38,606	713,200	662,865	(1,182)
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,240	887,470	1,250,291	423,994
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,771	58,461	76,879	22,413
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/08/27	228	23,662	44,752	22,684
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,868	554,642	1,017,826	501,401
Samsara, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	9,239	242,456	308,398	82,627
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,502	695,531	1,061,148	413,552
Shopify, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	07/11/28	2,138	159,064	166,550	18,420
Smartsheet, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,260	50,290	60,253	13,983
Splunk, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,356	293,186	358,937	90,096
Squarespace, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,555	71,228	84,341	18,697
Synopsys, Inc.	USFF +0.250%	Weekly	MS	07/11/28	685	313,493	352,713	60,805
UiPath, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	18,142	380,679	450,647	96,187
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,231	233,827	253,537	35,800
Weave Communications, Inc.	USFF +0.250%	Weekly	MS	07/11/28	270	2,992	3,097	274
Workday, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	719	196,501	198,487	15,502
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,423	105,158	73,171	(24,771)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Zoom Video Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,790	$111,237	$128,719	$26,051
Zuora, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,512	13,681	14,213	1,438
					203,764	11,594,479	14,774,501	4,055,149
Technology Hardware & Equipment
Apple, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,522	1,092,320	1,448,211	438,380
Arrow Electronics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,085	131,897	132,641	9,804
Badger Meter, Inc.	USFF +0.250%	Weekly	MS	07/11/28	208	28,800	32,109	5,316
Bel Fuse, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	1,055	52,308	70,442	21,803
CDW Corp.	USFF +0.250%	Weekly	MS	07/23/25	612	99,333	139,120	48,581
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/23/25	12,832	576,043	648,273	138,725
Corning, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,775	163,841	175,849	23,831
Crane NXT Co.	USFF +0.250%	Weekly	MS	07/08/27	1,638	82,597	93,153	16,687
Extreme Networks, Inc.	USFF +0.250%	Weekly	MS	01/05/26	20,478	464,682	361,232	(71,438)
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,123	162,712	200,995	49,468
Fabrinet (Cayman Islands)	USFF +0.250%	Weekly	MS	07/11/28	1,215	202,898	231,251	42,933
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/07/27	35,913	548,872	609,803	111,068
HP, Inc.	USFF +0.250%	Weekly	MS	07/23/25	8,834	244,476	265,815	48,112
Insight Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,040	128,739	184,278	64,381
IonQ, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,235	7,939	15,302	7,872
Itron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,070	69,888	80,796	15,719
Jabil, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,858	599,321	618,909	60,890
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,170	249,447	270,332	40,735
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	236	37,632	37,545	2,471
Knowles Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,624	26,208	29,086	4,648
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	871	271,700	272,701	19,704
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,824	69,970	96,722	31,831
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/23/25	3,742	227,724	329,895	133,961
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,664	168,844	124,325	(33,087)
nLight, Inc.	USFF +0.250%	Weekly	MS	07/11/28	209	2,842	2,821	138
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	5,412	331,509	462,022	164,101
SmartRent, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,962	6,248	6,259	404
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,649	427,686	1,321,525	923,300

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
TE Connectivity Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/11/28	1,198	$147,106	$168,319	$32,640
Vishay Intertechnology, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,618	38,212	38,783	3,299
Vontier Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,497	153,750	155,371	12,212
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,200	220,589	272,324	66,912
					155,369	7,036,133	8,896,209	2,435,401
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/08/27	31,045	478,452	520,935	84,612
EchoStar Corp., Class A	USFF +0.250%	Weekly	MS	07/23/25	5,787	137,779	95,891	(40,025)
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	1,270	22,629	22,593	1,488
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,127	417,099	501,352	114,868
United States Cellular Corp.	USFF +0.250%	Weekly	MS	07/11/28	229	9,458	9,513	670
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,903	388,283	411,043	62,619
					52,361	1,453,700	1,561,327	224,232
Transportation
American Airlines Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,510	71,628	75,707	8,982
ArcBest Corp.	USFF +0.250%	Weekly	MS	07/23/25	319	25,866	38,347	16,210
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/08/27	954	87,825	82,416	2,286
CSX Corp.	USFF +0.250%	Weekly	MS	07/23/25	9,767	282,521	338,622	82,604
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,971	327,466	401,133	96,216
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	07/23/25	864	91,398	109,901	28,789
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,549	849,615	897,791	112,267
GXO Logistics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,662	149,510	162,808	23,606
Hub Group, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	142	10,901	13,055	2,869
Landstar System, Inc.	USFF +0.250%	Weekly	MS	07/08/27	127	21,275	24,594	5,200
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,070	211,689	252,927	56,966
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	07/23/25	424	141,178	171,860	41,065
Ryder System, Inc.	USFF +0.250%	Weekly	MS	07/08/27	124	10,097	14,267	5,435
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,879	213,934	254,684	55,468
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,500	242,105	277,065	51,621
Union Pacific Corp.	USFF +0.250%	Weekly	MS	07/11/28	360	87,943	88,423	6,790

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	412	$64,802	$64,779	$(1,140)
XPO, Inc.	USFF +0.250%	Weekly	MS	07/11/28	583	48,091	51,065	6,315
					46,217	2,937,844	3,319,444	601,549
Utilities
ALLETE, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,568	318,681	340,539	49,275
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	636	88,046	83,946	3,217
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	161	17,981	18,660	2,069
Black Hills Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,578	243,153	246,983	22,720
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	07/23/25	2,914	251,691	340,617	110,001
Dominion Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,042	188,421	189,974	17,067
DTE Energy Co.	USFF +0.250%	Weekly	MS	07/11/28	83	9,128	9,152	616
Entergy Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,028	303,693	306,403	31,443
Fortis, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	1,944	79,151	79,957	6,626
NextEra Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,341	116,143	142,192	35,117
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	14,676	644,305	758,749	161,252
ONE Gas, Inc.	USFF +0.250%	Weekly	MS	07/11/28	805	48,638	51,295	6,219
Otter Tail Corp.	USFF +0.250%	Weekly	MS	01/07/27	687	48,205	58,374	15,723
PPL Corp.	USFF +0.250%	Weekly	MS	07/11/28	8,643	214,529	234,225	37,348
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,753	107,690	107,196	7,017
Spire, Inc.	USFF +0.250%	Weekly	MS	07/11/28	799	49,306	49,810	4,312
TransAlta Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	793	6,457	6,590	554
Vistra Corp.	USFF +0.250%	Weekly	MS	01/10/28	7,956	215,030	306,465	110,383
WEC Energy Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	163	13,514	13,720	965
					61,570	2,963,762	3,344,847	621,924

Total Reference Entity — Long						114,830,997	136,751,992	31,210,646
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Dana, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(28,519)	$(363,577)	$(416,663)	$(57,222)
Garrett Motion, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(296)	(2,854)	(2,862)	(72)
Gentherm, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,420)	(176,240)	(126,711)	49,582
Harley-Davidson, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(504)	(18,623)	(18,567)	(74)
LCI Industries	USFF -0.250%	Weekly	MS	01/10/28	(3,715)	(475,666)	(467,013)	(3,386)
Lucid Group, Inc.	USFF -5.555%	Weekly	MS	07/11/28	(122,032)	(806,655)	(513,755)	285,610
Luminar Technologies, Inc.	USFF -16.008%	Weekly	MS	07/11/28	(114,045)	(525,000)	(384,332)	135,911

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Automobiles & Components — (continued)
Magna International, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(20,172)	$(1,199,521)	$(1,191,762)	$(20,872)
Mobileye Global, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(7,515)	(282,183)	(325,550)	(47,830)
Phinia, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,876)	(56,988)	(56,824)	(386)
QuantumScape Corp.	USFF -0.780%	Weekly	MS	07/11/28	(1,835)	(13,067)	(12,753)	158
Tesla, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,764)	(708,833)	(686,799)	15,624
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,828)	(320,741)	(351,865)	(35,488)
					(310,521)	(4,949,948)	(4,555,456)	321,555
Capital Goods
3D Systems Corp.	USFF -0.250%	Weekly	MS	01/07/27	(95,449)	(836,630)	(606,101)	221,179
AAON, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(15,290)	(996,722)	(1,129,472)	(142,294)
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,913)	(624,118)	(619,235)	(767)
AerSale Corp.	USFF -0.250%	Weekly	MS	07/11/28	(17,125)	(257,002)	(217,402)	37,252
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(12,853)	(1,189,129)	(1,262,422)	(91,534)
Allegion PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(9,181)	(1,130,299)	(1,163,141)	(43,042)
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(35,441)	(1,479,942)	(1,122,416)	344,182
Archer Aviation, Inc., Class A	USFF -4.830%	Weekly	MS	07/11/28	(9,089)	(58,171)	(55,806)	1,804
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,217)	(624,868)	(679,053)	(59,840)
Argan, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(204)	(9,711)	(9,545)	41
Astec Industries, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,677)	(56,364)	(62,384)	(6,587)
Atkore, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,100)	(294,873)	(336,000)	(43,816)
Ballard Power Systems, Inc. (Canada)	USFF -1.184%	Weekly	MS	01/05/26	(201,442)	(1,894,199)	(745,335)	1,131,583
Barnes Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,730)	(189,705)	(219,600)	(31,883)
ChargePoint Holdings, Inc.	USFF -4.526%	Weekly	MS	01/10/28	(208,063)	(1,163,510)	(486,867)	666,144
Chart Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,247)	(604,433)	(578,994)	19,967
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(3,818)	(126,713)	(166,159)	(44,770)
Distribution Solutions Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(436)	(11,959)	(13,760)	(1,947)
Dover Corp.	USFF -0.250%	Weekly	MS	07/11/28	(4,046)	(587,759)	(622,315)	(40,534)
Ducommun, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,398)	(107,765)	(124,840)	(18,082)
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,115)	(764,769)	(818,865)	(61,010)
Energy Recovery, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,155)	(168,109)	(115,960)	50,599
Enovix Corp.	USFF -0.780%	Weekly	MS	07/11/28	(9,664)	(193,493)	(120,993)	70,723
ESCO Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,246)	(136,703)	(145,819)	(10,383)
Federal Signal Corp.	USFF -0.250%	Weekly	MS	07/11/28	(6,002)	(367,321)	(460,593)	(101,741)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(7,451)	(876,222)	(895,759)	(33,974)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
GMS, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(111)	$(9,231)	$(9,150)	$(39)
GrafTech International Ltd.	USFF -0.250%	Weekly	MS	07/08/27	(155,440)	(746,488)	(340,414)	397,677
Granite Construction, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,626)	(470,042)	(591,298)	(132,560)
Hayward Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(19,054)	(257,015)	(259,134)	(4,468)
Helios Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,341)	(669,117)	(514,314)	147,211
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(8,241)	(989,984)	(1,227,003)	(278,317)
Hexcel Corp.	USFF -0.250%	Weekly	MS	07/11/28	(20,876)	(1,472,844)	(1,539,605)	(83,063)
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(9,547)	(468,397)	(456,824)	(1,657)
Hubbell, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,412)	(454,203)	(464,449)	(14,762)
JELD-WEN Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(20,443)	(485,574)	(385,964)	96,283
John Bean Technologies Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,326)	(380,225)	(330,771)	45,037
Kadant, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(958)	(217,869)	(268,537)	(53,449)
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(16,051)	(379,367)	(325,675)	50,245
L3Harris Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,071)	(1,124,802)	(1,278,674)	(185,195)
MasTec, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,851)	(636,983)	(518,758)	112,461
Mercury Systems, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(22,114)	(1,504,222)	(808,709)	681,951
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(7,324)	(824,723)	(1,060,369)	(251,446)
MRC Global, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(35,903)	(385,889)	(395,292)	(13,350)
Mueller Water Products, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(43,158)	(544,753)	(621,475)	(97,531)
MYR Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,996)	(407,207)	(433,311)	(29,804)
Nikola Corp.	USFF -5.333%	Weekly	MS	07/11/28	(23,171)	(20,274)	(20,270)	(216)
Nordson Corp.	USFF -0.250%	Weekly	MS	07/11/28	(4,523)	(1,128,722)	(1,194,796)	(78,316)
NOW, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(18,328)	(209,173)	(207,473)	(218)
Oshkosh Corp.	USFF -0.250%	Weekly	MS	07/11/28	(4,550)	(422,351)	(493,266)	(76,925)
PGT Innovations, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(19,593)	(589,935)	(797,435)	(212,842)
Plug Power, Inc.	USFF -3.846%	Weekly	MS	01/10/28	(128,152)	(1,148,361)	(576,684)	561,315
Primoris Services Corp.	USFF -0.250%	Weekly	MS	07/06/26	(11,567)	(310,578)	(384,140)	(85,926)
RBC Bearings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,118)	(277,060)	(318,507)	(43,976)
Regal Rexnord Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,137)	(230,700)	(316,319)	(88,478)
Resideo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(14,137)	(284,475)	(266,058)	15,595
Rocket Lab USA, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(83,611)	(370,419)	(462,369)	(98,235)
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(14,589)	(571,824)	(733,827)	(171,368)
SES AI Corp.	USFF -2.520%	Weekly	MS	07/11/28	(336)	(650)	(615)	(8)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
SiteOne Landscape Supply, Inc.	USFF +0.250%	Weekly	MS	07/06/26	(9,210)	$(1,294,337)	$(1,496,625)	$(213,963)
Spirit AeroSystems Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(14,066)	(336,586)	(447,017)	(116,578)
Sunrun, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(28,158)	(626,022)	(552,742)	67,149
Titan Machinery, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(15,788)	(488,817)	(455,957)	28,366
Toro Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(13,551)	(1,152,315)	(1,300,761)	(163,532)
Transcat, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(106)	(11,600)	(11,589)	(131)
Valmont Industries, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(648)	(144,509)	(151,314)	(8,532)
Vicor Corp.	USFF -0.250%	Weekly	MS	07/11/28	(370)	(16,966)	(16,628)	148
Watsco, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,291)	(508,221)	(553,155)	(49,777)
WillScot Mobile Mini Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(45,442)	(1,787,179)	(2,022,169)	(251,097)
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(11,926)	(425,697)	(428,263)	(11,127)
Xylem, Inc./NY	USFF -0.250%	Weekly	MS	07/11/28	(5,899)	(638,679)	(674,610)	(45,989)
					(1,555,462)	(40,174,874)	(38,491,151)	1,151,833
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(13,062)	(616,576)	(585,569)	17,962
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(13,471)	(1,083,236)	(1,151,232)	(77,772)
CBIZ, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,592)	(414,733)	(475,183)	(64,236)
Clarivate PLC (Jersey)	USFF -0.250%	Weekly	MS	07/11/28	(71,183)	(534,018)	(659,155)	(129,975)
Clean Harbors, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,763)	(288,206)	(307,661)	(22,190)
Conduent, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,091)	(28,225)	(33,182)	(5,248)
CSG Systems International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,751)	(169,263)	(146,381)	18,323
Driven Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(15,418)	(489,003)	(219,861)	264,708
Equifax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,518)	(2,128,359)	(2,353,706)	(248,795)
Exponent, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(16,290)	(1,450,636)	(1,434,172)	(3,094)
FTI Consulting, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(9,260)	(1,765,185)	(1,844,129)	(100,444)
GFL Environmental, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(35,612)	(1,091,141)	(1,228,970)	(147,677)
Healthcare Services Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,605)	(158,536)	(130,714)	26,781
HNI Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,475)	(153,702)	(187,189)	(37,823)
Kforce, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,866)	(358,077)	(396,307)	(47,016)
Korn Ferry	USFF -0.250%	Weekly	MS	07/11/28	(5,615)	(276,757)	(333,250)	(65,172)
Matthews International Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(1,395)	(50,013)	(51,127)	(1,654)
Maximus, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,646)	(222,306)	(221,894)	(1,453)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,183)	$(142,048)	$(102,270)	$38,463
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,463)	(578,545)	(509,151)	63,784
Paylocity Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,819)	(624,650)	(464,712)	154,284
RB Global, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(29,575)	(1,748,032)	(1,978,272)	(262,724)
Stericycle, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,005)	(323,520)	(347,168)	(27,199)
Sterling Check Corp.	USFF -0.250%	Weekly	MS	07/11/28	(160)	(2,218)	(2,227)	(66)
TransUnion	USFF -0.250%	Weekly	MS	07/11/28	(21,741)	(1,474,767)	(1,493,824)	(32,355)
UniFirst Corp.	USFF -0.250%	Weekly	MS	07/06/26	(2,248)	(444,014)	(411,182)	23,136
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	07/11/28	(31,443)	(615,596)	(724,132)	(118,774)
					(338,250)	(17,231,362)	(17,792,620)	(786,226)
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(9,652)	(1,302,144)	(589,062)	671,020
Arhaus, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(801)	(9,549)	(9,492)	(66)
Arko Corp.	USFF -0.250%	Weekly	MS	07/11/28	(7,563)	(58,167)	(62,395)	(4,875)
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,362)	(1,772,809)	(1,881,199)	(124,368)
Bath & Body Works, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(21,775)	(885,883)	(939,809)	(61,928)
Buckle, Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(12,565)	(532,733)	(597,089)	(68,849)
Caleres, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(10,906)	(287,419)	(335,141)	(55,077)
Chico's FAS, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(16,066)	(120,274)	(121,780)	(2,764)
Dillard's, Inc., Class A	USFF -0.630%	Weekly	MS	07/11/28	(681)	(263,219)	(274,886)	(20,868)
Five Below, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,287)	(406,134)	(487,497)	(85,052)
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(32,437)	(1,134,050)	(1,010,413)	103,536
Guess?, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,198)	(123,734)	(119,866)	469
Leslie's, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(57,262)	(790,731)	(395,680)	389,405
Macy's, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(16,488)	(282,913)	(331,739)	(54,134)
MarineMax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(19,396)	(579,070)	(754,504)	(180,678)
Murphy USA, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,631)	(955,596)	(938,109)	7,728
National Vision Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,592)	(204,838)	(96,111)	119,228
Nordstrom, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(14,920)	(244,298)	(275,274)	(33,528)
Ollie's Bargain Outlet Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(347)	(26,340)	(26,334)	(269)
Penske Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,527)	(951,392)	(887,139)	48,375
RH	USFF -0.250%	Weekly	MS	07/11/28	(1,257)	(380,996)	(366,390)	11,143
Shoe Carnival, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,444)	(161,542)	(194,673)	(35,519)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Sonic Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(7,180)	$(373,166)	$(403,588)	$(35,728)
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	01/05/26	(29,736)	(1,147,641)	(789,193)	342,091
					(294,073)	(12,994,638)	(11,887,363)	929,292
Consumer Durables & Apparel
BRP, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(206)	(14,759)	(14,768)	(168)
Brunswick Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,776)	(170,994)	(171,828)	(2,409)
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/11/28	(29,052)	(1,414,005)	(1,459,572)	(59,755)
Ethan Allen Interiors, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,016)	(31,499)	(32,431)	(1,253)
Gildan Activewear, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(32,238)	(993,098)	(1,065,788)	(97,783)
iRobot Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,936)	(111,809)	(113,623)	(2,857)
Levi Strauss & Co., Class A	USFF -0.250%	Weekly	MS	01/10/28	(152,022)	(2,303,270)	(2,514,444)	(268,102)
Malibu Boats, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(962)	(51,808)	(52,737)	(1,432)
Movado Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(866)	(25,682)	(26,110)	(722)
Newell Brands, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(12,242)	(179,264)	(106,261)	68,759
Sonos, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(41,147)	(687,611)	(705,260)	(28,243)
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(512)	(23,314)	(23,270)	(203)
Tempur Sealy International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(417)	(21,382)	(21,254)	(585)
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(65,740)	(1,610,144)	(942,712)	652,917
Under Armour, Inc., Class C	USFF -0.250%	Weekly	MS	01/10/28	(103,308)	(773,917)	(862,622)	(99,764)
VF Corp.	USFF -0.250%	Weekly	MS	07/08/27	(21,739)	(712,500)	(408,693)	271,524
Whirlpool Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,023)	(161,409)	(124,571)	37,707
Wolverine World Wide, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(17,032)	(520,514)	(151,414)	370,785
					(484,234)	(9,806,979)	(8,797,358)	838,416
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(7,483)	(1,089,659)	(1,018,736)	62,411
Bally's Corp.	USFF -0.250%	Weekly	MS	01/05/26	(7,332)	(493,551)	(102,208)	387,157
Bloomin' Brands, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,255)	(194,207)	(204,228)	(11,805)
Boyd Gaming Corp.	USFF -0.250%	Weekly	MS	07/11/28	(3,868)	(230,601)	(242,175)	(15,120)
Chegg, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(72,942)	(1,080,659)	(828,621)	242,284
Churchill Downs, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(10,040)	(1,193,665)	(1,354,697)	(175,882)
Cracker Barrel Old Country Store, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,061)	(528,377)	(467,182)	49,547
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,473)	(226,917)	(240,871)	(16,031)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Expedia Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,705)	$(231,910)	$(258,802)	$(29,253)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,073)	(112,946)	(122,067)	(10,174)
Hilton Worldwide Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,037)	(183,761)	(188,827)	(6,756)
Hyatt Hotels Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(10,728)	(1,258,406)	(1,399,038)	(154,847)
Jack in the Box, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,863)	(145,577)	(152,077)	(8,602)
Krispy Kreme, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(88,225)	(1,217,422)	(1,331,315)	(130,340)
Life Time Group Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,034)	(60,158)	(60,833)	(1,253)
Mister Car Wash, Inc.	USFF -0.580%	Weekly	MS	01/07/27	(69,994)	(701,510)	(604,748)	90,417
OneSpaWorld Holdings Ltd. (Bahamas)	USFF -0.250%	Weekly	MS	07/11/28	(2,124)	(30,250)	(29,948)	(8)
Papa John's International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,364)	(698,130)	(637,588)	46,700
Portillo's, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(57,656)	(1,155,586)	(918,460)	226,699
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(41,828)	(1,846,351)	(2,230,687)	(458,401)
Sweetgreen, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(5,246)	(58,805)	(59,280)	(1,041)
Texas Roadhouse, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,822)	(312,230)	(344,933)	(37,780)
Wingstop, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,246)	(777,053)	(1,089,439)	(327,297)
WW International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(47,621)	(485,671)	(416,684)	64,583
Wyndham Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,877)	(214,020)	(231,340)	(20,288)
					(475,897)	(14,527,422)	(14,534,784)	(235,080)
Consumer Staples Distribution & Retail
Casey's General Stores, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,968)	(1,077,046)	(1,090,168)	(23,277)
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(25,839)	(842,279)	(760,442)	73,448
Performance Food Group Co.	USFF -0.250%	Weekly	MS	07/11/28	(4,505)	(301,376)	(311,521)	(12,892)
PriceSmart, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,084)	(430,050)	(461,046)	(34,853)
SpartanNash Co.	USFF -0.250%	Weekly	MS	07/08/27	(19,712)	(630,525)	(452,390)	153,993
Sprouts Farmers Market, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,508)	(511,297)	(601,760)	(95,098)
United Natural Foods, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(19,984)	(808,118)	(324,340)	497,745
Weis Markets, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(995)	(62,409)	(63,640)	(1,829)
					(93,595)	(4,663,100)	(4,065,307)	557,237

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy
Atlas Energy Solutions, Inc.	USFF -0.630%	Weekly	MS	07/11/28	(7,370)	$(127,487)	$(126,911)	$(608)
Baytex Energy Corp. (Canada)	USFF -0.865%	Weekly	MS	07/08/27	(246,342)	(815,894)	(817,855)	(14,956)
Cactus, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(18,111)	(818,330)	(822,239)	(16,209)
Chevron Corp.	USFF -0.250%	Weekly	MS	07/11/28	(5,290)	(796,459)	(789,056)	(19,864)
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(22,158)	(1,518,990)	(1,515,164)	(38,179)
Clean Energy Fuels Corp.	USFF -0.268%	Weekly	MS	07/11/28	(95,240)	(365,794)	(364,769)	(2,302)
Comstock Resources, Inc.	USFF -0.580%	Weekly	MS	01/10/28	(123,531)	(1,291,444)	(1,093,249)	159,583
Core Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(14,585)	(460,344)	(257,571)	198,641
Crescent Energy Co., Class A	USFF -0.680%	Weekly	MS	07/11/28	(14,195)	(167,020)	(187,516)	(22,036)
Crescent Point Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(60,863)	(415,883)	(421,781)	(13,063)
Denison Mines Corp. (Canada)	USFF -0.730%	Weekly	MS	01/10/28	(120,372)	(123,763)	(213,058)	(90,445)
Diamond Offshore Drilling, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(50,977)	(745,268)	(662,701)	75,464
Dril-Quip, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,623)	(148,967)	(154,117)	(6,527)
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(29,677)	(1,487,392)	(1,626,300)	(222,388)
Energy Fuels, Inc. (Canada)	USFF -1.230%	Weekly	MS	07/11/28	(35,143)	(261,761)	(252,678)	6,691
Green Plains, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,575)	(306,473)	(241,482)	62,199
Hess Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,880)	(445,432)	(415,181)	24,454
Kinetik Holdings, Inc.	USFF -0.730%	Weekly	MS	01/07/27	(24,596)	(906,322)	(821,506)	(16,967)
Kosmos Energy Ltd.	USFF -0.250%	Weekly	MS	07/11/28	(99,532)	(730,094)	(667,860)	55,633
Marathon Oil Corp.	USFF -0.250%	Weekly	MS	01/10/28	(15,074)	(383,025)	(364,188)	13,025
New Fortress Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(27,054)	(1,242,767)	(1,020,747)	127,301
NexGen Energy Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(151,484)	(1,010,033)	(1,060,388)	(59,474)
NextDecade Corp.	USFF -0.865%	Weekly	MS	07/11/28	(11,178)	(53,934)	(53,319)	92
Noble Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	07/11/28	(4,411)	(198,358)	(212,434)	(15,897)
Northern Oil and Gas, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(30,927)	(1,113,069)	(1,146,464)	(63,554)
NOV, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(50,686)	(906,653)	(1,027,912)	(135,262)
Oceaneering International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,583)	(244,402)	(203,926)	38,240
ONEOK, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(56,827)	(3,778,285)	(3,990,392)	(246,115)
Ovintiv, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(43,204)	(1,933,435)	(1,897,520)	3,349
Patterson-UTI Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(115,292)	(1,299,114)	(1,245,154)	39,890

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
ProFrac Holding Corp., Class A	USFF -0.580%	Weekly	MS	07/08/27	(31,979)	$(457,591)	$(271,182)	$182,258
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	01/10/28	(126,145)	(1,142,118)	(1,057,095)	74,716
RPC, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(23,003)	(204,536)	(167,462)	34,278
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(24,135)	(193,127)	(183,185)	4,540
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/10/28	(34,436)	(374,312)	(388,438)	(36,957)
SilverBow Resources, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(11,785)	(502,171)	(342,708)	154,911
Southwestern Energy Co.	USFF -0.250%	Weekly	MS	07/11/28	(61,212)	(415,643)	(400,939)	10,930
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(63,917)	(907,248)	(909,539)	(10,486)
TC Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(43,032)	(1,573,375)	(1,682,121)	(161,576)
Valaris Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(8,004)	(549,255)	(548,834)	(4,555)
Vermilion Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(59,639)	(753,137)	(719,246)	16,015
Vital Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,717)	(546,385)	(487,516)	53,918
World Kinect Corp.	USFF -0.250%	Weekly	MS	07/08/27	(25,477)	(622,277)	(580,366)	25,600
					(2,026,261)	(32,337,367)	(31,412,069)	164,308
Financial Services
FleetCor Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,448)	(402,105)	(409,219)	(10,767)
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,016)	(333,588)	(329,435)	764
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,042)	(583,583)	(589,407)	(11,109)
Remitly Global, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(55,535)	(1,105,487)	(1,078,490)	17,020
Toast, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(22,216)	(323,061)	(405,664)	(105,306)
WEX, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(942)	(184,415)	(183,266)	(547)
					(83,199)	(2,932,239)	(2,995,481)	(109,945)
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	07/11/28	(13,010)	(840,869)	(742,871)	87,336
Cal-Maine Foods, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,861)	(503,025)	(508,533)	(10,068)
Coca-Cola Consolidated, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(305)	(279,100)	(283,162)	(6,609)
Darling Ingredients, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(35,941)	(2,699,379)	(1,791,299)	883,832
Duckhorn Portfolio, Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(6,366)	(60,310)	(62,705)	(2,975)
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(26,864)	(688,542)	(604,709)	61,383
Hain Celestial Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(44,185)	(879,857)	(483,826)	393,482
Mission Produce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,161)	(88,863)	(62,165)	25,738
Pilgrim's Pride Corp.	USFF -0.250%	Weekly	MS	07/11/28	(61,840)	(1,530,006)	(1,710,494)	(198,284)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,691)	$(152,289)	$(148,909)	$2,436
Tyson Foods, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(71,455)	(3,585,109)	(3,840,706)	(345,316)
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(17,660)	(406,458)	(286,798)	108,162
					(294,339)	(11,713,807)	(10,526,177)	999,117
Health Care Equipment & Services
Abbott Laboratories	USFF -0.250%	Weekly	MS	07/11/28	(2,274)	(224,767)	(250,299)	(26,640)
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(14,362)	(1,076,490)	(1,116,789)	(50,016)
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/05/26	(8,280)	(226,755)	(60,361)	164,317
Agiliti, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(9,119)	(172,529)	(72,222)	102,002
agilon health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(25,371)	(307,026)	(318,406)	(14,178)
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(26,916)	(339,791)	(406,701)	(72,840)
Amedisys, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,820)	(725,036)	(743,369)	(25,221)
Bausch + Lomb Corp. (Canada)	USFF -4.330%	Weekly	MS	07/11/28	(3,606)	(56,111)	(61,518)	(5,950)
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	07/11/28	(5,486)	(292,207)	(317,146)	(27,603)
Chemed Corp.	USFF -0.250%	Weekly	MS	07/11/28	(247)	(127,855)	(144,433)	(20,707)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(2,155)	(801,046)	(815,538)	(21,756)
CorVel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(110)	(27,389)	(27,193)	(88)
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(13,361)	(533,966)	(475,518)	49,188
DocGo, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,208)	(88,606)	(62,653)	25,125
Doximity, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(17,871)	(605,323)	(501,103)	98,740
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	07/11/28	(3,590)	(275,073)	(273,738)	(1,175)
Ensign Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(4,093)	(400,860)	(459,276)	(62,812)
Envista Holdings Corp.	USFF -0.250%	Weekly	MS	01/10/28	(6,221)	(252,206)	(149,677)	100,224
Glaukos Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,515)	(78,765)	(120,427)	(42,408)
Globus Medical, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(37,678)	(1,829,116)	(2,007,861)	(195,228)
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(5,467)	(35,131)	(36,629)	(1,851)
ICU Medical, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(355)	(65,196)	(35,408)	29,164
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,553)	(831,241)	(861,993)	(38,263)
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,468)	(628,531)	(908,925)	(291,907)
Insulet Corp.	USFF -0.250%	Weekly	MS	07/11/28	(3,252)	(739,463)	(705,619)	27,158
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(12,537)	(476,802)	(545,986)	(73,509)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,568)	$(495,874)	$(528,980)	$(37,602)
LifeStance Health Group, Inc.	USFF -0.680%	Weekly	MS	07/11/28	(26,767)	(188,622)	(209,586)	(22,697)
LivaNova PLC (United Kingdom)	USFF -0.250%	Weekly	MS	07/11/28	(12,740)	(621,306)	(659,168)	(43,485)
Masimo Corp.	USFF -0.250%	Weekly	MS	01/10/28	(20,184)	(2,257,523)	(2,365,767)	(128,579)
Merit Medical Systems, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,836)	(620,556)	(671,183)	(57,089)
Multiplan Corp.	USFF -0.267%	Weekly	MS	07/11/28	(37,309)	(64,037)	(53,725)	9,699
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(25,315)	(458,608)	(509,085)	(54,637)
Nevro Corp.	USFF -0.250%	Weekly	MS	07/06/26	(39,100)	(1,022,763)	(841,432)	171,848
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(106,214)	(2,480,012)	(1,585,775)	871,901
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(15,776)	(530,000)	(531,493)	(6,297)
PROCEPT BioRobotics Corp.	USFF -0.250%	Weekly	MS	01/10/28	(15,473)	(542,049)	(648,473)	(115,045)
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(15,389)	(1,369,382)	(1,134,169)	223,408
RadNet, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(11,508)	(327,895)	(400,133)	(82,399)
ResMed, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(74)	(17,821)	(12,729)	4,758
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(16,923)	(724,045)	(605,843)	110,743
Select Medical Holdings Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,297)	(126,734)	(100,980)	22,693
Shockwave Medical, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,998)	(655,624)	(571,299)	78,392
Simulations Plus, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(231)	(10,359)	(10,337)	(108)
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(17,334)	(935,428)	(540,994)	385,985
Tandem Diabetes Care, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(30,497)	(1,492,199)	(902,101)	575,949
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,714)	(203,904)	(252,437)	(51,394)
TransMedics Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,779)	(156,707)	(219,346)	(67,649)
Treace Medical Concepts, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(31,784)	(515,053)	(405,246)	105,139
Universal Health Services, Inc., Class B	USFF -0.250%	Weekly	MS	07/11/28	(1,065)	(138,969)	(162,349)	(24,880)
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,942)	(222,540)	(180,878)	35,117
					(686,732)	(27,395,291)	(25,582,296)	1,527,537
Household & Personal Products
Central Garden & Pet Co., Class A	USFF -0.250%	Weekly	MS	07/06/26	(3,142)	(144,840)	(138,374)	5,126
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/10/28	(4,427)	(193,832)	(162,161)	27,370

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products — (continued)
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/11/28	(21,807)	$(2,882,853)	$(3,189,274)	$(337,190)
Inter Parfums, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(114)	(16,563)	(16,417)	(134)
					(29,490)	(3,238,088)	(3,506,226)	(304,828)
Materials
AdvanSix, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,304)	(62,465)	(69,028)	(7,235)
Agnico Eagle Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(20,865)	(1,006,478)	(1,144,445)	(154,198)
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,236)	(2,308,557)	(2,255,017)	19,332
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(6,819)	(1,138,387)	(985,209)	139,148
Algoma Steel Group, Inc. (Canada)	USFF -3.080%	Weekly	MS	01/10/28	(49,844)	(395,985)	(499,935)	(116,886)
Ashland, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(23,310)	(2,160,104)	(1,965,266)	153,110
ATI, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,416)	(293,453)	(291,736)	(959)
Celanese Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,590)	(441,109)	(557,778)	(129,766)
Coeur Mining, Inc.	USFF -0.282%	Weekly	MS	07/06/26	(552,570)	(2,787,809)	(1,801,378)	960,635
Corteva, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(38,499)	(2,399,473)	(1,844,872)	510,141
DuPont de Nemours, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,850)	(218,769)	(219,251)	2,921
Ecovyst, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(16,225)	(161,905)	(158,518)	1,861
Element Solutions, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,021)	(214,685)	(255,026)	(43,085)
Equinox Gold Corp. (Canada)	USFF -0.267%	Weekly	MS	07/23/25	(219,264)	(1,743,354)	(1,072,201)	655,441
ERO Copper Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(114)	(1,810)	(1,800)	(44)
First Majestic Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(46,126)	(333,441)	(283,675)	46,020
FMC Corp.	USFF -0.250%	Weekly	MS	01/10/28	(38,726)	(2,659,404)	(2,441,674)	162,484
Franco-Nevada Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(2,163)	(260,533)	(239,682)	17,736
Ginkgo Bioworks Holdings, Inc.	USFF -1.552%	Weekly	MS	07/11/28	(89,901)	(143,244)	(151,933)	(11,510)
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/11/28	(19,095)	(437,272)	(470,692)	(40,466)
Greif, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(434)	(28,741)	(28,466)	(6)
Hecla Mining Co.	USFF -0.266%	Weekly	MS	07/08/27	(125,741)	(674,346)	(604,814)	62,258
Hudbay Minerals, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(66,316)	(315,710)	(366,064)	(53,398)
IAMGOLD Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(57,055)	(143,324)	(144,349)	(2,351)
Ingevity Corp.	USFF -0.250%	Weekly	MS	01/10/28	(20,222)	(1,313,967)	(954,883)	347,621
Ivanhoe Electric, Inc. / US	USFF -0.830%	Weekly	MS	07/11/28	(2,011)	(20,865)	(20,271)	369
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,009)	(142,784)	(143,021)	(5,087)
Livent Corp.	USFF -0.630%	Weekly	MS	07/11/28	(1,763)	(31,927)	(31,699)	2,767

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Louisiana-Pacific Corp.	USFF -0.250%	Weekly	MS	07/08/27	(9,318)	$(588,006)	$(659,994)	$(85,323)
MAG Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(4,865)	(51,897)	(50,645)	749
Mativ Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(11,443)	(340,034)	(175,192)	141,994
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(18,997)	(799,109)	(899,698)	(111,687)
MP Materials Corp.	USFF -0.250%	Weekly	MS	01/10/28	(37,113)	(808,291)	(736,693)	64,002
Nutrien Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(12,237)	(796,033)	(689,310)	87,328
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(17,274)	(340,620)	(282,948)	56,708
Olin Corp.	USFF -0.250%	Weekly	MS	07/11/28	(13,449)	(640,406)	(725,574)	(90,963)
Pan American Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(28,369)	(471,872)	(463,266)	(5,743)
Sandstorm Gold Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(120,366)	(673,252)	(605,441)	57,997
Schnitzer Steel Industries, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(15,049)	(634,643)	(453,878)	159,962
Seabridge Gold, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(262)	(3,145)	(3,178)	(99)
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	07/08/27	(13,731)	(973,681)	(906,246)	40,322
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(30,641)	(1,339,854)	(1,386,505)	(68,523)
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(111,334)	(1,586,229)	(1,197,954)	355,821
Stepan Co.	USFF -0.250%	Weekly	MS	01/05/26	(6,624)	(723,253)	(626,299)	75,607
Sylvamo Corp.	USFF -0.250%	Weekly	MS	01/05/26	(7,032)	(315,069)	(345,342)	(37,327)
Teck Resources Ltd., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(27,349)	(1,142,029)	(1,156,042)	(29,163)
TimkenSteel Corp.	USFF -0.250%	Weekly	MS	07/11/28	(8,187)	(173,822)	(191,985)	(19,763)
Triple Flag Precious Metals Corp. (Canada)	USFF -2.430%	Weekly	MS	07/11/28	(926)	(12,276)	(12,325)	(211)
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(91,108)	(1,174,467)	(1,290,089)	(147,641)
United States Steel Corp.	USFF -0.250%	Weekly	MS	07/11/28	(15,137)	(498,479)	(736,415)	(265,488)
Wheaton Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(2,510)	(122,298)	(123,843)	(2,741)
					(2,036,810)	(36,048,666)	(32,721,545)	2,692,671
Media & Entertainment
Altice USA, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(132,597)	(706,410)	(430,940)	271,648
Angi, Inc.	USFF -0.580%	Weekly	MS	07/23/25	(84,654)	(1,176,756)	(210,788)	959,334
DISH Network Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(146,557)	(2,587,455)	(845,634)	1,718,520

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Endeavor Group Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(106,361)	$(2,585,591)	$(2,523,947)	$32,486
IAC, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(15,192)	(898,270)	(795,757)	94,171
Integral Ad Science Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(22,439)	(301,846)	(322,897)	(24,561)
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(19,304)	(284,811)	(196,708)	86,552
Madison Square Garden Entertainment Corp.	USFF -0.250%	Weekly	MS	07/11/28	(5,004)	(153,764)	(159,077)	(6,777)
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	07/11/28	(3,736)	(672,063)	(679,317)	(13,583)
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(56,365)	(521,881)	(526,449)	(9,751)
Paramount Global, Class B	USFF -0.630%	Weekly	MS	01/10/28	(36,735)	(564,443)	(543,311)	10,615
Rumble, Inc.	USFF -14.507%	Weekly	MS	07/11/28	(1,230)	(5,796)	(5,523)	183
Scholastic Corp.	USFF -0.250%	Weekly	MS	07/08/27	(7,845)	(310,546)	(295,757)	8,435
Sphere Entertainment Co.	USFF -0.250%	Weekly	MS	01/05/26	(12,583)	(513,904)	(427,319)	81,927
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,720)	(767,001)	(792,958)	(32,891)
TripAdvisor, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(19,157)	(315,671)	(412,450)	(102,281)
Warner Music Group Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(15,991)	(509,393)	(572,318)	(72,882)
Ziff Davis, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,315)	(171,343)	(155,545)	14,231
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(96,310)	(1,627,227)	(1,780,772)	(168,213)
					(794,095)	(14,674,171)	(11,677,467)	2,847,163
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -0.980%	Weekly	MS	07/11/28	(50,412)	(266,667)	(287,853)	(24,662)
Amylyx Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(13,044)	(463,846)	(192,008)	267,687
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(41,660)	(1,133,678)	(1,274,796)	(153,261)
Avantor, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(35,133)	(762,837)	(802,086)	(46,146)
Axsome Therapeutics, Inc.	USFF -0.680%	Weekly	MS	07/11/28	(5,454)	(353,104)	(434,084)	(85,524)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(172,245)	$(1,412,458)	$(1,381,405)	$15,947
Biogen, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,406)	(609,905)	(622,601)	(18,217)
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(15,371)	(1,148,755)	(1,186,026)	(48,706)
Bruker Corp.	USFF -0.250%	Weekly	MS	07/11/28	(8,665)	(588,145)	(636,704)	(54,043)
Catalent, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(17,089)	(1,790,337)	(767,809)	1,006,394
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,856)	(89,016)	(92,763)	(4,585)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(746)	(26,470)	(26,543)	(364)
Cytek Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(60,211)	(635,914)	(549,124)	79,058
Elanco Animal Health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(72,944)	(794,521)	(1,086,866)	(324,287)
Exelixis, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(24,341)	(533,054)	(583,941)	(55,717)
Geron Corp.	USFF -0.250%	Weekly	MS	07/11/28	(86,254)	(198,820)	(181,996)	14,999
Intellia Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,967)	(137,550)	(120,954)	16,931
Jazz Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(3,043)	(366,908)	(374,289)	(10,934)
Maravai LifeSciences Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(111,625)	(909,079)	(731,144)	169,724
Mesa Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/23/25	(1,498)	(378,112)	(156,945)	216,100
Organon & Co.	USFF -0.250%	Weekly	MS	07/11/28	(3,192)	(46,018)	(46,029)	(462)
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/06/26	(12,418)	(491,762)	(399,611)	72,978
Pliant Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(30,844)	(608,877)	(558,585)	44,737
Prothena Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(5,193)	(289,441)	(188,714)	98,088
PTC Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,816)	(290,454)	(353,209)	(73,156)
QIAGEN NV (Netherlands)	USFF -0.250%	Weekly	MS	07/11/28	(12,320)	(475,530)	(535,058)	(63,840)
Repligen Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,406)	(418,776)	(432,599)	(17,625)
Revance Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(49,263)	(604,310)	(433,022)	165,817
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(614)	(67,190)	(67,116)	1,743
Sarepta Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,613)	(566,454)	(637,692)	(76,369)
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(51,305)	(951,326)	(864,489)	78,246
Supernus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,851)	(331,193)	(314,028)	14,056
Travere Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,877)	(25,441)	(16,874)	8,301

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Viridian Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,386)	$(228,489)	$(182,647)	$46,060
Waters Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,662)	(816,957)	(876,410)	(66,836)
Xencor, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,358)	(297,507)	(198,670)	96,124
Xenon Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(7,495)	(309,301)	(345,220)	(43,954)
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,594)	(1,475,816)	(1,498,828)	(39,436)
					(964,171)	(20,894,018)	(19,438,738)	1,204,866
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,059)	(124,815)	(122,866)	789
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/10/28	(7,347)	(191,512)	(191,463)	(1,710)
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/10/28	(8,267)	(644,429)	(506,684)	132,047
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,815)	(907,510)	(956,066)	(58,674)
Cirrus Logic, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,153)	(968,821)	(1,011,008)	(50,935)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,722)	(859,386)	(1,020,385)	(168,764)
FormFactor, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(21,623)	(740,184)	(901,895)	(171,374)
Ichor Holdings Ltd. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/07/27	(6,482)	(206,618)	(217,990)	(13,267)
Impinj, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,412)	(502,594)	(487,242)	9,999
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,552)	(576,771)	(701,958)	(130,411)
Marvell Technology, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,146)	(240,863)	(250,045)	(11,634)
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(59,358)	(1,290,441)	(1,410,940)	(132,139)
MKS Instruments, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(25,039)	(2,287,749)	(2,575,762)	(354,326)
ON Semiconductor Corp.	USFF -0.250%	Weekly	MS	07/11/28	(23,920)	(1,665,902)	(1,998,038)	(347,151)
Onto Innovation, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,516)	(982,294)	(1,149,196)	(180,626)
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(17,455)	(1,438,502)	(1,433,230)	(14,660)
Qorvo, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,764)	(768,089)	(874,304)	(113,158)
Semtech Corp.	USFF -0.250%	Weekly	MS	01/10/28	(24,099)	(530,602)	(528,009)	(2,215)
Silicon Laboratories, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(13,750)	(1,922,063)	(1,818,713)	80,097
SiTime Corp.	USFF -0.250%	Weekly	MS	07/08/27	(2,993)	(314,311)	(365,385)	(55,582)
Synaptics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,812)	(354,580)	(434,873)	(84,412)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,885)	(955,264)	(1,072,720)	(126,476)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,080)	(1,576,585)	(1,547,777)	14,595

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,234)	$(326,955)	$(349,389)	$(25,411)
Universal Display Corp.	USFF -0.250%	Weekly	MS	07/11/28	(3,634)	(603,150)	(695,039)	(98,544)
Wolfspeed, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,424)	(345,291)	(323,018)	19,131
					(315,541)	(21,325,281)	(22,943,995)	(1,884,811)
Software & Services
ACI Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(28,132)	(777,708)	(860,839)	(91,976)
Agilysys, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,883)	(499,306)	(583,816)	(90,392)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,060)	(347,612)	(362,151)	(18,570)
Appian Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(6,863)	(257,951)	(258,461)	(2,866)
Bentley Systems, Inc., Class B	USFF -0.250%	Weekly	MS	01/10/28	(12,757)	(664,411)	(665,660)	(11,008)
BigCommerce Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,915)	(89,975)	(96,473)	(7,344)
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(38,129)	(2,430,960)	(3,110,945)	(704,686)
C3.ai, Inc., Class A	USFF -12.130%	Weekly	MS	07/11/28	(7,867)	(237,086)	(225,862)	9,055
CCC Intelligent Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(21,843)	(278,090)	(248,792)	28,425
Cerence, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,262)	(285,868)	(201,751)	82,064
Confluent, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(96,433)	(1,935,547)	(2,256,532)	(338,425)
Digital Turbine, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(126,140)	(1,295,478)	(865,320)	418,472
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(15,589)	(453,889)	(573,363)	(123,593)
EngageSmart, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,742)	(228,333)	(245,992)	(21,162)
Envestnet, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(14,400)	(1,095,151)	(713,088)	375,955
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	07/11/28	(577)	(658,131)	(671,634)	(21,279)
HashiCorp., Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(29,527)	(782,169)	(698,018)	73,217
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	07/06/26	(11,332)	(402,631)	(204,656)	194,318
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(24,103)	(1,293,303)	(505,922)	792,445
MeridianLink, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,153)	(27,038)	(28,560)	(1,803)
Olo, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(43,526)	(348,539)	(248,969)	96,399
Open Text Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(9,636)	(398,137)	(404,905)	(18,451)
Perficient, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,980)	(123,283)	(130,324)	(8,213)
PowerSchool Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(31,123)	(712,144)	(733,258)	(28,428)
Procore Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,667)	(88,277)	(115,390)	(28,511)
PTC, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,527)	(578,058)	(617,084)	(44,260)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
RingCentral, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(11,613)	$(341,605)	$(394,261)	$(58,310)
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,796)	(334,114)	(348,137)	(17,064)
Thoughtworks Holding, Inc.	USFF -0.264%	Weekly	MS	07/11/28	(1,410)	(6,906)	(6,782)	24
Zeta Global Holdings Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(2,798)	(24,822)	(24,678)	(118)
					(584,783)	(16,996,522)	(16,401,623)	433,915
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(61,421)	(998,471)	(450,830)	523,661
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,590)	(1,173,160)	(1,153,463)	7,759
Avnet, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(14,242)	(645,267)	(717,797)	(94,610)
Belden, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,963)	(381,690)	(306,142)	71,837
Benchmark Electronics, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(13,138)	(333,640)	(363,134)	(44,060)
Calix, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(15,834)	(608,449)	(691,787)	(88,847)
Celestica, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(16,213)	(456,282)	(474,717)	(22,575)
Cognex Corp.	USFF -0.250%	Weekly	MS	07/11/28	(17,314)	(667,263)	(722,686)	(61,970)
Coherent Corp.	USFF -0.250%	Weekly	MS	07/08/27	(20,584)	(823,025)	(896,022)	(98,186)
Corsair Gaming, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,851)	(64,929)	(68,399)	(4,092)
CTS Corp.	USFF -0.250%	Weekly	MS	07/11/28	(203)	(8,916)	(8,879)	(81)
Diebold Nixdorf, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(127)	(3,653)	(3,677)	(94)
ePlus, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,823)	(125,264)	(145,548)	(21,448)
Evolv Technologies Holdings, Inc.	USFF -1.180%	Weekly	MS	07/11/28	(362)	(1,744)	(1,709)	(18)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(130,040)	(1,340,441)	(1,695,722)	(367,370)
Infinera Corp.	USFF -0.260%	Weekly	MS	01/10/28	(37,038)	(191,170)	(175,931)	13,453
IPG Photonics Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,495)	(156,420)	(162,267)	(7,291)
Lumentum Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(20,245)	(1,188,170)	(1,061,243)	116,206
Methode Electronics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,098)	(215,032)	(206,798)	5,678
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(2,450)	(387,900)	(412,605)	(28,525)
Sanmina Corp.	USFF -0.250%	Weekly	MS	07/11/28	(23,194)	(1,207,733)	(1,191,476)	5,361
Stratasys Ltd. (Israel)	USFF -0.250%	Weekly	MS	07/11/28	(25,953)	(317,450)	(370,609)	(57,285)
Teledyne Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(667)	(281,058)	(297,675)	(19,182)
Ubiquiti, Inc.	USFF -0.580%	Weekly	MS	01/07/27	(6,377)	(1,517,774)	(889,974)	598,642
Viasat, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(14,278)	(654,021)	(399,070)	249,033
Zebra Technologies Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(12,150)	(2,804,300)	(3,320,960)	(542,994)
					(463,650)	(16,553,222)	(16,189,120)	133,002

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(23,003)	$(1,525,684)	$(1,749,608)	$(288,051)
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(43,132)	(1,176,626)	(1,092,965)	73,045
Globalstar, Inc.	USFF -0.265%	Weekly	MS	01/05/26	(75,409)	(129,583)	(146,293)	(18,268)
Gogo, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(15,543)	(252,819)	(157,451)	93,160
IDT Corp., Class B	USFF -0.250%	Weekly	MS	07/11/28	(544)	(18,176)	(18,545)	(570)
Rogers Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(14,233)	(594,839)	(666,247)	(84,718)
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	07/23/25	(9,012)	(288,162)	(194,839)	29,456
					(180,876)	(3,985,889)	(4,025,948)	(195,946)
Transportation
Air Transport Services Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(42,564)	(928,725)	(749,552)	170,785
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,904)	(474,561)	(386,949)	86,690
Allegiant Travel Co.	USFF -0.250%	Weekly	MS	07/11/28	(305)	(25,420)	(25,196)	(42)
Canadian Pacific Kansas City Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(15,916)	(1,314,912)	(1,258,319)	42,507
Forward Air Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,985)	(131,359)	(124,797)	5,650
Frontier Group Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(38,264)	(176,741)	(208,921)	(34,093)
Golden Ocean Group Ltd. (Bermuda)	USFF -0.730%	Weekly	MS	07/11/28	(48,426)	(380,156)	(472,638)	(101,044)
Heartland Express, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(14,526)	(235,444)	(207,141)	25,005
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,457)	(1,026,127)	(1,089,981)	(75,830)
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	07/11/28	(33,732)	(157,342)	(187,213)	(31,323)
Marten Transport Ltd.	USFF -0.250%	Weekly	MS	07/11/28	(679)	(14,245)	(14,245)	(166)
Matson, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,977)	(318,842)	(435,879)	(121,072)
Schneider National, Inc., Class B	USFF -0.250%	Weekly	MS	07/11/28	(19,512)	(506,475)	(496,580)	3,377
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/10/28	(55,099)	(1,970,933)	(1,591,259)	334,764
Spirit Airlines, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(28,922)	(362,380)	(474,032)	(120,406)
Sun Country Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(14,385)	(285,375)	(226,276)	56,489
TFI International, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(1,836)	(214,836)	(249,659)	(37,429)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Universal Logistics Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(182)	$(4,509)	$(5,100)	$(680)
Werner Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(28,816)	(1,357,177)	(1,220,934)	105,375
					(364,487)	(9,885,559)	(9,424,671)	308,557
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(79,350)	(1,547,090)	(1,527,488)	(10,291)
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(161,427)	(1,119,976)	(1,020,219)	59,851
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(18,107)	(925,235)	(928,889)	(18,500)
Altus Power, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,658)	(44,258)	(52,304)	(8,482)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,050)	(546,621)	(491,381)	34,921
Avista Corp.	USFF -0.250%	Weekly	MS	01/07/27	(10,427)	(453,512)	(372,661)	59,646
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(12,944)	(691,788)	(671,405)	7,825
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,646)	(868,762)	(877,497)	(16,583)
Evergy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(46,665)	(2,544,271)	(2,435,913)	50,063
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(7,174)	(290,030)	(257,547)	24,673
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(30,063)	(1,201,010)	(1,102,110)	56,151
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,255)	(838,474)	(811,632)	9,212
Middlesex Water Co.	USFF -0.250%	Weekly	MS	01/10/28	(3,868)	(289,507)	(253,818)	31,249
Montauk Renewables, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,363)	(12,197)	(12,144)	(94)
National Fuel Gas Co.	USFF -0.250%	Weekly	MS	07/11/28	(13,241)	(693,139)	(664,301)	12,898
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(39,311)	(1,059,533)	(1,043,707)	(20,953)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(9,852)	(512,476)	(383,637)	96,954
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(12,998)	(749,354)	(661,468)	31,310
OGE Energy Corp.	USFF -0.250%	Weekly	MS	07/11/28	(19,472)	(673,740)	(680,157)	(12,512)
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(15,153)	(1,229,112)	(1,148,446)	65,238
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	07/11/28	(8,875)	(651,513)	(637,580)	4,239
PNM Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(18,870)	(799,285)	(784,992)	7,069
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/11/28	(21,285)	(943,004)	(922,492)	(3,366)
Sempra	USFF -0.250%	Weekly	MS	01/10/28	(23,942)	(1,767,256)	(1,789,186)	(44,090)
Southern Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(13,107)	(917,630)	(919,063)	(24,346)
Sunnova Energy International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(26,833)	(439,504)	(409,203)	25,079
					(625,936)	(21,808,277)	(20,859,240)	417,161

Total Reference Entity — Short						(344,136,720)	(327,828,635)	11,009,794
Net Value of Reference Entity						$(229,305,723)	$(191,076,643)	$42,220,440

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Concluded)
December 31, 2023
(Unaudited)
Total Return Swaps (concluded)

*	Includes $3,991,360 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: one long security was fair valued with an end of period value of $0 and total return swaps with end of period unrealized appreciation of $42,220,440, which are considered Level 2 as of and for the period ended December 31, 2023.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 49.0%
Automobiles & Components — 0.7%
Adient PLC (Ireland)*	224	$ 8,144
American Axle & Manufacturing Holdings, Inc.*	159	1,401
Aptiv PLC (Jersey)*	96	8,613
BorgWarner, Inc.(a)	2,015	72,238
Ford Motor Co.(a)	24,031	292,938
General Motors Co.(a)	14,299	513,620
Gentex Corp.	1,176	38,408
Goodyear Tire & Rubber Co. (The)*	2,697	38,621
Modine Manufacturing Co.*	1,681	100,356
Standard Motor Products, Inc.	203	8,081
Thor Industries, Inc.(a)	811	95,901
Visteon Corp.(a)*	1,571	196,218
		1,374,539
Capital Goods — 6.1%
3M Co.(a)	3,036	331,896
A. O. Smith Corp.	540	44,518
Acuity Brands, Inc.	174	35,640
AMETEK, Inc.	69	11,377
Array Technologies, Inc.*	758	12,734
Axon Enterprise, Inc.*	148	38,233
AZEK Co., Inc. (The)*	1,882	71,987
Blue Bird Corp.*	238	6,416
Boise Cascade Co.	505	65,327
Builders FirstSource, Inc.*	141	23,539
BWX Technologies, Inc.	50	3,837
Cadre Holdings, Inc.	17	559
Carrier Global Corp.	1,699	97,608
Caterpillar, Inc.(a)	560	165,575
Comfort Systems USA, Inc.(a)	1,367	281,151
Core & Main, Inc., Class A*	2,811	113,593
Crane Co.	1,225	144,722
CSW Industrials, Inc.	50	10,371
Cummins, Inc.	77	18,447
Curtiss-Wright Corp.	429	95,577
Deere & Co.(a)	446	178,342
Donaldson Co., Inc.	1,188	77,636
EMCOR Group, Inc.(a)	1,368	294,708
Emerson Electric Co.(a)	4,533	441,197
Encore Wire Corp.(a)	1	214
Enerpac Tool Group Corp.	1,163	36,158
EnerSys(a)	2,117	213,732
Enpro, Inc.	591	92,633
Fastenal Co.(a)	826	53,500
Flowserve Corp.	1,497	61,706
Fluence Energy, Inc.*	2,065	49,250
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fortune Brands Innovations, Inc.(a)	2,822	$ 214,867
Gates Industrial Corp. PLC (United Kingdom)*	6,198	83,177
General Dynamics Corp.(a)	812	210,852
General Electric Co.(a)	1,913	244,156
Gibraltar Industries, Inc.*	1,591	125,657
Global Industrial Co.	49	1,903
Griffon Corp.(a)	3,803	231,793
Hillman Solutions Corp.*	8,078	74,398
Howmet Aerospace, Inc.(a)	1,812	98,065
Huntington Ingalls Industries, Inc.	810	210,308
IES Holdings, Inc.*	20	1,584
Illinois Tool Works, Inc.(a)	700	183,358
ITT, Inc.	968	115,502
Johnson Controls International PLC (Ireland)	579	33,374
Kaman Corp.	193	4,622
Kennametal, Inc.	2,585	66,667
Lincoln Electric Holdings, Inc.	144	31,314
Lindsay Corp.	255	32,936
Lockheed Martin Corp.(a)	1,345	609,608
Masco Corp.(a)	4,253	284,866
Masonite International Corp. (Canada)*	67	5,672
MDU Resources Group, Inc.(a)	11,920	236,016
Middleby Corp. (The)*	453	66,668
MSC Industrial Direct Co., Inc., Class A(a)	3,089	312,792
Mueller Industries, Inc.(a)	4,768	224,811
NEXTracker, Inc., Class A*	707	33,123
Otis Worldwide Corp.(a)	796	71,218
PACCAR, Inc.	249	24,315
Parker-Hannifin Corp.(a)	2,370	1,091,859
Pentair PLC (Ireland)	3,474	252,595
Powell Industries, Inc.	988	87,339
Quanta Services, Inc.	727	156,887
REV Group, Inc.	135	2,453
RTX Corp.(a)	3,982	335,046
Shoals Technologies Group, Inc., Class A(a)*	5,577	86,667
Simpson Manufacturing Co., Inc.	215	42,566
Snap-on, Inc.(a)	847	244,647
SPX Technologies, Inc.*	1,094	110,505
Standex International Corp.	211	33,418
Stanley Black & Decker, Inc.(a)	1,474	144,599
Stantec, Inc. (Canada)	86	6,896

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Sterling Infrastructure, Inc.(a)*	2,428	$ 213,494
Tennant Co.	664	61,546
Terex Corp.(a)	4,796	275,578
Textainer Group Holdings Ltd. (Bermuda)	234	11,513
Textron, Inc.(a)	3,252	261,526
TransDigm Group, Inc.	140	141,624
Trex Co., Inc.*	1,360	112,594
UFP Industries, Inc.(a)	1,019	127,935
Wabash National Corp.	4,591	117,621
Watts Water Technologies, Inc., Class A(a)	811	168,964
WESCO International, Inc.(a)	1,421	247,084
Westinghouse Air Brake Technologies Corp.	504	63,958
Woodward, Inc.(a)	1,726	234,960
WW Grainger, Inc.(a)	344	285,069
Zurn Elkay Water Solutions Corp.	7,971	234,427
		12,059,175
Commercial & Professional Services — 1.4%
ACV Auctions, Inc., Class A*	504	7,636
Automatic Data Processing, Inc.	31	7,222
Brady Corp., Class A	389	22,830
Broadridge Financial Solutions, Inc.	34	6,996
CECO Environmental Corp.*	146	2,961
Concentrix Corp.	152	14,928
Copart, Inc.(a)*	5,244	256,956
CRA International, Inc.	1	99
Huron Consulting Group, Inc.*	38	3,906
Jacobs Solutions, Inc.	1,543	200,281
Kelly Services, Inc., Class A	192	4,151
Leidos Holdings, Inc.(a)	2,879	311,623
ManpowerGroup, Inc.	693	55,073
MillerKnoll, Inc.	1,534	40,927
MSA Safety, Inc.	234	39,506
OPENLANE, Inc.*	2,968	43,956
Parsons Corp.*	1,546	96,950
Paychex, Inc.(a)	247	29,420
Republic Services, Inc.(a)	1,843	303,929
Robert Half, Inc.	1,317	115,791
Rollins, Inc.(a)	2,286	99,830
Science Applications International Corp.	1,067	132,649
Steelcase, Inc., Class A	3,048	41,209
Tetra Tech, Inc.(a)	1,926	321,507
TriNet Group, Inc.*	12	1,427
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Upwork, Inc.*	3,921	$ 58,305
Veralto Corp.(a)	3,598	295,972
Verisk Analytics, Inc.(a)	1,128	269,434
		2,785,474
Consumer Discretionary Distribution & Retail — 1.7%
Abercrombie & Fitch Co., Class A*	151	13,321
Amazon.com, Inc.(a)*	1,765	268,174
Best Buy Co., Inc.	1	78
CarMax, Inc.*	337	25,861
Carvana Co.(a)*	8,176	432,838
eBay, Inc.(a)	8,173	356,506
Etsy, Inc.*	202	16,372
Gap, Inc. (The)(a)	11,038	230,805
Genuine Parts Co.	1,004	139,054
Group 1 Automotive, Inc.	52	15,847
Home Depot, Inc. (The)(a)	1,223	423,831
Kohl's Corp.	1,293	37,083
LKQ Corp.	52	2,485
Lowe's Cos., Inc.(a)	517	115,058
Monro, Inc.	1,105	32,421
ODP Corp. (The)(a)*	3,669	206,565
Pool Corp.(a)	551	219,689
Signet Jewelers Ltd. (Bermuda)	1,117	119,810
TJX Cos., Inc. (The)	1,816	170,359
Tractor Supply Co.(a)	1,413	303,837
Urban Outfitters, Inc.*	1,897	67,704
Wayfair, Inc., Class A*	636	39,241
Williams-Sonoma, Inc.	236	47,620
Winmark Corp.	77	32,151
		3,316,710
Consumer Durables & Apparel — 1.8%
Carter's, Inc.	1,723	129,035
Cavco Industries, Inc.*	96	33,276
Cricut, Inc., Class A	28	185
DR Horton, Inc.	908	137,998
Figs, Inc., Class A*	9,635	66,963
Garmin Ltd. (Switzerland)	1,938	249,111
G-III Apparel Group Ltd.*	2,960	100,581
Hasbro, Inc.	1,561	79,705
Helen of Troy Ltd. (Bermuda)*	1,336	161,402
Hovnanian Enterprises, Inc., Class A*	100	15,562
Installed Building Products, Inc.	59	10,786
Leggett & Platt, Inc.	2,174	56,894
Lululemon Athletica, Inc.*	131	66,979

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Mattel, Inc.*	9,123	$ 172,242
Mohawk Industries, Inc.*	1,834	189,819
NIKE, Inc., Class B(a)	2,192	237,985
NVR, Inc.(a)*	19	133,009
PulteGroup, Inc.(a)	3,413	352,290
PVH Corp.(a)	1,794	219,083
Ralph Lauren Corp.(a)	1,917	276,431
Skechers USA, Inc., Class A*	366	22,816
Steven Madden Ltd.	367	15,414
Tapestry, Inc.(a)	9,267	341,118
TopBuild Corp.*	67	25,075
Vista Outdoor, Inc.*	3,318	98,113
Worthington Enterprises, Inc.	1,625	93,519
YETI Holdings, Inc.(a)*	5,252	271,949
		3,557,340
Consumer Services — 1.7%
Accel Entertainment, Inc.*	12	123
ADT, Inc.	356	2,428
Aramark	1,192	33,495
Booking Holdings, Inc.(a)*	30	106,417
Bright Horizons Family Solutions, Inc.*	122	11,497
Brinker International, Inc.*	1,561	67,404
Caesars Entertainment, Inc.(a)*	5,024	235,525
Darden Restaurants, Inc.	49	8,051
DoorDash, Inc., Class A*	129	12,757
DraftKings, Inc., Class A*	1,461	51,500
Duolingo, Inc.*	25	5,671
Frontdoor, Inc.*	4,593	161,766
Golden Entertainment, Inc.	60	2,396
Grand Canyon Education, Inc.*	22	2,905
Las Vegas Sands Corp.	3,831	188,524
Marriott International, Inc., Class A	459	103,509
McDonald's Corp.(a)	1,232	365,300
MGM Resorts International(a)	6,197	276,882
RCI Hospitality Holdings, Inc.	5	331
Rover Group, Inc.*	605	6,582
Royal Caribbean Cruises Ltd. (Liberia)*	5,660	732,913
Six Flags Entertainment Corp.*	3,439	86,250
Starbucks Corp.(a)	5,757	552,730
Strategic Education, Inc.	10	924
Vail Resorts, Inc.	47	10,033
Wendy's Co. (The)	433	8,435
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd.(a)	1,282	$ 116,803
Yum! Brands, Inc.(a)	2,623	342,721
		3,493,872
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.(a)	393	259,411
Dollar General Corp.	346	47,039
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	45,368	—
Grocery Outlet Holding Corp.*	5,249	141,513
Ingles Markets, Inc., Class A	37	3,196
Kroger Co. (The)(a)	5,325	243,406
Sysco Corp.(a)	3,406	249,081
Target Corp.(a)	6,372	907,500
US Foods Holding Corp.(a)*	4,415	200,485
Walgreens Boots Alliance, Inc.	3,008	78,539
Walmart, Inc.(a)	2,474	390,026
		2,520,196
Energy — 3.1%
APA Corp.	974	34,947
Baker Hughes Co.(a)	4,501	153,844
California Resources Corp.	774	42,322
Cameco Corp. (Canada)	1,325	57,108
Canadian Natural Resources Ltd. (Canada)	1,648	107,977
Cenovus Energy, Inc. (Canada)	2,716	45,221
ChampionX Corp.	181	5,287
Chesapeake Energy Corp.	1,891	145,494
Chord Energy Corp.	101	16,789
ConocoPhillips	476	55,249
CONSOL Energy, Inc.	51	5,127
CVR Energy, Inc.	1,629	49,359
Devon Energy Corp.(a)	9,017	408,470
DHT Holdings, Inc. (Marshall Islands)	12,890	126,451
Dorian LPG Ltd. (Marshall Islands)	6,168	270,590
Enerplus Corp. (Canada)	4,089	62,725
EQT Corp.(a)	4,208	162,681
Equitrans Midstream Corp.	7,242	73,724
Exxon Mobil Corp.(a)	6,173	617,177
FLEX LNG Ltd. (Bermuda)	30	872
Gulfport Energy Corp.*	453	60,340
Helix Energy Solutions Group, Inc.*	5,640	57,979
Helmerich & Payne, Inc.(a)	15,385	557,245
Imperial Oil Ltd. (Canada)	643	36,773
Kinder Morgan, Inc.(a)	16,435	289,913

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Liberty Energy, Inc.	398	$ 7,220
Marathon Petroleum Corp.(a)	1,955	290,044
Murphy Oil Corp.(a)	4,028	171,834
Nabors Industries Ltd. (Bermuda)*	427	34,856
Nordic American Tankers Ltd. (Bermuda)	28,203	118,453
Occidental Petroleum Corp.(a)	8,073	482,039
Pembina Pipeline Corp. (Canada)	6,994	240,734
Phillips 66	52	6,923
Pioneer Natural Resources Co.(a)	1,985	446,387
Precision Drilling Corp. (Canada)*	425	23,073
TechnipFMC PLC (United Kingdom)	13,733	276,583
US Silica Holdings, Inc.(a)*	12,598	142,483
Williams Cos., Inc. (The)(a)	13,946	485,739
		6,170,032
Financial Services — 2.2%
AvidXchange Holdings, Inc.*	375	4,646
Berkshire Hathaway, Inc., Class B(a)*	2,436	868,824
Cboe Global Markets, Inc.	156	27,855
CME Group, Inc.	754	158,792
Fiserv, Inc.(a)*	4,970	660,215
Franklin Resources, Inc.(a)	7,566	225,391
Intercontinental Exchange, Inc.(a)	27	3,468
International Money Express, Inc.*	530	11,708
MarketAxess Holdings, Inc.	347	101,619
Mastercard, Inc., Class A	298	127,100
Moody's Corp.	147	57,412
Morningstar, Inc.	320	91,597
Nasdaq, Inc.(a)	1,777	103,315
NCR Atleos Corp.(a)*	4,455	108,212
Open Lending Corp.*	5,315	45,231
Paymentus Holdings, Inc., Class A*	142	2,537
Payoneer Global, Inc.*	11,185	58,274
PayPal Holdings, Inc.(a)*	12,417	762,528
Shift4 Payments, Inc., Class A*	1,269	94,337
T Rowe Price Group, Inc.(a)	3,172	341,593
Visa, Inc., Class A(a)	1,532	398,856
Western Union Co. (The)	7,010	83,559
		4,337,069
Food, Beverage & Tobacco — 2.3%
Altria Group, Inc.(a)	9,480	382,423
Archer-Daniels-Midland Co.	251	18,127
B&G Foods, Inc.	972	10,206
Bunge Global SA (Switzerland)	208	20,998
Campbell Soup Co.	52	2,248
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Celsius Holdings, Inc.(a)*	4,132	$ 225,277
Coca-Cola Co. (The)(a)	7,914	466,372
Coca-Cola Consolidated, Inc.	10	9,284
Constellation Brands, Inc., Class A(a)	1,077	260,365
General Mills, Inc.(a)	3,175	206,819
Hershey Co. (The)	713	132,932
Hormel Foods Corp.	3,887	124,812
Ingredion, Inc.	1,037	112,546
J M Smucker Co. (The)(a)	4,154	524,982
John B Sanfilippo & Son, Inc.	218	22,463
Kellanova(a)	4,828	269,933
Keurig Dr Pepper, Inc.(a)	12,275	409,003
Kraft Heinz Co. (The)(a)	11,416	422,164
Lancaster Colony Corp.	186	30,949
McCormick & Co., Inc., non-voting shares	1,171	80,120
Molson Coors Beverage Co., Class B	1,734	106,138
Mondelez International, Inc., Class A(a)	2,684	194,402
PepsiCo, Inc.(a)	1,317	223,679
Philip Morris International, Inc.(a)	2,001	188,254
Primo Water Corp. (Canada)	982	14,779
Sovos Brands, Inc.*	5,493	121,011
Tootsie Roll Industries, Inc.	31	1,030
Vita Coco Co., Inc. (The)*	1,022	26,214
		4,607,530
Health Care Equipment & Services — 2.5%
Align Technology, Inc.*	51	13,974
Apollo Medical Holdings, Inc.*	610	23,363
Avanos Medical, Inc.*	43	964
Baxter International, Inc.	3,317	128,235
Becton Dickinson & Co.	241	58,763
Cardinal Health, Inc.	304	30,643
Cencora, Inc.	47	9,653
Centene Corp.*	1,194	88,607
Certara, Inc.*	944	16,605
Cigna Group (The)	134	40,126
CONMED Corp.	1,190	130,317
Cross Country Healthcare, Inc.*	272	6,158
CVS Health Corp.(a)	1,058	83,540
DaVita, Inc.(a)*	2,079	217,796
Definitive Healthcare Corp.*	912	9,065
Elevance Health, Inc.(a)	310	146,184
Enovis Corp.(a)*	875	49,018
Envista Holdings Corp.*	1,734	41,720

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Fulgent Genetics, Inc.*	2,385	$ 68,950
GE HealthCare Technologies, Inc.(a)	4,385	339,048
Haemonetics Corp.*	1,825	156,056
HCA Healthcare, Inc.	582	157,536
HealthEquity, Inc.*	866	57,416
Henry Schein, Inc.*	223	16,883
Hologic, Inc.(a)*	12,127	866,474
Humana, Inc.(a)	290	132,765
Integer Holdings Corp.*	189	18,726
Laboratory Corp. of America Holdings	867	197,060
Lantheus Holdings, Inc.(a)*	4,354	269,948
McKesson Corp.	269	124,542
Molina Healthcare, Inc.(a)*	686	247,859
Omnicell, Inc.*	955	35,937
Owens & Minor, Inc.*	3,038	58,542
Phreesia, Inc.*	1,792	41,485
Privia Health Group, Inc.*	7,914	182,259
Progyny, Inc.*	3,557	132,249
Pulse Biosciences, Inc.*	79	967
Teleflex, Inc.	30	7,480
Tenet Healthcare Corp.(a)*	3,004	227,012
UFP Technologies, Inc.*	300	51,612
UnitedHealth Group, Inc.(a)	754	396,958
Varex Imaging Corp.*	525	10,763
Zimmer Biomet Holdings, Inc.	1,325	161,253
		5,054,511
Household & Personal Products — 0.8%
BellRing Brands, Inc.*	996	55,208
Colgate-Palmolive Co.	886	70,623
elf Beauty, Inc.(a)*	317	45,756
Energizer Holdings, Inc.	31	982
Kenvue, Inc.(a)	14,120	304,004
Kimberly-Clark Corp.(a)	4,170	506,697
Procter & Gamble Co. (The)(a)	4,251	622,941
Spectrum Brands Holdings, Inc.(a)	817	65,172
		1,671,383
Materials — 2.9%
Alamos Gold, Inc., Class A (Canada)	349	4,701
Amcor PLC (Jersey)	1,025	9,881
Avient Corp.	125	5,196
Ball Corp.	888	51,078
Barrick Gold Corp. (Canada)	8,663	156,714
Berry Global Group, Inc.	1,453	97,918
Carpenter Technology Corp.	2,096	148,397
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
CF Industries Holdings, Inc.	1,858	$ 147,711
Cleveland-Cliffs, Inc.(a)*	7,895	161,216
Commercial Metals Co.	564	28,223
Crown Holdings, Inc.	69	6,354
Eastman Chemical Co.	1,953	175,418
Ecolab, Inc.(a)	861	170,779
Fortuna Silver Mines, Inc. (Canada)*	591	2,281
Freeport-McMoRan, Inc.	608	25,883
Hawkins, Inc.	431	30,351
HB Fuller Co.	1,248	101,600
Innospec, Inc.	364	44,859
International Flavors & Fragrances, Inc.	1,376	111,415
International Paper Co.(a)	564	20,389
Knife River Corp.*	700	46,326
Linde PLC (Ireland)	1,849	759,403
Livent Corp.(a)*	1,804	32,436
LyondellBasell Industries NV, Class A (Netherlands)	6,706	637,606
Martin Marietta Materials, Inc.(a)	365	182,102
Minerals Technologies, Inc.	890	63,466
Mosaic Co. (The)(a)	4,878	174,291
NewMarket Corp.	360	196,499
Newmont Corp.(a)	3,521	145,734
Nucor Corp.(a)	1,632	284,033
Packaging Corp. of America	859	139,940
Pactiv Evergreen, Inc.	221	3,030
PPG Industries, Inc.(a)	601	89,880
Quaker Chemical Corp.(a)	1,015	216,621
Royal Gold, Inc.	12	1,451
RPM International, Inc.(a)	1,517	169,343
Scotts Miracle-Gro Co. (The)(a)	4,179	266,411
Sealed Air Corp.	1,176	42,947
Sherwin-Williams Co. (The)(a)	1,050	327,495
SilverCrest Metals, Inc. (Canada)*	692	4,533
Sonoco Products Co.	27	1,508
Southern Copper Corp.(a)	2,865	246,591
Steel Dynamics, Inc.	200	23,620
Vulcan Materials Co.(a)	578	131,212
Warrior Met Coal, Inc.	393	23,961
		5,710,803
Media & Entertainment — 2.9%
Alphabet, Inc., Class A(a)*	8,699	1,215,163
AMC Networks, Inc., Class A*	27	507
Bumble, Inc., Class A*	1,580	23,289
Cable One, Inc.	16	8,905

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Cargurus, Inc.*	1,103	$ 26,649
Charter Communications, Inc., Class A*	262	101,834
Cinemark Holdings, Inc.(a)*	16,542	233,077
Clear Channel Outdoor Holdings, Inc.*	329	599
Comcast Corp., Class A(a)	6,612	289,936
Electronic Arts, Inc.(a)	844	115,468
Fox Corp., Class A	2,430	72,098
Interpublic Group of Cos., Inc. (The)(a)	8,804	287,363
John Wiley & Sons, Inc., Class A	1,056	33,517
Live Nation Entertainment, Inc.*	22	2,059
Match Group, Inc.(a)*	6,955	253,858
Meta Platforms, Inc., Class A(a)*	4,249	1,503,976
Netflix, Inc.(a)*	645	314,038
News Corp., Class A	1,722	42,275
Omnicom Group, Inc.(a)	1,001	86,597
Pinterest, Inc., Class A*	1,169	43,300
Roku, Inc.(a)*	3,020	276,813
Shutterstock, Inc.(a)	1,454	70,199
Vimeo, Inc.*	13,541	53,081
Walt Disney Co. (The)(a)	6,429	580,474
Yelp, Inc.*	2,594	122,800
ZipRecruiter, Inc., Class A*	3,739	51,972
		5,809,847
Pharmaceuticals, Biotechnology & Life Sciences — 2.4%
10X Genomics, Inc., Class A*	231	12,927
Alnylam Pharmaceuticals, Inc.*	15	2,871
Amgen, Inc.	80	23,042
ANI Pharmaceuticals, Inc.*	130	7,168
Ardelyx, Inc.*	1,566	9,709
Bio-Rad Laboratories, Inc., Class A*	262	84,597
Bristol-Myers Squibb Co.(a)	6,474	332,181
Cabaletta Bio, Inc.*	46	1,044
CareDx, Inc.*	167	2,004
Catalyst Pharmaceuticals, Inc.*	1,137	19,113
Celldex Therapeutics, Inc.*	74	2,935
Charles River Laboratories International, Inc.*	23	5,437
Collegium Pharmaceutical, Inc.*	1,430	44,015
Cymabay Therapeutics, Inc.*	681	16,085
Editas Medicine, Inc.*	2,497	25,295
Eli Lilly & Co.	25	14,573
EyePoint Pharmaceuticals, Inc.*	758	17,517
Gilead Sciences, Inc.(a)	2,125	172,146
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Halozyme Therapeutics, Inc.(a)*	6,773	$ 250,330
Harmony Biosciences Holdings, Inc.(a)*	8,182	264,279
ImmunoGen, Inc.*	224	6,642
Incyte Corp.(a)*	7,796	489,511
Innoviva, Inc.*	73	1,171
IQVIA Holdings, Inc.*	394	91,164
Johnson & Johnson(a)	4,878	764,578
Ligand Pharmaceuticals, Inc.*	412	29,425
Merck & Co., Inc.(a)	6,488	707,322
Mettler-Toledo International, Inc.(a)*	336	407,554
Neurocrine Biosciences, Inc.(a)*	172	22,663
Pacira BioSciences, Inc.*	665	22,437
Quanterix Corp.*	1,053	28,789
RAPT Therapeutics, Inc.*	14	348
Regeneron Pharmaceuticals, Inc.*	29	25,470
Relay Therapeutics, Inc.*	1,637	18,023
Rhythm Pharmaceuticals, Inc.*	1,973	90,699
Roivant Sciences Ltd. (Bermuda)*	53	595
Twist Bioscience Corp.(a)*	7,352	270,995
United Therapeutics Corp.*	358	78,721
Viatris, Inc.(a)	12,250	132,667
West Pharmaceutical Services, Inc.(a)	640	225,357
		4,721,399
Semiconductors & Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc.(a)*	1,579	232,760
Applied Materials, Inc.	115	18,638
Broadcom, Inc.(a)	31	34,604
Cohu, Inc.*	390	13,802
Diodes, Inc.*	1,196	96,302
KLA Corp.(a)	183	106,378
Lam Research Corp.(a)	286	224,012
Microchip Technology, Inc.(a)	5,909	532,874
Micron Technology, Inc.(a)	5,654	482,512
Monolithic Power Systems, Inc.(a)	595	375,314
NVIDIA Corp.(a)	1,425	705,688
NXP Semiconductors NV (Netherlands)	2,498	573,741
Photronics, Inc.*	1,902	59,666
QUALCOMM, Inc.(a)	7,193	1,040,324
Rambus, Inc.(a)*	1,588	108,381
Skyworks Solutions, Inc.(a)	4,493	505,103
		5,110,099

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 6.2%
Accenture PLC, Class A (Ireland)	33	$ 11,580
Adobe, Inc.(a)*	420	250,572
Amdocs Ltd. (Guernsey)	916	80,507
AppLovin Corp., Class A*	1,085	43,237
Blackbaud, Inc.*	53	4,595
BlackBerry Ltd. (Canada)*	2,297	8,131
Cadence Design Systems, Inc.*	265	72,178
Crowdstrike Holdings, Inc., Class A*	230	58,724
DocuSign, Inc.*	1,799	106,951
Dolby Laboratories, Inc., Class A	66	5,688
DXC Technology Co.*	771	17,633
Elastic NV (Netherlands)*	2,760	311,052
Freshworks, Inc., Class A*	1,340	31,477
Gartner, Inc.*	151	68,118
Gen Digital, Inc.(a)	11,657	266,013
Gitlab, Inc., Class A*	2,384	150,097
Guidewire Software, Inc.(a)*	1,841	200,743
Informatica, Inc., Class A*	246	6,984
InterDigital, Inc.(a)	3,205	347,871
International Business Machines Corp.(a)	2,221	363,244
JFrog Ltd. (Israel)*	791	27,376
Kyndryl Holdings, Inc.*	3,686	76,595
LiveRamp Holdings, Inc.*	2,190	82,957
Manhattan Associates, Inc.*	385	82,898
Microsoft Corp.(a)	3,587	1,348,855
MongoDB, Inc.(a)*	213	87,085
NCR Voyix Corp.(a)*	21,914	370,566
Nutanix, Inc., Class A(a)*	6,226	296,918
Okta, Inc.(a)*	403	36,484
Oracle Corp.(a)	10,114	1,066,319
Palantir Technologies, Inc., Class A(a)*	42,328	726,772
Palo Alto Networks, Inc.(a)*	3,561	1,050,068
Q2 Holdings, Inc.*	2,136	92,724
Qualys, Inc.*	82	16,095
Salesforce, Inc.(a)*	3,139	825,996
Samsara, Inc., Class A(a)*	8,054	268,842
ServiceNow, Inc.(a)*	1,711	1,208,804
Shopify, Inc., Class A (Canada)*	1,832	142,713
Smartsheet, Inc., Class A*	1,692	80,911
Splunk, Inc.(a)*	2,698	411,040
Squarespace, Inc., Class A*	2,821	93,121
Synopsys, Inc.(a)*	671	345,505
Teradata Corp.*	31	1,349
UiPath, Inc., Class A(a)*	20,792	516,473
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
VeriSign, Inc.(a)*	999	$ 205,754
Weave Communications, Inc.*	334	3,831
Workday, Inc., Class A*	923	254,803
Yext, Inc.*	7,845	46,207
Zoom Video Communications, Inc., Class A(a)*	2,105	151,371
Zuora, Inc., Class A*	4,538	42,657
		12,366,484
Technology Hardware & Equipment — 3.2%
Apple, Inc.	189	36,388
Arlo Technologies, Inc.*	261	2,485
Arrow Electronics, Inc.*	55	6,724
Badger Meter, Inc.	69	10,652
Bel Fuse, Inc., Class B	202	13,488
CDW Corp.(a)	226	51,374
Cisco Systems, Inc.(a)	4,993	252,246
Corning, Inc.	3,581	109,041
Crane NXT Co.	897	51,012
Extreme Networks, Inc.(a)*	15,203	268,181
F5, Inc.(a)*	838	149,985
Fabrinet (Cayman Islands)*	951	181,004
Hewlett Packard Enterprise Co.(a)	30,310	514,664
HP, Inc.(a)	7,763	233,589
Insight Enterprises, Inc.(a)*	829	146,891
Itron, Inc.*	620	46,816
Jabil, Inc.(a)	5,265	670,761
Juniper Networks, Inc.(a)	10,251	302,199
Keysight Technologies, Inc.*	53	8,432
Knowles Corp.*	1,771	31,719
Motorola Solutions, Inc.(a)	1,065	333,441
Napco Security Technologies, Inc.	2,589	88,673
NetApp, Inc.(a)	3,744	330,071
NetScout Systems, Inc.*	3,437	75,442
nLight, Inc.*	227	3,065
Rogers Corp.*	5	660
Seagate Technology Holdings PLC (Ireland)	4,246	362,481
SmartRent, Inc.*	2,179	6,951
Super Micro Computer, Inc.(a)*	4,871	1,384,630
TE Connectivity Ltd. (Switzerland)	1,165	163,682
Vishay Intertechnology, Inc.	2,180	52,255
Vontier Corp.	4,760	164,458
Western Digital Corp.(a)*	4,650	243,520
Xerox Holdings Corp.	1,272	23,316
		6,320,296

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 0.7%
AT&T, Inc.(a)	30,748	$ 515,952
EchoStar Corp., Class A*	4,898	81,160
TELUS Corp. (Canada)	1,464	26,045
T-Mobile US, Inc.(a)	2,776	445,076
United States Cellular Corp.*	297	12,337
Verizon Communications, Inc.(a)	10,182	383,861
		1,464,431
Transportation — 1.3%
ArcBest Corp.	5	601
CH Robinson Worldwide, Inc.	164	14,168
CSX Corp.(a)	7,062	244,839
Delta Air Lines, Inc.(a)	5,360	215,633
Expeditors International of Washington, Inc.(a)	1,233	156,838
FedEx Corp.(a)	2,147	543,127
GXO Logistics, Inc.*	2,811	171,921
Hub Group, Inc., Class A*	157	14,435
Landstar System, Inc.(a)	169	32,727
Norfolk Southern Corp.(a)	995	235,198
Old Dominion Freight Line, Inc.(a)	383	155,241
Ryder System, Inc.	60	6,904
SkyWest, Inc.(a)*	5,062	264,236
Uber Technologies, Inc.*	4,139	254,838
Union Pacific Corp.	320	78,598
United Parcel Service, Inc., Class B	423	66,508
XPO, Inc.*	812	71,123
		2,526,935
Utilities — 1.2%
ALLETE, Inc.	242	14,801
American Water Works Co., Inc.	113	14,915
Atmos Energy Corp.	11	1,275
Black Hills Corp.	890	48,016
Constellation Energy Corp.(a)	567	66,277
Dominion Energy, Inc.	1,168	54,896
DTE Energy Co.	46	5,072
Duke Energy Corp.	55	5,337
Entergy Corp.(a)	2,448	247,713
Fortis, Inc. (Canada)	2,041	83,946
NextEra Energy, Inc.(a)	2,325	141,221
NRG Energy, Inc.(a)	16,669	861,787
ONE Gas, Inc.	1,128	71,876
Otter Tail Corp.	362	30,759
PPL Corp.	7,615	206,366
Public Service Enterprise Group, Inc.	2,233	136,548
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Spire, Inc.	1,077	$ 67,140
TransAlta Corp. (Canada)	883	7,338
Vistra Corp.(a)	8,706	335,355
WEC Energy Group, Inc.	173	14,561
		2,415,199
TOTAL COMMON STOCKS (Cost $83,094,933)		97,393,324
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(c) — 46.1%
Gotham 1000 Value ETF	2,040,000	44,521,572
Gotham Enhanced 500 ETF	1,800,000	46,926,000
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $77,061,429)		91,447,572

TOTAL INVESTMENTS - 95.1% (Cost $160,156,362)		188,840,896
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%		9,805,064
NET ASSETS - 100.0%		$198,645,960

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
(c)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
The portfolio matures between August 27, 2024 and July 11, 2028, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents 3.8% of net assets as of December 31, 2023:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	5,958	$212,729	$216,633	$8,873
American Axle & Manufacturing Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	11,569	89,280	101,923	14,981
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	07/11/28	1,572	124,184	141,040	20,099
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,636	404,490	381,301	(10,941)
Ford Motor Co.	USFF +0.250%	Weekly	MS	11/03/25	45,513	514,152	554,803	107,456
General Motors Co.	USFF +0.250%	Weekly	MS	01/07/27	16,824	593,973	604,318	28,669
Gentex Corp.	USFF +0.250%	Weekly	MS	07/11/28	970	28,118	31,680	4,509
Goodyear Tire & Rubber Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	3,360	47,229	48,115	2,134
Modine Manufacturing Co.	USFF +0.250%	Weekly	MS	07/08/27	1,738	53,677	103,759	53,075
Standard Motor Products, Inc.	USFF +0.250%	Weekly	MS	07/11/28	157	6,232	6,250	210
Thor Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	662	59,027	78,282	24,080
Visteon Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,481	198,811	184,977	(8,657)
					100,440	2,331,902	2,453,081	244,488
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/10/28	2,554	241,460	279,203	49,480
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,267	267,669	351,771	95,616
AAR Corp.	USFF +0.250%	Weekly	MS	07/11/28	154	9,845	9,610	43
Acuity Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	843	133,901	172,672	42,458
AGCO Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,263	263,404	274,751	18,651
Allison Transmission Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,003	58,786	58,324	1,564
American Woodmark Corp.	USFF +0.250%	Weekly	MS	07/11/28	35	3,259	3,250	98
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	995	135,338	164,066	33,006
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,360	195,747	234,858	45,123
Array Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10,589	193,256	177,895	(10,636)
Axon Enterprise, Inc.	USFF +0.250%	Weekly	MS	07/11/28	794	154,023	205,114	61,147
AZEK Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	19,392	641,420	741,744	116,974
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,964	39,680	52,949	14,359
Boise Cascade Co.	USFF +0.250%	Weekly	MS	08/27/24	4,270	411,637	552,367	180,813
Brookfield Business Corp., Class A (Canada)	USFF +0.250%	Weekly	MS	07/11/28	21	485	489	39
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	08/27/24	1,539	255,542	256,921	8,026

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
BWX Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	101	$7,744	$7,750	$230
Cadre Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	74	2,420	2,434	100
Carrier Global Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,316	255,582	305,404	58,999
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,870	661,711	848,573	215,847
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,207	325,023	453,914	138,560
Core & Main, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	11,207	410,020	452,875	53,507
Crane Co.	USFF +0.250%	Weekly	MS	07/08/27	4,680	390,903	552,895	173,997
CSW Industrials, Inc.	USFF +0.250%	Weekly	MS	01/10/28	216	33,847	44,801	12,207
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/11/28	538	128,998	128,889	3,879
Curtiss-Wright Corp.	USFF +0.250%	Weekly	MS	07/06/26	1,218	226,938	271,358	50,910
Deere & Co.	USFF +0.250%	Weekly	MS	07/08/27	716	265,946	286,307	31,819
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,947	299,645	323,286	34,318
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,872	610,995	618,715	23,646
Emerson Electric Co.	USFF +0.250%	Weekly	MS	01/10/28	7,979	740,627	776,596	61,978
Encore Wire Corp.	USFF +0.250%	Weekly	MS	01/07/27	1	158	214	83
Enerpac Tool Group Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,704	147,093	177,337	35,026
EnerSys	USFF +0.250%	Weekly	MS	07/11/28	3,142	300,556	317,216	25,286
Enpro, Inc.	USFF +0.250%	Weekly	MS	07/08/27	664	68,020	104,075	38,474
Fastenal Co.	USFF +0.250%	Weekly	MS	01/10/28	1,383	79,713	89,577	13,434
Flowserve Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,897	71,996	78,194	8,467
Fluence Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,431	110,388	105,679	(1,824)
Fortune Brands Innovations, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,061	231,425	309,205	87,025
Gates Industrial Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/10/28	8,555	107,033	114,808	10,573
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	912	193,254	236,819	50,904
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	4,477	393,086	571,400	189,960
Gibraltar Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,317	90,631	104,017	15,758
Global Industrial Co.	USFF +0.250%	Weekly	MS	07/11/28	60	2,183	2,330	230
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,038	171,189	307,066	148,187
Hillman Solutions Corp.	USFF +0.250%	Weekly	MS	01/10/28	9,374	75,747	86,335	12,620
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,009	69,224	108,727	41,894
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	679	158,234	176,296	22,977
IES Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	23	1,887	1,822	7
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	690	157,129	180,739	31,316
ITT, Inc.	USFF +0.250%	Weekly	MS	07/11/28	837	81,717	99,871	20,905

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	473	$27,228	$27,264	$(169)
Kaman Corp.	USFF +0.250%	Weekly	MS	07/11/28	166	3,616	3,976	500
Kennametal, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,305	58,561	59,446	2,876
Lincoln Electric Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	135	23,612	29,357	6,477
Lindsay Corp.	USFF +0.250%	Weekly	MS	07/11/28	264	32,378	34,098	2,619
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	08/27/24	1,704	722,403	772,321	92,809
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,654	182,896	244,745	70,047
Masonite International Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	207	17,694	17,525	313
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,952	210,224	216,850	13,667
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	07/11/28	376	45,785	55,336	11,183
MSC Industrial Direct Co., Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	3,607	345,281	365,245	31,864
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	08/27/24	4,124	115,922	194,447	88,277
NEXTracker, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	638	24,372	29,890	6,173
nVent Electric PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	2	75	118	68
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/08/27	736	59,298	65,850	9,116
PACCAR, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,919	132,465	187,390	67,200
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,980	828,008	912,186	108,237
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	2,877	165,163	209,187	49,459
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	821	63,784	72,576	10,703
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	610	110,537	131,638	24,069
REV Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	75	1,385	1,363	40
RTX Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,830	386,665	406,396	31,188
Shoals Technologies Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	4,813	75,655	74,794	(62)
Simpson Manufacturing Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	170	23,801	33,657	11,867
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	698	172,537	201,610	36,746
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	907	70,332	91,616	23,770
Standex International Corp.	USFF +0.250%	Weekly	MS	01/10/28	169	23,611	26,766	3,966
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,228	96,381	120,467	28,041
Stantec, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	64	4,983	5,132	308

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,066	$102,600	$181,663	$83,180
Tennant Co.	USFF +0.250%	Weekly	MS	07/11/28	545	45,694	50,516	6,158
Terex Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,724	226,003	271,441	54,603
Textainer Group Holdings Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	231	11,377	11,365	306
Textron, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,778	166,197	223,407	61,878
TransDigm Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	111	108,365	112,288	7,770
Trex Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,148	71,309	95,043	25,838
UFP Industries, Inc.	USFF +0.250%	Weekly	MS	07/08/27	866	69,766	108,726	42,693
Wabash National Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,981	83,531	101,993	21,660
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	707	115,106	147,296	35,978
WESCO International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,190	181,836	206,917	30,211
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	07/11/28	438	46,048	55,582	10,825
Woodward, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,433	189,765	195,074	10,252
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	319	173,918	264,352	98,525
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,494	191,488	190,989	4,487
					229,773	15,684,169	18,589,406	3,493,776
Commercial & Professional Services
ACV Auctions, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	17,651	260,963	267,413	13,053
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	08/27/24	2,472	530,517	575,902	78,982
Brady Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,200	114,078	129,118	18,608
Brink's Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	71	6,303	6,244	143
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	265	51,791	54,524	4,222
CECO Environmental Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,138	22,638	23,079	1,051
Concentrix Corp.	USFF +0.250%	Weekly	MS	01/10/28	550	46,577	54,016	8,929
Copart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6,697	208,893	328,153	124,699
CRA International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1	99	99	25
Huron Consulting Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	32	3,244	3,290	153
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,898	242,080	246,360	10,582
Kelly Services, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	169	3,563	3,654	209
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,725	292,058	294,954	11,192

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
ManpowerGroup, Inc.	USFF +0.250%	Weekly	MS	07/11/28	691	$50,719	$54,914	$6,021
MillerKnoll, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,432	35,020	38,206	4,357
MSA Safety, Inc.	USFF +0.250%	Weekly	MS	07/11/28	201	33,291	33,935	1,620
OPENLANE, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,774	40,941	41,083	1,227
Parsons Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,416	88,798	88,797	2,325
Paychex, Inc.	USFF +0.250%	Weekly	MS	08/27/24	298	32,269	35,495	15,422
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,565	211,228	258,084	54,887
Robert Half, Inc.	USFF +0.250%	Weekly	MS	08/27/24	1,208	89,583	106,207	21,204
Rollins, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,862	63,190	81,314	20,653
Science Applications International Corp.	USFF +0.250%	Weekly	MS	07/11/28	896	101,549	111,391	12,746
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	2,460	28,878	33,259	5,182
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,565	257,854	261,245	10,124
TriNet Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10	1,193	1,189	50
Upwork, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,209	37,431	47,718	11,281
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,548	256,902	291,858	41,959
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	944	202,448	225,484	29,290
					59,948	3,314,098	3,696,985	510,196
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	01/10/28	4,925	223,236	434,484	217,274
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	20,386	2,258,256	3,097,449	897,756
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	81	208,764	209,434	6,106
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	08/27/24	550	31,851	43,054	17,801
CarMax, Inc.	USFF +0.250%	Weekly	MS	01/10/28	888	54,288	68,145	15,288
Carvana Co.	USFF +0.250%	Weekly	MS	07/11/28	29,307	1,039,842	1,551,513	538,649
eBay, Inc.	USFF +0.250%	Weekly	MS	08/27/24	14,576	594,006	635,805	70,458
Etsy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,394	114,628	112,984	1,351
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	23,658	225,184	494,689	280,987
Genuine Parts Co.	USFF +0.250%	Weekly	MS	07/11/28	1,138	154,753	157,613	7,710
Group 1 Automotive, Inc.	USFF +0.250%	Weekly	MS	07/08/27	61	15,256	18,589	4,299
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	1,559	493,750	540,271	62,272
Kohl's Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,393	32,288	39,951	8,941
LKQ Corp.	USFF +0.250%	Weekly	MS	07/11/28	38	1,817	1,816	69
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	08/27/24	453	85,099	100,815	24,135
Monro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,054	28,560	30,924	3,404
ODP Corp. (The)	USFF +0.250%	Weekly	MS	07/06/26	3,434	134,771	193,334	62,101
Pool Corp.	USFF +0.250%	Weekly	MS	01/07/27	463	147,733	184,603	42,167
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	924	87,901	99,108	13,509
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,492	130,276	139,965	13,797
Tractor Supply Co.	USFF +0.250%	Weekly	MS	07/11/28	1,180	237,722	253,735	22,909
Urban Outfitters, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,779	42,241	63,493	24,895

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Wayfair, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	518	$34,834	$31,961	$(1,947)
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	07/11/28	193	39,158	38,944	904
Winmark Corp.	USFF +0.250%	Weekly	MS	07/11/28	60	25,371	25,053	363
					111,504	6,441,585	8,567,732	2,335,198
Consumer Durables & Apparel
Carter's, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,781	463,867	507,829	61,816
Cavco Industries, Inc.	USFF +0.250%	Weekly	MS	08/27/24	103	20,517	35,702	17,293
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	105	712	692	22
DR Horton, Inc.	USFF +0.250%	Weekly	MS	08/27/24	1,096	86,747	166,570	85,849
Figs, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	18,938	129,985	131,619	5,027
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/08/27	2,421	249,030	311,195	72,998
G-III Apparel Group Ltd.	USFF +0.250%	Weekly	MS	07/11/28	4,964	137,121	168,677	35,134
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,770	85,398	90,376	7,909
Helen of Troy Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	1,625	204,747	196,316	(3,664)
Hovnanian Enterprises, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	106	16,072	16,496	864
Installed Building Products, Inc.	USFF +0.250%	Weekly	MS	07/11/28	52	5,750	9,507	5,834
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,942	54,115	50,822	(458)
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	07/11/28	108	54,562	55,219	2,095
Mattel, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,671	145,756	144,828	2,874
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,528	127,690	158,148	33,791
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	07/08/27	1,906	188,949	206,934	25,143
NVR, Inc.	USFF +0.250%	Weekly	MS	01/07/27	8	31,846	56,004	25,006
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,845	182,014	293,661	117,907
PVH Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,589	138,775	194,049	59,013
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,666	188,194	240,237	59,486
Skechers USA, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	313	15,028	19,512	5,342
Steven Madden Ltd.	USFF +0.250%	Weekly	MS	07/08/27	596	18,560	25,032	7,442
Tapestry, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,714	226,946	283,952	75,362
TopBuild Corp.	USFF +0.250%	Weekly	MS	07/11/28	385	88,569	144,090	65,086
Vista Outdoor, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,875	78,228	85,014	8,836
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,342	63,319	77,232	16,060
YETI Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,428	190,365	229,282	44,865
					74,877	3,192,862	3,898,995	836,932
Consumer Services
Accel Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/11/28	821	8,379	8,432	293

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
ADT, Inc.	USFF +0.250%	Weekly	MS	07/11/28	22,035	$138,696	$150,279	$15,718
Adtalem Global Education, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,801	140,327	224,069	87,403
Aramark	USFF +0.250%	Weekly	MS	07/11/28	21,489	552,523	603,841	67,974
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	215	564,829	762,652	229,381
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	678	56,646	63,895	8,840
Brinker International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,136	68,363	92,232	27,426
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,600	261,311	309,408	54,894
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	07/11/28	230	37,668	37,789	1,127
DoorDash, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	926	81,770	91,572	11,945
DraftKings, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	2,623	80,246	92,461	14,318
Duolingo, Inc.	USFF +0.250%	Weekly	MS	07/11/28	355	80,378	80,532	2,261
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,299	206,372	221,851	20,852
Golden Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/11/28	123	4,933	4,911	130
Grand Canyon Education, Inc.	USFF +0.250%	Weekly	MS	07/11/28	17	2,233	2,245	93
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,217	151,168	158,309	11,742
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	409	88,220	92,234	6,365
McDonald's Corp.	USFF +0.250%	Weekly	MS	08/27/24	1,254	319,741	371,824	75,431
MGM Resorts International	USFF +0.250%	Weekly	MS	01/07/27	5,882	208,671	262,808	59,592
RCI Hospitality Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5	336	331	27
Rover Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	525	5,727	5,712	157
Royal Caribbean Cruises Ltd. (Liberia)	USFF +0.250%	Weekly	MS	01/10/28	4,712	378,232	610,157	241,753
Six Flags Entertainment Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,998	62,391	75,190	14,440
Starbucks Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,071	491,129	486,867	8,887
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7	648	647	39
Vail Resorts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	37	7,999	7,898	130
Wendy's Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	353	6,890	6,876	238
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	07/11/28	1,060	97,071	96,577	2,263
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,458	304,004	321,162	30,148
					96,336	4,406,901	5,242,761	993,867

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	429	$9,781	$9,867	$363
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	07/06/26	1,150	626,119	759,092	170,157
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,874	246,276	254,770	14,902
Grocery Outlet Holding Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,923	202,710	186,644	(10,788)
Ingles Markets, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	38	3,240	3,282	149
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	6,782	306,427	310,005	13,587
Sysco Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,845	198,440	208,055	15,366
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	5,360	668,304	763,371	119,856
US Foods Holding Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,028	138,507	182,911	48,018
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	08/27/24	5,372	175,427	140,263	(10,130)
Walmart, Inc.	USFF +0.250%	Weekly	MS	08/27/24	3,068	387,996	483,670	123,767
					37,869	2,963,227	3,301,930	485,247
Energy
Antero Midstream Corp.	USFF +0.250%	Weekly	MS	07/11/28	7,236	91,332	90,667	1,726
APA Corp.	USFF +0.250%	Weekly	MS	01/10/28	24,917	934,779	894,022	(19,752)
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	26,107	774,948	892,337	150,884
California Resources Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,655	186,485	199,855	18,638
Cameco Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	9,117	405,068	392,943	(1,615)
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	3,874	244,974	253,824	15,507
Cenovus Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	17,949	310,715	298,851	(3,324)
ChampionX Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,010	52,166	58,712	8,313
Chesapeake Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	14,744	1,152,100	1,134,403	19,389
Chord Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	410	65,749	68,154	4,362
ConocoPhillips	USFF +0.250%	Weekly	MS	07/08/27	3,375	349,339	391,736	62,399
CONSOL Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,333	124,834	234,536	112,550
CVR Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,781	216,090	205,464	37
Devon Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	9,465	423,131	428,765	24,610
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	07/08/27	26,939	233,932	264,272	64,810
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	6,255	184,116	274,407	104,033
Enerplus Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	8,306	119,268	127,414	12,231
EQT Corp.	USFF +0.250%	Weekly	MS	07/08/27	7,947	252,687	307,231	64,617

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Equitrans Midstream Corp.	USFF +0.250%	Weekly	MS	01/10/28	11,857	$57,891	$120,704	$67,894
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	01/05/26	6,526	678,658	652,469	21,168
FLEX LNG Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	74	2,188	2,150	97
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	571	44,828	76,057	32,414
Helix Energy Solutions Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,765	83,350	79,824	(1,568)
Helmerich & Payne, Inc.	USFF +0.250%	Weekly	MS	07/11/28	15,750	599,988	570,465	(13,815)
Imperial Oil Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	748	42,062	42,778	1,828
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,997	272,937	282,187	36,480
Liberty Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	324	5,944	5,877	111
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	08/27/24	2,458	273,874	364,669	114,575
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	08/27/24	4,150	166,231	177,039	16,950
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	373	39,937	30,448	(8,430)
Nordic American Tankers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	29,820	111,697	125,244	22,926
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	01/05/26	7,743	443,941	462,335	35,996
Pembina Pipeline Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	5,812	190,250	200,049	16,970
Phillips 66	USFF +0.250%	Weekly	MS	07/11/28	69	9,277	9,187	174
Pioneer Natural Resources Co.	USFF +0.250%	Weekly	MS	01/10/28	1,658	378,621	372,851	9,135
Precision Drilling Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	360	20,289	19,544	(196)
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	18,806	385,998	378,753	3,408
US Silica Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	10,731	136,636	121,368	(11,734)
Weatherford International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	2	134	196	89
Williams Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	11,697	412,586	407,407	9,387
					334,711	10,479,030	11,019,194	993,274
Financial Services
AvidXchange Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	13,416	156,580	166,224	13,727
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/27/24	2,916	783,653	1,040,021	276,706
BlackRock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	185	127,065	150,183	29,910

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,182	$331,795	$389,618	$68,566
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,673	778,705	773,534	30,293
Coinbase Global, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	812	100,403	141,223	43,446
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,483	661,420	728,362	84,111
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	13,149	302,942	391,709	114,364
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/08/27	23	2,224	2,954	2,649
International Money Express, Inc.	USFF +0.250%	Weekly	MS	07/11/28	576	12,272	12,724	794
MarketAxess Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	312	81,043	91,369	12,951
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	273	103,293	116,437	16,060
Moody's Corp.	USFF +0.250%	Weekly	MS	07/11/28	131	49,522	51,163	3,002
Morningstar, Inc.	USFF +0.250%	Weekly	MS	07/11/28	317	89,354	90,738	3,724
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	08/27/24	10,242	443,701	595,470	186,790
NCR Atleos Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,259	82,178	103,451	23,570
Open Lending Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,510	35,623	38,380	3,558
Paymentus Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	118	2,046	2,109	139
Payoneer Global, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,485	50,214	49,417	528
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,801	572,013	663,289	106,128
Shift4 Payments, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	2,518	160,114	187,188	31,248
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	08/27/24	2,785	303,001	299,917	26,567
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,290	308,497	335,852	35,997
Western Union Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	5,737	68,120	68,385	2,624
					95,193	5,605,778	6,489,717	1,117,452
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	08/27/24	8,162	331,557	329,255	87,306
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	01/10/28	6,778	489,385	489,507	16,756
B&G Foods, Inc.	USFF +0.250%	Weekly	MS	07/11/28	14,035	134,929	147,368	18,488
Bunge Global SA (Switzerland)	USFF +0.250%	Weekly	MS	07/11/28	3,351	345,877	338,283	2,494
Campbell Soup Co.	USFF +0.250%	Weekly	MS	07/11/28	158	6,783	6,830	247
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	13,062	388,446	712,140	335,738
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	08/27/24	6,788	382,108	400,017	58,810
Coca-Cola Consolidated, Inc.	USFF +0.250%	Weekly	MS	01/10/28	45	28,573	41,778	17,764
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	904	223,872	218,542	804
General Mills, Inc.	USFF +0.250%	Weekly	MS	01/05/26	3,161	204,175	205,908	15,152
Hershey Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	660	122,442	123,050	4,759

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,295	$158,050	$137,912	$(14,914)
Ingredion, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,012	104,778	109,832	9,057
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	3,686	511,828	465,837	(27,545)
John B Sanfilippo & Son, Inc.	USFF +0.250%	Weekly	MS	07/11/28	193	19,956	19,887	571
Kellanova	USFF +0.250%	Weekly	MS	01/10/28	4,496	253,036	251,371	8,176
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/07/27	14,056	479,299	468,346	9,600
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	10,662	372,301	394,281	31,567
Lancaster Colony Corp.	USFF +0.250%	Weekly	MS	01/10/28	219	40,541	36,439	(2,644)
McCormick & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,459	89,914	99,825	12,911
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	01/10/28	1,563	88,533	95,671	10,812
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	2,998	197,103	217,145	26,480
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	08/27/24	1,273	214,211	216,206	18,531
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,677	160,733	157,772	4,898
Primo Water Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	796	12,132	11,980	185
Sovos Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,494	97,947	99,003	3,618
Tootsie Roll Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	31	1,054	1,030	29
Vita Coco Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	4,531	125,795	116,220	(6,291)
					114,545	5,585,358	5,911,435	643,359
Health Care Equipment & Services
Align Technology, Inc.	USFF +0.250%	Weekly	MS	07/11/28	186	46,669	50,964	8,278
Apollo Medical Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,487	57,065	56,952	895
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,748	37,732	39,208	2,477
Baxter International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	30,702	1,072,397	1,186,939	146,739
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	07/11/28	1,868	438,841	455,474	30,106
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,855	295,552	287,784	1,318
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	844	146,411	173,341	31,860
Centene Corp.	USFF +0.250%	Weekly	MS	07/08/27	9,851	696,470	731,043	52,651
Certara, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,205	61,773	73,966	14,048
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/11/28	615	159,219	184,162	30,731
CONMED Corp.	USFF +0.250%	Weekly	MS	07/11/28	4,432	479,064	485,348	19,957
Cross Country Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,400	165,109	144,896	(16,797)
CVS Health Corp.	USFF +0.250%	Weekly	MS	08/27/24	6,522	463,271	514,977	76,780

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
DaVita, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,319	$450,650	$557,218	$118,274
Definitive Healthcare Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,377	28,966	33,567	5,376
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	01/10/28	568	251,776	267,846	25,042
Enovis Corp.	USFF +0.250%	Weekly	MS	07/08/27	761	35,202	42,631	9,082
Envista Holdings Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,535	37,619	36,932	239
Fulgent Genetics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,419	142,818	69,933	(69,159)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	9,769	626,162	755,339	146,046
Haemonetics Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,691	226,180	230,107	9,813
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	701	170,740	189,747	24,146
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	07/11/28	816	57,382	54,101	(1,770)
Henry Schein, Inc.	USFF +0.250%	Weekly	MS	07/11/28	329	22,847	24,909	2,678
Hologic, Inc.	USFF +0.250%	Weekly	MS	08/27/24	13,479	969,775	963,075	18,462
Humana, Inc.	USFF +0.250%	Weekly	MS	07/08/27	244	115,791	111,706	(2)
Integer Holdings Corp.	USFF +0.250%	Weekly	MS	07/11/28	404	36,155	40,028	4,834
Laboratory Corp. of America Holdings	USFF +0.250%	Weekly	MS	07/11/28	738	154,864	167,740	17,429
Lantheus Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,572	242,617	283,464	47,160
McKesson Corp.	USFF +0.250%	Weekly	MS	07/11/28	237	108,140	109,726	4,532
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/10/28	569	197,697	205,585	13,036
Omnicell, Inc.	USFF +0.250%	Weekly	MS	07/11/28	866	29,021	32,588	4,347
Owens & Minor, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,511	48,665	48,387	1,007
Phreesia, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,640	35,947	37,966	2,974
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,572	153,601	151,353	1,573
Progyny, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,916	97,797	108,417	13,218
Pulse Biosciences, Inc.	USFF +0.250%	Weekly	MS	07/11/28	61	767	747	23
Teleflex, Inc.	USFF +0.250%	Weekly	MS	07/11/28	22	5,484	5,485	167
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,579	139,393	194,895	59,362
UFP Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	272	34,244	46,795	13,462
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	614	330,929	323,253	1,805
Varex Imaging Corp.	USFF +0.250%	Weekly	MS	07/11/28	418	8,270	8,569	537
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,081	128,207	131,558	6,909
					139,795	9,007,279	9,618,721	879,645
Household & Personal Products
BellRing Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,118	502,956	505,411	15,516
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	3,793	288,041	302,340	21,789

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products — (continued)
elf Beauty, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,610	$137,172	$376,727	$256,130
Energizer Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	106	3,387	3,358	82
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/11/28	13,035	266,752	280,644	23,252
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,148	520,018	504,023	17,807
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	08/27/24	3,719	508,865	544,982	78,726
Spectrum Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	680	46,023	54,244	10,760
					37,209	2,273,214	2,571,729	424,062
Materials
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	01/10/28	31,151	365,101	419,604	65,284
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2	355	678	365
Amcor PLC (Jersey)	USFF +0.250%	Weekly	MS	07/11/28	29,190	268,193	281,392	24,297
AptarGroup, Inc.	USFF +0.250%	Weekly	MS	07/11/28	312	39,346	38,569	267
Avient Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,492	121,150	145,162	28,027
Axalta Coating Systems Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	8,940	269,959	303,692	40,754
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,382	212,251	252,053	47,809
Barrick Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	8,163	127,057	147,669	28,455
Berry Global Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,807	416,508	458,724	55,383
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/11/28	7,245	484,212	512,946	41,378
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	08/27/24	7,075	474,096	562,463	112,204
Cleveland-Cliffs, Inc.	USFF +0.250%	Weekly	MS	07/11/28	32,614	478,416	665,978	213,190
Commercial Metals Co.	USFF +0.250%	Weekly	MS	01/10/28	1,218	55,015	60,949	8,574
Crown Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,022	164,558	186,206	26,018
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	2,404	185,184	215,927	37,514
Ecolab, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,216	206,469	241,194	40,766
Fortuna Silver Mines, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	1,161	4,563	4,481	60
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,150	49,325	48,956	2,587
Hawkins, Inc.	USFF +0.250%	Weekly	MS	01/10/28	454	25,898	31,971	6,847
HB Fuller Co.	USFF +0.250%	Weekly	MS	01/10/28	1,785	123,640	145,317	25,140
Innospec, Inc.	USFF +0.250%	Weekly	MS	01/10/28	451	44,629	55,581	12,861
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,944	151,367	157,406	11,436
International Paper Co.	USFF +0.250%	Weekly	MS	01/10/28	1,058	33,972	38,247	6,254

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Knife River Corp.	USFF +0.250%	Weekly	MS	07/11/28	576	$33,198	$38,120	$5,805
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	08/27/24	2,242	821,427	920,812	126,917
Livent Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,529	26,199	27,491	1,881
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/11/28	5,667	524,557	538,818	27,883
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	08/27/24	323	118,496	161,148	46,746
Minerals Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	857	47,376	61,113	15,067
Mosaic Co. (The)	USFF +0.250%	Weekly	MS	01/07/27	6,223	239,798	222,348	(6,945)
NewMarket Corp.	USFF +0.250%	Weekly	MS	01/07/27	306	152,014	167,024	19,751
Newmont Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,750	128,658	155,213	31,413
Nucor Corp.	USFF +0.250%	Weekly	MS	08/27/24	1,417	204,216	246,615	54,430
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	1,038	138,567	169,101	38,552
Pactiv Evergreen, Inc.	USFF +0.250%	Weekly	MS	07/11/28	170	2,101	2,331	312
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	540	65,626	80,757	17,289
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,054	197,394	224,945	33,547
Royal Gold, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10	1,204	1,210	60
RPM International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,280	120,621	142,886	25,761
Scotts Miracle-Gro Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	3,520	187,998	224,400	44,328
Sealed Air Corp.	USFF +0.250%	Weekly	MS	07/11/28	961	35,155	35,096	1,045
Sherwin-Williams Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	886	242,370	276,343	40,511
SilverCrest Metals, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	593	3,569	3,884	431
Sonoco Products Co.	USFF +0.250%	Weekly	MS	07/11/28	10	561	559	36
Southern Copper Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,407	170,663	207,170	46,076
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	164	19,951	19,368	16
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/10/28	546	105,442	123,947	21,967
Warrior Met Coal, Inc.	USFF +0.250%	Weekly	MS	07/08/27	869	29,105	52,983	25,416
					191,174	7,917,530	9,078,847	1,453,765
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	08/27/24	12,920	1,366,529	1,804,795	473,713
AMC Networks, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,882	31,233	35,363	4,963
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	18,119	299,528	267,074	(24,674)
Cable One, Inc.	USFF +0.250%	Weekly	MS	07/11/28	242	131,275	134,695	7,085
Cargurus, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,450	77,382	107,512	33,639
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	251	76,707	97,559	22,864

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	27,056	$320,876	$381,219	$68,684
Clear Channel Outdoor Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,359	4,378	4,293	53
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	14,900	547,861	653,365	131,004
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,501	298,880	342,162	51,960
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	11,027	349,581	327,171	(8,713)
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	08/27/24	7,358	214,581	240,165	40,620
John Wiley & Sons, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	863	26,086	27,392	2,307
Live Nation Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/11/28	16	1,508	1,498	52
Match Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,900	258,377	251,850	188
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	4,386	440,014	1,552,469	1,123,884
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	781	299,524	380,253	88,174
News Corp., Class A	USFF +0.250%	Weekly	MS	08/27/24	1,478	26,854	36,285	16,774
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	945	81,129	81,752	4,677
Pinterest, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	954	36,028	35,336	266
Roku, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,550	194,313	233,733	44,480
Shutterstock, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,309	59,611	63,199	5,755
Vimeo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10,945	43,288	42,904	762
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	12,808	1,117,163	1,156,434	71,676
Yelp, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,161	96,621	102,302	8,208
ZipRecruiter, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	3,115	43,585	43,299	867
					152,276	6,442,912	8,404,079	2,169,268
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	189	10,771	10,576	108
AbbVie, Inc.	USFF +0.250%	Weekly	MS	07/11/28	528	81,454	81,824	2,607
Aerovate Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1	22	23	24
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,553	652,407	772,034	143,655
Alnylam Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,524	255,848	291,709	42,517
Amgen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,763	463,348	507,779	58,321
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,487	84,746	81,993	(582)
Ardelyx, Inc.	USFF +0.250%	Weekly	MS	01/10/28	24,921	99,164	154,510	57,940
Azenta, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,371	152,595	154,447	5,841

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,624	$525,622	$524,373	$11,211
Bridgebio Pharma, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,149	86,758	86,755	2,270
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/07/27	23,678	1,295,875	1,214,918	(36,170)
Cabaletta Bio, Inc.	USFF +0.250%	Weekly	MS	07/11/28	281	6,124	6,379	437
CareDx, Inc.	USFF +0.250%	Weekly	MS	07/11/28	530	6,594	6,360	(39)
Catalyst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,631	42,804	61,037	19,366
Celldex Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	305	11,585	12,096	835
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	85	20,216	20,094	426
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,731	133,352	176,400	46,528
Cymabay Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,565	34,346	60,585	27,153
Editas Medicine, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,213	74,645	73,068	381
Eli Lilly & Co.	USFF +0.250%	Weekly	MS	07/11/28	20	11,629	11,658	420
EyePoint Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,007	42,251	46,382	5,250
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,231	168,082	180,733	23,431
Halozyme Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,259	318,496	305,253	(4,964)
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	9,521	317,835	307,528	(2,046)
ImmunoGen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	530	2,205	15,715	13,590
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,695	362,020	420,379	69,461
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/11/28	57	916	914	45
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	358	80,830	82,834	4,123
Johnson & Johnson	USFF +0.250%	Weekly	MS	08/27/24	8,239	1,271,049	1,291,381	104,909
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	438	28,691	31,282	3,363
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,247	535,596	572,028	56,006
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	01/07/27	311	339,014	377,231	47,028
Neurocrine Biosciences, Inc.	USFF +0.250%	Weekly	MS	07/11/28	154	16,331	20,291	8,857
Pacira BioSciences, Inc.	USFF +0.250%	Weekly	MS	07/11/28	591	16,294	19,940	4,543
Quanterix Corp.	USFF +0.250%	Weekly	MS	07/11/28	854	21,349	23,348	2,577

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
RAPT Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	11	$274	$273	$29
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	29	24,540	25,470	2,838
Relay Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,535	16,110	16,900	1,232
Rhythm Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,723	50,160	79,206	30,370
Roivant Sciences Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	48	548	539	28
Twist Bioscience Corp.	USFF +0.250%	Weekly	MS	01/10/28	6,011	165,755	221,565	60,131
United Therapeutics Corp.	USFF +0.250%	Weekly	MS	07/11/28	291	63,942	63,988	1,726
Viatris, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,283	97,770	111,365	21,218
West Pharmaceutical Services, Inc.	USFF +0.250%	Weekly	MS	07/08/27	559	178,514	196,835	23,110
					152,131	8,168,477	8,719,998	860,104
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,724	727,969	991,185	282,110
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	08/27/24	6,588	832,955	1,067,717	272,903
Axcelis Technologies, Inc.	USFF +0.250%	Weekly	MS	08/27/24	531	65,749	68,865	4,844
Broadcom, Inc.	USFF +0.250%	Weekly	MS	08/27/24	1,775	1,177,642	1,981,344	880,611
Cohu, Inc.	USFF +0.250%	Weekly	MS	07/06/26	631	19,909	22,331	3,069
Diodes, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,800	133,216	144,936	15,299
KLA Corp.	USFF +0.250%	Weekly	MS	07/11/28	165	83,388	95,915	15,384
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	367	149,576	287,456	145,047
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6,123	386,023	552,172	188,687
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,609	395,988	393,332	8,111
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	07/11/28	551	254,984	347,560	99,927
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,232	1,082,389	1,600,551	555,479
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	2,588	399,245	594,412	215,212
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	12,055	206,894	378,165	177,583
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,081	716,021	879,495	193,612
Rambus, Inc.	USFF +0.250%	Weekly	MS	01/05/26	1,772	109,174	120,939	14,619
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,725	357,656	418,765	75,209
					59,317	7,098,778	9,945,140	3,147,706

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	3,351	$1,049,467	$1,175,899	$158,208
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,247	455,066	743,960	300,714
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	01/10/28	2,105	176,585	185,008	14,314
ANSYS, Inc.	USFF +0.250%	Weekly	MS	07/08/27	46	11,762	16,692	5,259
AppLovin Corp., Class A	USFF +0.250%	Weekly	MS	07/11/28	9,221	350,753	367,457	26,091
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	07/11/28	549	40,503	47,598	8,169
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	9,453	42,378	33,464	(7,835)
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,446	323,738	393,847	78,524
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	460	100,193	117,447	19,875
DocuSign, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,186	368,970	367,758	8,376
Dolby Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	246	21,250	21,200	524
DXC Technology Co.	USFF +0.250%	Weekly	MS	07/11/28	2,113	48,422	48,324	1,181
Elastic NV (Netherlands)	USFF +0.250%	Weekly	MS	07/11/28	3,135	241,879	353,315	122,999
Freshworks, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,128	23,619	26,497	3,513
Gartner, Inc.	USFF +0.250%	Weekly	MS	07/11/28	194	86,443	87,515	3,337
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	16,722	311,406	381,596	83,521
Gitlab, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	3,569	194,260	224,704	35,503
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,551	228,237	278,161	57,828
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	199	5,724	5,650	97
InterDigital, Inc.	USFF +0.250%	Weekly	MS	08/27/24	3,460	270,153	375,548	115,653
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,152	277,323	351,960	90,697
JFrog Ltd. (Israel)	USFF +0.250%	Weekly	MS	07/11/28	1,474	48,521	51,015	3,775
Kyndryl Holdings, Inc.	USFF +0.250%	Weekly	MS	07/06/26	3,712	58,911	77,135	19,775
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,910	66,258	72,351	7,834
Manhattan Associates, Inc.	USFF +0.250%	Weekly	MS	07/11/28	315	68,534	67,826	1,091
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/27/24	3,938	925,776	1,480,846	600,563
MongoDB, Inc.	USFF +0.250%	Weekly	MS	07/11/28	172	59,864	70,322	12,033
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	07/08/27	19,657	301,102	332,400	39,075
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	6,078	185,430	289,860	109,260
Okta, Inc.	USFF +0.250%	Weekly	MS	07/11/28	439	34,344	39,743	6,313
Oracle Corp.	USFF +0.250%	Weekly	MS	08/27/24	10,737	1,022,876	1,132,002	159,552
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	38,364	710,627	658,710	(33,472)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,061	$641,845	$902,628	$277,445
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,807	60,444	78,442	19,588
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/08/27	753	78,794	147,799	71,071
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,797	568,143	999,143	445,751
Samsara, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	12,028	331,095	401,495	79,006
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	08/27/24	1,462	695,760	1,032,888	355,188
Shopify, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	07/11/28	2,605	194,666	202,930	13,333
Smartsheet, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,451	58,619	69,387	12,311
Splunk, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,500	324,112	380,875	72,967
Squarespace, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,372	66,436	78,300	14,013
Synopsys, Inc.	USFF +0.250%	Weekly	MS	07/11/28	565	263,433	290,924	34,343
Teradata Corp.	USFF +0.250%	Weekly	MS	07/11/28	25	1,088	1,088	51
UiPath, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	18,528	401,320	460,236	69,342
VeriSign, Inc.	USFF +0.250%	Weekly	MS	07/06/26	841	164,174	173,212	13,318
Weave Communications, Inc.	USFF +0.250%	Weekly	MS	07/11/28	234	2,502	2,684	270
Workday, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	756	206,768	208,701	7,317
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	13,597	105,991	80,086	(23,134)
Zoom Video Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	2,107	131,160	151,514	23,896
Zuora, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	4,111	37,006	38,643	2,620
					228,929	12,443,730	15,576,785	3,541,043
Technology Hardware & Equipment
Apple, Inc.	USFF +0.250%	Weekly	MS	08/27/24	15,074	2,374,070	2,902,197	619,113
Arlo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,337	41,687	41,288	662
Arrow Electronics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,960	238,186	239,610	7,622
Badger Meter, Inc.	USFF +0.250%	Weekly	MS	07/08/27	512	71,334	79,037	9,875
Bel Fuse, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	1,564	79,076	104,428	27,515
CDW Corp.	USFF +0.250%	Weekly	MS	01/07/27	706	127,301	160,488	37,685
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	08/27/24	19,408	883,805	980,492	179,001
Corning, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,266	179,564	190,800	16,088
Crane NXT Co.	USFF +0.250%	Weekly	MS	07/08/27	2,793	136,522	158,838	26,810
Extreme Networks, Inc.	USFF +0.250%	Weekly	MS	07/06/26	23,116	526,192	407,766	(109,634)
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,499	220,025	268,291	53,993
Fabrinet (Cayman Islands)	USFF +0.250%	Weekly	MS	07/11/28	1,725	287,630	328,319	49,177

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	08/27/24	41,411	$638,276	$703,159	$97,524
HP, Inc.	USFF +0.250%	Weekly	MS	08/27/24	20,467	385,628	615,852	299,538
Insight Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/10/28	902	112,040	159,825	50,713
Itron, Inc.	USFF +0.250%	Weekly	MS	07/11/28	506	33,577	38,208	5,524
Jabil, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,234	644,579	666,812	38,974
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,613	234,289	253,911	28,057
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	44	7,004	7,000	181
Knowles Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,704	27,627	30,519	3,631
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	952	297,262	298,062	8,529
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,200	55,827	75,350	21,216
NetApp, Inc.	USFF +0.250%	Weekly	MS	08/27/24	3,306	211,508	291,457	97,374
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,649	201,331	145,946	(50,514)
nLight, Inc.	USFF +0.250%	Weekly	MS	07/11/28	208	2,833	2,808	72
Rogers Corp.	USFF +0.250%	Weekly	MS	07/11/28	4	531	528	35
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	3,860	237,604	329,528	105,247
SmartRent, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,772	5,652	5,653	171
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,018	355,567	1,142,157	795,830
TE Connectivity Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/11/28	977	120,056	137,269	20,924
Vishay Intertechnology, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,873	44,475	44,896	1,710
Vontier Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,879	133,193	134,019	4,319
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,809	163,763	199,477	39,983
Xerox Holdings Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,168	14,439	21,409	8,082
					192,516	9,092,453	11,165,399	2,495,027
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/08/27	26,087	403,445	437,740	51,229
EchoStar Corp., Class A	USFF +0.250%	Weekly	MS	01/05/26	2,794	61,598	46,297	(13,681)
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	1,202	21,434	21,384	529
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,970	401,147	476,180	87,194

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services — (continued)
United States Cellular Corp.	USFF +0.250%	Weekly	MS	07/11/28	245	$10,136	$10,177	$327
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	9,115	327,681	343,636	39,211
					42,413	1,225,441	1,335,414	164,809
Transportation
American Airlines Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10,908	141,832	149,876	11,744
ArcBest Corp.	USFF +0.250%	Weekly	MS	08/27/24	1,572	124,246	188,970	72,328
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,858	171,664	160,513	(3,372)
CSX Corp.	USFF +0.250%	Weekly	MS	08/27/24	9,825	286,740	340,633	68,761
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	11,877	383,024	477,812	106,557
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,006	106,360	127,963	29,451
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,505	1,088,511	1,139,630	85,408
GXO Logistics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,250	183,255	198,770	20,501
Hub Group, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	220	17,115	20,227	3,579
Landstar System, Inc.	USFF +0.250%	Weekly	MS	07/08/27	323	54,730	62,549	9,917
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	07/11/28	813	161,591	192,177	36,056
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	01/05/26	328	123,479	132,948	13,094
Ryder System, Inc.	USFF +0.250%	Weekly	MS	07/08/27	58	4,747	6,673	2,223
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,134	182,262	215,795	38,281
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,372	208,882	207,614	4,170
Union Pacific Corp.	USFF +0.250%	Weekly	MS	07/11/28	259	63,626	63,616	2,266
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	346	54,430	54,402	(143)
XPO, Inc.	USFF +0.250%	Weekly	MS	01/10/28	758	62,419	66,393	5,662
					55,412	3,418,913	3,806,561	506,483
Utilities
ALLETE, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8,734	499,663	534,171	55,575
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,042	143,615	137,534	(737)
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	439	49,141	50,880	3,245
Black Hills Corp.	USFF +0.250%	Weekly	MS	01/10/28	9,288	492,986	501,088	24,837
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	08/27/24	4,212	416,519	492,341	90,069
Dominion Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,441	346,055	349,727	15,197
DTE Energy Co.	USFF +0.250%	Weekly	MS	07/11/28	119	13,114	13,121	370
Duke Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	749	65,420	72,683	11,777

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Entergy Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,107	$311,634	$314,397	$18,672
Fortis, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	3,046	124,227	125,282	4,585
NextEra Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,061	103,559	125,185	25,774
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	13,980	627,794	722,766	113,788
ONE Gas, Inc.	USFF +0.250%	Weekly	MS	07/11/28	921	55,738	58,686	4,712
Otter Tail Corp.	USFF +0.250%	Weekly	MS	01/05/26	1,609	103,997	136,717	38,371
PPL Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,381	159,776	172,925	19,093
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,819	111,818	111,232	2,446
Spire, Inc.	USFF +0.250%	Weekly	MS	07/11/28	868	53,645	54,111	2,360
TransAlta Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	711	5,787	5,908	307
Vistra Corp.	USFF +0.250%	Weekly	MS	01/10/28	7,247	197,867	279,154	90,865
WEC Energy Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	141	11,700	11,868	495
					73,915	3,894,055	4,269,776	521,801

Total Reference Entity — Long						130,987,692	153,663,685	27,817,502
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Dana, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,778)	$(150,668)	$(172,077)	$(24,751)
Dorman Products, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,065)	(112,699)	(88,832)	21,711
Garrett Motion, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(126)	(1,215)	(1,218)	(4)
Gentherm, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,359)	(98,266)	(71,157)	25,796
Harley-Davidson, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,915)	(54,955)	(70,549)	(16,801)
LCI Industries	USFF -0.250%	Weekly	MS	01/10/28	(1,566)	(199,877)	(196,862)	(4,050)
Lucid Group, Inc.	USFF -5.555%	Weekly	MS	07/11/28	(61,705)	(393,481)	(259,778)	126,005
Luminar Technologies, Inc.	USFF -16.008%	Weekly	MS	07/11/28	(38,908)	(171,707)	(131,120)	37,241
Magna International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(8,436)	(499,998)	(498,399)	(15,432)
Mobileye Global, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(4,401)	(164,675)	(190,651)	(30,514)
Phinia, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(760)	(23,091)	(23,020)	(359)
QuantumScape Corp.	USFF -0.780%	Weekly	MS	07/11/28	(11,247)	(66,501)	(78,167)	(12,947)
Tesla, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,045)	(268,466)	(259,662)	3,560
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,435)	(95,009)	(104,583)	(11,601)
					(145,746)	(2,300,608)	(2,146,075)	97,854
Capital Goods
3D Systems Corp.	USFF -0.250%	Weekly	MS	07/08/27	(30,529)	(259,955)	(193,859)	60,107
AAON, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,598)	(431,235)	(487,394)	(64,826)
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,381)	(302,417)	(300,101)	(3,596)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
AerSale Corp.	USFF -0.250%	Weekly	MS	07/08/27	(9,159)	$(143,321)	$(116,274)	$24,258
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(4,354)	(402,287)	(427,650)	(35,664)
Allegion PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(4,347)	(535,083)	(550,721)	(26,115)
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(12,176)	(517,187)	(385,614)	121,448
Archer Aviation, Inc., Class A	USFF -4.830%	Weekly	MS	07/11/28	(3,668)	(23,514)	(22,522)	555
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,117)	(237,116)	(257,589)	(25,103)
Argan, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(78)	(3,712)	(3,650)	12
Astec Industries, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(689)	(23,089)	(25,631)	(2,981)
Atkore, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(812)	(114,352)	(129,920)	(17,789)
Ballard Power Systems, Inc. (Canada)	USFF -1.184%	Weekly	MS	01/05/26	(75,893)	(858,729)	(280,804)	561,015
Barnes Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,663)	(74,615)	(86,894)	(13,820)
Bloom Energy Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(3,294)	(54,281)	(48,751)	4,558
ChargePoint Holdings, Inc.	USFF -4.526%	Weekly	MS	01/10/28	(77,722)	(386,727)	(181,869)	197,292
Chart Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,547)	(223,813)	(210,903)	8,542
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(2,989)	(98,831)	(130,081)	(34,948)
Distribution Solutions Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(181)	(4,949)	(5,712)	(837)
Dover Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,530)	(368,468)	(389,139)	(29,898)
Ducommun, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(788)	(35,427)	(41,023)	(6,268)
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,376)	(363,002)	(388,544)	(32,641)
Energy Recovery, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,038)	(79,198)	(57,236)	21,228
Enovix Corp.	USFF -0.780%	Weekly	MS	07/11/28	(2,652)	(53,848)	(33,203)	19,612
ESCO Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(479)	(52,498)	(56,057)	(4,566)
Federal Signal Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,235)	(136,595)	(171,514)	(39,443)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(3,203)	(374,555)	(385,065)	(20,468)
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(710)	(106,602)	(91,760)	15,482
GMS, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(366)	(30,035)	(30,169)	(700)
GrafTech International Ltd.	USFF -0.250%	Weekly	MS	07/08/27	(52,853)	(256,592)	(115,748)	135,193
Granite Construction, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,563)	(144,080)	(181,214)	(42,022)
Hayward Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,087)	(109,025)	(109,983)	(3,074)
Helios Technologies, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,598)	(210,447)	(163,169)	42,700
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,275)	(397,039)	(487,615)	(111,506)
Hexcel Corp.	USFF -0.250%	Weekly	MS	07/11/28	(9,218)	(647,867)	(679,827)	(46,465)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,854)	$(189,149)	$(184,414)	$(2,677)
Hubbell, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(773)	(248,161)	(254,263)	(11,362)
JELD-WEN Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(9,310)	(230,507)	(175,773)	51,001
John Bean Technologies Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,304)	(147,079)	(129,683)	14,510
Kadant, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(344)	(77,875)	(96,427)	(20,375)
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(10,276)	(242,164)	(208,500)	28,933
L3Harris Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,901)	(536,822)	(611,009)	(98,042)
MasTec, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,491)	(298,102)	(264,339)	27,715
Mercury Systems, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(9,148)	(634,927)	(334,542)	287,949
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,462)	(278,208)	(356,448)	(86,410)
MRC Global, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(12,443)	(134,726)	(136,997)	(5,041)
Mueller Water Products, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(18,887)	(237,450)	(271,973)	(46,026)
MYR Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,206)	(163,207)	(174,424)	(14,396)
Nikola Corp.	USFF -5.333%	Weekly	MS	07/11/28	(8,249)	(7,200)	(7,216)	(135)
Nordson Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,217)	(551,867)	(585,643)	(45,417)
NOW, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,405)	(84,254)	(83,825)	(1,201)
Oshkosh Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,634)	(244,457)	(285,552)	(46,938)
PGT Innovations, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(8,467)	(247,302)	(344,607)	(102,134)
Plug Power, Inc.	USFF -3.846%	Weekly	MS	01/10/28	(46,109)	(378,822)	(207,491)	163,922
Primoris Services Corp.	USFF -0.250%	Weekly	MS	07/06/26	(5,955)	(159,829)	(197,766)	(45,541)
RBC Bearings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(515)	(128,074)	(146,718)	(21,135)
Regal Rexnord Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,698)	(210,804)	(251,338)	(45,824)
Resideo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,340)	(104,541)	(100,499)	1,941
Rocket Lab USA, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(32,523)	(144,876)	(179,852)	(38,924)
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(5,919)	(228,940)	(297,726)	(75,130)
SES AI Corp.	USFF -2.520%	Weekly	MS	07/11/28	(147)	(291)	(269)	39
SiteOne Landscape Supply, Inc.	USFF +0.250%	Weekly	MS	07/06/26	(4,617)	(649,500)	(750,262)	(113,484)
Spirit AeroSystems Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(6,378)	(151,885)	(202,693)	(55,307)
Sunrun, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,437)	(176,616)	(165,618)	2,692
Titan Machinery, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,590)	(141,895)	(132,559)	6,561
Toro Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(6,246)	(531,274)	(599,554)	(80,825)
Transcat, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(40)	(4,379)	(4,373)	(57)
Valmont Industries, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(348)	(77,498)	(81,261)	(5,470)
Vicor Corp.	USFF -0.250%	Weekly	MS	07/11/28	(205)	(9,405)	(9,213)	31

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Watsco, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(472)	$(178,884)	$(202,238)	$(27,308)
WillScot Mobile Mini Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(21,654)	(849,656)	(963,603)	(130,596)
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(4,753)	(167,543)	(170,680)	(8,332)
Xylem, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,674)	(288,791)	(305,799)	(24,951)
					(606,159)	(17,197,451)	(16,702,352)	81,528
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(6,140)	(280,951)	(275,256)	(3,391)
CACI International, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(255)	(84,608)	(82,584)	454
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(5,936)	(479,993)	(507,291)	(36,693)
CBIZ, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,000)	(163,876)	(187,770)	(27,108)
Clarivate PLC (Jersey)	USFF -0.250%	Weekly	MS	07/11/28	(35,622)	(264,661)	(329,860)	(70,369)
Clean Harbors, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(965)	(155,938)	(168,402)	(15,719)
Conduent, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,027)	(12,406)	(14,699)	(2,513)
CSG Systems International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,607)	(97,876)	(85,508)	8,591
Driven Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,446)	(113,248)	(49,140)	61,909
Equifax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,668)	(1,046,270)	(1,154,350)	(131,943)
Exponent, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,036)	(533,315)	(531,409)	(10,826)
FTI Consulting, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,576)	(682,319)	(712,160)	(45,356)
GFL Environmental, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(16,765)	(513,665)	(578,560)	(74,952)
Healthcare Services Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,163)	(51,988)	(43,170)	8,196
HNI Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,686)	(58,004)	(70,525)	(14,786)
ICF International, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(397)	(43,688)	(53,234)	(11,298)
Kforce, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,769)	(107,962)	(119,514)	(15,336)
Korn Ferry	USFF -0.250%	Weekly	MS	07/11/28	(1,859)	(92,477)	(110,332)	(21,658)
Matthews International Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(563)	(20,152)	(20,634)	(873)
Maximus, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,396)	(117,274)	(117,069)	(1,838)
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,077)	(50,113)	(34,604)	14,549
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,275)	(299,523)	(263,568)	29,912
Paylocity Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,261)	(275,750)	(207,876)	62,957
RB Global, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(12,680)	(764,592)	(848,165)	(104,798)
Stericycle, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,390)	(156,537)	(168,008)	(14,785)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Sterling Check Corp.	USFF -0.250%	Weekly	MS	07/11/28	(59)	$(818)	$(821)	$4
TransUnion	USFF -0.250%	Weekly	MS	07/11/28	(10,062)	(690,645)	(691,360)	(14,244)
UniFirst Corp.	USFF -0.250%	Weekly	MS	07/06/26	(1,077)	(216,310)	(196,994)	12,361
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	07/11/28	(12,134)	(237,569)	(279,446)	(48,249)
					(146,891)	(7,612,528)	(7,902,309)	(467,802)
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,056)	(546,438)	(247,538)	276,099
Arhaus, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(459)	(5,468)	(5,439)	(55)
Arko Corp.	USFF -0.250%	Weekly	MS	07/11/28	(3,416)	(26,227)	(28,182)	(2,487)
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,646)	(777,564)	(820,241)	(57,912)
AutoNation, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(371)	(48,888)	(55,717)	(7,764)
Bath & Body Works, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,873)	(408,647)	(426,119)	(25,467)
Buckle, Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(5,221)	(220,067)	(248,102)	(32,298)
Caleres, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,682)	(149,134)	(174,608)	(30,604)
Chico's FAS, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,997)	(59,841)	(60,617)	(1,971)
Dillard's, Inc., Class A	USFF -0.630%	Weekly	MS	07/11/28	(446)	(167,539)	(180,028)	(21,430)
Five Below, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,350)	(239,511)	(287,766)	(53,929)
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(10,564)	(362,773)	(329,069)	14,743
Guess?, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,681)	(62,824)	(61,824)	(1,342)
Leslie's, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(16,797)	(266,183)	(116,067)	145,910
Macy's, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,007)	(116,631)	(181,221)	(68,345)
MarineMax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,211)	(182,910)	(241,608)	(62,371)
Murphy USA, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,218)	(436,521)	(434,290)	(7,122)
National Vision Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,746)	(78,475)	(36,544)	46,383
Nordstrom, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,156)	(133,155)	(150,478)	(20,138)
Ollie's Bargain Outlet Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(757)	(55,914)	(57,449)	(2,608)
Penske Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,340)	(401,024)	(375,593)	14,592
RH	USFF -0.250%	Weekly	MS	07/11/28	(516)	(156,115)	(150,404)	2,671
Sally Beauty Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(939)	(20,166)	(12,470)	7,324
Shoe Carnival, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,320)	(57,514)	(70,087)	(14,007)
Sonic Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(3,379)	(176,737)	(189,934)	(17,458)
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	08/27/24	(10,326)	(400,927)	(274,052)	117,485
					(119,474)	(5,557,193)	(5,215,447)	197,899
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,165)	(60,955)	(73,593)	(16,543)
BRP, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(73)	(5,239)	(5,233)	(79)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Brunswick Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,168)	$(112,505)	$(113,004)	$(2,663)
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/11/28	(13,522)	(657,154)	(679,345)	(35,859)
Columbia Sportswear Co.	USFF -0.250%	Weekly	MS	01/10/28	(784)	(71,435)	(62,359)	6,767
Ethan Allen Interiors, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(430)	(13,272)	(13,726)	(691)
Gildan Activewear, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(9,453)	(291,794)	(312,516)	(31,182)
iRobot Corp.	USFF +0.250%	Weekly	MS	01/05/26	(1,246)	(47,428)	(48,220)	(1,699)
Levi Strauss & Co., Class A	USFF -0.250%	Weekly	MS	01/10/28	(60,075)	(920,378)	(993,640)	(104,562)
Malibu Boats, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(360)	(19,370)	(19,735)	(722)
Movado Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(351)	(10,422)	(10,583)	(350)
Newell Brands, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,440)	(80,252)	(47,219)	29,456
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(508)	(59,804)	(50,800)	6,852
Polaris, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(219)	(20,931)	(20,755)	(211)
Skyline Champion Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,785)	(196,337)	(206,814)	(14,306)
Sonos, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(14,265)	(239,614)	(244,502)	(11,088)
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(209)	(9,515)	(9,499)	(148)
Tempur Sealy International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(234)	(11,999)	(11,927)	(384)
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(21,216)	(561,768)	(304,237)	246,530
Under Armour, Inc., Class C	USFF -0.250%	Weekly	MS	07/11/28	(28,455)	(199,440)	(237,599)	(43,290)
VF Corp.	USFF -0.250%	Weekly	MS	07/08/27	(11,099)	(326,521)	(208,661)	101,279
Whirlpool Corp.	USFF -0.250%	Weekly	MS	07/11/28	(429)	(67,714)	(52,239)	15,422
Wolverine World Wide, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(12,362)	(366,297)	(109,898)	238,248
					(185,848)	(4,350,144)	(3,836,104)	380,777
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(3,068)	(447,444)	(417,678)	22,348
Bally's Corp.	USFF -0.250%	Weekly	MS	01/05/26	(3,345)	(227,318)	(46,629)	177,238
Bloomin' Brands, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,490)	(146,541)	(154,544)	(11,285)
Boyd Gaming Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,429)	(144,301)	(152,080)	(11,502)
Chegg, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(34,896)	(524,466)	(396,419)	117,780
Churchill Downs, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,206)	(505,398)	(567,516)	(73,531)
Coursera, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(85)	(1,658)	(1,646)	2
Cracker Barrel Old Country Store, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,445)	(212,846)	(188,461)	17,392
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,498)	(127,973)	(134,517)	(9,032)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Dine Brands Global, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,449)	$(66,011)	$(71,943)	$(7,943)
Expedia Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(767)	(101,270)	(116,423)	(17,990)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,686)	(49,776)	(53,989)	(5,166)
Hilton Worldwide Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(517)	(91,169)	(94,141)	(4,737)
Hyatt Hotels Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(4,120)	(485,526)	(537,289)	(62,319)
Jack in the Box, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,089)	(84,344)	(88,895)	(6,628)
Krispy Kreme, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(33,639)	(465,846)	(507,613)	(52,978)
Life Time Group Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,340)	(34,898)	(35,287)	(1,051)
Marriott Vacations Worldwide Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,055)	(83,314)	(89,559)	(8,604)
Mister Car Wash, Inc.	USFF -0.580%	Weekly	MS	01/07/27	(28,290)	(287,926)	(244,426)	37,873
OneSpaWorld Holdings Ltd. (Bahamas)	USFF -0.250%	Weekly	MS	07/11/28	(938)	(13,198)	(13,226)	(263)
Papa John's International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(652)	(55,631)	(49,702)	4,260
Portillo's, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(17,544)	(347,426)	(279,476)	61,156
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(16,194)	(710,730)	(863,626)	(190,492)
Sweetgreen, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(2,188)	(24,532)	(24,724)	(651)
Target Hospitality Corp.	USFF -1.330%	Weekly	MS	07/08/27	(620)	(9,494)	(6,033)	3,299
Texas Roadhouse, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,333)	(251,342)	(285,163)	(40,141)
Wingstop, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,030)	(371,482)	(520,857)	(161,072)
WW International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(18,170)	(176,471)	(158,988)	14,044
Wyndham Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,181)	(87,772)	(94,964)	(9,305)
					(196,264)	(6,136,103)	(6,195,814)	(219,298)
Consumer Staples Distribution & Retail
Casey's General Stores, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,994)	(539,629)	(547,832)	(19,058)
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(8,491)	(278,368)	(249,890)	22,729
Performance Food Group Co.	USFF -0.250%	Weekly	MS	07/11/28	(2,069)	(138,977)	(143,071)	(6,798)
PriceSmart, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,531)	(177,870)	(191,799)	(17,263)
SpartanNash Co.	USFF -0.250%	Weekly	MS	07/08/27	(7,900)	(252,590)	(181,305)	59,225

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Sprouts Farmers Market, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,529)	$(182,661)	$(217,890)	$(38,790)
United Natural Foods, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(10,469)	(423,132)	(169,912)	253,455
Weis Markets, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(412)	(25,841)	(26,352)	(994)
					(38,395)	(2,019,068)	(1,728,051)	252,506
Energy
Atlas Energy Solutions, Inc.	USFF -0.630%	Weekly	MS	07/11/28	(4,133)	(71,354)	(71,170)	(1,193)
Baytex Energy Corp. (Canada)	USFF -0.865%	Weekly	MS	07/08/27	(108,304)	(358,890)	(359,569)	(10,025)
Cactus, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(6,721)	(308,826)	(305,133)	(4,165)
Chevron Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,921)	(439,107)	(435,696)	(20,409)
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,382)	(711,769)	(709,921)	(25,678)
Clean Energy Fuels Corp.	USFF -0.268%	Weekly	MS	07/11/28	(35,086)	(133,168)	(134,379)	(3,801)
Comstock Resources, Inc.	USFF -0.580%	Weekly	MS	01/10/28	(53,341)	(559,828)	(472,068)	66,921
Core Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(7,767)	(241,428)	(137,165)	99,572
Crescent Energy Co., Class A	USFF -0.680%	Weekly	MS	07/11/28	(5,239)	(61,533)	(69,207)	(8,858)
Crescent Point Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(29,020)	(198,257)	(201,109)	(7,723)
Denison Mines Corp. (Canada)	USFF -0.730%	Weekly	MS	01/10/28	(40,970)	(42,237)	(72,517)	(31,085)
Diamond Offshore Drilling, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(20,374)	(290,739)	(264,862)	19,827
Dril-Quip, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,754)	(61,876)	(64,086)	(3,400)
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,380)	(573,806)	(623,624)	(89,067)
Energy Fuels, Inc. (Canada)	USFF -1.230%	Weekly	MS	07/11/28	(13,843)	(102,918)	(99,531)	1,390
Green Plains, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,860)	(119,256)	(97,349)	19,590
Hess Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,491)	(228,890)	(214,943)	8,587
Kinetik Holdings, Inc.	USFF -0.730%	Weekly	MS	01/07/27	(9,521)	(352,414)	(318,001)	(9,317)
Kosmos Energy Ltd.	USFF -0.250%	Weekly	MS	07/11/28	(36,537)	(270,641)	(245,163)	20,196
Marathon Oil Corp.	USFF -0.250%	Weekly	MS	01/10/28	(8,612)	(221,647)	(208,066)	7,579
New Fortress Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(9,618)	(460,245)	(362,887)	55,128
NexGen Energy Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(73,886)	(473,561)	(517,202)	(52,911)
NextDecade Corp.	USFF -0.865%	Weekly	MS	07/11/28	(4,552)	(21,989)	(21,713)	(132)
Noble Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	07/11/28	(2,531)	(114,279)	(121,893)	(9,833)
Northern Oil and Gas, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(14,466)	(522,476)	(536,255)	(32,020)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
NOV, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(21,504)	$(389,561)	$(436,101)	$(56,854)
Oceaneering International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,714)	(118,113)	(100,314)	15,505
ONEOK, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(27,232)	(1,809,291)	(1,912,231)	(138,419)
Ovintiv, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(20,335)	(906,747)	(893,113)	(10,984)
Patterson-UTI Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(53,115)	(593,415)	(573,642)	7,598
ProFrac Holding Corp., Class A	USFF -0.580%	Weekly	MS	07/08/27	(13,907)	(207,356)	(117,931)	85,379
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	01/10/28	(45,003)	(406,709)	(377,125)	21,627
Range Resources Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,325)	(82,259)	(70,773)	9,041
RPC, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,125)	(71,492)	(59,150)	10,637
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,072)	(79,775)	(76,446)	256
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/10/28	(11,822)	(128,353)	(133,352)	(14,270)
SilverBow Resources, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,687)	(198,591)	(136,298)	58,419
Southwestern Energy Co.	USFF -0.250%	Weekly	MS	07/11/28	(32,235)	(222,617)	(211,139)	7,135
SPDR S&P 500 ETF Trust	USFF -0.250%	Weekly	MS	07/11/28	(2,228)	(1,057,694)	(1,058,991)	(29,401)
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(22,173)	(313,906)	(315,522)	(7,752)
TC Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(22,053)	(835,851)	(862,052)	(63,805)
Tidewater, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(758)	(53,661)	(54,659)	(2,028)
Valaris Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(4,102)	(281,397)	(281,274)	(5,376)
Vermilion Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(21,867)	(277,964)	(263,716)	5,025
Vital Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,686)	(183,599)	(167,676)	12,343
World Kinect Corp.	USFF -0.250%	Weekly	MS	01/07/27	(12,367)	(308,868)	(281,720)	14,985
					(861,619)	(15,468,353)	(15,046,734)	(91,766)
Financial Services
FleetCor Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(803)	(223,691)	(226,936)	(7,611)
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,101)	(181,805)	(179,914)	(1,969)
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(545)	(304,584)	(308,279)	(9,649)
Remitly Global, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(22,779)	(455,989)	(442,368)	4,697
Toast, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(12,434)	(180,564)	(227,045)	(59,692)
WEX, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(434)	(84,972)	(84,435)	(1,107)
					(38,096)	(1,431,605)	(1,468,977)	(75,331)
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	07/11/28	(5,895)	(375,433)	(336,605)	30,113

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Cal-Maine Foods, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,402)	$(80,447)	$(80,461)	$(1,569)
Darling Ingredients, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(16,520)	(1,225,255)	(823,357)	377,658
Duckhorn Portfolio, Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(2,730)	(25,840)	(26,891)	(1,535)
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,641)	(297,217)	(262,039)	22,924
Hain Celestial Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(21,098)	(421,099)	(231,023)	184,165
J & J Snack Foods Corp.	USFF -0.250%	Weekly	MS	08/27/24	(613)	(109,899)	(102,457)	(602)
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,403)	(135,662)	(151,650)	(18,985)
Mission Produce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,603)	(37,850)	(26,264)	10,816
Pilgrim's Pride Corp.	USFF -0.250%	Weekly	MS	07/11/28	(19,588)	(486,138)	(541,804)	(66,184)
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,132)	(101,705)	(99,684)	177
Tyson Foods, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(32,807)	(1,652,543)	(1,763,376)	(168,997)
Universal Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,061)	(64,500)	(71,427)	(12,129)
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(8,189)	(189,468)	(132,989)	48,990
					(126,682)	(5,203,056)	(4,650,027)	404,842
Health Care Equipment & Services
Abbott Laboratories	USFF -0.250%	Weekly	MS	07/11/28	(1,643)	(160,838)	(180,845)	(21,335)
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,059)	(531,085)	(548,908)	(28,221)
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/05/26	(5,456)	(148,066)	(39,774)	110,975
Agiliti, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,379)	(64,358)	(26,762)	37,549
agilon health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(13,677)	(196,821)	(171,646)	21,335
Alcon, Inc. (Switzerland)	USFF -0.250%	Weekly	MS	07/11/28	(844)	(71,585)	(65,933)	4,053
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,666)	(132,987)	(161,163)	(32,017)
Amedisys, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,593)	(332,372)	(341,551)	(15,835)
Bausch + Lomb Corp. (Canada)	USFF -4.330%	Weekly	MS	07/11/28	(1,992)	(31,122)	(33,984)	(3,449)
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	07/11/28	(3,281)	(177,701)	(189,675)	(15,437)
Chemed Corp.	USFF -0.250%	Weekly	MS	07/11/28	(154)	(79,676)	(90,052)	(13,068)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(977)	(362,797)	(369,736)	(14,071)
CorVel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(44)	(10,955)	(10,877)	(114)
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,843)	(270,292)	(243,542)	19,417
DocGo, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,735)	(35,191)	(26,469)	8,058
Doximity, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(7,950)	(274,895)	(222,918)	46,606
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,560)	(195,955)	(195,200)	(3,067)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Ensign Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(1,869)	$(182,452)	$(209,720)	$(31,179)
Glaukos Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,045)	(51,074)	(83,067)	(32,972)
Globus Medical, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(18,228)	(887,344)	(971,370)	(101,415)
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(2,033)	(13,062)	(13,621)	(792)
ICU Medical, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(734)	(131,033)	(73,209)	55,352
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(724)	(387,439)	(401,856)	(22,421)
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,112)	(297,749)	(429,644)	(143,160)
Insulet Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,521)	(340,854)	(330,027)	4,163
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(6,098)	(233,179)	(265,568)	(36,960)
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(837)	(263,406)	(282,370)	(24,110)
LifeStance Health Group, Inc.	USFF -0.680%	Weekly	MS	01/07/27	(15,251)	(123,239)	(119,415)	1,429
LivaNova PLC (United Kingdom)	USFF -0.250%	Weekly	MS	07/11/28	(5,751)	(280,765)	(297,557)	(22,278)
Masimo Corp.	USFF -0.250%	Weekly	MS	07/08/27	(9,416)	(1,035,852)	(1,103,649)	(88,101)
Medtronic PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(901)	(71,490)	(74,224)	(4,736)
Merit Medical Systems, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,216)	(225,138)	(244,287)	(23,793)
Multiplan Corp.	USFF -0.267%	Weekly	MS	07/11/28	(12,464)	(21,067)	(17,948)	2,729
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(13,430)	(239,824)	(270,077)	(34,936)
Nevro Corp.	USFF -0.250%	Weekly	MS	01/05/26	(13,329)	(404,967)	(286,840)	110,104
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(42,914)	(968,386)	(640,706)	308,702
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,512)	(252,398)	(253,079)	(5,611)
OrthoPediatrics Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,064)	(100,551)	(67,101)	31,481
PROCEPT BioRobotics Corp.	USFF -0.250%	Weekly	MS	01/10/28	(5,294)	(185,180)	(221,872)	(41,572)
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(7,112)	(635,825)	(524,154)	99,797
RadNet, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(5,455)	(149,222)	(189,670)	(46,360)
ResMed, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(66)	(15,918)	(11,353)	4,154
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(7,195)	(346,595)	(257,581)	81,862
Select Medical Holdings Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,993)	(57,905)	(46,836)	9,735
Shockwave Medical, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,615)	(350,622)	(307,754)	36,004
Simulations Plus, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(85)	(3,812)	(3,804)	(43)
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(6,177)	(323,617)	(192,784)	124,506
Stryker Corp.	USFF -0.250%	Weekly	MS	07/11/28	(329)	(96,823)	(98,522)	(3,839)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Tandem Diabetes Care, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(10,417)	$(546,818)	$(308,135)	$225,839
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,813)	(119,220)	(146,820)	(31,251)
TransMedics Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(911)	(44,538)	(71,905)	(29,608)
Treace Medical Concepts, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,937)	(166,906)	(139,447)	24,207
Universal Health Services, Inc., Class B	USFF -0.250%	Weekly	MS	07/11/28	(500)	(65,506)	(76,220)	(11,884)
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(1,738)	(228,348)	(161,877)	52,763
					(302,939)	(12,924,820)	(12,113,104)	537,185
Household & Personal Products
Central Garden & Pet Co., Class A	USFF -0.250%	Weekly	MS	01/05/26	(3,659)	(175,994)	(161,142)	11,341
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/10/28	(1,549)	(67,515)	(56,740)	8,593
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/11/28	(10,556)	(1,411,162)	(1,543,815)	(162,983)
Inter Parfums, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(951)	(132,978)	(136,954)	(7,325)
Reynolds Consumer Products, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,077)	(65,913)	(55,747)	6,705
					(18,792)	(1,853,562)	(1,954,398)	(143,669)
Materials
AdvanSix, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(945)	(25,566)	(28,312)	(3,254)
Agnico Eagle Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(10,149)	(490,729)	(556,673)	(78,943)
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,956)	(1,103,477)	(1,083,153)	(8,350)
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,487)	(409,204)	(359,322)	40,764
Algoma Steel Group, Inc. (Canada)	USFF -3.080%	Weekly	MS	01/10/28	(17,852)	(142,804)	(179,056)	(42,342)
Ashland, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(10,832)	(1,007,308)	(913,246)	63,517
ATI, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,399)	(153,507)	(154,553)	(4,034)
Balchem Corp.	USFF -0.250%	Weekly	MS	07/08/27	(406)	(57,413)	(60,393)	(4,617)
Cabot Corp.	USFF -0.250%	Weekly	MS	07/08/27	(535)	(41,245)	(44,673)	(5,418)
Celanese Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,716)	(212,899)	(266,615)	(62,541)
Coeur Mining, Inc.	USFF -0.282%	Weekly	MS	07/06/26	(209,053)	(1,178,389)	(681,513)	475,330
Corteva, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(13,186)	(826,364)	(631,873)	170,730
DuPont de Nemours, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,363)	(104,626)	(104,856)	6,633
Ecovyst, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,650)	(56,107)	(55,201)	(185)
Element Solutions, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,823)	(113,258)	(134,744)	(24,089)
Equinox Gold Corp. (Canada)	USFF -0.267%	Weekly	MS	08/27/24	(85,016)	(717,755)	(415,728)	287,966

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
ERO Copper Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(45)	$(713)	$(711)	$12
First Majestic Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(14,989)	(109,840)	(92,182)	15,295
FMC Corp.	USFF -0.250%	Weekly	MS	07/06/26	(18,553)	(1,223,404)	(1,169,767)	15,493
Franco-Nevada Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(1,353)	(162,281)	(149,926)	8,734
Ginkgo Bioworks Holdings, Inc.	USFF -1.552%	Weekly	MS	07/11/28	(39,343)	(61,159)	(66,490)	(7,417)
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/11/28	(10,768)	(243,681)	(265,431)	(28,429)
Greif, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(180)	(11,921)	(11,806)	—
Hecla Mining Co.	USFF -0.266%	Weekly	MS	07/08/27	(41,695)	(226,029)	(200,553)	20,641
Huntsman Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,946)	(72,623)	(74,033)	(3,687)
IAMGOLD Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(24,540)	(61,459)	(62,086)	(1,810)
Ingevity Corp.	USFF -0.250%	Weekly	MS	01/10/28	(6,783)	(440,133)	(320,293)	111,329
Ivanhoe Electric, Inc.	USFF -0.830%	Weekly	MS	07/11/28	(856)	(8,889)	(8,628)	109
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	07/06/26	(1,053)	(90,721)	(74,963)	9,954
Louisiana-Pacific Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,830)	(241,308)	(271,279)	(37,874)
MAG Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(3,586)	(38,126)	(37,330)	71
Mativ Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,386)	(159,125)	(82,460)	63,845
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(7,188)	(307,958)	(340,424)	(44,004)
MP Materials Corp.	USFF -0.250%	Weekly	MS	01/10/28	(12,928)	(277,968)	(256,621)	15,657
Novagold Resources, Inc. (Canada)	USFF -0.264%	Weekly	MS	07/08/27	(15,873)	(76,199)	(59,365)	15,361
Nutrien Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(6,062)	(386,902)	(341,472)	32,009
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,886)	(154,363)	(129,173)	22,839
Olin Corp.	USFF -0.250%	Weekly	MS	07/11/28	(6,099)	(301,132)	(329,041)	(34,058)
Pan American Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(10,516)	(173,050)	(171,726)	(5,019)
Sandstorm Gold Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(39,846)	(223,551)	(200,425)	17,451
Schnitzer Steel Industries, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(5,472)	(234,737)	(165,036)	59,495
Seabridge Gold, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(104)	(1,248)	(1,262)	(14)
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,830)	(343,591)	(318,780)	11,603
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,802)	(513,243)	(534,040)	(34,401)
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(41,867)	(585,475)	(450,489)	117,748
Stepan Co.	USFF -0.250%	Weekly	MS	01/05/26	(2,375)	(271,576)	(224,556)	35,384

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Summit Materials, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(2,028)	$(77,536)	$(77,997)	$(2,213)
Sylvamo Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,692)	(120,905)	(132,204)	(15,206)
Teck Resources Ltd., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(12,683)	(510,581)	(536,110)	(37,473)
TimkenSteel Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,874)	(60,793)	(67,395)	(7,772)
Triple Flag Precious Metals Corp. (Canada)	USFF -2.430%	Weekly	MS	07/11/28	(411)	(5,440)	(5,470)	(120)
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(32,397)	(416,325)	(458,742)	(57,602)
United States Steel Corp.	USFF -0.250%	Weekly	MS	07/11/28	(7,481)	(246,192)	(363,951)	(135,454)
West Fraser Timber Co. Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(1,049)	(94,083)	(89,773)	970
Wheaton Precious Metals Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(1,473)	(71,405)	(72,678)	(2,703)
					(784,210)	(15,246,316)	(13,884,579)	929,911
Media & Entertainment
Altice USA, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(59,568)	(337,875)	(193,596)	138,749
Angi, Inc.	USFF -0.580%	Weekly	MS	11/03/25	(24,652)	(374,692)	(61,383)	307,690
DISH Network Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(52,252)	(930,958)	(301,494)	611,220
Endeavor Group Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(48,827)	(1,186,729)	(1,158,665)	2,116
IAC, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(6,415)	(385,239)	(336,018)	41,128
Integral Ad Science Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(8,626)	(114,941)	(124,128)	(11,700)
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(13,196)	(188,760)	(134,467)	51,038
Madison Square Garden Entertainment Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,362)	(72,263)	(75,088)	(4,279)
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,694)	(303,859)	(308,020)	(10,243)
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(21,173)	(196,868)	(197,756)	(4,893)
Nexstar Media Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(434)	(64,609)	(68,030)	(5,018)
Paramount Global, Class B	USFF -0.630%	Weekly	MS	01/10/28	(13,303)	(206,712)	(196,751)	4,018
Rumble, Inc.	USFF -14.507%	Weekly	MS	07/11/28	(513)	(2,428)	(2,303)	101

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Scholastic Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,039)	$(119,933)	$(114,570)	$1,615
Sphere Entertainment Co.	USFF -0.250%	Weekly	MS	01/05/26	(5,579)	(226,264)	(189,463)	32,384
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,533)	(357,677)	(369,802)	(19,120)
TripAdvisor, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,798)	(111,697)	(146,361)	(37,555)
Warner Music Group Corp., Class A	USFF -0.250%	Weekly	MS	07/06/26	(7,356)	(242,381)	(263,271)	(28,868)
Ziff Davis, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,419)	(101,978)	(95,343)	4,642
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(47,158)	(793,806)	(871,951)	(93,699)
					(328,897)	(6,319,669)	(5,208,460)	979,326
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -0.980%	Weekly	MS	07/11/28	(16,266)	(84,404)	(92,879)	(10,499)
Amylyx Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,796)	(207,313)	(85,317)	118,289
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(17,759)	(480,902)	(543,425)	(72,542)
Avantor, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(16,490)	(357,934)	(376,467)	(25,739)
Axsome Therapeutics, Inc.	USFF -0.680%	Weekly	MS	07/11/28	(2,722)	(176,710)	(216,644)	(44,280)
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(60,349)	(494,539)	(483,999)	(41)
Biogen, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,627)	(402,463)	(421,019)	(26,430)
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(7,176)	(529,807)	(553,700)	(34,651)
Bruker Corp.	USFF -0.250%	Weekly	MS	07/11/28	(4,958)	(327,678)	(364,314)	(43,173)
Catalent, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(7,304)	(812,085)	(328,169)	469,332
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,182)	(36,726)	(38,391)	(2,363)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(436)	(15,503)	(15,513)	(297)
Cytek Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(20,308)	(221,880)	(185,209)	31,589
Elanco Animal Health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(30,511)	(334,101)	(454,614)	(136,473)
Exelixis, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,725)	(279,189)	(305,273)	(31,539)
Geron Corp.	USFF -0.250%	Weekly	MS	07/11/28	(28,701)	(65,954)	(60,559)	3,988
Intellia Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,173)	(41,066)	(35,765)	5,571
Jazz Pharmaceuticals PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(1,308)	(156,488)	(160,884)	(7,576)
Maravai LifeSciences Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(38,355)	(272,778)	(251,225)	16,223

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Mesa Laboratories, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(621)	$(164,188)	$(65,062)	$95,115
Organon & Co.	USFF -0.250%	Weekly	MS	07/11/28	(1,496)	(21,566)	(21,572)	(406)
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	08/27/24	(5,827)	(233,027)	(187,513)	32,939
Pfizer, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(15,029)	(431,046)	(432,685)	(8,884)
Pliant Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(10,141)	(197,233)	(183,654)	9,714
Prothena Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(2,119)	(118,407)	(77,004)	39,102
PTC Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,245)	(117,209)	(144,552)	(33,653)
QIAGEN NV (Netherlands)	USFF -0.250%	Weekly	MS	07/11/28	(6,316)	(243,461)	(274,304)	(35,597)
Repligen Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,058)	(182,200)	(190,228)	(11,580)
Revance Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(17,676)	(204,424)	(155,372)	45,064
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(285)	(31,188)	(31,153)	2,075
Sarepta Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,692)	(312,183)	(356,020)	(50,263)
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(21,697)	(406,424)	(365,594)	32,878
Supernus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,551)	(107,795)	(102,766)	2,897
Travere Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(616)	(8,315)	(5,538)	2,638
Viridian Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,303)	(63,853)	(50,159)	12,893
Waters Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,320)	(402,583)	(434,584)	(39,877)
Xencor, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,195)	(66,357)	(46,600)	18,479
Xenon Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(2,145)	(88,784)	(98,799)	(13,801)
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,633)	(706,385)	(717,045)	(26,945)
					(382,111)	(9,404,148)	(8,913,570)	282,177
Semiconductors & Semiconductor Equipment
Allegro MicroSystems, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,129)	(34,785)	(34,175)	(49)
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/10/28	(3,568)	(276,436)	(218,683)	52,099
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,275)	(428,500)	(451,724)	(32,545)
Cirrus Logic, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,789)	(373,568)	(398,397)	(32,136)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,644)	(412,472)	(481,518)	(77,117)
FormFactor, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(8,105)	(288,040)	(338,060)	(56,654)
Ichor Holdings Ltd. (Cayman Islands)	USFF -0.250%	Weekly	MS	07/11/28	(763)	(20,940)	(25,660)	(5,108)
Impinj, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,889)	(169,762)	(170,067)	(5,015)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,519)	$(196,605)	$(234,141)	$(41,371)
Marvell Technology, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,222)	(128,910)	(134,009)	(7,738)
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(18,413)	(384,699)	(437,677)	(60,504)
MKS Instruments, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(10,086)	(923,874)	(1,037,547)	(150,085)
ON Semiconductor Corp.	USFF -0.250%	Weekly	MS	07/11/28	(11,477)	(811,584)	(958,674)	(162,992)
Onto Innovation, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,763)	(367,435)	(422,463)	(63,769)
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,980)	(570,296)	(573,128)	(16,378)
Qorvo, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,783)	(372,918)	(426,004)	(60,380)
Semtech Corp.	USFF -0.250%	Weekly	MS	01/10/28	(7,928)	(180,377)	(173,702)	3,159
Silicon Laboratories, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,252)	(722,330)	(694,682)	9,446
SiTime Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,177)	(124,257)	(143,688)	(22,415)
Synaptics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,790)	(165,123)	(204,203)	(42,961)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,910)	(471,665)	(532,833)	(70,602)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,286)	(699,365)	(730,592)	(44,758)
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,394)	(107,162)	(115,871)	(10,788)
Universal Display Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,760)	(292,433)	(336,618)	(50,482)
Wolfspeed, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,222)	(148,036)	(140,189)	4,816
					(118,124)	(8,671,572)	(9,414,305)	(944,327)
Software & Services
ACI Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,816)	(328,375)	(361,570)	(40,319)
Agilysys, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,257)	(164,908)	(191,439)	(30,162)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,829)	(207,574)	(216,462)	(13,879)
Alarm.com Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(992)	(72,046)	(64,103)	6,949
Appian Corp., Class A	USFF -0.250%	Weekly	MS	07/08/27	(5,257)	(210,899)	(197,979)	8,806
Asana, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(370)	(7,133)	(7,034)	(17)
Aspen Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(306)	(74,574)	(67,366)	5,768
Bentley Systems, Inc., Class B	USFF -0.250%	Weekly	MS	01/10/28	(5,697)	(294,606)	(297,269)	(10,036)
BigCommerce Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(6,963)	(105,876)	(67,750)	36,072
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(18,377)	(1,178,276)	(1,499,379)	(350,699)
C3.ai, Inc., Class A	USFF -12.130%	Weekly	MS	07/11/28	(2,721)	(85,885)	(78,120)	6,103

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
CCC Intelligent Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,855)	$(99,221)	$(89,468)	$8,089
Cerence, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,091)	(85,740)	(60,769)	23,365
Clear Secure, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,153)	(31,906)	(23,809)	6,445
Confluent, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(46,939)	(948,066)	(1,098,373)	(168,887)
Digital Turbine, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(40,942)	(410,517)	(280,862)	121,623
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,049)	(234,361)	(296,042)	(66,257)
Dynatrace, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(723)	(35,401)	(39,541)	(8,155)
EngageSmart, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,870)	(82,052)	(88,623)	(8,671)
Envestnet, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(6,324)	(488,881)	(313,164)	167,889
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	07/11/28	(312)	(354,865)	(363,171)	(16,622)
Five9, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,120)	(71,724)	(88,133)	(19,390)
Fortinet, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(2,368)	(138,718)	(138,599)	3,933
GoDaddy, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(590)	(44,957)	(62,634)	(28,453)
HashiCorp., Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(13,385)	(344,329)	(316,421)	19,407
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	07/06/26	(7,230)	(255,533)	(130,574)	120,028
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(12,056)	(653,090)	(253,055)	395,291
MeridianLink, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(475)	(11,082)	(11,766)	(878)
Olo, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(18,469)	(152,418)	(105,643)	43,807
Open Text Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(4,150)	(170,420)	(174,383)	(10,658)
Perficient, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,044)	(64,643)	(68,716)	(5,346)
PowerSchool Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(10,362)	(236,287)	(244,129)	(12,775)
Procore Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,273)	(67,448)	(88,117)	(22,708)
PTC, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,961)	(314,316)	(343,097)	(34,925)
RingCentral, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(6,595)	(192,715)	(223,900)	(36,572)
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(51)	(9,985)	(9,886)	(74)
Thoughtworks Holding, Inc.	USFF -0.264%	Weekly	MS	07/11/28	(564)	(2,760)	(2,713)	17
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(173)	(67,962)	(72,335)	(6,549)
Zeta Global Holdings Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(1,444)	(12,819)	(12,736)	(145)
					(259,153)	(8,312,368)	(8,049,130)	81,415
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(25,517)	(434,504)	(187,295)	231,686

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,472)	$(489,801)	$(487,090)	$(7,372)
Applied Optoelectronics, Inc.	USFF -0.930%	Weekly	MS	07/11/28	(2,357)	(45,326)	(45,537)	(1,077)
Avnet, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,859)	(265,455)	(295,294)	(41,309)
Belden, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,712)	(164,461)	(132,252)	28,902
Benchmark Electronics, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,987)	(127,151)	(137,841)	(17,595)
Calix, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,599)	(333,576)	(375,690)	(48,637)
Celestica, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(8,820)	(246,376)	(258,250)	(16,685)
Cognex Corp.	USFF -0.250%	Weekly	MS	07/11/28	(8,342)	(320,931)	(348,195)	(33,761)
Coherent Corp.	USFF -0.250%	Weekly	MS	07/08/27	(9,435)	(374,974)	(410,706)	(51,245)
Corsair Gaming, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,963)	(26,247)	(27,678)	(1,923)
CTS Corp.	USFF -0.250%	Weekly	MS	07/11/28	(84)	(3,689)	(3,674)	(34)
Diebold Nixdorf, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(187)	(5,115)	(5,414)	(376)
ePlus, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(713)	(48,895)	(56,926)	(8,967)
Evolv Technologies Holdings, Inc.	USFF -1.180%	Weekly	MS	07/11/28	(124)	(593)	(585)	19
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(49,221)	(536,201)	(641,842)	(116,139)
Infinera Corp.	USFF -0.260%	Weekly	MS	01/10/28	(9,324)	(46,441)	(44,289)	1,251
IPG Photonics Corp.	USFF -0.250%	Weekly	MS	07/11/28	(649)	(68,371)	(70,442)	(3,390)
Lumentum Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,411)	(384,156)	(336,065)	40,577
Methode Electronics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,388)	(79,933)	(77,009)	1,191
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(1,181)	(193,095)	(198,892)	(9,746)
Plexus Corp.	USFF -0.250%	Weekly	MS	07/06/26	(427)	(41,030)	(46,172)	(6,409)
Sanmina Corp.	USFF -0.250%	Weekly	MS	07/11/28	(8,226)	(424,260)	(422,570)	(6,611)
Stratasys Ltd. (Israel)	USFF -0.250%	Weekly	MS	07/11/28	(10,091)	(121,848)	(144,099)	(25,096)
Teledyne Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(446)	(187,494)	(199,045)	(15,207)
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(393)	(6,728)	(6,213)	432
Ubiquiti, Inc.	USFF -0.580%	Weekly	MS	01/07/27	(2,296)	(565,439)	(320,430)	228,155
Viasat, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(6,507)	(306,855)	(181,871)	118,986
Viavi Solutions, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,906)	(61,460)	(59,473)	834
Zebra Technologies Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(5,588)	(1,285,692)	(1,527,368)	(270,355)
					(193,225)	(7,196,097)	(7,048,207)	(29,901)
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,758)	(579,766)	(666,133)	(116,533)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services — (continued)
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(15,756)	$(439,212)	$(399,257)	$31,426
Globalstar, Inc.	USFF -0.265%	Weekly	MS	01/05/26	(77,791)	(131,689)	(150,915)	(22,041)
Gogo, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,755)	(106,015)	(68,428)	35,551
IDT Corp., Class B	USFF -0.250%	Weekly	MS	07/11/28	(244)	(8,099)	(8,318)	(355)
Rogers Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(5,615)	(234,583)	(262,838)	(35,845)
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	08/27/24	(4,673)	(161,342)	(101,030)	16,631
					(119,592)	(1,660,706)	(1,656,919)	(91,166)
Transportation
Air Transport Services Group, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(16,563)	(381,498)	(291,674)	82,361
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,795)	(229,397)	(187,341)	38,742
Allegiant Travel Co.	USFF -0.250%	Weekly	MS	07/11/28	(204)	(16,996)	(16,852)	(167)
Canadian Pacific Kansas City Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(7,286)	(598,188)	(576,031)	9,408
Forward Air Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,496)	(98,557)	(94,054)	2,622
Frontier Group Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(17,023)	(75,984)	(92,946)	(18,462)
Golden Ocean Group Ltd. (Bermuda)	USFF -0.730%	Weekly	MS	07/11/28	(17,471)	(138,526)	(170,517)	(36,480)
Heartland Express, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,552)	(90,088)	(79,172)	8,728
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,460)	(460,483)	(491,360)	(42,008)
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	07/11/28	(18,576)	(83,380)	(103,097)	(21,330)
Marten Transport Ltd.	USFF -0.250%	Weekly	MS	07/11/28	(309)	(6,487)	(6,483)	(99)
Matson, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(938)	(87,230)	(102,805)	(17,264)
Schneider National, Inc., Class B	USFF -0.250%	Weekly	MS	07/11/28	(8,870)	(228,568)	(225,742)	(2,477)
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/10/28	(16,468)	(591,517)	(475,596)	97,682
Spirit Airlines, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,138)	(147,030)	(198,942)	(57,082)
Sun Country Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,542)	(108,761)	(87,176)	19,475
TFI International, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(886)	(103,935)	(120,478)	(18,872)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Universal Logistics Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(76)	$(1,887)	$(2,130)	$(261)
Werner Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(11,418)	(540,776)	(483,781)	38,119
					(148,071)	(3,989,288)	(3,806,177)	82,635
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(34,983)	(683,673)	(673,423)	(11,056)
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(71,285)	(487,121)	(450,521)	14,448
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(8,578)	(441,031)	(440,051)	(11,521)
Altus Power, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,907)	(22,583)	(26,685)	(4,521)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,619)	(146,050)	(131,495)	7,845
Avista Corp.	USFF -0.250%	Weekly	MS	01/07/27	(3,908)	(171,067)	(139,672)	21,006
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(4,786)	(253,327)	(248,250)	(2,127)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,017)	(451,833)	(456,396)	(13,406)
Essential Utilities, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(93)	(4,747)	(3,474)	1,088
Evergy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(21,119)	(1,134,089)	(1,102,412)	(6,026)
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,768)	(190,866)	(171,171)	12,664
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(13,920)	(554,594)	(510,307)	20,808
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,111)	(312,002)	(305,874)	(3,353)
Middlesex Water Co.	USFF -0.250%	Weekly	MS	01/10/28	(1,279)	(94,567)	(83,928)	8,260
Montauk Renewables, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(619)	(5,534)	(5,515)	(67)
National Fuel Gas Co.	USFF -0.250%	Weekly	MS	07/11/28	(5,064)	(263,138)	(254,061)	744
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(16,613)	(446,677)	(441,075)	(11,894)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(4,728)	(248,104)	(184,108)	43,621
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(5,375)	(335,504)	(273,534)	27,076
OGE Energy Corp.	USFF -0.250%	Weekly	MS	07/11/28	(9,386)	(324,892)	(327,853)	(9,319)
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,734)	(457,855)	(434,580)	12,775
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	07/11/28	(4,330)	(316,752)	(311,067)	(2,211)
PNM Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,962)	(379,621)	(372,819)	(624)
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/11/28	(9,805)	(428,894)	(424,949)	(10,618)
Sempra	USFF -0.250%	Weekly	MS	01/10/28	(11,470)	(842,840)	(857,153)	(43,563)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Concluded)
December 31, 2023
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Southern Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(5,891)	$(411,131)	$(413,077)	$(16,297)
Sunnova Energy International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,151)	(165,014)	(170,053)	(10,489)
					(277,501)	(9,573,506)	(9,213,503)	13,243

Total Reference Entity — Short						(152,428,161)	(146,154,242)	2,258,038
Net Value of Reference Entity						$(21,440,469)	$7,509,443	$30,075,540

*	Includes $1,125,628 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: one long security was fair valued with an end of period value of $0 and total return swaps with end of period unrealized appreciation of $30,075,540, which are considered Level 2 as of and for the period ended December 31, 2023.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM NEUTRAL FUND
Portfolio of Investments
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.0%
Automobiles & Components — 1.3%
Adient PLC (Ireland)*	2,642	$ 96,063
American Axle & Manufacturing Holdings, Inc.*	2,855	25,153
Aptiv PLC (Jersey)*	325	29,159
BorgWarner, Inc.(a)	3,838	137,592
Ford Motor Co.	4,864	59,292
Fox Factory Holding Corp.*	261	17,612
General Motors Co.(a)	4,588	164,801
Gentex Corp.	792	25,867
Goodyear Tire & Rubber Co. (The)*	1,310	18,759
Modine Manufacturing Co.*	930	55,521
Patrick Industries, Inc.	146	14,651
Standard Motor Products, Inc.	102	4,061
Thor Industries, Inc.(a)	596	70,477
Visteon Corp.(a)*	1,146	143,136
		862,144
Capital Goods — 12.7%
3M Co.	963	105,275
A. O. Smith Corp.(a)	1,298	107,007
AAR Corp.*	38	2,371
Acuity Brands, Inc.(a)	386	79,064
AECOM	274	25,326
AGCO Corp.	759	92,150
Alamo Group, Inc.	69	14,503
Allison Transmission Holdings, Inc.	669	38,902
American Woodmark Corp.*	481	44,661
AMETEK, Inc.(a)	320	52,765
Applied Industrial Technologies, Inc.	532	91,871
Array Technologies, Inc.(a)*	3,624	60,883
Atkore, Inc.(a)*	2	320
Axon Enterprise, Inc.(a)*	471	121,673
AZEK Co., Inc. (The)(a)*	6,590	252,068
Blue Bird Corp.*	676	18,225
Boise Cascade Co.(a)	1,674	216,549
Brookfield Business Corp., Class A (Canada)	2	47
Builders FirstSource, Inc.(a)*	213	35,558
BWX Technologies, Inc.	52	3,990
Cadre Holdings, Inc.	34	1,118
Carrier Global Corp.(a)	1,680	96,516
Caterpillar, Inc.(a)	639	188,933
Comfort Systems USA, Inc.(a)	1,330	273,541
Core & Main, Inc., Class A(a)*	4,626	186,937
Crane Co.(a)	2,082	245,968
CSW Industrials, Inc.	72	14,934
Cummins, Inc.	99	23,717
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Curtiss-Wright Corp.(a)	647	$ 144,145
Deere & Co.(a)	202	80,774
Donaldson Co., Inc.(a)	2,212	144,554
EMCOR Group, Inc.(a)	1,570	338,225
Emerson Electric Co.(a)	1,999	194,563
Encore Wire Corp.(a)	140	29,904
Enerpac Tool Group Corp.	1,998	62,118
EnerSys(a)	1,767	178,396
Enpro, Inc.	367	57,524
Fastenal Co.	582	37,696
Flowserve Corp.	823	33,924
Fluence Energy, Inc.*	1,782	42,501
Fortune Brands Innovations, Inc.(a)	2,118	161,265
Franklin Electric Co., Inc.	122	11,791
Gates Industrial Corp. PLC (United Kingdom)*	4,510	60,524
General Dynamics Corp.(a)	271	70,371
General Electric Co.(a)	1,277	162,984
Gibraltar Industries, Inc.*	974	76,927
Global Industrial Co.	16	621
Griffon Corp.(a)	2,674	162,980
Hillman Solutions Corp.*	4,860	44,761
Howmet Aerospace, Inc.(a)	827	44,757
Hubbell, Inc.(a)	11	3,618
Huntington Ingalls Industries, Inc.(a)	602	156,303
IES Holdings, Inc.*	5	396
Illinois Tool Works, Inc.(a)	274	71,772
ITT, Inc.	571	68,132
Kaman Corp.	81	1,940
Kennametal, Inc.	1,832	47,247
Lincoln Electric Holdings, Inc.	105	22,833
Lindsay Corp.	150	19,374
Lockheed Martin Corp.(a)	445	201,692
Masco Corp.(a)	1,811	121,301
Masonite International Corp. (Canada)*	79	6,688
MDU Resources Group, Inc.	6,460	127,908
Middleby Corp. (The)*	287	42,238
MSC Industrial Direct Co., Inc., Class A(a)	2,413	244,340
Mueller Industries, Inc.(a)	3,140	148,051
nVent Electric PLC (Ireland)	28	1,655
Otis Worldwide Corp.(a)	216	19,326
PACCAR, Inc.	680	66,402
Parker-Hannifin Corp.(a)	1,106	509,534
Pentair PLC (Ireland)	1,124	81,726

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Powell Industries, Inc.	517	$ 45,703
Quanta Services, Inc.	338	72,940
REV Group, Inc.	36	654
RTX Corp.(a)	2,980	250,737
Shoals Technologies Group, Inc., Class A(a)*	2,926	45,470
Simpson Manufacturing Co., Inc.	167	33,063
Snap-on, Inc.	366	105,715
SPX Technologies, Inc.*	625	63,131
Standex International Corp.	119	18,847
Stanley Black & Decker, Inc.(a)	707	69,357
Stantec, Inc. (Canada)	38	3,047
Sterling Infrastructure, Inc.(a)*	1,564	137,523
Tennant Co.	328	30,402
Terex Corp.(a)	3,038	174,563
Textainer Group Holdings Ltd. (Bermuda)	162	7,970
Textron, Inc.(a)	1,299	104,466
TransDigm Group, Inc.	39	39,452
UFP Industries, Inc.(a)	856	107,471
Wabash National Corp.	2,481	63,563
Watts Water Technologies, Inc., Class A(a)	491	102,295
WESCO International, Inc.	375	65,205
Westinghouse Air Brake Technologies Corp.	359	45,557
Woodward, Inc.	1,028	139,942
WW Grainger, Inc.(a)	111	91,985
Zurn Elkay Water Solutions Corp.	4,545	133,668
		8,451,379
Commercial & Professional Services — 2.9%
ACV Auctions, Inc., Class A(a)*	4,278	64,812
Automatic Data Processing, Inc.(a)	434	101,109
Brady Corp., Class A	1,075	63,092
Brink's Co. (The)	151	13,280
Broadridge Financial Solutions, Inc.(a)	57	11,728
CECO Environmental Corp.*	340	6,895
Concentrix Corp.	301	29,561
Copart, Inc.(a)*	2,119	103,831
Huron Consulting Group, Inc.*	61	6,271
ICF International, Inc.	60	8,045
Insperity, Inc.(a)	249	29,188
Jacobs Solutions, Inc.(a)	1,037	134,603
Kelly Services, Inc., Class A	104	2,249
Leidos Holdings, Inc.(a)	1,708	184,874
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
ManpowerGroup, Inc.	469	$ 37,271
MillerKnoll, Inc.	1,008	26,893
MSA Safety, Inc.	154	26,000
OPENLANE, Inc.*	1,526	22,600
Parsons Corp.*	1,383	86,728
Republic Services, Inc.(a)	947	156,170
Robert Half, Inc.	421	37,014
Rollins, Inc.(a)	2,027	88,519
Science Applications International Corp.	757	94,110
Steelcase, Inc., Class A	1,919	25,945
Tetra Tech, Inc.(a)	1,523	254,234
TriNet Group, Inc.(a)*	9	1,070
Veralto Corp.(a)	1,006	82,754
Verisk Analytics, Inc.(a)	741	176,995
Waste Connections, Inc. (Canada)	217	32,392
		1,908,233
Consumer Discretionary Distribution & Retail — 3.8%
Abercrombie & Fitch Co., Class A*	1,360	119,979
Academy Sports & Outdoors, Inc.(a)	280	18,480
Amazon.com, Inc.(a)*	3,142	477,396
Arhaus, Inc.*	1,691	20,038
AutoZone, Inc.*	27	69,811
Best Buy Co., Inc.	66	5,167
Carvana Co.(a)*	10,969	580,699
Dick's Sporting Goods, Inc.	103	15,136
eBay, Inc.(a)	4,542	198,122
Etsy, Inc.*	152	12,320
Gap, Inc. (The)(a)	9,612	200,987
Genuine Parts Co.	344	47,644
Home Depot, Inc. (The)(a)	405	140,353
LKQ Corp.	17	812
Lowe's Cos., Inc.	7	1,558
Monro, Inc.	867	25,438
ODP Corp. (The)(a)*	2,383	134,163
Pool Corp.(a)	165	65,787
Signet Jewelers Ltd. (Bermuda)	712	76,369
TJX Cos., Inc. (The)	30	2,814
Tractor Supply Co.(a)	660	141,920
Urban Outfitters, Inc.(a)*	2,513	89,689
Valvoline, Inc.(a)	1,187	44,607
Williams-Sonoma, Inc.	135	27,240
Winmark Corp.	33	13,779
		2,530,308

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 3.3%
Carter's, Inc.(a)	2,986	$ 223,622
Cavco Industries, Inc.*	86	29,809
Cricut, Inc., Class A	33	217
DR Horton, Inc.(a)	598	90,884
Figs, Inc., Class A*	2,249	15,631
Garmin Ltd. (Switzerland)	1,259	161,832
G-III Apparel Group Ltd.*	2,217	75,334
Hanesbrands, Inc.(a)	32,145	143,367
Hasbro, Inc.	867	44,269
Helen of Troy Ltd. (Bermuda)*	949	114,649
Hovnanian Enterprises, Inc., Class A*	55	8,559
Installed Building Products, Inc.	65	11,883
Kontoor Brands, Inc.	187	11,673
Leggett & Platt, Inc.	1,700	44,489
Lululemon Athletica, Inc.*	57	29,143
Mattel, Inc.*	5,929	111,939
Mohawk Industries, Inc.*	864	89,424
NIKE, Inc., Class B	477	51,788
PulteGroup, Inc.(a)	1,531	158,030
PVH Corp.	1,016	124,074
Ralph Lauren Corp.(a)	859	123,868
Skyline Champion Corp.(a)*	8	594
Steven Madden Ltd.(a)	664	27,888
Tapestry, Inc.(a)	4,423	162,811
TopBuild Corp.(a)*	147	55,016
Vista Outdoor, Inc.(a)*	1,957	57,868
Worthington Enterprises, Inc.	788	45,349
YETI Holdings, Inc.(a)*	3,291	170,408
		2,184,418
Consumer Services — 3.4%
Accel Entertainment, Inc.*	237	2,434
ADT, Inc.	9,847	67,157
Adtalem Global Education, Inc.*	538	31,715
Aramark(a)	8,176	229,746
Booking Holdings, Inc.(a)*	23	81,586
Bright Horizons Family Solutions, Inc.*	346	32,607
Brinker International, Inc.*	1,427	61,618
Caesars Entertainment, Inc.(a)*	2,669	125,123
Darden Restaurants, Inc.	136	22,345
DraftKings, Inc., Class A*	618	21,784
Duolingo, Inc.*	160	36,296
Frontdoor, Inc.*	3,784	133,272
Golden Entertainment, Inc.	49	1,957
Grand Canyon Education, Inc.*	14	1,849
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Las Vegas Sands Corp.(a)	2,776	$ 136,607
Marriott International, Inc., Class A(a)	279	62,917
McDonald's Corp.(a)	265	78,575
MGM Resorts International(a)	3,083	137,748
RCI Hospitality Holdings, Inc.	1	66
Rover Group, Inc.*	288	3,133
Royal Caribbean Cruises Ltd. (Liberia)*	2,918	377,852
Sabre Corp.*	4,535	19,954
Six Flags Entertainment Corp.*	2,035	51,038
Starbucks Corp.(a)	3,687	353,989
Strategic Education, Inc.	4	369
Target Hospitality Corp.*	656	6,383
Wendy's Co. (The)	279	5,435
Wynn Resorts Ltd.(a)	935	85,188
Yum! Brands, Inc.(a)	715	93,422
		2,262,165
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	201	4,623
Costco Wholesale Corp.(a)	175	115,514
Dollar General Corp.	254	34,531
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	14,027	—
Grocery Outlet Holding Corp.(a)*	5,052	136,202
Ingles Markets, Inc., Class A	21	1,814
Kroger Co. (The)(a)	3,792	173,332
PriceSmart, Inc.	23	1,743
Sprouts Farmers Market, Inc.*	2	96
Sysco Corp.	1,548	113,205
Target Corp.(a)	2,951	420,282
US Foods Holding Corp.(a)*	2,142	97,268
Walgreens Boots Alliance, Inc.	2,037	53,186
Walmart, Inc.(a)	781	123,125
		1,274,921
Energy — 7.6%
Antero Midstream Corp.	2,389	29,934
APA Corp.(a)	8,262	296,441
Baker Hughes Co.(a)	7,716	263,733
California Resources Corp.	1,897	103,728
Cameco Corp. (Canada)	3,995	172,185
Canadian Natural Resources Ltd. (Canada)	2,259	148,010
Cenovus Energy, Inc. (Canada)	7,426	123,643
ChampionX Corp.(a)	846	24,712
Chesapeake Energy Corp.(a)	6,193	476,489

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Chord Energy Corp.	226	$ 37,568
ConocoPhillips(a)	963	111,775
CONSOL Energy, Inc.(a)	1,474	148,181
CVR Energy, Inc.	2,756	83,507
Devon Energy Corp.(a)	4,429	200,634
DHT Holdings, Inc. (Marshall Islands)	13,284	130,316
Dorian LPG Ltd. (Marshall Islands)	3,892	170,742
Enerplus Corp. (Canada)	3,518	53,966
EQT Corp.(a)	1,855	71,714
Equitrans Midstream Corp.	7,385	75,179
Exxon Mobil Corp.(a)	1,731	173,065
FLEX LNG Ltd. (Bermuda)	1,053	30,600
Gulfport Energy Corp.*	353	47,020
Helix Energy Solutions Group, Inc.*	4,304	44,245
Helmerich & Payne, Inc.(a)	10,983	397,804
Imperial Oil Ltd. (Canada)	591	33,799
Kinder Morgan, Inc.(a)	5,893	103,953
Liberty Energy, Inc.	1,624	29,459
Marathon Petroleum Corp.(a)	775	114,979
Murphy Oil Corp.(a)	3,195	136,299
Nabors Industries Ltd. (Bermuda)*	193	15,755
Nordic American Tankers Ltd. (Bermuda)	20,297	85,247
Occidental Petroleum Corp.	1,895	113,151
Par Pacific Holdings, Inc.*	374	13,602
Pembina Pipeline Corp. (Canada)	4,191	144,254
Phillips 66	301	40,075
Pioneer Natural Resources Co.(a)	639	143,698
Precision Drilling Corp. (Canada)*	212	11,510
Suncor Energy, Inc. (Canada)	417	13,361
TechnipFMC PLC (United Kingdom)	12,215	246,010
US Silica Holdings, Inc.*	5,974	67,566
Williams Cos., Inc. (The)(a)	9,306	324,128
		5,052,037
Financial Services — 3.1%
AvidXchange Holdings, Inc.*	4,300	53,277
Berkshire Hathaway, Inc., Class B(a)*	658	234,682
BlackRock, Inc.	93	75,497
Cboe Global Markets, Inc.	712	127,135
CME Group, Inc.(a)	1,416	298,210
Fiserv, Inc.(a)*	1,500	199,260
Franklin Resources, Inc.(a)	4,368	130,123
Intercontinental Exchange, Inc.(a)	68	8,733
International Money Express, Inc.*	309	6,826
MarketAxess Holdings, Inc.	144	42,170
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Mastercard, Inc., Class A	109	$ 46,490
Moody's Corp.	46	17,966
Morningstar, Inc.	217	62,114
Nasdaq, Inc.(a)	1,943	112,966
NCR Atleos Corp.(a)*	2,983	72,457
Paymentus Holdings, Inc., Class A*	52	929
Payoneer Global, Inc.*	5,590	29,124
PayPal Holdings, Inc.(a)*	3,352	205,846
Shift4 Payments, Inc., Class A*	1,231	91,512
T Rowe Price Group, Inc.(a)	898	96,706
Visa, Inc., Class A	391	101,797
Western Union Co. (The)	5,274	62,866
		2,076,686
Food, Beverage & Tobacco — 4.4%
Altria Group, Inc.(a)	3,403	137,277
Archer-Daniels-Midland Co.(a)	1,705	123,135
B&G Foods, Inc.	4,543	47,702
Bunge Global SA (Switzerland)	1,324	133,658
Cal-Maine Foods, Inc.(a)	1,157	66,400
Campbell Soup Co.	32	1,383
Celsius Holdings, Inc.(a)*	3,695	201,451
Coca-Cola Co. (The)(a)	2,198	129,528
Coca-Cola Consolidated, Inc.	82	76,129
Constellation Brands, Inc., Class A	435	105,161
General Mills, Inc.(a)	1,824	118,815
Hershey Co. (The)(a)	581	108,322
Hormel Foods Corp.(a)	2,862	91,899
Ingredion, Inc.	928	100,716
J M Smucker Co. (The)(a)	2,797	353,485
John B Sanfilippo & Son, Inc.	203	20,917
Kellanova(a)	2,143	119,815
Keurig Dr Pepper, Inc.(a)	4,670	155,604
Kraft Heinz Co. (The)(a)	5,098	188,524
Lancaster Colony Corp.(a)	319	53,078
McCormick & Co., Inc., non-voting shares	973	66,573
Molson Coors Beverage Co., Class B	1,460	89,367
Mondelez International, Inc., Class A(a)	1,573	113,932
PepsiCo, Inc.(a)	456	77,447
Philip Morris International, Inc.	456	42,900
Primo Water Corp. (Canada)	124	1,866
Simply Good Foods Co. (The)*	211	8,356
Sovos Brands, Inc.*	4,728	104,158
Tootsie Roll Industries, Inc.	32	1,064

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
TreeHouse Foods, Inc.(a)*	1,186	$ 49,160
Vita Coco Co., Inc. (The)*	1,821	46,709
		2,934,531
Health Care Equipment & Services — 5.9%
Addus HomeCare Corp.*	282	26,184
Avanos Medical, Inc.*	465	10,430
Axonics, Inc.(a)*	244	15,184
Baxter International, Inc.(a)	11,096	428,971
Becton Dickinson & Co.(a)	567	138,252
Cardinal Health, Inc.	594	59,875
Cencora, Inc.	243	49,907
Centene Corp.(a)*	1,803	133,801
Certara, Inc.*	1,691	29,745
Cigna Group (The)(a)	232	69,472
CONMED Corp.(a)	1,925	210,807
Cross Country Healthcare, Inc.*	2,628	59,498
CVRx, Inc.*	2	63
CVS Health Corp.(a)	838	66,168
DaVita, Inc.(a)*	2,999	314,175
Definitive Healthcare Corp.*	913	9,075
Elevance Health, Inc.	173	81,580
Enovis Corp.(a)*	635	35,573
Fulgent Genetics, Inc.(a)*	1,006	29,083
GE HealthCare Technologies, Inc.(a)	3,477	268,842
Haemonetics Corp.(a)*	1,503	128,522
HCA Healthcare, Inc.	177	47,910
HealthEquity, Inc.*	782	51,847
Hologic, Inc.(a)*	8,147	582,103
Humana, Inc.(a)	127	58,142
Laboratory Corp. of America Holdings	430	97,735
Lantheus Holdings, Inc.(a)*	3,651	226,362
McKesson Corp.	103	47,687
Molina Healthcare, Inc.(a)*	256	92,495
Owens & Minor, Inc.*	1,547	29,811
Phreesia, Inc.*	789	18,265
Privia Health Group, Inc.*	4,613	106,237
Progyny, Inc.*	1,922	71,460
Pulse Biosciences, Inc.*	24	294
Teleflex, Inc.	6	1,496
Tenet Healthcare Corp.(a)*	2,000	151,140
UFP Technologies, Inc.*	247	42,494
UnitedHealth Group, Inc.	202	106,347
Varex Imaging Corp.*	283	5,801
Zimmer Biomet Holdings, Inc.	243	29,573
		3,932,406
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 1.7%
BellRing Brands, Inc.*	3,076	$ 170,503
Colgate-Palmolive Co.	1,087	86,645
elf Beauty, Inc.(a)*	1,019	147,082
Energizer Holdings, Inc.	593	18,786
Kenvue, Inc.(a)	5,083	109,437
Kimberly-Clark Corp.(a)	1,781	216,409
Procter & Gamble Co. (The)(a)	1,948	285,460
Reynolds Consumer Products, Inc.	100	2,684
Spectrum Brands Holdings, Inc.(a)	871	69,480
		1,106,486
Materials — 6.7%
Alamos Gold, Inc., Class A (Canada)	13,842	186,452
Alpha Metallurgical Resources, Inc.(a)	13	4,406
Amcor PLC (Jersey)	6,124	59,035
AptarGroup, Inc.	101	12,486
Avient Corp.	931	38,702
Axalta Coating Systems Ltd. (Bermuda)*	3,269	111,048
Ball Corp.(a)	1,521	87,488
Barrick Gold Corp. (Canada)	6,217	112,466
Berry Global Group, Inc.(a)	3,008	202,709
Carpenter Technology Corp.(a)	3,052	216,082
CF Industries Holdings, Inc.(a)	2,867	227,927
Cleveland-Cliffs, Inc.(a)*	14,437	294,804
Commercial Metals Co.(a)	827	41,383
Crown Holdings, Inc.	492	45,308
Eastman Chemical Co.(a)	1,545	138,772
Ecolab, Inc.(a)	707	140,234
Fortuna Silver Mines, Inc. (Canada)*	500	1,930
Greif, Inc., Class A	250	16,398
Hawkins, Inc.	251	17,675
HB Fuller Co.	948	77,177
Innospec, Inc.	250	30,810
International Flavors & Fragrances, Inc.	302	24,453
International Paper Co.(a)	719	25,992
Knife River Corp.*	468	30,972
Linde PLC (Ireland)	1,017	417,692
Livent Corp.(a)*	960	17,261
LyondellBasell Industries NV, Class A (Netherlands)	4,016	381,841
Martin Marietta Materials, Inc.(a)	153	76,333
Minerals Technologies, Inc.	460	32,803
Mosaic Co. (The)(a)	2,571	91,862
NewMarket Corp.(a)	327	178,486

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Newmont Corp.(a)	1,816	$ 75,164
Nucor Corp.(a)	660	114,866
Packaging Corp. of America(a)	480	78,197
Pactiv Evergreen, Inc.	78	1,069
PPG Industries, Inc.(a)	258	38,584
Quaker Chemical Corp.	467	99,667
Royal Gold, Inc.	143	17,297
RPM International, Inc.(a)	934	104,262
Scotts Miracle-Gro Co. (The)(a)	2,411	153,701
Sealed Air Corp.	460	16,799
Sherwin-Williams Co. (The)(a)	276	86,084
SilverCrest Metals, Inc. (Canada)*	510	3,341
Southern Copper Corp.(a)	2,142	184,362
Vulcan Materials Co.(a)	287	65,152
Warrior Met Coal, Inc.(a)	758	46,215
Westlake Corp.(a)	90	12,596
		4,438,343
Media & Entertainment — 4.2%
Alphabet, Inc., Class A(a)*	2,734	381,912
AMC Networks, Inc., Class A*	401	7,535
Bumble, Inc., Class A(a)*	6,285	92,641
Cable One, Inc.	79	43,971
Charter Communications, Inc., Class A(a)*	35	13,604
Cinemark Holdings, Inc.(a)*	16,392	230,963
Clear Channel Outdoor Holdings, Inc.*	639	1,163
Comcast Corp., Class A(a)	3,610	158,298
Electronic Arts, Inc.(a)	663	90,705
Fox Corp., Class A(a)	3,164	93,876
Getty Images Holdings, Inc.*	4	21
Interpublic Group of Cos., Inc. (The)(a)	3,627	118,385
John Wiley & Sons, Inc., Class A	701	22,250
Match Group, Inc.(a)*	2,903	105,959
Meta Platforms, Inc., Class A(a)*	1,079	381,923
Netflix, Inc.(a)*	354	172,356
New York Times Co. (The), Class A	416	20,380
News Corp., Class A(a)	751	18,437
Omnicom Group, Inc.(a)	524	45,331
Pinterest, Inc., Class A*	690	25,558
Roku, Inc.(a)*	1,376	126,124
Shutterstock, Inc.(a)	1,153	55,667
Vimeo, Inc.*	5,697	22,332
Walt Disney Co. (The)(a)	5,084	459,034
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Yelp, Inc.*	1,842	$ 87,200
ZipRecruiter, Inc., Class A*	1,424	19,794
		2,795,419
Pharmaceuticals, Biotechnology & Life Sciences — 4.5%
Agilent Technologies, Inc.(a)	992	137,918
Alnylam Pharmaceuticals, Inc.*	534	102,213
Amgen, Inc.	71	20,449
Amphastar Pharmaceuticals, Inc.*	729	45,089
ANI Pharmaceuticals, Inc.*	470	25,916
Ardelyx, Inc.*	3,327	20,627
Azenta, Inc.*	866	56,411
Bio-Rad Laboratories, Inc., Class A(a)*	522	168,549
Bridgebio Pharma, Inc.*	716	28,905
Bristol-Myers Squibb Co.(a)	4,225	216,785
Cabaletta Bio, Inc.*	134	3,042
CareDx, Inc.*	221	2,652
Catalyst Pharmaceuticals, Inc.(a)*	1,376	23,130
Celldex Therapeutics, Inc.*	168	6,663
Charles River Laboratories International, Inc.*	15	3,546
Collegium Pharmaceutical, Inc.*	1,977	60,852
Cymabay Therapeutics, Inc.*	1,755	41,453
Editas Medicine, Inc.*	1,532	15,519
Eli Lilly & Co.	37	21,568
EyePoint Pharmaceuticals, Inc.*	708	16,362
Gilead Sciences, Inc.	52	4,212
Halozyme Therapeutics, Inc.(a)*	4,395	162,439
Harmony Biosciences Holdings, Inc.(a)*	5,579	180,202
ImmunoGen, Inc.*	1,355	40,176
Incyte Corp.(a)*	4,819	302,585
Innoviva, Inc.*	900	14,436
IQVIA Holdings, Inc.*	112	25,914
Johnson & Johnson(a)	2,516	394,358
Ligand Pharmaceuticals, Inc.*	258	18,426
Merck & Co., Inc.(a)	2,518	274,512
Mettler-Toledo International, Inc.(a)*	127	154,046
Neurocrine Biosciences, Inc.(a)*	230	30,305
Pacira BioSciences, Inc.*	510	17,207
Quanterix Corp.*	383	10,471
RAPT Therapeutics, Inc.*	9	224
Regeneron Pharmaceuticals, Inc.*	40	35,132
Revvity, Inc.(a)	103	11,259
Rhythm Pharmaceuticals, Inc.*	1,174	53,969
Roivant Sciences Ltd. (Bermuda)*	78	876

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Twist Bioscience Corp.*	2,638	$ 97,237
United Therapeutics Corp.*	240	52,774
Viatris, Inc.(a)	5,381	58,276
West Pharmaceutical Services, Inc.	122	42,959
		2,999,644
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc.(a)*	1,086	160,087
Allegro MicroSystems, Inc.(a)*	470	14,227
Applied Materials, Inc.(a)	1,341	217,336
Axcelis Technologies, Inc.(a)*	184	23,863
Broadcom, Inc.(a)	237	264,551
Diodes, Inc.(a)*	777	62,564
Intel Corp.	415	20,854
KLA Corp.	33	19,183
Lam Research Corp.(a)	101	79,109
Microchip Technology, Inc.(a)	1,705	153,757
Micron Technology, Inc.(a)	3,517	300,141
Monolithic Power Systems, Inc.	100	63,078
NVIDIA Corp.(a)	818	405,090
NXP Semiconductors NV (Netherlands)	685	157,331
Photronics, Inc.*	3,385	106,187
QUALCOMM, Inc.(a)	1,840	266,119
Rambus, Inc.(a)*	1,249	85,244
Skyworks Solutions, Inc.(a)	2,047	230,124
		2,628,845
Software & Services — 9.1%
Accenture PLC, Class A (Ireland)	473	165,980
Adobe, Inc.(a)*	242	144,377
Amdocs Ltd. (Guernsey)	1,241	109,072
ANSYS, Inc.*	1	363
AppLovin Corp., Class A(a)*	2,863	114,091
Blackbaud, Inc.*	172	14,912
BlackBerry Ltd. (Canada)*	3,556	12,588
Cadence Design Systems, Inc.*	292	79,532
Crowdstrike Holdings, Inc., Class A*	156	39,830
DocuSign, Inc.*	2,267	134,773
Dolby Laboratories, Inc., Class A	404	34,817
DXC Technology Co.*	812	18,570
Elastic NV (Netherlands)*	1,895	213,567
Fortinet, Inc.(a)*	203	11,882
Freshworks, Inc., Class A*	485	11,393
Gartner, Inc.*	58	26,164
Gen Digital, Inc.(a)	7,115	162,364
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Gitlab, Inc., Class A*	1,437	$ 90,474
Guidewire Software, Inc.(a)*	1,552	169,230
Informatica, Inc., Class A*	99	2,811
InterDigital, Inc.(a)	2,069	224,569
International Business Machines Corp.(a)	899	147,031
JFrog Ltd. (Israel)*	727	25,161
Kyndryl Holdings, Inc.*	2,680	55,690
LiveRamp Holdings, Inc.*	502	19,016
Manhattan Associates, Inc.*	163	35,097
Microsoft Corp.(a)	926	348,213
MongoDB, Inc.(a)*	52	21,260
NCR Voyix Corp.(a)*	12,841	217,141
Nutanix, Inc., Class A(a)*	4,466	212,984
Okta, Inc.(a)*	163	14,756
Oracle Corp.(a)	2,762	291,198
Palantir Technologies, Inc., Class A(a)*	23,749	407,770
Palo Alto Networks, Inc.(a)*	1,011	298,124
Q2 Holdings, Inc.*	876	38,027
Qualys, Inc.(a)*	577	113,254
Rapid7, Inc.*	250	14,275
Salesforce, Inc.(a)*	965	253,930
Samsara, Inc., Class A(a)*	6,003	200,380
ServiceNow, Inc.(a)*	459	324,279
Shopify, Inc., Class A (Canada)*	806	62,787
Smartsheet, Inc., Class A*	909	43,468
Splunk, Inc.(a)*	1,783	271,640
Sprinklr, Inc., Class A*	1,357	16,338
Squarespace, Inc., Class A*	2,063	68,100
Synopsys, Inc.*	234	120,489
Teradata Corp.*	13	566
UiPath, Inc., Class A(a)*	10,568	262,509
Varonis Systems, Inc.*	771	34,911
VeriSign, Inc.(a)*	429	88,357
Weave Communications, Inc.*	119	1,365
Workday, Inc., Class A*	546	150,729
Yext, Inc.*	6,059	35,688
Zoom Video Communications, Inc., Class A(a)*	1,137	81,762
Zuora, Inc., Class A*	796	7,482
		6,065,136
Technology Hardware & Equipment — 7.3%
Apple, Inc.(a)	2,674	514,825
Arrow Electronics, Inc.*	601	73,472
Badger Meter, Inc.	238	36,740

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Bel Fuse, Inc., Class B	463	$ 30,915
CDW Corp.(a)	293	66,605
Cisco Systems, Inc.(a)	4,292	216,832
Corning, Inc.	2,018	61,448
Crane NXT Co.(a)	1,321	75,125
Extreme Networks, Inc.(a)*	13,392	236,235
F5, Inc.(a)*	670	119,917
Fabrinet (Cayman Islands)*	952	181,194
Hewlett Packard Enterprise Co.(a)	18,783	318,935
HP, Inc.(a)	6,950	209,125
Insight Enterprises, Inc.(a)*	777	137,677
IonQ, Inc.(a)*	2	25
Jabil, Inc.(a)	3,343	425,898
Juniper Networks, Inc.(a)	5,872	173,107
Knowles Corp.*	1,006	18,017
Mirion Technologies, Inc.*	1,074	11,009
Motorola Solutions, Inc.(a)	713	223,233
Napco Security Technologies, Inc.	1,632	55,896
NetApp, Inc.(a)	1,555	137,089
NetScout Systems, Inc.(a)*	3,213	70,525
nLight, Inc.*	80	1,080
OSI Systems, Inc.*	160	20,648
Rogers Corp.*	4	528
Seagate Technology Holdings PLC (Ireland)	1,686	143,934
SmartRent, Inc.*	844	2,692
Super Micro Computer, Inc.(a)*	3,496	993,773
TE Connectivity Ltd. (Switzerland)	355	49,877
Vishay Intertechnology, Inc.(a)	2,182	52,303
Vontier Corp.	1,709	59,046
Western Digital Corp.*	1,392	72,899
Xerox Holdings Corp.	863	15,819
		4,806,443
Telecommunication Services — 1.0%
AT&T, Inc.(a)	13,329	223,661
EchoStar Corp., Class A*	1,280	21,209
Iridium Communications, Inc.	701	28,853
TELUS Corp. (Canada)	823	14,641
T-Mobile US, Inc.(a)	1,263	202,497
United States Cellular Corp.*	554	23,013
Verizon Communications, Inc.(a)	3,924	147,935
		661,809
Transportation — 2.1%
ArcBest Corp.(a)	298	35,823
CH Robinson Worldwide, Inc.(a)	705	60,905
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
CSX Corp.(a)	2,860	$ 99,156
Delta Air Lines, Inc.(a)	4,192	168,644
Expeditors International of Washington, Inc.(a)	437	55,587
FedEx Corp.(a)	1,590	402,222
GXO Logistics, Inc.*	782	47,827
Hub Group, Inc., Class A*	259	23,813
Kirby Corp.*	250	19,620
Landstar System, Inc.(a)	272	52,673
Norfolk Southern Corp.	177	41,839
Old Dominion Freight Line, Inc.(a)	120	48,640
Ryder System, Inc.(a)	99	11,391
SkyWest, Inc.(a)*	3,046	159,001
Uber Technologies, Inc.*	1,048	64,525
Union Pacific Corp.	78	19,158
United Parcel Service, Inc., Class B	100	15,723
XPO, Inc.(a)*	485	42,481
		1,369,028
Utilities — 3.1%
ALLETE, Inc.(a)	2,681	163,970
American Water Works Co., Inc.	390	51,476
Atmos Energy Corp.	167	19,355
Black Hills Corp.(a)	3,801	205,064
Constellation Energy Corp.	765	89,421
Dominion Energy, Inc.	2,753	129,391
DTE Energy Co.	33	3,639
Duke Energy Corp.(a)	468	45,415
Entergy Corp.(a)	1,448	146,523
Fortis, Inc. (Canada)	2,361	97,108
NextEra Energy, Inc.	850	51,629
NRG Energy, Inc.(a)	10,309	532,975
ONE Gas, Inc.	741	47,216
Otter Tail Corp.	565	48,008
PPL Corp.	2,387	64,688
Public Service Enterprise Group, Inc.	1,396	85,365
Spire, Inc.	733	45,695
TransAlta Corp. (Canada)	409	3,399

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Vistra Corp.(a)	6,205	$ 239,017
WEC Energy Group, Inc.	80	6,734
		2,076,088
TOTAL COMMON STOCKS (Cost $53,927,065)		62,416,469
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.0%		3,998,846
NET ASSETS - 100.0%		$66,415,315

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
The portfolio matures between August 29, 2025 and July 11, 2028, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents (69.0)% of net assets as of December 31, 2023:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	777	$27,097	$28,252	$3,688
American Axle & Manufacturing Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	854	6,593	7,524	1,550
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	07/11/28	96	7,429	8,613	1,881
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,000	34,339	35,850	4,842
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/11/28	1,332	16,127	16,237	1,624
Fox Factory Holding Corp.	USFF +0.250%	Weekly	MS	07/11/28	75	6,769	5,061	(1,239)
General Motors Co.	USFF +0.250%	Weekly	MS	07/11/28	1,290	37,444	46,337	12,526
Gentex Corp.	USFF +0.250%	Weekly	MS	07/11/28	219	6,340	7,153	1,434
Goodyear Tire & Rubber Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	341	4,856	4,883	483
Modine Manufacturing Co.	USFF +0.250%	Weekly	MS	07/08/27	256	9,691	15,283	7,069
Patrick Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	38	2,937	3,813	1,218
Standard Motor Products, Inc.	USFF +0.250%	Weekly	MS	07/11/28	31	1,221	1,234	128
Thor Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	169	15,133	19,984	6,812
Visteon Corp.	USFF +0.250%	Weekly	MS	01/07/27	320	41,999	39,968	1,914
					6,798	217,975	240,192	43,930
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/10/28	272	24,715	29,735	7,833
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	07/08/27	378	24,467	31,162	9,339
AAR Corp.	USFF +0.250%	Weekly	MS	07/11/28	11	695	686	57
Acuity Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	109	17,287	22,326	6,689
AECOM	USFF +0.250%	Weekly	MS	07/11/28	72	5,525	6,655	1,650
AGCO Corp.	USFF +0.250%	Weekly	MS	07/11/28	180	20,858	21,854	2,986
Alamo Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	25	4,405	5,255	1,274
Allison Transmission Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	150	8,295	8,722	1,287
American Woodmark Corp.	USFF +0.250%	Weekly	MS	01/10/28	120	8,961	11,142	3,023
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	80	10,913	13,191	3,403
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	145	20,620	25,040	6,454
Array Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	939	16,962	15,775	301
Axon Enterprise, Inc.	USFF +0.250%	Weekly	MS	07/11/28	125	24,315	32,291	11,065
AZEK Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,904	62,717	72,828	16,002
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/11/28	193	3,869	5,203	1,710
Boise Cascade Co.	USFF +0.250%	Weekly	MS	07/06/26	472	45,682	61,058	22,597

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	07/11/28	68	$11,221	$11,352	$1,185
BWX Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	14	1,072	1,074	102
Cadre Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9	292	296	31
Carrier Global Corp.	USFF +0.250%	Weekly	MS	01/07/27	403	19,367	23,152	5,891
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	168	37,181	49,673	16,424
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	01/10/28	372	54,444	76,509	27,411
Core & Main, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	1,390	49,597	56,170	11,231
Crane Co.	USFF +0.250%	Weekly	MS	07/08/27	583	48,115	68,876	25,522
CSW Industrials, Inc.	USFF +0.250%	Weekly	MS	01/10/28	22	3,430	4,563	1,463
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/11/28	28	6,706	6,708	632
Curtiss-Wright Corp.	USFF +0.250%	Weekly	MS	01/10/28	170	31,851	37,874	9,091
Deere & Co.	USFF +0.250%	Weekly	MS	07/08/27	55	19,945	21,993	4,284
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	601	36,290	39,275	6,740
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	433	90,035	93,281	11,727
Emerson Electric Co.	USFF +0.250%	Weekly	MS	01/10/28	554	49,631	53,921	9,460
Encore Wire Corp.	USFF +0.250%	Weekly	MS	01/07/27	41	4,439	8,758	5,123
Enerpac Tool Group Corp.	USFF +0.250%	Weekly	MS	07/08/27	567	14,698	17,628	4,371
EnerSys	USFF +0.250%	Weekly	MS	07/11/28	483	47,179	48,764	6,126
Enpro, Inc.	USFF +0.250%	Weekly	MS	07/08/27	99	10,140	15,517	6,423
Fastenal Co.	USFF +0.250%	Weekly	MS	07/11/28	174	10,502	11,270	1,902
Flowserve Corp.	USFF +0.250%	Weekly	MS	07/11/28	229	8,766	9,439	1,543
Fluence Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	493	12,170	11,758	731
Fortune Brands Innovations, Inc.	USFF +0.250%	Weekly	MS	07/08/27	590	33,056	44,923	15,441
Franklin Electric Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	34	2,919	3,286	645
Gates Industrial Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/10/28	1,252	15,518	16,802	2,741
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	80	18,194	20,774	4,386
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	252	22,190	32,163	12,137
Gibraltar Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	264	17,551	20,851	4,948
Global Industrial Co.	USFF +0.250%	Weekly	MS	07/11/28	7	258	272	39
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	728	24,724	44,372	23,087
Hillman Solutions Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,346	10,880	12,397	2,553
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	235	8,111	12,718	5,417
Hubbell, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6	1,391	1,974	734
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	165	38,381	42,841	8,319
IES Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5	401	396	32

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	07/08/27	81	$18,097	$21,217	$5,241
ITT, Inc.	USFF +0.250%	Weekly	MS	07/11/28	151	14,661	18,017	4,849
Kaman Corp.	USFF +0.250%	Weekly	MS	07/11/28	28	610	671	123
Kennametal, Inc.	USFF +0.250%	Weekly	MS	07/11/28	517	13,257	13,333	1,421
Lincoln Electric Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	29	5,057	6,306	1,785
Lindsay Corp.	USFF +0.250%	Weekly	MS	07/11/28	40	4,936	5,166	701
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	07/06/26	119	49,905	53,936	10,253
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	493	24,772	33,021	10,931
Masonite International Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	19	1,615	1,609	145
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,831	34,844	36,254	4,933
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	07/11/28	82	9,938	12,068	3,156
MSC Industrial Direct Co., Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	656	63,349	66,427	9,535
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	07/06/26	868	26,198	40,926	18,461
nVent Electric PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	5	192	295	121
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/08/27	77	6,284	6,889	1,299
PACCAR, Inc.	USFF +0.250%	Weekly	MS	07/08/27	192	13,610	18,749	7,516
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	07/11/28	305	126,835	140,513	25,987
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	313	19,813	22,758	4,858
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	141	10,945	12,464	2,588
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	92	15,650	19,854	5,684
REV Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	23	423	418	35
RTX Corp.	USFF +0.250%	Weekly	MS	07/11/28	880	70,390	74,043	10,558
Shoals Technologies Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	809	12,226	12,572	1,287
Simpson Manufacturing Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	49	6,912	9,701	3,791
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	103	25,413	29,751	7,140
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	179	14,001	18,081	5,416
Standex International Corp.	USFF +0.250%	Weekly	MS	01/10/28	31	4,367	4,910	968
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	07/11/28	200	15,553	19,620	5,689
Stantec, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	10	777	802	99
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	423	22,483	37,194	17,103
Tennant Co.	USFF +0.250%	Weekly	MS	07/11/28	89	7,449	8,249	1,521

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Terex Corp.	USFF +0.250%	Weekly	MS	01/10/28	844	$39,512	$48,496	$13,179
Textainer Group Holdings Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	52	2,561	2,558	237
Textron, Inc.	USFF +0.250%	Weekly	MS	01/07/27	365	22,125	29,353	9,350
TransDigm Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	11	10,673	11,128	1,457
UFP Industries, Inc.	USFF +0.250%	Weekly	MS	07/08/27	241	19,531	30,258	12,763
Wabash National Corp.	USFF +0.250%	Weekly	MS	07/08/27	741	15,546	18,984	5,082
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	148	24,085	30,834	9,170
WESCO International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	108	17,864	18,779	2,614
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	07/11/28	98	10,287	12,436	3,132
Woodward, Inc.	USFF +0.250%	Weekly	MS	07/11/28	283	38,041	38,525	4,057
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	32	19,327	26,518	9,296
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,245	36,943	36,615	3,142
					30,098	1,957,988	2,334,841	580,235
Commercial & Professional Services
ACV Auctions, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,442	20,558	21,846	3,219
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	01/05/26	113	24,214	26,326	5,044
Brady Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	276	14,450	16,198	3,179
Brink's Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	38	2,928	3,342	693
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	31	5,180	6,378	1,744
CECO Environmental Corp.	USFF +0.250%	Weekly	MS	07/11/28	95	1,877	1,927	226
Concentrix Corp.	USFF +0.250%	Weekly	MS	01/10/28	79	6,647	7,759	1,768
Copart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	601	27,577	29,449	4,463
Huron Consulting Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	18	1,801	1,850	218
ICF International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	16	2,136	2,145	210
Insperity, Inc.	USFF +0.250%	Weekly	MS	01/10/28	65	7,025	7,619	1,369
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	291	37,044	37,772	4,211
Kelly Services, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	27	567	584	70
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	467	49,979	50,548	5,379
ManpowerGroup, Inc.	USFF +0.250%	Weekly	MS	07/11/28	145	10,643	11,523	1,984
MillerKnoll, Inc.	USFF +0.250%	Weekly	MS	07/11/28	279	6,777	7,444	1,352
MSA Safety, Inc.	USFF +0.250%	Weekly	MS	07/11/28	49	8,111	8,273	944
OPENLANE, Inc.	USFF +0.250%	Weekly	MS	07/11/28	395	5,821	5,850	576

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Parsons Corp.	USFF +0.250%	Weekly	MS	07/11/28	377	$23,631	$23,642	$2,230
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	262	35,552	43,206	11,471
Robert Half, Inc.	USFF +0.250%	Weekly	MS	07/11/28	128	9,641	11,254	2,570
Rollins, Inc.	USFF +0.250%	Weekly	MS	01/10/28	526	17,915	22,970	6,916
Science Applications International Corp.	USFF +0.250%	Weekly	MS	07/11/28	205	22,959	25,486	4,734
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	510	5,992	6,895	1,472
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	07/11/28	415	68,226	69,276	7,482
TriNet Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3	315	357	71
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	307	21,294	25,254	5,988
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	205	42,961	48,966	10,246
Waste Connections, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	64	8,228	9,553	2,251
					7,429	490,049	533,692	92,080
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	01/10/28	381	17,653	33,612	17,617
Academy Sports & Outdoors, Inc.	USFF +0.250%	Weekly	MS	07/11/28	59	2,572	3,894	1,614
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	903	110,518	137,202	37,064
Arhaus, Inc.	USFF +0.250%	Weekly	MS	01/10/28	443	3,370	5,250	2,196
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9	23,292	23,270	2,166
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	21	1,562	1,644	245
Carvana Co.	USFF +0.250%	Weekly	MS	07/11/28	3,070	105,861	162,526	66,608
Dick's Sporting Goods, Inc.	USFF +0.250%	Weekly	MS	07/11/28	28	3,381	4,115	1,108
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/11/28	68	8,993	9,245	1,096
eBay, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,291	52,852	56,313	8,709
Etsy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	42	3,452	3,404	277
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	2,723	25,914	56,938	34,111
Genuine Parts Co.	USFF +0.250%	Weekly	MS	07/11/28	98	13,325	13,573	1,567
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/07/27	120	36,911	41,586	8,469
LKQ Corp.	USFF +0.250%	Weekly	MS	07/11/28	4	191	191	18
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	07/11/28	2	445	445	59
Monro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	228	6,322	6,690	1,019
ODP Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	660	26,027	37,158	13,618
Pool Corp.	USFF +0.250%	Weekly	MS	07/11/28	50	15,703	19,935	6,116
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	190	18,023	20,379	4,058
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	811	99,645	115,503	26,135
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	9	836	844	86
Tractor Supply Co.	USFF +0.250%	Weekly	MS	07/11/28	180	34,918	38,705	7,241
Urban Outfitters, Inc.	USFF +0.250%	Weekly	MS	07/08/27	669	15,973	23,877	9,752
Valvoline, Inc.	USFF +0.250%	Weekly	MS	07/11/28	338	10,708	12,702	3,376

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	07/11/28	35	$7,099	$7,062	$638
Winmark Corp.	USFF +0.250%	Weekly	MS	07/11/28	9	3,805	3,758	310
					12,441	649,351	839,821	255,273
Consumer Durables & Apparel
Carter's, Inc.	USFF +0.250%	Weekly	MS	07/11/28	789	53,612	59,088	11,133
Cavco Industries, Inc.	USFF +0.250%	Weekly	MS	01/07/27	23	4,768	7,972	3,652
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	8	55	53	3
DR Horton, Inc.	USFF +0.250%	Weekly	MS	01/07/27	134	12,913	20,365	8,855
Figs, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	682	4,909	4,740	291
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	348	35,553	44,732	13,083
G-III Apparel Group Ltd.	USFF +0.250%	Weekly	MS	07/11/28	613	16,894	20,830	5,522
Hanesbrands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,819	35,417	39,333	7,194
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	243	11,211	12,408	2,324
Helen of Troy Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	261	31,263	31,531	3,064
Hovnanian Enterprises, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	14	2,078	2,179	296
Installed Building Products, Inc.	USFF +0.250%	Weekly	MS	07/11/28	20	2,251	3,656	1,761
Kontoor Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	51	2,580	3,183	904
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	01/10/28	469	13,260	12,274	629
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	07/11/28	14	7,121	7,158	706
Mattel, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,629	30,881	30,756	2,775
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	234	19,166	24,219	6,853
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	144	16,022	15,634	1,134
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	416	25,746	42,940	19,840
PVH Corp.	USFF +0.250%	Weekly	MS	07/11/28	293	26,346	35,781	12,000
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	242	27,062	34,896	10,759
Skyline Champion Corp.	USFF +0.250%	Weekly	MS	07/08/27	2	103	149	55
Steven Madden Ltd.	USFF +0.250%	Weekly	MS	08/29/25	182	5,711	7,644	2,884
Tapestry, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,203	34,968	44,282	14,491
TopBuild Corp.	USFF +0.250%	Weekly	MS	07/11/28	39	8,914	14,596	7,223
Vista Outdoor, Inc.	USFF +0.250%	Weekly	MS	01/07/27	551	14,909	16,293	2,791
Worthington Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/11/28	213	10,028	12,258	3,243
YETI Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	920	39,191	47,638	12,346
					18,556	492,932	596,588	155,811
Consumer Services
Accel Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/11/28	101	1,020	1,037	113

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
ADT, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,840	$18,104	$19,369	$3,132
Adtalem Global Education, Inc.	USFF +0.250%	Weekly	MS	01/07/27	141	5,321	8,312	3,491
Aramark	USFF +0.250%	Weekly	MS	07/11/28	2,404	61,889	67,552	11,705
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4	11,074	14,189	4,155
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	91	7,607	8,576	1,684
Brinker International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	392	12,596	16,927	5,990
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/08/27	729	31,504	34,176	5,631
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	07/11/28	38	6,221	6,243	607
DraftKings, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	134	3,855	4,724	1,230
Duolingo, Inc.	USFF +0.250%	Weekly	MS	07/11/28	48	9,273	10,889	2,487
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,035	33,706	36,453	5,913
Golden Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/11/28	13	521	519	47
Grand Canyon Education, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4	525	528	52
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	07/11/28	756	35,542	37,203	5,142
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	80	13,414	18,041	6,007
McDonald's Corp.	USFF +0.250%	Weekly	MS	07/11/28	72	18,084	21,349	5,082
MGM Resorts International	USFF +0.250%	Weekly	MS	01/07/27	852	33,244	38,067	7,948
Perdoceo Education Corp.	USFF +0.250%	Weekly	MS	07/11/28	2	35	35	3
Rover Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	71	775	772	71
Royal Caribbean Cruises Ltd. (Liberia)	USFF +0.250%	Weekly	MS	01/10/28	796	61,515	103,074	47,337
Sabre Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,244	5,184	5,474	708
Six Flags Entertainment Corp.	USFF +0.250%	Weekly	MS	07/11/28	554	11,449	13,894	3,521
Starbucks Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,011	97,952	97,066	8,317
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1	93	92	8
Target Hospitality Corp.	USFF +0.250%	Weekly	MS	07/11/28	208	2,246	2,024	(16)
Wendy's Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	76	1,483	1,480	137
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	07/11/28	256	23,098	23,324	2,415
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	201	24,347	26,263	4,460
					14,154	531,677	617,652	137,377

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	56	$1,277	$1,288	$131
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	07/11/28	44	28,295	29,044	3,999
Grocery Outlet Holding Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,392	40,938	37,528	435
Ingles Markets, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	4	339	345	38
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	1,056	47,604	48,270	5,420
PriceSmart, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4	246	303	116
Sysco Corp.	USFF +0.250%	Weekly	MS	01/10/28	428	29,858	31,300	4,289
US Foods Holding Corp.	USFF +0.250%	Weekly	MS	07/08/27	607	20,388	27,564	9,090
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	07/11/28	557	11,776	14,543	4,092
Walmart, Inc.	USFF +0.250%	Weekly	MS	07/11/28	233	36,304	36,732	4,139
					4,381	217,025	226,917	31,749
Energy
Antero Midstream Corp.	USFF +0.250%	Weekly	MS	07/11/28	681	8,594	8,533	746
APA Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,396	88,696	85,968	4,923
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	2,232	71,834	76,290	11,843
California Resources Corp.	USFF +0.250%	Weekly	MS	07/11/28	528	26,991	28,871	4,514
Cameco Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	1,028	45,686	44,307	2,922
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	518	32,607	33,939	4,596
Cenovus Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	2,024	34,809	33,700	2,141
ChampionX Corp.	USFF +0.250%	Weekly	MS	01/10/28	209	5,386	6,105	1,260
Chesapeake Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,587	123,664	122,104	11,010
Chord Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	62	9,894	10,306	1,342
ConocoPhillips	USFF +0.250%	Weekly	MS	01/10/28	247	25,932	28,669	5,509
CONSOL Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	400	21,907	40,212	20,133
CVR Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	759	24,177	22,998	1,691
Devon Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,326	58,998	60,068	7,729
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	07/08/27	3,603	31,070	35,345	10,931
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	1,056	31,220	46,327	19,504
Enerplus Corp. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	967	13,768	14,834	2,416
EQT Corp.	USFF +0.250%	Weekly	MS	01/10/28	510	15,822	19,717	5,642
Equitrans Midstream Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,062	10,199	20,991	12,369

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	01/05/26	483	$48,873	$48,290	$7,006
FLEX LNG Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/07/27	276	7,906	8,021	1,989
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	96	7,771	12,787	5,746
Helix Energy Solutions Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,201	12,769	12,346	761
Helmerich & Payne, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,014	115,329	109,167	4,724
Imperial Oil Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/05/26	160	8,718	9,150	1,313
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,602	27,072	28,259	5,097
Liberty Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	450	5,782	8,163	2,990
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/06/26	219	29,238	32,491	6,548
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	01/10/28	852	33,496	36,346	6,132
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	53	5,304	4,326	(480)
Nordic American Tankers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/08/27	5,753	21,252	24,163	6,382
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	07/11/28	506	28,840	30,213	4,082
Par Pacific Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	115	2,427	4,183	1,983
Pembina Pipeline Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	1,148	37,637	39,514	5,790
Phillips 66	USFF +0.250%	Weekly	MS	07/06/26	84	7,826	11,184	4,276
Pioneer Natural Resources Co.	USFF +0.250%	Weekly	MS	01/10/28	178	39,949	40,029	4,508
Precision Drilling Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	57	3,208	3,095	187
Suncor Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	120	3,768	3,845	506
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	3,361	68,867	67,691	5,429
US Silica Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,643	21,288	18,582	(708)
Weatherford International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	2	134	196	74
Williams Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	2,614	92,247	91,046	8,435
					46,182	1,310,955	1,382,371	213,991
Financial Services
AvidXchange Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,452	16,810	17,990	2,759
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/29/25	181	51,335	64,555	18,042

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
BlackRock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	33	$23,433	$26,789	$6,215
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	07/08/27	228	31,606	40,712	12,407
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	349	72,153	73,499	9,858
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	408	48,473	54,199	10,279
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,247	27,904	37,148	13,585
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/08/27	20	1,956	2,569	830
International Money Express, Inc.	USFF +0.250%	Weekly	MS	07/11/28	87	1,855	1,922	241
MarketAxess Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	38	10,382	11,128	1,801
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	28	10,591	11,942	2,355
Moody's Corp.	USFF +0.250%	Weekly	MS	07/11/28	10	3,750	3,906	525
Morningstar, Inc.	USFF +0.250%	Weekly	MS	07/11/28	57	16,046	16,316	1,777
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	08/29/25	509	26,267	29,593	6,632
NCR Atleos Corp.	USFF +0.250%	Weekly	MS	07/08/27	808	15,598	19,626	5,549
Paymentus Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	10	177	179	18
Payoneer Global, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,522	8,077	7,930	611
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	922	48,123	56,620	13,017
Shift4 Payments, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	335	21,006	24,904	5,999
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	252	25,316	27,138	6,088
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	123	29,387	32,023	5,444
Western Union Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,509	17,900	17,987	1,952
					10,128	508,145	578,675	125,984
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	01/05/26	964	40,698	38,888	5,254
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	01/05/26	468	33,401	33,799	4,005
B&G Foods, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,308	12,599	13,734	2,558
Bunge Global SA (Switzerland)	USFF +0.250%	Weekly	MS	07/11/28	395	40,813	39,875	3,021
Cal-Maine Foods, Inc.	USFF +0.250%	Weekly	MS	01/10/28	300	13,855	17,217	5,236
Campbell Soup Co.	USFF +0.250%	Weekly	MS	07/11/28	6	257	259	26
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	938	29,998	51,140	24,050
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	08/29/25	643	35,368	37,892	7,336
Coca-Cola Consolidated, Inc.	USFF +0.250%	Weekly	MS	08/29/25	18	10,583	16,711	7,450
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	126	30,978	30,460	2,304
General Mills, Inc.	USFF +0.250%	Weekly	MS	01/05/26	543	34,965	35,371	4,068
Hershey Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	166	30,778	30,949	3,264
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	01/10/28	802	29,307	25,752	(639)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Ingredion, Inc.	USFF +0.250%	Weekly	MS	01/10/28	259	$26,762	$28,109	$4,165
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	761	103,433	96,175	3,421
John B Sanfilippo & Son, Inc.	USFF +0.250%	Weekly	MS	01/10/28	57	6,114	5,873	422
Kellanova	USFF +0.250%	Weekly	MS	01/05/26	618	33,918	34,552	4,721
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,281	41,380	42,683	5,664
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	1,434	49,100	53,029	9,192
Lancaster Colony Corp.	USFF +0.250%	Weekly	MS	01/10/28	85	15,829	14,143	(4)
McCormick & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	265	16,694	18,131	3,145
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	08/29/25	394	22,004	24,117	4,570
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	425	27,769	30,783	5,908
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/06/26	130	21,318	22,079	3,526
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	141	12,986	13,265	1,682
Primo Water Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	37	560	557	49
Simply Good Foods Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	57	2,250	2,257	218
Sovos Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,299	28,402	28,617	2,883
Tootsie Roll Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	12	403	399	38
TreeHouse Foods, Inc.	USFF +0.250%	Weekly	MS	01/05/26	334	12,853	13,844	2,198
Vita Coco Co., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	484	13,479	12,415	202
					14,750	778,854	813,075	119,933
Health Care Equipment & Services
Addus HomeCare Corp.	USFF +0.250%	Weekly	MS	07/08/27	93	8,344	8,635	1,074
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/11/28	129	2,770	2,893	384
Axonics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	69	3,740	4,294	905
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,872	97,464	111,032	23,622
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	07/11/28	84	19,619	20,482	3,053
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/11/28	152	15,865	15,322	1,022
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	75	13,013	15,403	3,676
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	545	36,072	40,444	7,760
Certara, Inc.	USFF +0.250%	Weekly	MS	07/11/28	477	7,125	8,390	1,937
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/11/28	55	14,132	16,470	3,670
CONMED Corp.	USFF +0.250%	Weekly	MS	07/11/28	529	56,552	57,931	6,831

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Cross Country Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	711	$18,100	$16,097	$(352)
CVRx, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1	32	31	4
CVS Health Corp.	USFF +0.250%	Weekly	MS	01/10/28	241	16,630	19,029	4,152
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/08/27	825	68,625	86,427	24,248
Definitive Healthcare Corp.	USFF +0.250%	Weekly	MS	07/11/28	297	2,547	2,952	644
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	07/11/28	48	21,404	22,635	3,324
Enovis Corp.	USFF +0.250%	Weekly	MS	07/08/27	179	8,341	10,028	2,519
Fulgent Genetics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	255	14,665	7,372	(5,915)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	959	63,670	74,150	16,493
Haemonetics Corp.	USFF +0.250%	Weekly	MS	01/10/28	425	35,757	36,342	3,944
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/11/28	50	12,708	13,534	2,055
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	07/11/28	212	14,969	14,056	492
Hologic, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,243	161,350	160,262	14,068
Humana, Inc.	USFF +0.250%	Weekly	MS	01/10/28	34	15,785	15,566	1,335
Laboratory Corp. of America Holdings	USFF +0.250%	Weekly	MS	07/11/28	117	24,526	26,593	4,450
Lantheus Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,006	53,484	62,372	13,912
McKesson Corp.	USFF +0.250%	Weekly	MS	08/29/25	31	13,873	14,352	1,807
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/10/28	67	23,258	24,208	3,134
Owens & Minor, Inc.	USFF +0.250%	Weekly	MS	07/11/28	433	8,371	8,344	759
Phreesia, Inc.	USFF +0.250%	Weekly	MS	07/11/28	234	5,147	5,417	754
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,263	29,801	29,087	2,074
Progyny, Inc.	USFF +0.250%	Weekly	MS	07/11/28	530	17,335	19,705	4,056
Pulse Biosciences, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8	100	98	7
Teleflex, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2	498	499	47
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	07/11/28	547	29,442	41,337	14,806
UFP Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	64	8,543	11,011	3,314
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	54	28,996	28,429	2,258
Varex Imaging Corp.	USFF +0.250%	Weekly	MS	07/11/28	68	1,346	1,394	174
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	67	8,029	8,154	890
					16,051	982,028	1,060,777	173,387
Household & Personal Products
BellRing Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	857	47,425	47,504	4,533
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	278	21,307	22,159	2,861
elf Beauty, Inc.	USFF +0.250%	Weekly	MS	07/08/27	269	14,412	38,827	29,344

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products — (continued)
Energizer Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	158	$4,916	$5,005	$556
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,411	27,381	30,379	5,749
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	490	60,564	59,540	6,261
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	531	74,431	77,813	11,153
Reynolds Consumer Products, Inc.	USFF +0.250%	Weekly	MS	07/11/28	70	1,872	1,879	183
Spectrum Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	240	16,293	19,145	4,566
					4,304	268,601	302,251	65,206
Materials
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	01/10/28	3,872	44,088	52,156	12,408
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4	554	1,356	860
Amcor PLC (Jersey)	USFF +0.250%	Weekly	MS	07/11/28	1,680	15,275	16,195	2,574
AptarGroup, Inc.	USFF +0.250%	Weekly	MS	07/11/28	28	3,531	3,461	262
Avient Corp.	USFF +0.250%	Weekly	MS	07/11/28	276	9,641	11,473	2,805
Axalta Coating Systems Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	766	23,218	26,021	4,984
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	481	23,631	27,667	6,468
Barrick Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	1,710	26,303	30,934	8,085
Berry Global Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	808	49,382	54,451	9,992
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/11/28	802	53,323	56,782	8,475
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	728	50,075	57,876	12,762
Cleveland-Cliffs, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,871	56,654	79,046	29,694
Commercial Metals Co.	USFF +0.250%	Weekly	MS	01/10/28	232	10,312	11,609	2,441
Crown Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	98	8,147	9,025	1,642
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	418	31,841	37,545	9,128
Ecolab, Inc.	USFF +0.250%	Weekly	MS	07/11/28	203	34,517	40,265	9,106
Fortuna Silver Mines, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	132	517	510	41
Greif, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	68	4,342	4,460	713
Hawkins, Inc.	USFF +0.250%	Weekly	MS	01/10/28	93	5,376	6,549	1,694
HB Fuller Co.	USFF +0.250%	Weekly	MS	01/10/28	264	18,112	21,492	5,040
Innospec, Inc.	USFF +0.250%	Weekly	MS	01/10/28	79	7,825	9,736	2,742
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	07/11/28	81	6,512	6,559	710
International Paper Co.	USFF +0.250%	Weekly	MS	01/10/28	202	6,415	7,302	1,711

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Knife River Corp.	USFF +0.250%	Weekly	MS	07/11/28	130	$7,479	$8,603	$1,826
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/05/26	285	108,019	117,052	19,669
Livent Corp.	USFF +0.250%	Weekly	MS	07/11/28	291	4,976	5,232	740
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/11/28	1,102	100,485	104,778	13,353
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	01/07/27	40	14,965	19,956	6,496
Minerals Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	132	7,284	9,413	2,827
Mosaic Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	720	23,483	25,726	4,644
NewMarket Corp.	USFF +0.250%	Weekly	MS	08/29/25	73	29,754	39,846	13,356
Newmont Corp.	USFF +0.250%	Weekly	MS	07/11/28	498	16,963	20,612	5,458
Nucor Corp.	USFF +0.250%	Weekly	MS	01/05/26	182	25,429	31,675	9,288
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	133	17,528	21,667	6,308
Pactiv Evergreen, Inc.	USFF +0.250%	Weekly	MS	07/11/28	33	399	452	93
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	76	9,233	11,366	3,077
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	01/10/28	131	23,965	27,958	6,326
Royal Gold, Inc.	USFF +0.250%	Weekly	MS	07/11/28	43	5,065	5,201	612
RPM International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	259	24,183	28,912	7,115
Scotts Miracle-Gro Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	668	35,079	42,585	11,331
Sealed Air Corp.	USFF +0.250%	Weekly	MS	01/10/28	127	4,661	4,638	415
Sherwin-Williams Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	75	18,547	23,392	6,625
SilverCrest Metals, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	185	1,127	1,212	190
Southern Copper Corp.	USFF +0.250%	Weekly	MS	07/11/28	585	41,453	50,351	14,178
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/10/28	81	15,598	18,388	4,359
Warrior Met Coal, Inc.	USFF +0.250%	Weekly	MS	01/07/27	206	6,952	12,560	6,427
Westlake Corp.	USFF +0.250%	Weekly	MS	01/10/28	25	2,627	3,499	1,156
					22,976	1,034,845	1,207,544	280,206
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	758	69,971	105,885	42,486
AMC Networks, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	132	2,223	2,480	466
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	1,825	28,614	26,900	975
Cable One, Inc.	USFF +0.250%	Weekly	MS	07/11/28	20	10,748	11,132	1,408
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	36	10,999	13,992	4,026
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,906	54,254	69,126	19,967

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Clear Channel Outdoor Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	189	$351	$344	$26
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	384	14,176	16,838	4,349
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	180	21,421	24,626	5,285
Fox Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	898	27,854	26,644	1,676
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,033	29,042	33,717	7,868
John Wiley & Sons, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	185	5,597	5,872	865
Match Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	799	29,268	29,163	2,641
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	309	79,985	109,374	36,902
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	99	31,663	48,201	19,512
New York Times Co. (The), Class A	USFF +0.250%	Weekly	MS	07/11/28	113	4,681	5,536	1,319
News Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	208	3,639	5,106	2,267
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	143	12,132	12,371	1,653
Pinterest, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	188	7,093	6,964	537
Roku, Inc.	USFF +0.250%	Weekly	MS	07/11/28	410	31,683	37,581	8,873
Shutterstock, Inc.	USFF +0.250%	Weekly	MS	07/08/27	311	14,046	15,015	2,399
Vimeo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,749	6,866	6,856	635
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	1,127	97,081	101,757	14,099
Yelp, Inc.	USFF +0.250%	Weekly	MS	07/11/28	497	21,929	23,528	3,658
ZipRecruiter, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	357	4,767	4,962	643
					16,856	620,083	743,970	184,535
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	240	28,034	33,367	8,074
Alnylam Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	153	25,632	29,286	6,061
Amgen, Inc.	USFF +0.250%	Weekly	MS	07/11/28	19	5,307	5,472	664
Amphastar Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/08/27	230	12,409	14,225	3,119
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	123	7,002	6,782	428
Ardelyx, Inc.	USFF +0.250%	Weekly	MS	07/11/28	858	3,169	5,320	2,448
Azenta, Inc.	USFF +0.250%	Weekly	MS	07/11/28	172	11,005	11,204	1,232
Bio-Rad Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	176	54,407	56,829	7,258
Bridgebio Pharma, Inc.	USFF +0.250%	Weekly	MS	07/11/28	196	7,900	7,913	755

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	07/11/28	1,111	$56,697	$57,005	$5,633
Cabaletta Bio, Inc.	USFF +0.250%	Weekly	MS	07/11/28	33	717	749	99
CareDx, Inc.	USFF +0.250%	Weekly	MS	07/11/28	61	753	732	49
Catalyst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	373	4,405	6,270	2,279
Celldex Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	41	1,563	1,626	210
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5	1,188	1,182	106
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	732	17,013	22,531	7,116
Cymabay Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	488	6,521	11,527	5,618
Editas Medicine, Inc.	USFF +0.250%	Weekly	MS	07/11/28	405	4,194	4,103	302
Eli Lilly & Co.	USFF +0.250%	Weekly	MS	07/11/28	10	5,766	5,829	605
EyePoint Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	194	4,073	4,483	793
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	07/11/28	14	1,133	1,134	108
Halozyme Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,223	46,809	45,202	2,790
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,506	51,063	48,644	2,377
ImmunoGen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	314	1,338	9,310	8,097
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,346	72,875	84,515	18,948
Innoviva, Inc.	USFF +0.250%	Weekly	MS	07/11/28	247	3,492	3,962	798
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	32	7,156	7,404	920
Johnson & Johnson	USFF +0.250%	Weekly	MS	01/10/28	688	105,019	107,837	13,302
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	65	4,233	4,642	805
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	689	69,811	75,115	13,408
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	01/07/27	36	38,636	43,667	8,660
Neurocrine Biosciences, Inc.	USFF +0.250%	Weekly	MS	07/11/28	61	6,527	8,037	2,878
Pacira BioSciences, Inc.	USFF +0.250%	Weekly	MS	07/11/28	152	4,183	5,128	1,415
Quanterix Corp.	USFF +0.250%	Weekly	MS	07/11/28	121	2,995	3,308	600
RAPT Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3	76	75	6

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	13	$11,001	$11,418	$1,630
Revvity, Inc.	USFF +0.250%	Weekly	MS	07/11/28	28	2,774	3,061	787
Rhythm Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	321	9,283	14,756	6,345
Roivant Sciences Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/11/28	27	308	303	24
Twist Bioscience Corp.	USFF +0.250%	Weekly	MS	07/11/28	727	23,504	26,797	5,501
United Therapeutics Corp.	USFF +0.250%	Weekly	MS	07/11/28	66	14,514	14,513	1,362
Viatris, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,431	13,296	15,498	4,212
West Pharmaceutical Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	31	10,822	10,916	1,110
					14,761	758,603	831,677	148,932
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	07/11/28	282	32,073	41,570	12,509
Allegro MicroSystems, Inc.	USFF +0.250%	Weekly	MS	07/11/28	78	2,342	2,361	263
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	01/07/27	332	39,922	53,807	18,056
Axcelis Technologies, Inc.	USFF +0.250%	Weekly	MS	08/29/25	101	12,305	13,099	1,949
Broadcom, Inc.	USFF +0.250%	Weekly	MS	01/10/28	25	14,106	27,906	15,835
Diodes, Inc.	USFF +0.250%	Weekly	MS	07/08/27	219	16,140	17,634	3,057
Intel Corp.	USFF +0.250%	Weekly	MS	07/11/28	114	5,729	5,728	538
KLA Corp.	USFF +0.250%	Weekly	MS	07/11/28	9	5,266	5,232	507
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	32	14,679	25,064	12,040
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/07/27	481	30,841	43,377	16,343
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/11/28	965	82,859	82,353	7,379
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	07/11/28	29	15,806	18,293	3,996
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	243	93,843	120,338	36,329
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	07/08/27	205	33,235	47,084	17,594
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	940	15,383	29,488	15,685
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/11/28	504	62,153	72,894	17,062
Rambus, Inc.	USFF +0.250%	Weekly	MS	01/05/26	364	21,476	24,843	5,385
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	573	54,249	64,417	16,303
					5,496	552,407	695,488	200,830

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	114	$35,373	$40,004	$8,092
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	36	15,255	21,478	7,655
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	01/10/28	338	28,158	29,707	4,375
ANSYS, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1	289	363	101
AppLovin Corp., Class A	USFF +0.250%	Weekly	MS	07/11/28	788	29,242	31,402	4,913
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	07/11/28	42	3,100	3,641	832
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	1,027	4,590	3,636	(528)
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	77	16,648	20,972	5,888
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	39	9,841	9,957	1,041
DocuSign, Inc.	USFF +0.250%	Weekly	MS	07/11/28	624	37,533	37,097	3,090
Dolby Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	114	9,025	9,825	1,684
DXC Technology Co.	USFF +0.250%	Weekly	MS	07/11/28	226	5,173	5,169	482
Elastic NV (Netherlands)	USFF +0.250%	Weekly	MS	07/11/28	516	39,623	58,153	23,299
Fortinet, Inc.	USFF +0.250%	Weekly	MS	07/08/27	56	2,792	3,278	748
Freshworks, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	135	2,786	3,171	647
Gartner, Inc.	USFF +0.250%	Weekly	MS	07/11/28	15	6,687	6,767	708
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,981	33,805	45,206	15,134
Gitlab, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	393	22,190	24,743	4,638
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	07/11/28	432	38,398	47,105	12,696
Informatica, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	26	747	738	62
InterDigital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	572	45,614	62,085	21,201
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	254	32,898	41,542	12,761
JFrog Ltd. (Israel)	USFF +0.250%	Weekly	MS	07/11/28	193	6,368	6,680	909
Kyndryl Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	735	11,625	15,273	4,740
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	140	5,080	5,303	700
Manhattan Associates, Inc.	USFF +0.250%	Weekly	MS	07/11/28	46	10,007	9,905	838
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/29/25	274	73,965	103,035	37,056
MongoDB, Inc.	USFF +0.250%	Weekly	MS	07/11/28	14	4,666	5,724	1,496
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,492	52,576	59,050	11,374
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,221	37,210	58,229	24,515
Okta, Inc.	USFF +0.250%	Weekly	MS	07/11/28	48	3,726	4,345	969
Oracle Corp.	USFF +0.250%	Weekly	MS	07/11/28	755	82,449	79,600	5,107
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	7,068	131,304	121,358	2,387

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	291	$58,813	$85,810	$32,522
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	243	8,206	10,549	3,113
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/08/27	160	17,093	31,405	15,918
Rapid7, Inc.	USFF +0.250%	Weekly	MS	07/11/28	70	3,302	3,997	1,005
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	227	34,143	59,733	28,796
Samsara, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,632	44,119	54,476	14,501
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	125	51,385	88,311	42,078
Shopify, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	07/11/28	250	18,786	19,475	2,454
Smartsheet, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	251	10,060	12,003	2,950
Splunk, Inc.	USFF +0.250%	Weekly	MS	07/08/27	523	71,592	79,679	16,733
Sprinklr, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	349	4,509	4,202	116
Squarespace, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	572	16,144	18,882	4,330
Synopsys, Inc.	USFF +0.250%	Weekly	MS	07/11/28	64	29,396	32,954	6,319
Teradata Corp.	USFF +0.250%	Weekly	MS	07/11/28	4	174	174	16
UiPath, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	2,881	71,726	71,564	6,575
Varonis Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	206	5,618	9,328	4,238
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	118	23,342	24,303	3,154
Weave Communications, Inc.	USFF +0.250%	Weekly	MS	07/11/28	50	542	574	83
Workday, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	147	40,201	40,581	4,156
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,614	13,458	9,506	(2,687)
Zoom Video Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	332	20,531	23,874	5,581
Zuora, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	215	1,943	2,021	260
					32,116	1,383,826	1,657,942	411,821
Technology Hardware & Equipment
Apple, Inc.	USFF +0.250%	Weekly	MS	07/08/27	504	64,977	97,035	40,795
Arrow Electronics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	184	22,283	22,494	2,304
Badger Meter, Inc.	USFF +0.250%	Weekly	MS	07/11/28	66	9,209	10,188	1,875
Bel Fuse, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	179	8,971	11,952	3,840
CDW Corp.	USFF +0.250%	Weekly	MS	01/07/27	79	12,860	17,958	6,507
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	978	46,426	49,409	9,030
Corning, Inc.	USFF +0.250%	Weekly	MS	07/11/28	555	15,757	16,900	2,661
Crane NXT Co.	USFF +0.250%	Weekly	MS	07/08/27	363	17,241	20,644	5,244
Extreme Networks, Inc.	USFF +0.250%	Weekly	MS	01/05/26	3,669	85,852	64,721	(13,916)
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	183	26,757	32,753	8,592
Fabrinet (Cayman Islands)	USFF +0.250%	Weekly	MS	07/11/28	266	44,447	50,628	10,648

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/07/27	5,171	$80,986	$87,804	$16,056
HP, Inc.	USFF +0.250%	Weekly	MS	08/29/25	1,927	52,054	57,983	12,171
Insight Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/10/28	215	26,720	38,096	13,886
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/10/28	928	112,852	118,227	15,977
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,654	44,857	48,760	8,522
Knowles Corp.	USFF +0.250%	Weekly	MS	07/11/28	262	4,247	4,692	844
Mirion Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	324	3,056	3,321	552
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	201	62,716	62,931	6,106
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	461	12,268	15,789	4,732
NetApp, Inc.	USFF +0.250%	Weekly	MS	01/07/27	443	33,158	39,055	9,455
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/07/27	890	26,377	19,535	(4,384)
nLight, Inc.	USFF +0.250%	Weekly	MS	07/11/28	32	435	432	37
OSI Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	48	5,561	6,194	1,180
Rogers Corp.	USFF +0.250%	Weekly	MS	07/11/28	1	132	132	12
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	470	28,743	40,124	14,945
SmartRent, Inc.	USFF +0.250%	Weekly	MS	07/11/28	274	874	874	82
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/10/28	980	88,156	278,575	198,699
TE Connectivity Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/11/28	96	11,687	13,488	2,957
Vishay Intertechnology, Inc.	USFF +0.250%	Weekly	MS	07/06/26	602	13,610	14,430	2,276
Vontier Corp.	USFF +0.250%	Weekly	MS	07/11/28	461	15,937	15,928	1,487
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	383	17,017	20,058	4,639
Xerox Holdings Corp.	USFF +0.250%	Weekly	MS	07/11/28	240	2,973	4,399	1,903
					23,089	999,196	1,285,509	389,714
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,683	56,008	61,801	11,677
EchoStar Corp., Class A	USFF +0.250%	Weekly	MS	08/29/25	996	25,249	16,504	(7,594)
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	08/29/25	192	9,686	7,903	(862)
TELUS Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	221	3,943	3,932	359
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	390	53,415	62,529	14,328

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services — (continued)
United States Cellular Corp.	USFF +0.250%	Weekly	MS	07/11/28	153	$6,563	$6,356	$409
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,074	36,768	40,490	8,501
					6,709	191,632	199,515	26,818
Transportation
ArcBest Corp.	USFF +0.250%	Weekly	MS	08/29/25	110	9,437	13,223	4,963
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/08/27	181	16,757	15,637	767
CSX Corp.	USFF +0.250%	Weekly	MS	07/08/27	755	21,858	26,176	6,656
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,140	36,256	45,862	13,183
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	01/07/27	87	9,132	11,066	3,011
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	439	106,585	111,054	14,727
GXO Logistics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	220	12,717	13,455	1,933
Hub Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	67	5,017	6,160	1,761
Kirby Corp.	USFF +0.250%	Weekly	MS	07/11/28	68	5,218	5,337	590
Landstar System, Inc.	USFF +0.250%	Weekly	MS	07/08/27	68	11,579	13,168	2,836
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	07/11/28	53	11,438	12,528	2,171
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	07/08/27	31	12,049	12,565	1,677
Ryder System, Inc.	USFF +0.250%	Weekly	MS	07/08/27	31	2,509	3,567	1,390
SkyWest, Inc.	USFF +0.250%	Weekly	MS	07/11/28	840	36,834	43,848	10,474
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	288	17,828	17,732	1,579
Union Pacific Corp.	USFF +0.250%	Weekly	MS	07/11/28	20	4,911	4,912	462
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	29	4,560	4,560	26
XPO, Inc.	USFF +0.250%	Weekly	MS	01/10/28	143	11,670	12,525	1,986
					4,570	336,355	373,375	70,192
Utilities
ALLETE, Inc.	USFF +0.250%	Weekly	MS	01/10/28	751	43,182	45,931	7,528
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	100	13,593	13,199	1,051
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	51	5,772	5,911	692
Black Hills Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,028	55,238	55,461	5,959
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	204	23,228	23,846	2,848
Dominion Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	755	35,032	35,485	4,179
DTE Energy Co.	USFF +0.250%	Weekly	MS	07/11/28	9	988	992	97
Duke Energy Corp.	USFF +0.250%	Weekly	MS	07/11/28	132	11,541	12,809	2,757
Entergy Corp.	USFF +0.250%	Weekly	MS	07/11/28	401	39,186	40,577	5,674

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Fortis, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	646	$26,318	$26,570	$2,802
NextEra Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	233	11,729	14,152	3,634
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,884	131,053	149,103	30,887
ONE Gas, Inc.	USFF +0.250%	Weekly	MS	07/11/28	201	12,150	12,808	1,861
Otter Tail Corp.	USFF +0.250%	Weekly	MS	01/07/27	158	10,827	13,425	4,042
PPL Corp.	USFF +0.250%	Weekly	MS	07/11/28	637	15,940	17,263	2,961
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	380	23,308	23,237	2,133
Spire, Inc.	USFF +0.250%	Weekly	MS	07/11/28	203	12,556	12,655	1,389
TransAlta Corp. (Canada)	USFF +0.250%	Weekly	MS	07/11/28	130	1,057	1,080	125
Vistra Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,715	46,399	66,062	25,126
WEC Energy Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	21	1,739	1,768	192
					10,639	520,836	572,334	105,937

Total Reference Entity — Long						14,803,363	17,094,206	3,813,941
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Dana, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,514)	$(57,957)	$(65,950)	$(8,378)
Garrett Motion, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(42)	(405)	(406)	(3)
Gentherm, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(509)	(36,354)	(26,651)	9,707
Harley-Davidson, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(710)	(20,586)	(26,156)	(5,753)
LCI Industries	USFF -0.250%	Weekly	MS	01/05/26	(815)	(106,254)	(102,454)	580
Lucid Group, Inc.	USFF -5.555%	Weekly	MS	01/10/28	(25,773)	(174,210)	(108,504)	64,940
Luminar Technologies, Inc.	USFF -16.008%	Weekly	MS	01/07/27	(21,729)	(114,497)	(73,227)	40,767
Magna International, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(4,359)	(257,147)	(257,530)	(5,090)
Mobileye Global, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(2,275)	(85,787)	(98,553)	(13,872)
Phinia, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(269)	(8,159)	(8,148)	(25)
QuantumScape Corp.	USFF -0.780%	Weekly	MS	07/11/28	(7,440)	(43,493)	(51,708)	(8,406)
Tesla, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(460)	(117,446)	(114,301)	2,692
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(718)	(45,673)	(52,328)	(7,076)
					(69,613)	(1,067,968)	(985,916)	70,083
Capital Goods
3D Systems Corp.	USFF -0.250%	Weekly	MS	01/07/27	(14,890)	(136,105)	(94,552)	40,589
AAON, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,348)	(152,892)	(173,447)	(21,309)
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(915)	(116,068)	(115,327)	231
AerSale Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,107)	(31,469)	(26,748)	4,583
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,581)	(145,251)	(155,286)	(11,580)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Allegion PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(2,021)	$(248,652)	$(256,040)	$(8,482)
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(4,941)	(214,409)	(156,481)	56,985
Archer Aviation, Inc., Class A	USFF -4.830%	Weekly	MS	07/11/28	(1,394)	(8,950)	(8,559)	352
Arcosa, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,021)	(77,573)	(84,375)	(7,144)
Argan, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(21)	(999)	(983)	12
Astec Industries, Inc.	USFF +0.250%	Weekly	MS	07/06/26	(215)	(7,199)	(7,998)	(833)
Ballard Power Systems, Inc. (Canada)	USFF -1.184%	Weekly	MS	01/05/26	(30,697)	(263,694)	(113,579)	148,915
Barnes Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(883)	(24,698)	(28,812)	(4,257)
Bloom Energy Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(3,778)	(64,768)	(55,914)	8,438
ChargePoint Holdings, Inc.	USFF -4.526%	Weekly	MS	01/10/28	(31,585)	(150,709)	(73,909)	76,137
Chart Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(511)	(77,566)	(69,665)	7,560
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(740)	(23,494)	(32,205)	(9,438)
Distribution Solutions Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(54)	(1,469)	(1,704)	(242)
Dover Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,247)	(181,913)	(191,801)	(11,986)
Ducommun, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(268)	(12,044)	(13,952)	(1,961)
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,559)	(166,954)	(179,425)	(13,205)
Energy Recovery, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,149)	(29,776)	(21,647)	8,241
Enovix Corp.	USFF -0.780%	Weekly	MS	01/10/28	(1,916)	(37,260)	(23,988)	13,107
ESCO Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(151)	(16,513)	(17,672)	(1,232)
Federal Signal Corp.	USFF -0.250%	Weekly	MS	07/11/28	(889)	(54,254)	(68,222)	(14,904)
FuelCell Energy, Inc.	USFF -1.054%	Weekly	MS	01/10/28	(30,043)	(57,639)	(48,069)	9,243
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,343)	(156,357)	(161,455)	(6,877)
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(667)	(101,942)	(86,203)	15,116
GMS, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(211)	(17,326)	(17,393)	(143)
GrafTech International Ltd.	USFF -0.250%	Weekly	MS	07/08/27	(19,341)	(91,529)	(42,357)	48,549
Granite Construction, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,253)	(50,531)	(63,728)	(14,174)
Hayward Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,060)	(53,719)	(55,216)	(1,734)
Helios Technologies, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,216)	(70,826)	(55,146)	15,210
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,696)	(256,717)	(252,517)	(5,335)
Hexcel Corp.	USFF -0.250%	Weekly	MS	07/11/28	(4,315)	(303,095)	(318,231)	(17,428)
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,475)	(71,759)	(70,579)	(570)
JELD-WEN Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,721)	(103,616)	(89,132)	13,950

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
John Bean Technologies Corp.	USFF -0.250%	Weekly	MS	01/10/28	(589)	$(65,010)	$(58,576)	$5,998
Johnson Controls International PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(520)	(29,504)	(29,973)	(1,722)
Kadant, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(120)	(27,166)	(33,637)	(6,676)
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(3,652)	(81,958)	(74,099)	7,473
L3Harris Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,297)	(239,745)	(273,174)	(40,416)
MasTec, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,849)	(155,275)	(140,006)	14,343
Mercury Systems, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,305)	(213,967)	(120,864)	92,163
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(835)	(94,558)	(120,891)	(27,708)
MRC Global, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,919)	(52,669)	(54,158)	(1,779)
Mueller Water Products, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(6,696)	(83,734)	(96,422)	(15,474)
MYR Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(613)	(81,058)	(88,658)	(7,957)
Nikola Corp.	USFF -4.769%	Weekly	MS	07/11/28	(11,630)	(10,221)	(10,174)	2
Nordson Corp.	USFF -0.250%	Weekly	MS	07/11/28	(955)	(238,774)	(252,273)	(14,897)
NOW, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,972)	(33,411)	(33,643)	(379)
Oshkosh Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,332)	(124,306)	(144,402)	(21,355)
PGT Innovations, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,388)	(72,451)	(97,192)	(25,060)
Plug Power, Inc.	USFF -3.846%	Weekly	MS	01/10/28	(17,709)	(148,134)	(79,691)	67,792
Primoris Services Corp.	USFF -0.250%	Weekly	MS	07/06/26	(1,530)	(40,802)	(50,811)	(11,449)
RBC Bearings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(150)	(38,441)	(42,734)	(4,461)
Regal Rexnord Corp.	USFF -0.250%	Weekly	MS	01/10/28	(841)	(115,569)	(124,485)	(10,239)
Resideo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,118)	(64,617)	(58,681)	5,597
Rocket Lab USA, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(17,637)	(79,069)	(97,533)	(19,311)
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(1,938)	(74,789)	(97,481)	(23,628)
Sensata Technologies Holding PLC (United Kingdom)	USFF -0.250%	Weekly	MS	07/11/28	(712)	(27,080)	(26,750)	126
SES AI Corp.	USFF -2.520%	Weekly	MS	07/11/28	(71)	(141)	(130)	10
SiteOne Landscape Supply, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,418)	(351,583)	(392,925)	(42,888)
Spirit AeroSystems Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(2,319)	(55,725)	(73,698)	(18,828)
Sunrun, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,914)	(95,385)	(96,462)	(2,522)
Titan Machinery, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,751)	(54,098)	(50,569)	3,285
Toro Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(2,819)	(239,670)	(270,596)	(32,954)
Transcat, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(81)	(7,870)	(8,856)	(1,021)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Valmont Industries, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(149)	$(33,200)	$(34,793)	$(1,829)
Vicor Corp.	USFF -0.250%	Weekly	MS	08/29/25	(495)	(51,825)	(22,245)	29,351
Watsco, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(156)	(58,905)	(66,841)	(8,377)
WillScot Mobile Mini Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(10,041)	(392,822)	(446,825)	(55,729)
Xometry, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(1,979)	(62,565)	(71,066)	(9,337)
Xylem, Inc.	USFF +0.250%	Weekly	MS	01/10/28	(1,003)	(108,530)	(114,703)	(7,594)
					(292,725)	(7,284,362)	(7,088,334)	126,934
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,110)	(95,780)	(94,591)	(736)
Alight, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(2,042)	(19,802)	(17,418)	2,450
CACI International, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(117)	(38,789)	(37,892)	751
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,427)	(196,296)	(207,411)	(11,978)
CBIZ, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,134)	(61,966)	(70,977)	(9,294)
Clarivate PLC (Jersey)	USFF -0.250%	Weekly	MS	07/11/28	(18,795)	(139,413)	(174,042)	(35,241)
Clean Harbors, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(381)	(61,818)	(66,488)	(5,071)
Conduent, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(7,008)	(33,027)	(25,579)	7,302
CSG Systems International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(437)	(26,602)	(23,253)	2,723
Driven Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,800)	(56,203)	(25,668)	30,288
Equifax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,330)	(517,430)	(576,186)	(63,136)
Exponent, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,291)	(202,966)	(201,700)	(547)
FTI Consulting, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,518)	(289,808)	(302,310)	(14,664)
GFL Environmental, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(7,483)	(228,844)	(258,238)	(30,401)
Healthcare Services Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,494)	(18,599)	(15,493)	3,062
HNI Corp.	USFF -0.250%	Weekly	MS	07/08/27	(579)	(19,954)	(24,220)	(4,739)
Kforce, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(603)	(36,729)	(40,739)	(4,750)
Korn Ferry	USFF -0.250%	Weekly	MS	07/11/28	(498)	(25,280)	(29,556)	(4,957)
Matthews International Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(167)	(5,972)	(6,121)	(181)
Maximus, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(605)	(50,936)	(50,735)	(16)
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(536)	(22,831)	(17,222)	5,509
Paychex, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,436)	(172,157)	(171,042)	359
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(661)	(159,787)	(136,642)	22,325
Paycor HCM, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,086)	(23,962)	(23,447)	410

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Paylocity Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(735)	$(158,587)	$(121,165)	$36,935
RB Global, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/05/26	(5,539)	(335,223)	(370,504)	(39,460)
Stericycle, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,500)	(69,664)	(74,340)	(5,144)
Sterling Check Corp.	USFF -0.250%	Weekly	MS	07/11/28	(19)	(263)	(264)	(2)
TransUnion	USFF -0.250%	Weekly	MS	07/11/28	(4,451)	(305,883)	(305,828)	(1,290)
UniFirst Corp.	USFF -0.250%	Weekly	MS	07/06/26	(263)	(49,094)	(48,105)	220
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	07/11/28	(4,672)	(91,793)	(107,596)	(16,862)
					(74,717)	(3,515,458)	(3,624,772)	(136,135)
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,265)	(190,229)	(77,203)	107,587
American Eagle Outfitters, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(999)	(17,233)	(21,139)	(4,706)
Arko Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,456)	(11,130)	(12,012)	(954)
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,520)	(323,383)	(341,954)	(19,993)
Bath & Body Works, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,845)	(200,604)	(209,110)	(9,388)
Buckle, Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(1,318)	(58,156)	(62,631)	(4,731)
Caleres, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,491)	(66,697)	(76,548)	(11,202)
CarMax, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(798)	(61,837)	(61,239)	326
Chico's FAS, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,300)	(32,170)	(32,594)	(581)
Dillard's, Inc., Class A	USFF -0.630%	Weekly	MS	07/11/28	(207)	(76,821)	(83,556)	(9,919)
Five Below, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(450)	(80,671)	(95,922)	(15,821)
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,742)	(126,369)	(116,563)	5,711
Guess?, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,256)	(29,189)	(28,963)	(406)
Leslie's, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(5,431)	(84,979)	(37,528)	47,077
Macy's, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,571)	(44,382)	(71,849)	(28,252)
MarineMax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,206)	(64,707)	(85,813)	(21,415)
Murphy USA, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(454)	(164,354)	(161,878)	1,431
National Vision Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,365)	(59,878)	(28,569)	34,760
Nordstrom, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,712)	(58,461)	(68,486)	(10,404)
Ollie's Bargain Outlet Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(474)	(34,910)	(35,972)	(1,216)
Penske Automotive Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	(1,093)	(186,499)	(175,437)	8,838
Petco Health & Wellness Co., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,637)	(15,551)	(14,653)	762
RH	USFF -0.250%	Weekly	MS	01/10/28	(199)	(57,689)	(58,005)	(570)
Sally Beauty Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(280)	(5,893)	(3,718)	2,148
Shoe Carnival, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(904)	(22,476)	(27,310)	(5,043)
Sonic Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(1,375)	(72,121)	(77,289)	(5,797)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	07/08/27	(3,709)	$(150,980)	$(98,437)	$51,625
Warby Parker, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(1,499)	(16,547)	(21,136)	(4,760)
					(55,556)	(2,313,916)	(2,185,514)	105,107
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	07/08/27	(498)	(25,876)	(31,459)	(6,781)
BRP, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(235)	(17,560)	(16,847)	533
Brunswick Corp.	USFF -0.250%	Weekly	MS	07/11/28	(663)	(63,919)	(64,145)	(507)
Capri Holdings Ltd. (British Virgin Islands)	USFF -0.250%	Weekly	MS	07/11/28	(6,704)	(325,820)	(336,809)	(12,834)
Columbia Sportswear Co.	USFF -0.250%	Weekly	MS	01/10/28	(295)	(26,816)	(23,464)	2,886
Ethan Allen Interiors, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(121)	(3,738)	(3,862)	(141)
Gildan Activewear, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(3,528)	(108,415)	(116,636)	(10,486)
iRobot Corp.	USFF -0.250%	Weekly	MS	07/11/28	(365)	(13,882)	(14,126)	(305)
Levi Strauss & Co, Class A	USFF -0.250%	Weekly	MS	01/10/28	(24,544)	(371,738)	(405,958)	(41,532)
Malibu Boats, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(115)	(6,179)	(6,304)	(152)
Movado Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(111)	(3,288)	(3,347)	(76)
Newell Brands, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,917)	(28,041)	(16,640)	10,779
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(217)	(25,196)	(21,700)	2,962
Polaris, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(147)	(14,038)	(13,931)	45
Sonos, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,970)	(84,234)	(85,186)	(1,790)
Sturm Ruger & Co., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(58)	(2,639)	(2,636)	(9)
Tempur Sealy International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(115)	(5,897)	(5,862)	(83)
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(6,638)	(182,501)	(95,189)	86,510
Under Armour, Inc., Class C	USFF -0.250%	Weekly	MS	07/11/28	(13,739)	(95,667)	(114,721)	(20,035)
VF Corp.	USFF -0.250%	Weekly	MS	07/08/27	(5,116)	(148,470)	(96,181)	47,214
Whirlpool Corp.	USFF -0.250%	Weekly	MS	07/11/28	(167)	(26,349)	(20,336)	6,339
Wolverine World Wide, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,041)	(100,326)	(35,924)	61,240
					(74,304)	(1,680,589)	(1,531,263)	123,777
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(1,131)	(165,319)	(153,974)	11,236
Bally's Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,048)	(66,986)	(14,609)	52,124
Bloomin' Brands, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,891)	(50,012)	(53,232)	(3,582)
Boyd Gaming Corp.	USFF -0.250%	Weekly	MS	07/11/28	(736)	(44,039)	(46,081)	(2,518)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Chegg, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(11,615)	$(199,484)	$(131,946)	$66,526
Churchill Downs, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,747)	(209,675)	(235,723)	(27,575)
Coursera, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(63)	(1,229)	(1,220)	3
Cracker Barrel Old Country Store, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(830)	(71,090)	(63,976)	5,922
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(625)	(32,249)	(33,656)	(1,549)
Dine Brands Global, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(524)	(23,982)	(26,017)	(2,408)
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(47)	(19,078)	(19,375)	(438)
Expedia Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(401)	(53,221)	(60,868)	(8,431)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(884)	(16,384)	(17,768)	(1,457)
Hyatt Hotels Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(1,593)	(184,598)	(207,743)	(24,287)
Jack in the Box, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(567)	(44,107)	(46,284)	(2,598)
Krispy Kreme, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(11,521)	(159,236)	(173,852)	(15,979)
Life Time Group Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,088)	(16,266)	(16,407)	(213)
Marriott Vacations Worldwide Corp.	USFF -0.250%	Weekly	MS	07/11/28	(418)	(33,458)	(35,484)	(2,438)
Mister Car Wash, Inc.	USFF -0.580%	Weekly	MS	07/06/26	(12,033)	(127,356)	(103,965)	22,831
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(1,657)	(22,952)	(33,206)	(10,355)
OneSpaWorld Holdings Ltd. (Bahamas)	USFF -0.250%	Weekly	MS	07/11/28	(296)	(4,148)	(4,174)	(44)
Papa John's International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(429)	(36,440)	(32,703)	3,182
Portillo's, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(6,532)	(129,000)	(104,055)	24,378
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(6,154)	(270,946)	(328,193)	(67,759)
Sweetgreen, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(789)	(8,836)	(8,916)	(118)
Texas Roadhouse, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,041)	(112,741)	(127,241)	(15,784)
Wingstop, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(861)	(158,919)	(220,915)	(66,366)
WW International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,389)	(78,114)	(73,404)	4,367
Wyndham Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(437)	(32,513)	(35,139)	(2,923)
					(75,347)	(2,372,378)	(2,410,126)	(66,253)
Consumer Staples Distribution & Retail
Casey's General Stores, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(831)	(227,483)	(228,309)	(1,856)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(3,579)	$(117,170)	$(105,330)	$11,190
Performance Food Group Co.	USFF -0.250%	Weekly	MS	07/11/28	(572)	(38,873)	(39,554)	(852)
SpartanNash Co.	USFF -0.250%	Weekly	MS	07/08/27	(2,086)	(66,998)	(47,874)	17,120
United Natural Foods, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,744)	(151,108)	(60,765)	93,035
Weis Markets, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(104)	(6,515)	(6,652)	(165)
					(10,916)	(608,147)	(488,484)	118,472
Energy
Atlas Energy Solutions, Inc.	USFF -0.630%	Weekly	MS	07/11/28	(2,220)	(38,280)	(38,228)	(117)
Baytex Energy Corp. (Canada)	USFF -0.865%	Weekly	MS	07/08/27	(47,383)	(160,404)	(157,312)	1,439
Cactus, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(3,178)	(151,086)	(144,281)	4,946
Chevron Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,308)	(196,809)	(195,101)	(2,945)
Civitas Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,783)	(328,101)	(327,062)	(6,981)
Clean Energy Fuels Corp.	USFF -0.268%	Weekly	MS	01/07/27	(22,800)	(93,807)	(87,324)	6,071
Comstock Resources, Inc.	USFF -0.580%	Weekly	MS	01/10/28	(26,255)	(280,523)	(232,357)	42,519
Core Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,886)	(53,397)	(33,307)	19,861
Crescent Energy Co., Class A	USFF -0.680%	Weekly	MS	07/11/28	(1,663)	(19,371)	(21,968)	(2,682)
Crescent Point Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(11,922)	(81,320)	(82,619)	(2,244)
Denison Mines Corp. (Canada)	USFF -0.730%	Weekly	MS	01/07/27	(39,758)	(47,006)	(70,372)	(23,572)
Diamond Offshore Drilling, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,413)	(121,156)	(109,369)	11,144
Dril-Quip, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,029)	(23,059)	(23,945)	(987)
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,483)	(225,649)	(245,668)	(31,590)
Energy Fuels, Inc. (Canada)	USFF -1.230%	Weekly	MS	01/10/28	(7,820)	(53,561)	(56,226)	(2,901)
Green Plains, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,916)	(58,707)	(48,322)	10,127
Hess Corp.	USFF -0.250%	Weekly	MS	07/11/28	(272)	(43,257)	(39,212)	3,736
Kinetik Holdings, Inc.	USFF -0.730%	Weekly	MS	01/07/27	(3,248)	(119,634)	(108,483)	(1,840)
Kosmos Energy Ltd.	USFF -0.250%	Weekly	MS	07/11/28	(13,939)	(104,279)	(93,531)	10,306
Marathon Oil Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,301)	(59,413)	(55,592)	3,175
New Fortress Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,238)	(157,683)	(122,170)	23,635
NexGen Energy Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(40,328)	(245,256)	(282,296)	(38,119)
NextDecade Corp.	USFF -0.865%	Weekly	MS	07/11/28	(1,574)	(7,607)	(7,508)	66

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Noble Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	07/11/28	(1,063)	$(47,943)	$(51,194)	$(3,462)
Northern Oil and Gas, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,762)	(244,803)	(250,667)	(10,577)
NOV, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,852)	(178,105)	(199,799)	(24,257)
Oceaneering International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,758)	(68,939)	(58,690)	9,946
ONEOK, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,919)	(858,550)	(907,172)	(52,382)
Ovintiv, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,779)	(437,125)	(429,494)	2,248
Patterson-UTI Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(23,163)	(256,932)	(250,160)	5,621
ProFrac Holding Corp., Class A	USFF -0.580%	Weekly	MS	07/08/27	(6,194)	(89,499)	(52,525)	36,581
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	01/10/28	(17,893)	(160,393)	(149,943)	9,744
Range Resources Corp.	USFF -0.250%	Weekly	MS	07/11/28	(937)	(33,127)	(28,522)	4,572
REX American Resources Corp.	USFF -0.250%	Weekly	MS	07/11/28	(16)	(763)	(757)	3
RPC, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,650)	(40,001)	(33,852)	5,805
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,981)	(31,185)	(30,216)	236
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/10/28	(3,605)	(39,459)	(40,664)	(3,163)
SilverBow Resources, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,779)	(73,953)	(51,733)	21,894
Southwestern Energy Co.	USFF -0.250%	Weekly	MS	07/11/28	(13,466)	(93,613)	(88,202)	5,019
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,540)	(119,119)	(121,524)	(2,928)
TC Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(10,449)	(382,104)	(408,451)	(37,549)
Tidewater, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(490)	(33,856)	(35,334)	(1,627)
Valaris Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(1,938)	(133,241)	(132,889)	(233)
Vermilion Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(8,638)	(110,971)	(104,174)	4,813
Vital Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,474)	(80,187)	(67,052)	12,782
World Kinect Corp.	USFF -0.250%	Weekly	MS	01/07/27	(5,088)	(125,397)	(115,905)	6,316
					(407,151)	(6,308,630)	(6,191,172)	12,449
Financial Services
FleetCor Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(542)	(151,026)	(153,175)	(2,812)
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(496)	(81,999)	(81,051)	464
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(262)	(146,391)	(148,200)	(2,453)
Nuvei Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(212)	(5,602)	(5,567)	10
Open Lending Corp.	USFF -0.250%	Weekly	MS	07/11/28	(447)	(3,271)	(3,804)	(547)
Remitly Global, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,413)	(170,123)	(163,380)	5,995

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Toast, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(7,813)	$(113,660)	$(142,665)	$(34,306)
WEX, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(199)	(38,961)	(38,715)	74
					(18,384)	(711,033)	(736,557)	(33,575)
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	07/11/28	(2,255)	(144,289)	(128,761)	14,330
Darling Ingredients, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,854)	(550,210)	(391,443)	156,227
Duckhorn Portfolio, Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(854)	(8,073)	(8,412)	(375)
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,391)	(112,419)	(98,841)	10,420
Hain Celestial Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(7,731)	(150,644)	(84,654)	66,135
J & J Snack Foods Corp.	USFF -0.250%	Weekly	MS	01/07/27	(97)	(15,520)	(16,213)	(1,388)
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(335)	(32,629)	(36,210)	(3,800)
Mission Produce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(656)	(9,551)	(6,619)	2,874
Pilgrim's Pride Corp.	USFF -0.250%	Weekly	MS	07/11/28	(5,964)	(148,741)	(164,964)	(17,152)
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(438)	(39,378)	(38,570)	698
Tyson Foods, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(15,472)	(819,072)	(831,620)	(31,910)
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,801)	(40,966)	(29,248)	10,680
					(47,848)	(2,071,492)	(1,835,555)	206,739
Health Care Equipment & Services
Abbott Laboratories	USFF -0.250%	Weekly	MS	07/11/28	(249)	(26,014)	(27,407)	(1,401)
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,108)	(234,346)	(241,678)	(8,362)
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/05/26	(3,518)	(86,896)	(25,646)	62,510
Agiliti, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,366)	(25,538)	(10,819)	15,014
agilon health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,940)	(76,106)	(61,997)	13,774
Alcon, Inc. (Switzerland)	USFF -0.250%	Weekly	MS	07/11/28	(435)	(36,854)	(33,982)	2,592
Align Technology, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(320)	(88,542)	(87,680)	472
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,282)	(53,736)	(64,701)	(11,647)
Amedisys, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,524)	(141,180)	(144,871)	(4,400)
Bausch + Lomb Corp. (Canada)	USFF -4.330%	Weekly	MS	07/11/28	(686)	(10,723)	(11,703)	(1,027)
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	07/11/28	(681)	(37,320)	(39,369)	(2,212)
Chemed Corp.	USFF -0.250%	Weekly	MS	07/11/28	(68)	(35,180)	(39,763)	(5,212)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(390)	(147,107)	(147,592)	(1,215)
CorVel Corp.	USFF -0.250%	Weekly	MS	07/11/28	(10)	(2,486)	(2,472)	3
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,710)	(106,769)	(96,449)	9,047
DocGo, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,644)	(12,165)	(9,190)	2,922

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Doximity, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(4,205)	$(150,532)	$(117,908)	$31,962
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,872)	(218,275)	(218,990)	(1,674)
Ensign Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(568)	(55,635)	(63,735)	(8,464)
Envista Holdings Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,062)	(43,083)	(25,552)	17,342
Glaukos Corp.	USFF -0.250%	Weekly	MS	07/08/27	(448)	(21,635)	(35,612)	(14,072)
Globus Medical, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(8,791)	(428,690)	(468,472)	(41,666)
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(716)	(4,598)	(4,797)	(220)
ICU Medical, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(345)	(60,842)	(34,410)	26,164
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	07/11/28	(313)	(167,833)	(173,731)	(7,051)
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(961)	(136,902)	(195,496)	(62,879)
Insulet Corp.	USFF -0.250%	Weekly	MS	07/11/28	(465)	(106,983)	(100,896)	5,617
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,068)	(81,835)	(90,061)	(8,587)
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(282)	(89,533)	(95,136)	(5,996)
LifeStance Health Group, Inc.	USFF -0.680%	Weekly	MS	01/07/27	(7,222)	(55,058)	(56,548)	(1,733)
LivaNova PLC (United Kingdom)	USFF -0.250%	Weekly	MS	07/11/28	(2,030)	(99,031)	(105,032)	(6,437)
Masimo Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,352)	(489,454)	(510,098)	(22,796)
Merit Medical Systems, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,162)	(81,222)	(88,266)	(7,519)
Multiplan Corp.	USFF -0.267%	Weekly	MS	07/11/28	(5,454)	(9,199)	(7,854)	1,305
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(7,026)	(124,201)	(141,293)	(17,638)
Nevro Corp.	USFF -0.250%	Weekly	MS	07/06/26	(5,465)	(184,350)	(117,607)	65,896
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(17,726)	(423,877)	(264,649)	157,364
Omnicell, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(424)	(50,832)	(15,955)	36,759
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,803)	(127,208)	(128,123)	(1,475)
PROCEPT BioRobotics Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,040)	(70,522)	(85,496)	(15,794)
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(3,203)	(284,221)	(236,061)	47,276
RadNet, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(1,875)	(49,695)	(65,194)	(16,796)
ResMed, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6)	(1,447)	(1,032)	397
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,218)	(151,389)	(115,204)	35,338
Select Medical Holdings Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,200)	(34,110)	(28,200)	5,277
Shockwave Medical, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(770)	(163,274)	(146,731)	16,044

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Simulations Plus, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(24)	$(1,077)	$(1,074)	$(2)
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(2,106)	(113,895)	(65,728)	47,666
Stryker Corp.	USFF -0.250%	Weekly	MS	07/11/28	(74)	(21,942)	(22,160)	(374)
Tandem Diabetes Care, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,514)	(197,426)	(103,944)	91,918
Teladoc Health, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,646)	(44,274)	(57,021)	(13,213)
TransMedics Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(481)	(23,404)	(37,965)	(15,268)
Treace Medical Concepts, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,761)	(56,913)	(47,953)	8,710
Universal Health Services, Inc., Class B	USFF -0.250%	Weekly	MS	07/11/28	(207)	(27,064)	(31,555)	(4,838)
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(353)	(39,456)	(32,878)	5,556
					(129,169)	(5,611,879)	(5,183,736)	396,957
Household & Personal Products
Central Garden & Pet Co., Class A	USFF -0.250%	Weekly	MS	07/06/26	(327)	(14,886)	(14,401)	411
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/10/28	(562)	(24,566)	(20,586)	3,565
Estee Lauder Cos., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/10/28	(4,902)	(661,568)	(716,918)	(60,487)
Inter Parfums, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(353)	(49,386)	(50,836)	(1,949)
Olaplex Holdings, Inc.	USFF -0.269%	Weekly	MS	07/06/26	(1,593)	(20,973)	(4,046)	16,835
					(7,737)	(771,379)	(806,787)	(41,625)
Materials
AdvanSix, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(301)	(8,134)	(9,018)	(928)
Agnico Eagle Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(4,439)	(215,988)	(243,479)	(29,933)
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,765)	(491,194)	(483,257)	2,733
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(772)	(146,467)	(111,539)	33,794
Alcoa Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,741)	(78,070)	(59,194)	18,429
Algoma Steel Group, Inc. (Canada)	USFF -3.080%	Weekly	MS	01/10/28	(6,021)	(47,686)	(60,391)	(14,033)
Arch Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(106)	(17,682)	(17,590)	(119)
Ashland, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,639)	(432,472)	(391,114)	34,735
Balchem Corp.	USFF -0.250%	Weekly	MS	07/08/27	(110)	(15,536)	(16,363)	(1,048)
Cabot Corp.	USFF -0.250%	Weekly	MS	01/07/27	(490)	(37,625)	(40,915)	(4,601)
Celanese Corp.	USFF -0.250%	Weekly	MS	01/10/28	(784)	(98,111)	(121,810)	(26,208)
Coeur Mining, Inc.	USFF -0.282%	Weekly	MS	07/06/26	(80,027)	(375,724)	(260,888)	113,055
Compass Minerals International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(515)	(12,759)	(13,040)	(385)
Corteva, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,241)	(328,548)	(251,149)	72,863
DuPont de Nemours, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,361)	(104,582)	(104,702)	(418)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Ecovyst, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,025)	$(20,123)	$(19,784)	$246
Element Solutions, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,531)	(49,504)	(58,567)	(9,452)
Equinox Gold Corp. (Canada)	USFF -0.267%	Weekly	MS	08/29/25	(29,222)	(232,247)	(142,896)	88,331
ERO Copper Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(18)	(285)	(284)	—
First Majestic Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(6,996)	(50,953)	(43,025)	7,596
FMC Corp.	USFF -0.250%	Weekly	MS	01/10/28	(8,680)	(563,824)	(547,274)	7,603
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,066)	(114,129)	(130,520)	(27,231)
Ginkgo Bioworks Holdings, Inc.	USFF -1.552%	Weekly	MS	07/11/28	(39,520)	(64,881)	(66,789)	(2,561)
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/11/28	(3,606)	(80,147)	(88,888)	(9,809)
Hecla Mining Co.	USFF -0.266%	Weekly	MS	07/08/27	(19,728)	(107,795)	(94,892)	12,229
Hudbay Minerals, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(58)	(319)	(320)	(2)
Huntsman Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,137)	(28,115)	(28,573)	(949)
IAMGOLD Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(7,673)	(19,209)	(19,413)	(288)
Ingevity Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,463)	(157,474)	(116,303)	40,513
Ivanhoe Electric, Inc.	USFF -0.830%	Weekly	MS	07/11/28	(273)	(2,843)	(2,752)	79
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	01/10/28	(324)	(22,681)	(23,066)	(1,199)
Louisiana-Pacific Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,786)	(111,728)	(126,502)	(16,910)
MAG Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(1,190)	(12,717)	(12,388)	273
Mativ Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,426)	(40,163)	(21,832)	15,836
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(2,664)	(115,975)	(126,167)	(12,615)
MP Materials Corp.	USFF -0.250%	Weekly	MS	01/07/27	(6,543)	(170,817)	(129,879)	39,732
Novagold Resources, Inc. (Canada)	USFF -0.264%	Weekly	MS	07/08/27	(5,434)	(26,256)	(20,323)	5,817
Nutrien Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(2,554)	(166,369)	(143,867)	19,164
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(3,445)	(67,036)	(56,429)	10,514
Olin Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,603)	(130,180)	(140,432)	(10,824)
Pan American Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(4,787)	(79,494)	(78,172)	(500)
Sandstorm Gold Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(13,948)	(78,950)	(70,158)	7,993
Schnitzer Steel Industries, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(2,028)	(82,078)	(61,164)	18,550
Seabridge Gold, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(31)	(372)	(376)	(6)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,632)	$(115,880)	$(107,712)	$5,492
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,322)	(185,880)	(195,571)	(11,661)
Sonoco Products Co.	USFF -0.250%	Weekly	MS	01/07/27	(15)	(993)	(838)	98
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(15,872)	(223,708)	(170,783)	49,719
Stepan Co.	USFF -0.250%	Weekly	MS	01/05/26	(700)	(73,338)	(66,185)	5,437
Summit Materials, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(1,455)	(54,814)	(55,959)	(1,560)
Sylvamo Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,062)	(47,424)	(52,155)	(5,515)
Teck Resources Ltd., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(5,608)	(224,528)	(237,050)	(14,373)
TimkenSteel Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,131)	(23,925)	(26,522)	(2,702)
Triple Flag Precious Metals Corp. (Canada)	USFF -2.430%	Weekly	MS	07/11/28	(100)	(1,326)	(1,331)	(13)
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(13,412)	(171,545)	(189,914)	(22,098)
United States Steel Corp.	USFF -0.250%	Weekly	MS	07/11/28	(3,190)	(105,182)	(155,194)	(57,035)
West Fraser Timber Co. Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(477)	(42,775)	(40,822)	1,040
					(333,047)	(6,278,560)	(5,855,520)	326,895
Media & Entertainment
Altice USA, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(33,413)	(169,138)	(108,592)	59,831
Angi, Inc.	USFF -0.580%	Weekly	MS	08/29/25	(9,616)	(137,471)	(23,944)	113,359
Cargurus, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(749)	(33,826)	(18,096)	15,581
DISH Network Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(18,036)	(344,476)	(104,068)	238,894
Endeavor Group Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(22,879)	(556,619)	(542,919)	9,961
Gray Television, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(61)	(1,493)	(547)	901
IAC, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,289)	(225,718)	(172,278)	52,320
Integral Ad Science Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(3,998)	(53,100)	(57,531)	(4,784)
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(2,184)	(31,792)	(22,255)	9,523
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(532)	(47,215)	(49,795)	(3,258)
Madison Square Garden Entertainment Corp.	USFF -0.250%	Weekly	MS	07/11/28	(985)	(30,140)	(31,313)	(1,332)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	07/11/28	(450)	$(80,462)	$(81,824)	$(1,757)
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(12,725)	(143,720)	(118,852)	24,105
Nexstar Media Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(192)	(28,567)	(30,096)	(1,773)
Paramount Global, Class B	USFF -0.630%	Weekly	MS	01/10/28	(4,210)	(66,540)	(62,266)	3,358
Rumble, Inc.	USFF -14.507%	Weekly	MS	07/11/28	(170)	(804)	(763)	37
Scholastic Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,024)	(40,455)	(38,605)	1,248
Sphere Entertainment Co.	USFF -0.250%	Weekly	MS	01/07/27	(1,979)	(74,904)	(67,207)	7,367
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,020)	(172,606)	(164,792)	5,511
TripAdvisor, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,789)	(45,768)	(60,047)	(14,785)
Warner Music Group Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(3,317)	(105,606)	(118,715)	(14,861)
Ziff Davis, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(748)	(53,001)	(50,258)	2,502
ZoomInfo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(23,003)	(383,778)	(425,325)	(43,234)
					(148,369)	(2,827,199)	(2,350,088)	458,714
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(1,138)	(47,692)	(63,682)	(18,871)
AbCellera Biologics, Inc. (Canada)	USFF -0.980%	Weekly	MS	07/11/28	(6,287)	(32,779)	(35,899)	(3,400)
Amylyx Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,546)	(90,829)	(37,477)	53,048
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,914)	(192,084)	(211,568)	(20,329)
Avantor, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,272)	(136,586)	(143,190)	(7,403)
Axsome Therapeutics, Inc.	USFF -0.680%	Weekly	MS	07/11/28	(854)	(55,931)	(67,970)	(12,557)
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(26,356)	(213,869)	(211,375)	1,119
Biogen, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,149)	(272,377)	(297,327)	(26,147)
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,266)	(238,564)	(252,005)	(14,641)
Bruker Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,352)	(154,572)	(172,825)	(18,998)
Catalent, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,847)	(294,756)	(127,916)	166,474
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(262)	(8,309)	(8,510)	(238)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(106)	(3,761)	(3,771)	(27)
CryoPort, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,167)	(21,608)	(18,077)	3,378

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Cytek Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,931)	$(84,702)	$(72,331)	$11,686
Elanco Animal Health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(15,087)	(156,398)	(224,796)	(74,272)
Exelixis, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,070)	(112,875)	(121,629)	(9,250)
Geron Corp.	USFF -0.250%	Weekly	MS	07/11/28	(9,503)	(22,677)	(20,051)	2,464
Intellia Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(748)	(26,255)	(22,807)	3,775
Maravai LifeSciences Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(11,827)	(75,129)	(77,467)	(2,668)
Mesa Laboratories, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(192)	(47,073)	(20,116)	26,448
Organon & Co.	USFF -0.250%	Weekly	MS	07/11/28	(1,781)	(34,116)	(25,682)	7,845
Pacific Biosciences of California, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,029)	(34,494)	(39,524)	(5,765)
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	08/29/25	(2,539)	(100,913)	(81,705)	15,124
Pfizer, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,347)	(350,698)	(355,470)	(6,235)
Pliant Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,600)	(69,908)	(65,196)	4,399
Prothena Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(831)	(46,816)	(30,199)	16,411
PTC Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,111)	(26,239)	(30,619)	(5,838)
QIAGEN NV (Netherlands)	USFF -0.250%	Weekly	MS	07/11/28	(2,653)	(102,328)	(115,220)	(13,348)
Relay Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(592)	(10,480)	(6,518)	3,916
Repligen Corp.	USFF -0.250%	Weekly	MS	07/11/28	(402)	(68,990)	(72,280)	(3,593)
Revance Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,652)	(76,586)	(58,471)	17,778
Sarepta Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,801)	(151,808)	(173,670)	(22,530)
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(9,236)	(169,497)	(155,627)	13,125
Supernus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(929)	(27,647)	(26,885)	623
Travere Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(170)	(2,250)	(1,528)	712
Vertex Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(61)	(24,689)	(24,820)	(240)
Viridian Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,014)	(28,336)	(22,085)	6,127
Waters Corp.	USFF -0.250%	Weekly	MS	07/11/28	(575)	(175,092)	(189,307)	(14,985)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Xencor, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(846)	$(25,312)	$(17,961)	$7,240
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,617)	(314,328)	(319,147)	(7,525)
					(164,660)	(4,129,353)	(4,022,703)	72,832
Semiconductors & Semiconductor Equipment
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/10/28	(1,142)	(29,459)	(29,761)	(431)
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/07/27	(2,197)	(172,918)	(134,654)	37,257
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(891)	(168,551)	(176,917)	(9,466)
Cirrus Logic, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,721)	(132,504)	(143,170)	(11,249)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,728)	(201,994)	(228,338)	(27,232)
Entegris, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(295)	(28,275)	(35,347)	(9,029)
FormFactor, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,330)	(114,046)	(138,894)	(25,811)
Ichor Holdings Ltd. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/07/27	(1,683)	(53,749)	(56,599)	(3,087)
Impinj, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(716)	(63,997)	(64,461)	(1,278)
indie Semiconductor, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(6,009)	(37,840)	(48,733)	(11,210)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,167)	(91,124)	(108,473)	(17,794)
Marvell Technology, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,149)	(66,582)	(69,296)	(3,111)
MaxLinear, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,372)	(177,977)	(199,002)	(21,807)
MKS Instruments, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,129)	(470,649)	(527,620)	(68,009)
ON Semiconductor Corp.	USFF -0.250%	Weekly	MS	07/11/28	(5,619)	(395,159)	(469,355)	(76,237)
Onto Innovation, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,595)	(207,968)	(243,876)	(38,375)
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,472)	(282,943)	(285,086)	(4,728)
Qorvo, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,028)	(203,238)	(228,373)	(26,028)
Semtech Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,935)	(64,891)	(64,306)	300
Silicon Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,522)	(168,808)	(201,315)	(34,392)
SiTime Corp.	USFF -0.250%	Weekly	MS	07/08/27	(903)	(94,174)	(110,238)	(16,812)
Synaptics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,089)	(100,287)	(124,233)	(24,906)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,354)	(225,022)	(255,456)	(31,524)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,875)	(313,613)	(319,613)	(7,378)
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,848)	(59,587)	(63,091)	(3,766)
Universal Display Corp.	USFF -0.250%	Weekly	MS	07/11/28	(833)	(138,489)	(159,320)	(21,718)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Veeco Instruments, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(467)	$(13,170)	$(14,491)	$(1,379)
Wolfspeed, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,265)	(57,868)	(55,040)	2,550
					(63,334)	(4,134,882)	(4,555,058)	(456,650)
Software & Services
ACI Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,846)	(106,398)	(117,688)	(11,987)
Agilysys, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(729)	(53,217)	(61,834)	(8,984)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(745)	(84,892)	(88,171)	(4,121)
Alarm.com Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(446)	(31,775)	(28,821)	2,918
Amplitude, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,142)	(12,431)	(14,526)	(2,210)
Appian Corp., Class A	USFF -0.250%	Weekly	MS	07/08/27	(2,563)	(102,625)	(96,523)	5,651
Asana, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(371)	(7,153)	(7,053)	69
Aspen Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(128)	(32,339)	(28,179)	4,017
Bentley Systems, Inc., Class B	USFF -0.250%	Weekly	MS	01/10/28	(3,108)	(160,369)	(162,175)	(3,262)
BigCommerce Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,289)	(99,195)	(51,462)	47,297
BILL Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,378)	(602,012)	(765,151)	(170,372)
C3.ai, Inc., Class A	USFF -12.130%	Weekly	MS	07/11/28	(1,505)	(46,361)	(43,209)	2,949
CCC Intelligent Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,387)	(30,373)	(27,188)	3,262
Cerence, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,236)	(33,890)	(24,300)	9,502
Clear Secure, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,047)	(28,130)	(21,621)	5,432
Confluent, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(24,100)	(485,872)	(563,940)	(80,204)
Digital Turbine, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(25,262)	(297,186)	(173,297)	122,582
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,208)	(121,989)	(154,770)	(33,318)
Dynatrace, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(872)	(44,969)	(47,690)	(4,513)
EngageSmart, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,379)	(29,526)	(31,579)	(2,365)
Envestnet, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,635)	(194,121)	(130,485)	63,306
Everbridge, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(573)	(49,182)	(13,930)	35,832
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	07/11/28	(141)	(160,462)	(164,125)	(5,150)
Five9, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(942)	(59,975)	(74,126)	(15,436)
GoDaddy, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(282)	(21,484)	(29,937)	(12,474)
HashiCorp., Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(8,553)	(219,463)	(202,193)	15,561
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,707)	(93,448)	(48,888)	44,149

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(7,888)	$(294,393)	$(165,569)	$127,149
Matterport, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,819)	(14,721)	(15,653)	(1,139)
MeridianLink, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(152)	(3,538)	(3,765)	(243)
Olo, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(7,971)	(65,741)	(45,594)	19,858
Open Text Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(2,094)	(85,957)	(87,990)	(4,081)
Perficient, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(405)	(25,052)	(26,657)	(1,725)
PowerSchool Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(3,658)	(83,202)	(86,182)	(3,465)
Procore Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(626)	(33,360)	(43,332)	(10,430)
Progress Software Corp.	USFF -0.250%	Weekly	MS	07/11/28	(410)	(21,893)	(22,263)	(520)
PTC, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(899)	(146,042)	(157,289)	(11,889)
RingCentral, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(4,616)	(134,763)	(156,713)	(23,467)
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(500)	(92,470)	(96,920)	(4,857)
Tenable Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,088)	(46,771)	(50,113)	(3,689)
Thoughtworks Holding, Inc.	USFF -0.264%	Weekly	MS	07/11/28	(179)	(875)	(861)	10
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(119)	(46,874)	(49,756)	(3,514)
Zeta Global Holdings Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(680)	(6,021)	(5,998)	(4)
					(142,678)	(4,310,510)	(4,187,516)	86,125
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(8,573)	(138,663)	(62,926)	73,044
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,933)	(210,232)	(210,542)	(1,444)
Applied Optoelectronics, Inc.	USFF -0.930%	Weekly	MS	07/11/28	(1,071)	(20,816)	(20,692)	32
Avnet, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,281)	(105,220)	(114,962)	(12,620)
Belden, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(699)	(67,027)	(53,998)	12,691
Benchmark Electronics, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,647)	(41,857)	(45,523)	(5,355)
Calix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,654)	(198,452)	(203,333)	(5,754)
Celestica, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(4,785)	(132,777)	(140,105)	(7,912)
Ciena Corp.	USFF -0.250%	Weekly	MS	01/10/28	(655)	(33,958)	(29,482)	4,327
Cognex Corp.	USFF -0.250%	Weekly	MS	07/11/28	(3,542)	(135,912)	(147,843)	(12,633)
Coherent Corp.	USFF -0.250%	Weekly	MS	07/08/27	(5,568)	(213,822)	(242,375)	(33,456)
Corsair Gaming, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(699)	(9,314)	(9,856)	(583)
CTS Corp.	USFF -0.250%	Weekly	MS	07/11/28	(26)	(1,142)	(1,137)	(1)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Diebold Nixdorf, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(53)	$(1,444)	$(1,534)	$(97)
ePlus, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(225)	(15,380)	(17,964)	(2,652)
Evolv Technologies Holdings, Inc.	USFF -1.180%	Weekly	MS	07/11/28	(39)	(187)	(184)	1
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(18,551)	(205,324)	(241,905)	(37,484)
Infinera Corp.	USFF -0.260%	Weekly	MS	01/10/28	(5,032)	(25,957)	(23,902)	1,936
IPG Photonics Corp.	USFF -0.250%	Weekly	MS	07/11/28	(87)	(9,556)	(9,443)	71
Keysight Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(531)	(84,290)	(84,477)	(558)
Lumentum Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,149)	(128,623)	(112,651)	15,407
Methode Electronics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,279)	(30,164)	(29,072)	892
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(605)	(98,714)	(101,888)	(3,711)
Sanmina Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,704)	(137,887)	(138,904)	(1,623)
Stratasys Ltd. (Israel)	USFF -0.250%	Weekly	MS	01/07/27	(5,667)	(81,262)	(80,925)	(236)
Teledyne Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(191)	(80,350)	(85,241)	(5,295)
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(334)	(5,662)	(5,281)	362
Ubiquiti, Inc.	USFF -0.580%	Weekly	MS	01/07/27	(808)	(196,244)	(112,764)	80,672
Viasat, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,496)	(129,931)	(97,713)	31,647
Viavi Solutions, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,232)	(45,641)	(42,616)	2,840
Zebra Technologies Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(2,630)	(616,494)	(718,858)	(108,917)
					(84,746)	(3,202,302)	(3,188,096)	(16,409)
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,550)	(235,086)	(270,013)	(43,095)
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,307)	(149,787)	(134,479)	14,715
Globalstar, Inc.	USFF -0.265%	Weekly	MS	01/05/26	(24,198)	(40,358)	(46,944)	(6,849)
Gogo, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,600)	(40,105)	(26,338)	13,598
IDT Corp., Class B	USFF -0.250%	Weekly	MS	07/11/28	(61)	(2,025)	(2,079)	(64)
Rogers Communications, Inc., Class B (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(2,068)	(86,304)	(96,803)	(11,841)
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	08/29/25	(1,116)	(36,047)	(24,128)	4,614
					(38,900)	(589,712)	(600,784)	(28,922)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation
Air Transport Services Group, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(5,469)	$(125,302)	$(96,309)	$28,442
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,622)	(77,704)	(63,372)	14,892
Allegiant Travel Co.	USFF -0.250%	Weekly	MS	07/11/28	(92)	(7,668)	(7,600)	34
Canadian Pacific Kansas City Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(2,973)	(244,452)	(235,045)	7,908
Forward Air Corp.	USFF -0.250%	Weekly	MS	07/11/28	(633)	(41,623)	(39,797)	1,655
Frontier Group Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(7,249)	(32,706)	(39,580)	(7,119)
Golden Ocean Group Ltd. (Bermuda)	USFF -0.730%	Weekly	MS	07/11/28	(6,808)	(54,291)	(66,446)	(13,062)
Heartland Express, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,624)	(26,277)	(23,158)	2,874
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	01/07/27	(1,032)	(195,473)	(206,132)	(12,923)
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	07/11/28	(4,322)	(19,897)	(23,987)	(4,177)
Marten Transport Ltd.	USFF -0.250%	Weekly	MS	07/11/28	(91)	(1,908)	(1,909)	(10)
Matson, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(660)	(56,227)	(72,336)	(16,460)
RXO, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,171)	(23,999)	(27,237)	(3,344)
Schneider National, Inc., Class B	USFF -0.250%	Weekly	MS	07/11/28	(3,566)	(93,472)	(90,755)	1,929
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/10/28	(7,346)	(264,198)	(212,152)	47,266
Spirit Airlines, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(442)	(7,225)	(7,244)	(113)
Sun Country Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,477)	(49,663)	(38,963)	10,474
TFI International, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(297)	(35,498)	(40,386)	(5,144)
Universal Logistics Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(13)	(311)	(364)	(55)
Werner Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,822)	(180,234)	(161,938)	14,956
					(51,709)	(1,538,128)	(1,454,710)	68,023
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(15,753)	(309,986)	(303,245)	1,543
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	07/11/28	(26,489)	(178,389)	(167,410)	5,580
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	07/11/28	(3,110)	(154,613)	(159,543)	(5,670)
Altus Power, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,900)	(10,888)	(12,977)	(2,137)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(893)	(80,816)	(72,529)	5,663
Avangrid, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(749)	(35,905)	(24,275)	8,806
Avista Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,920)	(82,993)	(68,621)	10,851
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(1,930)	(102,725)	(100,109)	1,248

GOTHAM NEUTRAL FUND
Portfolio of Investments (Concluded)
December 31, 2023
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,297)	$(206,983)	$(208,958)	$(2,885)
Essential Utilities, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(13)	(658)	(486)	154
Evergy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,350)	(501,621)	(488,070)	4,789
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(717)	(28,294)	(25,740)	2,023
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(5,665)	(225,368)	(207,679)	10,912
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,170)	(116,218)	(115,034)	(527)
Middlesex Water Co.	USFF -0.250%	Weekly	MS	01/10/28	(426)	(31,519)	(27,954)	3,236
Montauk Renewables, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(190)	(1,707)	(1,693)	6
National Fuel Gas Co.	USFF -0.250%	Weekly	MS	07/11/28	(1,326)	(68,064)	(66,525)	583
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,399)	(171,539)	(169,893)	(1,717)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	01/05/26	(1,198)	(62,103)	(46,650)	11,740
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,869)	(105,077)	(95,113)	3,743
OGE Energy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,258)	(150,658)	(148,732)	345
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,465)	(195,568)	(186,822)	7,247
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,776)	(130,129)	(127,588)	1,260
PNM Resources, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,118)	(47,292)	(46,509)	575
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/08/27	(4,264)	(190,145)	(184,802)	985
Sempra	USFF -0.250%	Weekly	MS	01/10/28	(5,009)	(366,095)	(374,323)	(14,405)
Southern Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(1,776)	(124,643)	(124,533)	(2,132)
Sunnova Energy International, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,694)	(84,161)	(86,834)	(3,649)
					(109,724)	(3,764,157)	(3,642,647)	48,167

Total Reference Entity — Short						(65,092,034)	(62,925,338)	1,441,705
Net Value of Reference Entity						$(50,288,671)	$(45,831,132)	$5,255,646

*	Includes $798,107 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: one long security was fair valued with an end of period value of $0 and total return swaps with end of period unrealized appreciation of $5,255,646, which are considered Level 2 as of and for the period ended December 31, 2023.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM INDEX PLUS FUND
Portfolio of Investments
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 47.7%
Automobiles & Components — 0.4%
BorgWarner, Inc.(a)	16,346	$ 586,004
General Motors Co.(a)	44,485	1,597,901
		2,183,905
Banks — 0.6%
Bank of America Corp.(a)	19,333	650,942
Citizens Financial Group, Inc.	1,356	44,938
JPMorgan Chase & Co.(a)	12,340	2,099,034
PNC Financial Services Group, Inc. (The)(a)	3,796	587,810
Truist Financial Corp.	5,188	191,541
US Bancorp	6,007	259,983
		3,834,248
Capital Goods — 5.6%
3M Co.	3,496	382,183
A. O. Smith Corp.(a)	5,025	414,261
AMETEK, Inc.	1,505	248,159
Builders FirstSource, Inc.*	1,659	276,953
Caterpillar, Inc.(a)	4,414	1,305,087
Deere & Co.	27	10,796
Eaton Corp. PLC (Ireland)	2,292	551,959
Emerson Electric Co.(a)	21,694	2,111,477
Fortive Corp.(a)	2,618	192,763
General Dynamics Corp.(a)	7,753	2,013,222
General Electric Co.(a)	11,905	1,519,435
Howmet Aerospace, Inc.(a)	14,701	795,618
Illinois Tool Works, Inc.(a)	2,947	771,937
Ingersoll Rand, Inc.(a)	9,914	766,749
Johnson Controls International PLC (Ireland)	25,669	1,479,561
Lockheed Martin Corp.(a)	4,925	2,232,207
Masco Corp.(a)	15,762	1,055,739
Northrop Grumman Corp.	520	243,433
Otis Worldwide Corp.(a)	12,666	1,133,227
PACCAR, Inc.(a)	11,366	1,109,890
Parker-Hannifin Corp.(a)	5,980	2,754,986
Pentair PLC (Ireland)	38,598	2,806,461
Rockwell Automation, Inc.(a)	2,370	735,838
Snap-on, Inc.(a)	7,778	2,246,598
Textron, Inc.(a)	30,046	2,416,299
Trane Technologies PLC (Ireland)	1,013	247,071
TransDigm Group, Inc.(a)	1,655	1,674,198
WW Grainger, Inc.(a)	1,952	1,617,603
		33,113,710
Commercial & Professional Services — 1.7%
Automatic Data Processing, Inc.(a)	1,869	435,421
Broadridge Financial Solutions, Inc.	838	172,419
Copart, Inc.(a)*	13,916	681,884
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Jacobs Solutions, Inc.(a)	10,219	$ 1,326,426
Leidos Holdings, Inc.(a)	17,960	1,943,990
Republic Services, Inc.(a)	7,515	1,239,299
Robert Half, Inc.(a)	26,639	2,342,101
Veralto Corp.(a)	22,177	1,824,280
		9,965,820
Consumer Discretionary Distribution & Retail — 1.5%
Amazon.com, Inc.(a)*	9,594	1,457,712
AutoZone, Inc.*	103	266,318
Best Buy Co., Inc.	4,531	354,687
CarMax, Inc.(a)*	5,385	413,245
eBay, Inc.(a)	13,929	607,583
Home Depot, Inc. (The)(a)	2,784	964,795
LKQ Corp.(a)	22,250	1,063,327
Lowe's Cos., Inc.(a)	4,309	958,968
Pool Corp.(a)	1,483	591,287
TJX Cos., Inc. (The)(a)	16,259	1,525,257
Ulta Beauty, Inc.(a)*	981	480,680
		8,683,859
Consumer Durables & Apparel — 1.3%
DR Horton, Inc.(a)	2,196	333,748
Garmin Ltd. (Switzerland)	6,684	859,161
Lennar Corp., Class A	613	91,362
Mohawk Industries, Inc.*	2,845	294,458
NIKE, Inc., Class B	4,488	487,262
PulteGroup, Inc.(a)	15,765	1,627,263
Ralph Lauren Corp.(a)	9,231	1,331,110
Tapestry, Inc.(a)	72,106	2,654,222
		7,678,586
Consumer Services — 2.3%
Booking Holdings, Inc.(a)*	483	1,713,307
Caesars Entertainment, Inc.(a)*	22,707	1,064,504
Expedia Group, Inc.(a)*	3,181	482,844
Marriott International, Inc., Class A(a)	8,195	1,848,055
McDonald's Corp.(a)	8,933	2,648,724
MGM Resorts International(a)	26,935	1,203,456
Royal Caribbean Cruises Ltd. (Liberia)*	13,785	1,785,020
Starbucks Corp.(a)	9,425	904,894
Yum! Brands, Inc.(a)	14,364	1,876,800
		13,527,604
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.(a)	1,403	926,092
Kroger Co. (The)	8,948	409,013
Sysco Corp.(a)	6,727	491,945

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — (Continued)
Target Corp.(a)	4,473	$ 637,045
Walmart, Inc.(a)	13,747	2,167,215
		4,631,310
Energy — 2.6%
APA Corp.(a)	15,226	546,309
Baker Hughes Co.(a)	60,610	2,071,650
ConocoPhillips(a)	5,027	583,484
Devon Energy Corp.(a)	23,205	1,051,187
EOG Resources, Inc.(a)	4,836	584,914
EQT Corp.(a)	36,327	1,404,402
Exxon Mobil Corp.(a)	17,644	1,764,047
Halliburton Co.(a)	26,547	959,674
Kinder Morgan, Inc.(a)	148,532	2,620,104
Marathon Petroleum Corp.(a)	6,580	976,209
Occidental Petroleum Corp.(a)	12,385	739,508
Pioneer Natural Resources Co.(a)	7,269	1,634,653
Valero Energy Corp.(a)	4,134	537,420
		15,473,561
Equity Real Estate Investment Trusts (REITs) — 1.9%
Alexandria Real Estate Equities, Inc.(a)	4,578	580,353
American Tower Corp.	1,095	236,389
AvalonBay Communities, Inc.	1,110	207,814
Camden Property Trust(a)	4,364	433,301
Crown Castle, Inc.	1,924	221,625
Digital Realty Trust, Inc.(a)	9,467	1,274,069
Extra Space Storage, Inc.(a)	8,499	1,362,645
Healthpeak Properties, Inc.(a)	86,596	1,714,601
Prologis, Inc.	2,954	393,768
Realty Income Corp.(a)	31,954	1,834,799
SBA Communications Corp.	459	116,444
Simon Property Group, Inc.(a)	10,982	1,566,472
VICI Properties, Inc.(a)	31,185	994,178
Welltower, Inc.(a)	5,652	509,641
		11,446,099
Financial Services — 2.6%
American Express Co.	692	129,639
Ameriprise Financial, Inc.	13	4,938
Berkshire Hathaway, Inc., Class B*	975	347,743
BlackRock, Inc.	378	306,860
Capital One Financial Corp.(a)	4,055	531,692
Cboe Global Markets, Inc.	2,167	386,939
Charles Schwab Corp. (The)(a)	6,151	423,189
CME Group, Inc.	1,747	367,918
Fiserv, Inc.(a)*	8,163	1,084,373
FleetCor Technologies, Inc.(a)*	4,299	1,214,940
Franklin Resources, Inc.(a)	29,740	885,955
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Goldman Sachs Group, Inc. (The)(a)	1,754	$ 676,641
Intercontinental Exchange, Inc.(a)	5,011	643,563
Invesco Ltd. (Bermuda)	1,014	18,090
Mastercard, Inc., Class A(a)	3,111	1,326,873
Nasdaq, Inc.(a)	35,821	2,082,633
Northern Trust Corp.	278	23,458
PayPal Holdings, Inc.(a)*	26,484	1,626,382
Raymond James Financial, Inc.	919	102,468
S&P Global, Inc.(a)	1,098	483,691
T Rowe Price Group, Inc.(a)	7,555	813,598
Visa, Inc., Class A(a)	7,808	2,032,813
		15,514,396
Food, Beverage & Tobacco — 3.1%
Altria Group, Inc.(a)	12,730	513,528
Archer-Daniels-Midland Co.(a)	8,771	633,441
Campbell Soup Co.(a)	14,103	609,673
Coca-Cola Co. (The)(a)	43,148	2,542,712
Constellation Brands, Inc., Class A(a)	6,789	1,641,241
General Mills, Inc.(a)	17,122	1,115,327
Hershey Co. (The)(a)	3,079	574,049
J M Smucker Co. (The)(a)	9,808	1,239,535
Kellanova(a)	28,368	1,586,055
Keurig Dr Pepper, Inc.(a)	37,736	1,257,363
Kraft Heinz Co. (The)(a)	47,605	1,760,433
Molson Coors Beverage Co., Class B(a)	9,466	579,414
Mondelez International, Inc., Class A(a)	28,267	2,047,379
PepsiCo, Inc.(a)	6,618	1,124,001
Philip Morris International, Inc.(a)	12,076	1,136,110
		18,360,261
Health Care Equipment & Services — 3.1%
Abbott Laboratories	3,284	361,470
Baxter International, Inc.(a)	31,527	1,218,834
Cardinal Health, Inc.	2,277	229,522
Cencora, Inc.	847	173,957
Centene Corp.(a)*	15,433	1,145,283
Cigna Group (The)(a)	2,610	781,565
CVS Health Corp.(a)	15,423	1,217,800
DaVita, Inc.(a)*	8,498	890,250
DENTSPLY SIRONA, Inc.(a)	16,107	573,248
GE HealthCare Technologies, Inc.(a)	33,136	2,562,076
HCA Healthcare, Inc.(a)	4,224	1,143,352
Hologic, Inc.(a)*	34,994	2,500,321
Laboratory Corp. of America Holdings(a)	2,884	655,504
McKesson Corp.(a)	1,343	621,782

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Molina Healthcare, Inc.(a)*	4,126	$ 1,490,765
Teleflex, Inc.(a)	2,465	614,623
UnitedHealth Group, Inc.(a)	2,951	1,553,613
Zimmer Biomet Holdings, Inc.(a)	7,444	905,935
		18,639,900
Household & Personal Products — 1.1%
Colgate-Palmolive Co.	5,058	403,173
Kenvue, Inc.(a)	98,048	2,110,974
Kimberly-Clark Corp.(a)	11,691	1,420,573
Procter & Gamble Co. (The)(a)	15,828	2,319,435
		6,254,155
Insurance — 1.1%
Aflac, Inc.(a)	5,662	467,115
Arch Capital Group Ltd. (Bermuda)*	5,733	425,790
Assurant, Inc.(a)	1,423	239,761
Brown & Brown, Inc.(a)	6,671	474,375
Chubb Ltd. (Switzerland)	1,974	446,124
Cincinnati Financial Corp.(a)	6,169	638,245
Loews Corp.(a)	23,821	1,657,703
Marsh & McLennan Cos., Inc.(a)	8,543	1,618,642
Willis Towers Watson PLC (Ireland)	2,983	719,500
		6,687,255
Materials — 2.4%
CF Industries Holdings, Inc.(a)	8,616	684,972
DuPont de Nemours, Inc.(a)	3,248	249,869
Eastman Chemical Co.(a)	6,243	560,746
Ecolab, Inc.(a)	911	180,697
International Paper Co.(a)	33,423	1,208,241
Linde PLC (Ireland)	5,165	2,121,317
LyondellBasell Industries NV, Class A (Netherlands)	9,531	906,207
Martin Marietta Materials, Inc.(a)	2,039	1,017,278
Mosaic Co. (The)(a)	63,797	2,279,467
Nucor Corp.(a)	4,940	859,758
Packaging Corp. of America(a)	12,573	2,048,267
PPG Industries, Inc.	445	66,550
Sherwin-Williams Co. (The)(a)	4,313	1,345,225
Steel Dynamics, Inc.(a)	3,663	432,600
		13,961,194
Media & Entertainment — 2.2%
Alphabet, Inc., Class A(a)*	27,846	3,889,808
Charter Communications, Inc., Class A*	205	79,679
Comcast Corp., Class A(a)	20,547	900,986
Electronic Arts, Inc.(a)	2,980	407,694
Fox Corp., Class A(a)	32,568	966,293
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Interpublic Group of Cos., Inc. (The)(a)	22,087	$ 720,920
Meta Platforms, Inc., Class A(a)*	8,263	2,924,771
Netflix, Inc.(a)*	1,747	850,579
News Corp., Class A	19,125	469,519
Omnicom Group, Inc.(a)	6,040	522,520
Take-Two Interactive Software, Inc.*	389	62,609
Walt Disney Co. (The)(a)	10,299	929,897
Warner Bros Discovery, Inc.*	5,897	67,108
		12,792,383
Pharmaceuticals, Biotechnology & Life Sciences — 2.8%
AbbVie, Inc.(a)	881	136,529
Amgen, Inc.(a)	3,169	912,735
Biogen, Inc.(a)*	738	190,972
Bristol-Myers Squibb Co.(a)	24,214	1,242,420
Danaher Corp.(a)	1,839	425,434
Gilead Sciences, Inc.(a)	16,180	1,310,742
Illumina, Inc.*	557	77,557
Incyte Corp.(a)*	26,274	1,649,745
IQVIA Holdings, Inc.(a)*	2,000	462,760
Johnson & Johnson(a)	24,041	3,768,186
Merck & Co., Inc.(a)	20,366	2,220,301
Mettler-Toledo International, Inc.(a)*	1,206	1,462,830
Pfizer, Inc.(a)	6,138	176,713
Vertex Pharmaceuticals, Inc.(a)*	2,698	1,097,789
Viatris, Inc.(a)	113,822	1,232,692
West Pharmaceutical Services, Inc.(a)	823	289,795
		16,657,200
Semiconductors & Semiconductor Equipment — 3.2%
Applied Materials, Inc.(a)	8,170	1,324,112
Broadcom, Inc.(a)	951	1,061,554
KLA Corp.(a)	1,569	912,060
Lam Research Corp.(a)	1,801	1,410,651
Microchip Technology, Inc.(a)	31,906	2,877,283
Micron Technology, Inc.	2,257	192,612
NVIDIA Corp.(a)	9,613	4,760,550
NXP Semiconductors NV (Netherlands)	5,232	1,201,686
QUALCOMM, Inc.(a)	19,356	2,799,458
Skyworks Solutions, Inc.(a)	23,810	2,676,720
		19,216,686
Software & Services — 2.8%
Accenture PLC, Class A (Ireland)	889	311,959
Adobe, Inc.(a)*	1,616	964,106
ANSYS, Inc.*	100	36,288

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Autodesk, Inc.*	341	$ 83,027
Cadence Design Systems, Inc.*	873	237,779
Cognizant Technology Solutions Corp., Class A	414	31,269
EPAM Systems, Inc.*	71	21,111
Fair Isaac Corp.(a)*	352	409,732
Gen Digital, Inc.(a)	90,801	2,072,079
International Business Machines Corp.(a)	7,162	1,171,345
Microsoft Corp.(a)	18,751	7,051,126
Oracle Corp.(a)	1,045	110,174
Roper Technologies, Inc.(a)	1,218	664,017
Salesforce, Inc.(a)*	7,558	1,988,812
ServiceNow, Inc.*	220	155,428
Synopsys, Inc.(a)*	1,102	567,431
VeriSign, Inc.(a)*	4,422	910,755
		16,786,438
Technology Hardware & Equipment — 2.0%
Amphenol Corp., Class A	3,139	311,169
Apple, Inc.(a)	9,955	1,916,636
CDW Corp.	471	107,068
Cisco Systems, Inc.(a)	36,885	1,863,430
F5, Inc.(a)*	6,632	1,186,995
Hewlett Packard Enterprise Co.(a)	34,274	581,973
HP, Inc.(a)	44,079	1,326,337
Jabil, Inc.(a)	10,363	1,320,246
NetApp, Inc.(a)	19,472	1,716,652
Seagate Technology Holdings PLC (Ireland)	7,804	666,228
TE Connectivity Ltd. (Switzerland)	1,104	155,112
Teledyne Technologies, Inc.(a)*	2,146	957,738
		12,109,584
Telecommunication Services — 0.5%
AT&T, Inc.(a)	49,464	830,006
T-Mobile US, Inc.(a)	6,261	1,003,826
Verizon Communications, Inc.(a)	28,609	1,078,559
		2,912,391
Transportation — 1.2%
American Airlines Group, Inc.(a)*	57,764	793,677
CSX Corp.	6,522	226,118
Delta Air Lines, Inc.(a)	39,998	1,609,120
Expeditors International of Washington, Inc.(a)	294	37,397
FedEx Corp.(a)	5,209	1,317,721
Norfolk Southern Corp.(a)	4,148	980,504
Old Dominion Freight Line, Inc.(a)	1,238	501,799
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Uber Technologies, Inc.*	3,009	$ 185,264
United Parcel Service, Inc., Class B(a)	8,680	1,364,756
		7,016,356
Utilities — 0.9%
Constellation Energy Corp.(a)	5,031	588,074
NRG Energy, Inc.(a)	72,733	3,760,296
PG&E Corp.	7,047	127,057
Public Service Enterprise Group, Inc.(a)	11,060	676,319
		5,151,746
TOTAL COMMON STOCKS (Cost $244,107,930)		282,598,647
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY(b) — 46.3%
Gotham Enhanced 500 ETF	10,510,300	274,003,521
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $254,967,129)		274,003,521

TOTAL INVESTMENTS - 94.0% (Cost $499,075,059)		556,602,168
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.0%		35,415,834
NET ASSETS - 100.0%		$592,018,002

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
The portfolio matures between July 29, 2024 and July 11, 2028, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents 4.8% of net assets as of December 31, 2023:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	01/07/27	83,372	$3,093,370	$2,988,886	$15,062
General Motors Co.	USFF +0.250%	Weekly	MS	07/29/24	108,707	3,302,545	3,904,755	719,329
					192,079	6,395,915	6,893,641	734,391
Banks
Bank of America Corp.	USFF +0.250%	Weekly	MS	07/29/24	43,862	1,374,445	1,476,834	235,145
Citizens Financial Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,296	65,941	76,089	14,977
JPMorgan Chase & Co.	USFF +0.250%	Weekly	MS	07/29/24	20,630	2,324,575	3,509,163	1,388,513
PNC Financial Services Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/29/24	3,821	540,873	591,682	111,392
Truist Financial Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,260	172,561	194,199	35,792
US Bancorp	USFF +0.250%	Weekly	MS	01/10/28	6,145	214,098	265,956	68,923
					82,014	4,692,493	6,113,923	1,854,742
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	07/11/28	21,383	1,942,541	2,337,590	481,839
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	01/07/27	24,393	1,660,063	2,010,959	430,068
AMETEK, Inc.	USFF +0.250%	Weekly	MS	07/29/24	7,036	1,026,494	1,160,166	172,318
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	07/11/28	22,458	3,674,863	3,749,139	185,119
Carrier Global Corp.	USFF +0.250%	Weekly	MS	07/11/28	39,193	1,861,543	2,251,638	453,736
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,291	3,390,427	4,521,090	1,295,907
Deere & Co.	USFF +0.250%	Weekly	MS	01/10/28	239	87,091	95,569	11,946
Eaton Corp. PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	3,284	531,702	790,853	283,624
Emerson Electric Co.	USFF +0.250%	Weekly	MS	07/29/24	37,379	3,342,082	3,638,098	449,718
Fortive Corp.	USFF +0.250%	Weekly	MS	07/11/28	20	1,459	1,473	150
General Dynamics Corp.	USFF +0.250%	Weekly	MS	07/29/24	8,118	1,755,112	2,108,001	427,975
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	16,071	1,387,663	2,051,142	710,533
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	31,747	1,403,092	1,718,148	411,645
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,281	692,859	859,425	218,499
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/10/28	13,884	985,119	1,073,789	118,607
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	29,505	1,522,863	1,700,668	234,719
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	07/29/24	5,940	2,602,560	2,692,246	240,668

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	28,474	$1,544,773	$1,907,189	$428,150
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	07/29/24	613	271,393	286,970	33,755
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	01/10/28	14,706	1,228,240	1,315,746	130,620
PACCAR, Inc.	USFF +0.250%	Weekly	MS	07/08/27	13,722	1,065,327	1,339,953	352,103
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	01/10/28	8,057	2,911,150	3,711,860	911,587
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	54,758	3,150,094	3,981,454	976,797
Rockwell Automation, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,561	783,329	795,139	35,510
Snap-on, Inc.	USFF +0.250%	Weekly	MS	07/29/24	11,435	2,470,983	3,302,885	1,042,265
Textron, Inc.	USFF +0.250%	Weekly	MS	01/05/26	41,714	3,007,248	3,354,640	440,795
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	1,121	186,231	273,412	103,712
TransDigm Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,690	1,199,985	1,709,604	605,026
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/29/24	3,806	2,502,788	3,153,994	766,202
					461,879	48,189,074	57,892,840	11,953,593
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	07/29/24	11,787	2,610,526	2,746,017	246,241
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,396	430,885	492,977	78,634
Copart, Inc.	USFF +0.250%	Weekly	MS	07/08/27	33,320	1,337,090	1,632,680	335,979
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	20,662	2,572,518	2,681,928	189,117
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	30,751	3,205,524	3,328,488	231,128
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,682	1,119,659	1,266,839	192,179
Robert Half, Inc.	USFF +0.250%	Weekly	MS	07/29/24	31,525	2,371,893	2,771,678	508,344
Veralto Corp.	USFF +0.250%	Weekly	MS	07/29/24	31,896	2,313,261	2,623,765	383,183
					170,019	15,961,356	17,544,372	2,164,805
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/29/24	83,559	9,283,432	12,695,954	3,692,377
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	477	1,225,359	1,233,336	44,364
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	07/29/24	10,789	723,624	844,563	183,108
CarMax, Inc.	USFF +0.250%	Weekly	MS	01/10/28	9,026	549,686	692,655	159,628
eBay, Inc.	USFF +0.250%	Weekly	MS	07/29/24	39,845	1,575,777	1,738,039	257,130
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	8,228	2,633,728	2,851,413	311,719
LKQ Corp.	USFF +0.250%	Weekly	MS	07/11/28	29,667	1,454,957	1,417,786	13,985
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	07/29/24	5,796	1,088,185	1,289,900	281,100
Pool Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,610	542,113	641,923	118,919
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	25,056	2,126,560	2,350,503	296,803
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,311	496,534	642,377	160,900
					215,364	21,699,955	26,398,449	5,520,033
Consumer Durables & Apparel
DR Horton, Inc.	USFF +0.250%	Weekly	MS	07/29/24	7,952	977,768	1,208,545	267,492

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	7,065	$744,499	$908,135	$196,707
Lennar Corp., Class A	USFF +0.250%	Weekly	MS	07/29/24	1,521	131,888	226,690	104,591
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	16,508	1,524,019	1,708,578	230,582
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	07/29/24	5,087	514,103	552,296	64,213
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	19,791	1,363,516	2,042,827	729,393
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	07/11/28	13,824	1,596,788	1,993,421	454,828
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/29/24	85,000	2,424,854	3,128,850	839,378
					156,748	9,277,435	11,769,342	2,887,184
Consumer Services
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,184	2,684,964	4,199,908	1,595,956
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	01/10/28	69,091	2,965,006	3,238,986	363,586
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	13,489	1,966,663	2,047,495	142,124
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	10,000	1,796,759	2,255,100	530,784
McDonald's Corp.	USFF +0.250%	Weekly	MS	07/29/24	11,258	2,870,931	3,338,110	668,575
MGM Resorts International	USFF +0.250%	Weekly	MS	01/10/28	49,085	1,806,621	2,193,118	441,036
Royal Caribbean Cruises Ltd. (Liberia)	USFF +0.250%	Weekly	MS	07/11/28	26,358	2,412,574	3,413,097	1,073,325
Starbucks Corp.	USFF +0.250%	Weekly	MS	01/07/27	13,683	1,297,710	1,313,705	71,221
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/29/24	16,054	1,956,016	2,097,616	257,412
					210,202	19,757,244	24,097,135	5,144,019
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,697	1,496,045	1,780,236	374,457
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	12,819	569,491	585,956	42,066
Sysco Corp.	USFF +0.250%	Weekly	MS	01/10/28	7,665	530,693	560,541	49,544
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,874	905,478	978,995	101,490
Walmart, Inc.	USFF +0.250%	Weekly	MS	07/29/24	14,201	2,051,416	2,238,788	332,358
					44,256	5,553,123	6,144,516	899,915
Energy
APA Corp.	USFF +0.250%	Weekly	MS	07/29/24	118,461	3,892,440	4,250,381	555,846
Baker Hughes Co.	USFF +0.250%	Weekly	MS	01/10/28	58,956	1,875,909	2,015,116	210,077
ConocoPhillips	USFF +0.250%	Weekly	MS	01/07/27	18,023	1,824,502	2,091,930	422,055
Devon Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	63,208	2,877,891	2,863,322	139,301
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	07/29/24	12,796	1,375,583	1,547,676	372,462
EQT Corp.	USFF +0.250%	Weekly	MS	07/08/27	62,566	1,991,668	2,418,802	524,237
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	07/06/26	29,684	2,932,568	2,967,806	211,262
Halliburton Co.	USFF +0.250%	Weekly	MS	07/29/24	46,105	1,402,544	1,666,696	345,275
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/08/27	173,037	2,878,027	3,052,373	346,861

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/29/24	9,649	$1,120,262	$1,431,526	$394,658
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	07/06/26	14,975	898,749	894,157	22,206
Pioneer Natural Resources Co.	USFF +0.250%	Weekly	MS	01/10/28	9,321	2,028,829	2,096,106	163,654
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/06/26	5,458	648,864	709,540	106,356
					622,239	25,747,836	28,005,431	3,814,250
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	USFF +0.250%	Weekly	MS	07/11/28	22,136	2,159,396	2,806,181	776,886
American Tower Corp.	USFF +0.250%	Weekly	MS	07/29/24	2,404	508,684	518,976	46,718
AvalonBay Communities, Inc.	USFF +0.250%	Weekly	MS	07/29/24	7,232	1,204,146	1,353,975	256,601
Camden Property Trust	USFF +0.250%	Weekly	MS	07/11/28	24,104	2,114,929	2,393,286	366,292
Crown Castle, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,334	119,948	153,663	39,470
Digital Realty Trust, Inc.	USFF +0.250%	Weekly	MS	01/10/28	14,812	1,605,002	1,993,399	483,630
Extra Space Storage, Inc.	USFF +0.250%	Weekly	MS	07/29/24	11,684	1,343,708	1,873,296	592,682
Healthpeak Properties, Inc.	USFF +0.250%	Weekly	MS	07/11/28	109,945	1,808,783	2,176,911	436,180
Prologis, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,113	552,625	681,563	155,009
Realty Income Corp.	USFF +0.250%	Weekly	MS	01/07/27	44,811	2,426,371	2,573,048	290,519
SBA Communications Corp.	USFF +0.250%	Weekly	MS	07/29/24	353	91,004	89,553	3,231
Simon Property Group, Inc.	USFF +0.250%	Weekly	MS	07/29/24	12,587	1,692,261	1,795,410	175,976
VICI Properties, Inc.	USFF +0.250%	Weekly	MS	07/08/27	32,024	951,760	1,020,925	125,906
Welltower, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,300	492,000	568,071	104,787
					294,839	17,070,617	19,998,257	3,853,887
Financial Services
American Express Co.	USFF +0.250%	Weekly	MS	01/07/27	5,001	705,559	936,887	265,630
Ameriprise Financial, Inc.	USFF +0.250%	Weekly	MS	07/11/28	14	4,714	5,318	876
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	07/29/24	16,012	3,459,894	5,710,840	2,355,311
BlackRock, Inc.	USFF +0.250%	Weekly	MS	07/29/24	2,388	1,389,531	1,938,578	743,072
Blackstone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,421	688,113	709,717	42,435
Capital One Financial Corp.	USFF +0.250%	Weekly	MS	07/08/27	6,723	619,342	881,520	299,509
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	14,553	2,575,940	2,598,584	101,279

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Charles Schwab Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	7,030	$454,955	$483,664	$52,539
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,094	1,332,051	1,493,996	264,609
Fiserv, Inc.	USFF +0.250%	Weekly	MS	01/10/28	28,214	3,312,349	3,747,948	535,517
FleetCor Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	16,237	3,155,205	4,588,739	1,529,836
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	07/29/24	79,070	2,205,064	2,355,495	359,998
Goldman Sachs Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/08/27	2,513	873,664	969,440	148,075
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/29/24	9,871	1,019,934	1,267,733	309,069
Invesco Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/29/24	2,336	32,543	41,674	15,135
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	3,974	1,316,608	1,694,951	439,650
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/29/24	39,904	2,147,376	2,320,019	308,933
Northern Trust Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,331	93,672	112,310	22,552
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	79,418	4,143,412	4,877,059	858,612
Raymond James Financial, Inc.	USFF +0.250%	Weekly	MS	01/07/27	918	93,675	102,357	13,722
S&P Global, Inc.	USFF +0.250%	Weekly	MS	11/03/25	1,437	538,003	633,027	123,461
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/29/24	13,275	1,444,407	1,429,585	209,862
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	12,894	2,782,887	3,356,953	704,626
					355,628	34,388,898	42,256,394	9,704,308
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/29/24	23,036	983,621	929,272	161,136
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	07/29/24	36,127	2,687,283	2,609,092	38,833
Campbell Soup Co.	USFF +0.250%	Weekly	MS	07/06/26	41,617	1,826,717	1,799,103	73,058
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	41,234	2,336,233	2,429,920	311,424
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	7,388	1,793,413	1,786,049	51,643
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/29/24	26,975	1,779,443	1,757,152	103,002
Hershey Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	5,659	1,072,066	1,055,064	21,341
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	12,660	1,701,327	1,599,971	(22,453)
Kellanova	USFF +0.250%	Weekly	MS	07/08/27	36,573	2,258,906	2,044,796	(77,150)
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/10/28	54,221	1,711,711	1,806,644	150,316
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	70,426	2,529,723	2,604,353	308,102
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/29/24	13,095	775,065	801,545	64,258
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	34,811	2,271,794	2,521,361	372,577

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/29/24	8,616	$1,438,213	$1,463,341	$118,207
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/29/24	13,372	1,251,917	1,258,038	113,692
					425,810	26,417,432	26,465,701	1,787,986
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	07/29/24	9,736	943,755	1,071,642	219,196
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	127,769	4,273,060	4,939,550	820,902
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	22,986	1,887,787	2,316,989	534,848
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/05/26	9,964	1,652,253	2,046,406	462,466
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	32,413	2,122,444	2,405,369	346,983
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/06/26	5,225	1,333,951	1,564,626	304,574
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/29/24	28,022	1,945,220	2,212,617	429,832
DaVita, Inc.	USFF +0.250%	Weekly	MS	01/10/28	22,493	1,914,154	2,356,367	499,993
DENTSPLY SIRONA, Inc.	USFF +0.250%	Weekly	MS	07/08/27	25,957	736,983	923,810	227,932
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	45,160	2,819,934	3,491,771	760,850
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/29/24	9,347	2,094,959	2,530,046	515,607
Hologic, Inc.	USFF +0.250%	Weekly	MS	07/29/24	60,527	4,345,762	4,324,654	109,956
Laboratory Corp. of America Holdings	USFF +0.250%	Weekly	MS	07/11/28	4,614	988,991	1,048,716	90,416
McKesson Corp.	USFF +0.250%	Weekly	MS	07/29/24	1,625	691,823	752,343	86,144
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,451	1,635,829	1,969,501	383,064
Teleflex, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,751	744,173	935,274	214,779
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/29/24	3,592	1,859,296	1,891,080	114,297
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,947	1,051,291	1,210,550	193,555
					428,579	33,041,665	37,991,311	6,315,394
Household & Personal Products
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	29,323	2,179,256	2,337,336	231,809
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/11/28	129,710	2,706,421	2,792,656	189,888
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	01/07/27	19,036	2,355,413	2,313,064	106,598
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	20,987	2,964,414	3,075,435	279,627
					199,056	10,205,504	10,518,491	807,922
Insurance
Aflac, Inc.	USFF +0.250%	Weekly	MS	07/29/24	36,504	2,685,806	3,011,580	452,844
Arch Capital Group Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/08/27	20,565	1,176,014	1,527,363	386,883
Assurant, Inc.	USFF +0.250%	Weekly	MS	07/29/24	10,792	1,338,202	1,818,344	547,626
Brown & Brown, Inc.	USFF +0.250%	Weekly	MS	07/08/27	43,511	2,818,673	3,094,067	372,631
Chubb Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	5,649	1,156,096	1,276,674	164,413

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Insurance — (continued)
Cincinnati Financial Corp.	USFF +0.250%	Weekly	MS	01/10/28	15,406	$1,557,656	$1,593,905	$102,309
Loews Corp.	USFF +0.250%	Weekly	MS	07/29/24	33,759	2,040,747	2,349,289	376,332
Marsh & McLennan Cos., Inc.	USFF +0.250%	Weekly	MS	07/11/28	15,515	2,935,781	2,939,627	92,637
MetLife, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,225	71,788	81,009	19,032
Willis Towers Watson PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	5,583	1,315,720	1,346,620	75,254
					188,509	17,096,483	19,038,478	2,589,961
Materials
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	07/29/24	35,992	2,426,917	2,861,364	569,318
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	07/29/24	9,197	604,172	707,525	148,482
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/11/28	15,484	1,224,138	1,390,773	215,943
Ecolab, Inc.	USFF +0.250%	Weekly	MS	07/11/28	4,794	803,662	950,890	174,391
International Paper Co.	USFF +0.250%	Weekly	MS	07/29/24	72,942	2,436,428	2,636,853	403,743
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	7,693	2,746,611	3,159,592	521,275
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/08/27	17,237	1,578,073	1,638,894	111,587
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,517	1,245,436	1,255,756	47,947
Mosaic Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	80,322	2,845,735	2,869,905	171,003
Nucor Corp.	USFF +0.250%	Weekly	MS	07/29/24	5,078	736,677	883,775	185,350
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	14,525	2,056,818	2,366,268	431,918
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,163	639,777	772,127	154,782
Sherwin-Williams Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	6,807	1,897,254	2,123,103	285,045
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,397	634,682	755,486	150,725
					284,148	21,876,380	24,372,311	3,571,509
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	76,546	6,006,715	10,692,711	4,867,093
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	903	296,830	350,978	63,186
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/29/24	60,414	2,196,176	2,649,154	586,791
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6,799	844,691	930,171	112,465
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	38,985	1,192,998	1,156,685	6,371
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/29/24	32,314	933,832	1,054,729	242,654

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	14,921	$2,824,182	$5,281,437	$2,546,793
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,453	763,498	1,194,317	453,921
News Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	22,958	466,495	563,619	113,189
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8,228	588,531	711,804	165,570
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	07/29/24	887	113,742	142,763	32,541
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	30,201	2,723,921	2,726,848	91,191
Warner Bros Discovery, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,405	131,008	141,169	14,193
					308,014	19,082,619	27,596,385	9,295,958
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF +0.250%	Weekly	MS	07/29/24	16,222	2,367,165	2,513,923	238,555
Amgen, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,940	2,881,482	3,150,939	376,487
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,935	1,145,432	1,277,030	165,948
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	07/06/26	80,991	4,499,568	4,155,648	(153,275)
Danaher Corp.	USFF +0.250%	Weekly	MS	07/29/24	3,708	744,916	857,809	149,089
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	07/29/24	25,838	1,875,234	2,093,136	374,221
Illumina, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,241	191,615	172,797	(12,951)
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	52,293	2,822,166	3,283,477	546,457
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,228	692,081	746,895	75,764
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/29/24	25,968	3,738,559	4,070,224	778,629
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/29/24	22,963	2,342,241	2,503,426	355,555
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,400	1,428,588	1,698,144	312,702
Pfizer, Inc.	USFF +0.250%	Weekly	MS	07/29/24	27,568	851,887	793,683	490
Vertex Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/06/26	2,976	1,097,327	1,210,905	146,741
Viatris, Inc.	USFF +0.250%	Weekly	MS	07/11/28	119,503	1,132,654	1,294,217	203,814
West Pharmaceutical Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,997	994,270	1,055,304	91,696
					402,771	28,805,185	30,877,557	3,649,922
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/29/24	22,738	2,947,175	3,685,148	876,175
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/29/24	5,642	3,774,089	6,297,883	2,746,584
KLA Corp.	USFF +0.250%	Weekly	MS	07/29/24	3,014	1,251,185	1,752,038	564,317
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/29/24	2,406	1,302,948	1,884,524	637,325
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/10/28	28,400	2,069,990	2,561,112	589,212
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/29/24	6,000	324,610	512,040	203,421
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	13,843	5,202,952	6,855,330	1,812,691

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	8,742	$1,565,330	$2,007,863	$513,574
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	22,196	2,537,439	3,210,207	793,333
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	27,168	2,648,566	3,054,227	519,246
					140,149	23,624,284	31,820,372	9,255,878
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	12,021	3,789,630	4,218,289	549,886
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,445	1,844,751	3,248,487	1,459,425
ANSYS, Inc.	USFF +0.250%	Weekly	MS	07/08/27	552	116,848	200,310	87,076
Autodesk, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,266	239,721	308,246	75,841
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	07/29/24	1,667	387,671	454,041	78,145
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	07/29/24	3,346	202,692	252,723	68,147
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	07/06/26	362	167,782	107,637	(54,997)
Fair Isaac Corp.	USFF +0.250%	Weekly	MS	01/10/28	704	479,165	819,463	354,831
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/11/28	190,365	3,683,789	4,344,129	805,775
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	8,707	1,138,394	1,424,030	357,051
Microsoft Corp.	USFF +0.250%	Weekly	MS	07/29/24	48,271	11,936,709	18,151,827	6,886,733
Oracle Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,870	378,528	408,014	45,523
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,391	627,215	758,331	152,973
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	21,314	3,603,577	5,608,566	2,113,684
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	558	224,140	394,221	176,928
Synopsys, Inc.	USFF +0.250%	Weekly	MS	07/29/24	1,400	690,646	720,874	51,134
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,167	1,027,105	1,064,195	68,137
					306,406	30,538,363	42,483,383	13,276,292
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	24,553	1,912,460	2,433,939	597,678
Apple, Inc.	USFF +0.250%	Weekly	MS	07/29/24	112,975	10,369,482	21,751,077	12,078,524
CDW Corp.	USFF +0.250%	Weekly	MS	01/07/27	4,021	734,173	914,054	208,090
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/29/24	98,700	4,377,471	4,986,324	1,025,659
F5, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10,498	1,557,466	1,878,932	368,497
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/10/28	54,450	772,959	924,561	196,256
HP, Inc.	USFF +0.250%	Weekly	MS	07/29/24	74,522	1,933,440	2,242,367	572,549
Jabil, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,941	1,429,639	1,393,883	7,423
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/08/27	29,100	2,078,134	2,565,456	568,824

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	7,965	$447,278	$679,972	$262,993
TE Connectivity Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/11/28	1,139	136,715	160,030	46,917
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	07/29/24	2,272	882,858	1,013,971	172,847
					431,136	26,632,075	40,944,566	16,106,257
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/06/26	53,403	851,107	896,102	127,345
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	07/29/24	7,871	1,074,258	1,261,957	224,911
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/29/24	34,033	1,333,144	1,283,044	19,683
					95,307	3,258,509	3,441,103	371,939
Transportation
American Airlines Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	322,507	4,573,796	4,431,246	(4,615)
CSX Corp.	USFF +0.250%	Weekly	MS	07/29/24	38,285	1,180,151	1,327,341	211,603
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	122,725	4,892,997	4,937,227	197,185
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	07/29/24	312	32,814	39,686	9,489
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	9,397	2,295,948	2,377,159	168,728
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,662	902,056	1,102,004	235,669
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,109	655,390	854,841	224,263
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,070	190,149	189,020	4,694
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	9,338	1,313,410	1,468,214	200,869
					512,405	16,036,711	16,726,738	1,247,885
Utilities
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	01/05/26	13,364	1,414,151	1,562,118	198,145
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/29/24	103,372	4,144,067	5,344,332	1,420,187
PG&E Corp.	USFF +0.250%	Weekly	MS	07/08/27	8,968	124,241	161,693	41,379
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	14,462	856,833	884,351	76,615
					140,166	6,539,292	7,952,494	1,736,326

Total Reference Entity — Long						471,888,448	567,343,190	118,544,356

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Aptiv PLC (Jersey)	USFF -0.250%	Weekly	MS	01/07/27	(13,958)	$(1,896,447)	$(1,252,312)	$596,098
Ford Motor Co.	USFF -0.250%	Weekly	MS	01/10/28	(271,636)	(3,031,838)	(3,311,243)	(399,952)
					(285,594)	(4,928,285)	(4,563,555)	196,146
Banks
Comerica, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(963)	(94,874)	(53,745)	33,460
Fifth Third Bancorp	USFF -0.250%	Weekly	MS	01/07/27	(10,935)	(412,597)	(377,148)	5,823
Huntington Bancshares, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(15,526)	(254,000)	(197,491)	40,283
KeyCorp.	USFF -0.250%	Weekly	MS	01/07/27	(18,361)	(375,925)	(264,398)	85,983
M&T Bank Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,266)	(603,637)	(447,703)	119,804
Regions Financial Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,532)	(113,248)	(87,830)	21,549
Wells Fargo & Co.	USFF -0.250%	Weekly	MS	07/08/27	(6,947)	(328,711)	(341,931)	(31,914)
Zions Bancorp NA	USFF -0.250%	Weekly	MS	01/07/27	(2,855)	(201,281)	(125,249)	61,828
					(63,385)	(2,384,273)	(1,895,495)	336,816
Capital Goods
Allegion PLC (Ireland)	USFF -0.250%	Weekly	MS	01/07/27	(38,968)	(4,235,714)	(4,936,856)	(833,897)
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(24,589)	(5,066,507)	(6,352,076)	(1,414,059)
Boeing Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(12,460)	(2,491,045)	(3,247,824)	(819,906)
Cummins, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,245)	(836,465)	(777,405)	36,620
Dover Corp.	USFF -0.250%	Weekly	MS	01/10/28	(25,619)	(3,509,293)	(3,940,458)	(535,576)
Fastenal Co.	USFF -0.250%	Weekly	MS	07/11/28	(8,187)	(504,144)	(530,272)	(42,109)
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(26,706)	(4,283,857)	(3,451,483)	714,746
Honeywell International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,679)	(1,166,446)	(1,190,943)	(61,660)
Hubbell, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(8,136)	(2,646,496)	(2,676,174)	(96,751)
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,177)	(1,025,139)	(1,084,516)	(125,270)
IDEX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(17,538)	(3,795,346)	(3,807,675)	(119,170)
L3Harris Technologies, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(19,486)	(3,907,089)	(4,104,141)	(332,391)
Nordson Corp.	USFF -0.250%	Weekly	MS	01/10/28	(9,038)	(2,198,974)	(2,387,478)	(270,957)
Quanta Services, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,311)	(591,210)	(714,514)	(138,670)
RTX Corp.	USFF -0.250%	Weekly	MS	01/10/28	(23,114)	(2,326,827)	(1,944,812)	279,111
Stanley Black & Decker, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(14,532)	(1,987,869)	(1,425,589)	469,144
United Rentals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,409)	(1,831,552)	(2,528,209)	(765,482)
Westinghouse Air Brake Technologies Corp.	USFF -0.250%	Weekly	MS	01/07/27	(27,420)	(3,067,853)	(3,479,598)	(495,996)
Xylem, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(58,624)	(6,255,651)	(6,704,241)	(655,842)
					(335,238)	(51,727,477)	(55,284,264)	(5,208,115)
Commercial & Professional Services
Ceridian HCM Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(54,531)	(4,181,712)	(3,660,121)	415,557

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Cintas Corp.	USFF -0.250%	Weekly	MS	07/11/28	(2,535)	$(1,323,119)	$(1,527,743)	$(245,896)
Equifax, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(17,578)	(3,726,651)	(4,346,864)	(746,450)
Paychex, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(15,056)	(1,738,778)	(1,793,320)	(104,387)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(7,634)	(2,524,223)	(1,578,100)	874,904
Rollins, Inc.	USFF -0.250%	Weekly	MS	07/29/24	(55,775)	(2,285,473)	(2,435,694)	(229,248)
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(12,810)	(3,074,674)	(3,059,797)	(66,817)
Waste Management, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(21,734)	(3,559,739)	(3,892,559)	(447,906)
					(187,653)	(22,414,369)	(22,294,198)	(550,243)
Consumer Discretionary Distribution & Retail
Bath & Body Works, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(44,677)	(1,334,064)	(1,928,259)	(627,960)
Etsy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(13,576)	(2,265,522)	(1,100,335)	1,107,783
Genuine Parts Co.	USFF -0.250%	Weekly	MS	07/11/28	(1,935)	(305,195)	(267,998)	25,981
O'Reilly Automotive, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,526)	(1,442,600)	(1,449,822)	(43,916)
Ross Stores, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(14,451)	(1,807,261)	(1,999,874)	(242,219)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/10/28	(3,649)	(871,936)	(784,644)	53,980
					(79,814)	(8,026,578)	(7,530,932)	273,649
Consumer Durables & Apparel
Hasbro, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,118)	(147,329)	(108,145)	34,055
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(5,222)	(2,157,405)	(2,669,956)	(599,837)
NVR, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(353)	(2,206,662)	(2,471,159)	(320,407)
VF Corp.	USFF -0.250%	Weekly	MS	07/06/26	(202,602)	(3,453,180)	(3,808,918)	(486,796)
Whirlpool Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,055)	(316,269)	(250,237)	43,796
					(212,350)	(8,280,845)	(9,308,415)	(1,329,189)
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(23,520)	(3,240,326)	(3,202,013)	(43,830)
Carnival Corp. (Panama)	USFF -0.250%	Weekly	MS	01/05/26	(125,098)	(2,375,723)	(2,319,317)	(4,684)
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(843)	(1,793,290)	(1,927,907)	(180,036)
Darden Restaurants, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(18,478)	(2,695,530)	(3,035,935)	(408,722)
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(10,585)	(4,144,613)	(4,363,455)	(361,494)
Hilton Worldwide Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(10,390)	(1,721,054)	(1,891,915)	(217,169)
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	07/11/28	(36,808)	(1,743,404)	(1,811,322)	(118,497)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/29/24	(55,681)	(1,433,607)	(1,115,847)	281,469
Wynn Resorts Ltd.	USFF -0.250%	Weekly	MS	07/29/24	(22,279)	(2,422,701)	(2,029,840)	290,300
					(303,682)	(21,570,248)	(21,697,551)	(762,663)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail
Dollar General Corp.	USFF -0.250%	Weekly	MS	01/10/28	(9,058)	$(1,822,239)	$(1,231,435)	$532,208
Dollar Tree, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(27,515)	(3,709,997)	(3,908,506)	(292,572)
Walgreens Boots Alliance, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(24,883)	(642,864)	(649,695)	(21,634)
					(61,456)	(6,175,100)	(5,789,636)	218,002
Energy
Chevron Corp.	USFF -0.250%	Weekly	MS	07/11/28	(8,570)	(1,243,007)	(1,278,301)	(84,167)
Coterra Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(101,607)	(2,741,432)	(2,593,011)	61,966
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(20,337)	(3,132,158)	(3,153,862)	(165,332)
Hess Corp.	USFF -0.250%	Weekly	MS	07/08/27	(52,973)	(7,795,712)	(7,636,588)	(82,702)
Marathon Oil Corp.	USFF -0.250%	Weekly	MS	01/10/28	(225,192)	(5,507,162)	(5,440,639)	(121,902)
ONEOK, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(63,985)	(4,211,123)	(4,493,027)	(388,685)
Phillips 66	USFF -0.250%	Weekly	MS	07/08/27	(5,176)	(617,503)	(689,133)	(104,160)
Schlumberger NV (Curacao)	USFF -0.250%	Weekly	MS	07/08/27	(87,566)	(4,923,270)	(4,556,935)	197,143
SPDR S&P 500 ETF Trust	USFF -0.250%	Weekly	MS	07/11/28	(4,995)	(2,362,218)	(2,374,173)	(80,358)
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/08/27	(41,284)	(3,279,292)	(3,586,341)	(431,775)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(32,944)	(1,145,329)	(1,147,440)	(77,730)
					(644,629)	(36,958,206)	(36,949,450)	(1,277,702)
Equity Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(42,901)	(2,633,255)	(3,010,363)	(534,694)
Equinix, Inc.	USFF -0.250%	Weekly	MS	07/29/24	(4,644)	(3,725,783)	(3,740,231)	(188,892)
Equity Residential	USFF -0.250%	Weekly	MS	01/07/27	(33,012)	(2,219,177)	(2,019,014)	88,574
Essex Property Trust, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(9,831)	(2,089,633)	(2,437,498)	(458,260)
Federal Realty Investment Trust	USFF -0.250%	Weekly	MS	07/06/26	(19,317)	(1,974,473)	(1,990,617)	(111,466)
Host Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(33,693)	(622,172)	(656,003)	(92,598)
Invitation Homes, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(13,597)	(451,985)	(463,794)	(29,486)
Iron Mountain, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(39,074)	(2,295,718)	(2,734,399)	(677,929)
Kimco Realty Corp.	USFF -0.250%	Weekly	MS	07/06/26	(107,722)	(2,435,250)	(2,295,556)	(42,781)
Mid-America Apartment Communities, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(953)	(146,584)	(128,140)	12,883
Public Storage	USFF -0.250%	Weekly	MS	01/10/28	(9,041)	(2,612,579)	(2,757,505)	(292,240)
Regency Centers Corp.	USFF -0.250%	Weekly	MS	01/07/27	(44,110)	(2,883,836)	(2,955,370)	(262,245)
UDR, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(21,952)	(920,258)	(840,542)	45,715

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Equity Real Estate Investment Trusts (REITs) — (continued)
Ventas, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(88,283)	$(4,097,073)	$(4,400,025)	$(526,484)
Weyerhaeuser Co.	USFF -0.250%	Weekly	MS	01/10/28	(15,948)	(529,765)	(554,512)	(41,790)
					(484,078)	(29,637,541)	(30,983,569)	(3,111,693)
Financial Services
Bank of New York Mellon Corp. (The)	USFF -0.250%	Weekly	MS	01/07/27	(17,902)	(920,400)	(931,799)	(59,066)
Discover Financial Services	USFF -0.250%	Weekly	MS	01/10/28	(945)	(113,461)	(106,218)	2,591
FactSet Research Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(10,071)	(4,566,929)	(4,804,371)	(364,858)
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	07/29/24	(82,730)	(5,475,484)	(4,969,591)	264,059
Global Payments, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(32,561)	(4,586,126)	(4,135,247)	293,986
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(26,072)	(3,965,310)	(4,260,426)	(411,656)
MarketAxess Holdings, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(1,921)	(597,492)	(562,565)	16,805
Moody's Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,841)	(685,673)	(719,021)	(50,658)
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,442)	(3,717,972)	(3,643,917)	(57,836)
State Street Corp.	USFF -0.250%	Weekly	MS	07/06/26	(13,127)	(1,204,700)	(1,016,817)	121,020
Synchrony Financial	USFF -0.250%	Weekly	MS	07/06/26	(27,218)	(1,144,507)	(1,039,455)	44,483
					(220,830)	(26,978,054)	(26,189,427)	(201,130)
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	07/29/24	(68,900)	(4,309,775)	(3,934,190)	234,354
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	01/10/28	(16,143)	(1,678,893)	(1,629,636)	(2,359)
Conagra Brands, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(10,038)	(405,804)	(287,689)	95,983
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	01/10/28	(108)	(5,313)	(3,468)	1,713
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/29/24	(72,984)	(7,252,568)	(7,888,841)	(871,901)
McCormick & Co., Inc.	USFF -0.250%	Weekly	MS	07/29/24	(15,748)	(1,578,737)	(1,077,478)	437,491
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	07/06/26	(89,307)	(4,841,166)	(5,144,976)	(426,581)
Tyson Foods, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(155,360)	(7,751,881)	(8,350,600)	(954,233)
					(428,588)	(27,824,137)	(28,316,878)	(1,485,533)
Health Care Equipment & Services
Align Technology, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,359)	(1,462,461)	(646,366)	779,072
Becton Dickinson & Co.	USFF -0.250%	Weekly	MS	01/10/28	(2,800)	(704,581)	(682,724)	2,436
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	07/11/28	(56,987)	(3,009,272)	(3,294,418)	(383,980)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/06/26	(8,439)	(3,042,722)	(3,193,655)	(228,246)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(31,929)	$(3,888,712)	$(3,962,070)	$(199,523)
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	07/06/26	(12,460)	(1,478,160)	(950,075)	490,664
Elevance Health, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,854)	(1,914,228)	(1,817,392)	39,326
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(29,122)	(2,419,128)	(2,204,827)	152,999
Humana, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,525)	(2,780,508)	(2,529,400)	175,330
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,797)	(2,004,455)	(2,107,525)	(172,484)
Insulet Corp.	USFF -0.250%	Weekly	MS	01/10/28	(21,652)	(5,751,960)	(4,698,051)	857,692
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,873)	(1,692,257)	(1,981,315)	(331,914)
Medtronic PLC (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(13,516)	(1,115,101)	(1,113,448)	(2,931)
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(31,435)	(4,331,380)	(4,334,258)	(150,114)
ResMed, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,683)	(456,769)	(289,510)	148,902
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	07/06/26	(18,521)	(4,028,533)	(4,071,842)	(182,368)
Stryker Corp.	USFF -0.250%	Weekly	MS	07/11/28	(10,939)	(3,209,760)	(3,275,793)	(155,932)
Universal Health Services, Inc., Class B	USFF -0.250%	Weekly	MS	01/10/28	(21,571)	(2,776,791)	(3,288,283)	(586,303)
					(282,462)	(46,066,778)	(44,440,952)	252,626
Household & Personal Products
Church & Dwight Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(25,454)	(2,446,551)	(2,406,930)	(35,887)
Clorox Co. (The)	USFF -0.250%	Weekly	MS	01/05/26	(33,029)	(4,474,347)	(4,709,605)	(384,365)
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/08/27	(28,095)	(4,455,076)	(4,108,894)	203,539
					(86,578)	(11,375,974)	(11,225,429)	(216,713)
Insurance
Allstate Corp. (The)	USFF -0.250%	Weekly	MS	01/07/27	(17,997)	(2,429,436)	(2,519,220)	(227,344)
American International Group, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(21,535)	(1,384,682)	(1,458,996)	(137,756)
Aon PLC, Class A (Ireland)	USFF -0.250%	Weekly	MS	07/11/28	(7,915)	(2,583,169)	(2,303,423)	214,280
Arthur J Gallagher & Co.	USFF -0.250%	Weekly	MS	07/11/28	(10,995)	(2,620,939)	(2,472,556)	76,026
Everest Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(3,527)	(1,371,648)	(1,247,077)	85,340
Globe Life, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,931)	(793,780)	(843,641)	(70,688)
Hartford Financial Services Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(22,162)	(1,653,484)	(1,781,382)	(191,277)
Principal Financial Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,512)	(772,460)	(826,979)	(78,984)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Insurance — (continued)
Progressive Corp. (The)	USFF -0.250%	Weekly	MS	07/11/28	(8,954)	$(1,409,256)	$(1,426,193)	$(52,610)
Prudential Financial, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(8,257)	(895,664)	(856,333)	(32,728)
Travelers Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(10,810)	(1,889,860)	(2,059,197)	(233,709)
W R Berkley Corp.	USFF -0.250%	Weekly	MS	07/11/28	(10,115)	(701,657)	(715,333)	(42,093)
					(139,710)	(18,506,035)	(18,510,330)	(691,543)
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(18,350)	(5,185,794)	(5,024,230)	(19,200)
Albemarle Corp.	USFF -0.250%	Weekly	MS	07/08/27	(7,755)	(1,817,425)	(1,120,442)	641,694
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	07/08/27	(914)	(11,434)	(8,811)	1,975
Avery Dennison Corp.	USFF -0.250%	Weekly	MS	01/07/27	(15,308)	(2,883,774)	(3,094,665)	(354,202)
Ball Corp.	USFF -0.250%	Weekly	MS	11/03/25	(16,433)	(1,062,393)	(945,226)	77,545
Celanese Corp.	USFF -0.250%	Weekly	MS	01/10/28	(13,949)	(1,717,941)	(2,167,256)	(495,661)
Corteva, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(111,004)	(6,284,283)	(5,319,312)	764,273
Dow, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(27,751)	(1,427,695)	(1,521,865)	(132,210)
FMC Corp.	USFF -0.250%	Weekly	MS	01/10/28	(46,252)	(5,077,032)	(2,916,189)	1,953,440
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(14,497)	(503,569)	(617,137)	(126,060)
International Flavors & Fragrances, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,131)	(169,264)	(91,577)	69,093
Newmont Corp.	USFF -0.250%	Weekly	MS	01/10/28	(32,633)	(1,405,325)	(1,350,680)	(13,943)
Vulcan Materials Co.	USFF -0.250%	Weekly	MS	07/11/28	(8,323)	(1,865,310)	(1,889,404)	(71,342)
Westrock Co.	USFF -0.250%	Weekly	MS	01/10/28	(66,784)	(2,448,901)	(2,772,872)	(404,673)
					(381,084)	(31,860,140)	(28,839,666)	1,890,729
Media & Entertainment
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(26,096)	(2,489,562)	(2,442,586)	(16,113)
Match Group, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(10,408)	(1,604,491)	(379,892)	1,277,277
Paramount Global, Class B	USFF -0.630%	Weekly	MS	01/07/27	(48,565)	(988,883)	(718,276)	228,151
					(85,069)	(5,082,936)	(3,540,754)	1,489,315
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,990)	(423,240)	(415,700)	(4,444)
Bio-Rad Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(1,185)	(847,877)	(382,625)	443,826
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/06/26	(50,191)	(4,522,857)	(3,872,738)	513,420
Catalent, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(137,495)	(10,092,651)	(6,177,650)	3,631,644
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(7,284)	(1,605,167)	(1,721,938)	(171,298)
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	07/11/28	(1,238)	(732,439)	(721,655)	(8,178)
Moderna, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(86,241)	(8,718,499)	(8,576,667)	(136,993)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Regeneron Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,535)	$(2,130,902)	$(2,226,465)	$(149,550)
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(10,402)	(1,147,284)	(1,137,043)	(18,601)
Thermo Fisher Scientific, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,920)	(1,051,267)	(1,019,117)	3,923
Waters Corp.	USFF -0.250%	Weekly	MS	07/08/27	(11,088)	(3,169,215)	(3,650,502)	(580,847)
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(20,573)	(3,968,726)	(4,060,493)	(219,008)
					(333,142)	(38,410,124)	(33,962,593)	3,303,894
Real Estate Management & Development
CBRE Group, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(10,196)	(834,154)	(949,146)	(146,401)
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(8,903)	(749,947)	(778,033)	(47,026)
					(19,099)	(1,584,101)	(1,727,179)	(193,427)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,741)	(663,535)	(698,871)	(53,105)
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(23,225)	(4,090,632)	(4,611,556)	(651,447)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(26,214)	(4,575,369)	(3,463,918)	995,426
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(20,188)	(3,822,067)	(3,477,989)	246,778
Intel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(67,359)	(2,566,751)	(3,384,790)	(972,500)
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,912)	(1,559,318)	(1,836,831)	(327,114)
Qorvo, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(46,037)	(4,030,906)	(5,184,227)	(1,259,845)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(36,477)	(3,885,080)	(3,958,484)	(184,571)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(22,171)	(3,886,607)	(3,779,269)	(32,799)
					(249,324)	(29,080,265)	(30,395,935)	(2,239,177)
Software & Services
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(17,179)	(1,779,582)	(2,033,135)	(298,625)
Fortinet, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(72,621)	(4,357,992)	(4,250,507)	(4,903)
Gartner, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(4,705)	(1,692,462)	(2,122,473)	(472,871)
Intuit, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,550)	(1,464,218)	(1,593,827)	(166,810)
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,614)	(2,621,777)	(3,129,856)	(574,525)
PTC, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(21,151)	(2,965,565)	(3,700,579)	(841,481)
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(11,052)	(4,544,932)	(4,621,062)	(191,383)
					(139,872)	(19,426,528)	(21,451,439)	(2,550,598)
Technology Hardware & Equipment
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(12,575)	(2,392,229)	(2,961,538)	(629,929)
Corning, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(61,799)	(2,149,805)	(1,881,780)	162,165

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Juniper Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,151)	$(380,122)	$(328,731)	$34,476
Keysight Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(701)	(125,094)	(111,522)	10,490
Motorola Solutions, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(6,966)	(2,044,886)	(2,180,985)	(195,998)
Trimble, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(19,914)	(1,465,928)	(1,059,425)	369,392
Western Digital Corp.	USFF -0.250%	Weekly	MS	07/08/27	(157,871)	(6,720,483)	(8,267,704)	(1,717,687)
Zebra Technologies Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(8,112)	(1,796,477)	(2,217,253)	(500,589)
					(279,089)	(17,075,024)	(19,008,938)	(2,467,680)
Transportation
CH Robinson Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(20,646)	(1,770,549)	(1,783,608)	(72,339)
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(17,454)	(3,405,171)	(3,486,262)	(205,435)
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/05/26	(226,768)	(8,091,941)	(6,549,060)	1,227,494
Union Pacific Corp.	USFF -0.250%	Weekly	MS	07/11/28	(6,746)	(1,544,043)	(1,656,953)	(172,628)
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(95,329)	(4,567,342)	(3,933,275)	518,246
					(366,943)	(19,379,046)	(17,409,158)	1,295,338
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(56,336)	(1,326,750)	(1,084,468)	187,599
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	07/06/26	(69,658)	(3,876,192)	(3,573,455)	100,003
Ameren Corp.	USFF -0.250%	Weekly	MS	01/07/27	(34,802)	(2,929,171)	(2,517,577)	276,351
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/07/27	(30,707)	(2,949,514)	(2,494,023)	258,784
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	11/03/25	(10,398)	(1,630,558)	(1,372,432)	177,326
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	07/29/24	(18,285)	(2,092,360)	(2,119,231)	(135,188)
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(85,512)	(2,499,349)	(2,443,078)	(48,532)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(53,384)	(3,396,628)	(3,100,009)	122,340
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(19,371)	(1,746,799)	(1,762,180)	(59,621)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(16,756)	(871,192)	(787,532)	52,867
DTE Energy Co.	USFF -0.250%	Weekly	MS	01/10/28	(20,285)	(2,183,888)	(2,236,624)	(164,078)
Duke Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(17,618)	(1,743,936)	(1,709,651)	(59,644)
Edison International	USFF -0.250%	Weekly	MS	07/29/24	(42,644)	(2,985,567)	(3,048,620)	(293,684)
Entergy Corp.	USFF -0.250%	Weekly	MS	07/29/24	(18,355)	(1,838,985)	(1,857,342)	(75,020)
Evergy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(63,009)	(3,809,629)	(3,289,070)	291,505
Eversource Energy	USFF -0.250%	Weekly	MS	07/29/24	(34,946)	(2,629,716)	(2,156,867)	280,923
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(82,163)	(3,225,582)	(2,949,652)	156,939
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/29/24	(65,997)	(2,626,324)	(2,419,450)	81,139
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(7,427)	(668,682)	(451,116)	184,983
NiSource, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(105,324)	(3,078,422)	(2,796,352)	109,282

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Concluded)
December 31, 2023
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	07/29/24	(45,167)	$(3,489,519)	$(3,244,797)	$71,091
PPL Corp.	USFF -0.250%	Weekly	MS	01/10/28	(9,327)	(258,178)	(252,762)	(3,029)
Sempra	USFF -0.250%	Weekly	MS	01/07/27	(27,939)	(2,133,437)	(2,087,881)	(67,454)
Southern Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(45,507)	(3,242,509)	(3,190,951)	(92,968)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(24,234)	(2,284,382)	(2,039,776)	127,891
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(43,326)	(2,812,608)	(2,682,313)	(13,602)
					(1,048,477)	(62,329,877)	(57,667,209)	1,466,203

Total Reference Entity — Short						(547,081,941)	(538,982,952)	(11,562,688)
Net Value of Reference Entity						$(75,193,493)	$28,360,238	$106,981,668

*	Includes $3,427,937 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $106,981,668, which are considered Level 2 as of and for the period ended December 31, 2023.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM LARGE VALUE FUND
Portfolio of Investments
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.4%
Automobiles & Components — 1.2%
Aptiv PLC (Jersey)*	1,162	$ 104,254
BorgWarner, Inc.	1,009	36,173
General Motors Co.	7,064	253,739
		394,166
Banks — 2.6%
Citigroup, Inc.	5,709	293,671
Citizens Financial Group, Inc.	2,542	84,242
Comerica, Inc.	718	40,071
Fifth Third Bancorp	3,491	120,405
Huntington Bancshares, Inc.	7,892	100,386
KeyCorp.	5,102	73,469
PNC Financial Services Group, Inc. (The)	669	103,595
Zions Bancorp NA	808	35,447
		851,286
Capital Goods — 14.4%
3M Co.	2,328	254,497
A. O. Smith Corp.	695	57,296
Allegion PLC (Ireland)	341	43,201
AMETEK, Inc.	507	83,599
Builders FirstSource, Inc.*	486	81,133
Carrier Global Corp.	3,476	199,696
Caterpillar, Inc.	2,087	617,063
Cummins, Inc.	574	137,513
Emerson Electric Co.	2,471	240,502
Fastenal Co.	1,247	80,768
General Dynamics Corp.	1,063	276,029
General Electric Co.	2,595	331,200
Honeywell International, Inc.	1,229	257,734
Huntington Ingalls Industries, Inc.	128	33,234
Illinois Tool Works, Inc.	581	152,187
Ingersoll Rand, Inc.	646	49,962
Johnson Controls International PLC (Ireland)	2,928	168,770
Lockheed Martin Corp.	731	331,318
Masco Corp.	967	64,770
Otis Worldwide Corp.	1,912	171,067
PACCAR, Inc.	1,944	189,832
Parker-Hannifin Corp.	553	254,767
Pentair PLC (Ireland)	711	51,697
Rockwell Automation, Inc.	172	53,403
Snap-on, Inc.	287	82,897
Stanley Black & Decker, Inc.	635	62,293
Textron, Inc.	1,069	85,969
Trane Technologies PLC (Ireland)	598	145,852
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
TransDigm Group, Inc.	25	$ 25,290
WW Grainger, Inc.	261	216,288
		4,799,827
Commercial & Professional Services — 1.0%
Automatic Data Processing, Inc.	247	57,544
Jacobs Solutions, Inc.	510	66,198
Leidos Holdings, Inc.	566	61,264
Republic Services, Inc.	110	18,140
Robert Half, Inc.	464	40,795
Veralto Corp.	1,033	84,974
		328,915
Consumer Discretionary Distribution & Retail — 5.3%
AutoZone, Inc.*	21	54,298
Best Buy Co., Inc.	1,178	92,214
eBay, Inc.	2,834	123,619
Genuine Parts Co.	587	81,299
Home Depot, Inc. (The)	1,476	511,508
LKQ Corp.	1,153	55,102
Lowe's Cos., Inc.	1,069	237,906
O'Reilly Automotive, Inc.*	54	51,304
Pool Corp.	168	66,983
Ross Stores, Inc.	439	60,753
TJX Cos., Inc. (The)	4,533	425,241
		1,760,227
Consumer Durables & Apparel — 1.4%
DR Horton, Inc.	243	36,931
Garmin Ltd. (Switzerland)	826	106,174
Hasbro, Inc.	577	29,462
Mohawk Industries, Inc.*	264	27,324
NVR, Inc.*	2	14,001
PulteGroup, Inc.	1,031	106,420
Ralph Lauren Corp.	304	43,837
Tapestry, Inc.	1,244	45,792
VF Corp.	1,530	28,764
Whirlpool Corp.	228	27,763
		466,468
Consumer Services — 4.8%
Booking Holdings, Inc.*	143	507,252
Caesars Entertainment, Inc.*	1,169	54,803
Expedia Group, Inc.*	590	89,556
Hilton Worldwide Holdings, Inc.	375	68,284
Marriott International, Inc., Class A	1,245	280,760
McDonald's Corp.	734	217,638
MGM Resorts International	1,859	83,060

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Royal Caribbean Cruises Ltd. (Liberia)*	1,065	$ 137,907
Yum! Brands, Inc.	1,135	148,299
		1,587,559
Consumer Staples Distribution & Retail — 0.9%
Kroger Co. (The)	3,065	140,101
Sysco Corp.	2,175	159,058
		299,159
Energy — 7.6%
APA Corp.	1,672	59,991
Baker Hughes Co.	4,669	159,587
ConocoPhillips	2,298	266,729
Devon Energy Corp.	2,732	123,760
EOG Resources, Inc.	1,499	181,304
Exxon Mobil Corp.	2,540	253,949
Halliburton Co.	3,929	142,033
Kinder Morgan, Inc.	8,239	145,336
Marathon Petroleum Corp.	2,103	312,001
Occidental Petroleum Corp.	2,178	130,048
Phillips 66	2,280	303,559
Pioneer Natural Resources Co.	945	212,512
Valero Energy Corp.	1,924	250,120
		2,540,929
Equity Real Estate Investment Trusts (REITs) — 1.8%
Alexandria Real Estate Equities, Inc.	715	90,640
Boston Properties, Inc.	221	15,508
Camden Property Trust	382	37,929
Healthpeak Properties, Inc.	2,286	45,263
Mid-America Apartment Communities, Inc.	362	48,674
Realty Income Corp.	2,945	169,102
Simon Property Group, Inc.	1,283	183,007
		590,123
Financial Services — 4.7%
Berkshire Hathaway, Inc., Class B*	589	210,073
BlackRock, Inc.	172	139,630
Cboe Global Markets, Inc.	419	74,817
Fiserv, Inc.*	2,500	332,100
FleetCor Technologies, Inc.*	402	113,609
Franklin Resources, Inc.	2,702	80,493
Nasdaq, Inc.	2,677	155,641
PayPal Holdings, Inc.*	4,650	285,556
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
T Rowe Price Group, Inc.	1,218	$ 131,166
Visa, Inc., Class A	229	59,620
		1,582,705
Food, Beverage & Tobacco — 8.4%
Altria Group, Inc.	8,664	349,506
Archer-Daniels-Midland Co.	2,513	181,489
Bunge Global SA (Switzerland)	720	72,684
Campbell Soup Co.	1,624	70,205
Coca-Cola Co. (The)	4,561	268,780
Conagra Brands, Inc.	2,054	58,868
General Mills, Inc.	2,508	163,371
Hershey Co. (The)	153	28,525
Hormel Foods Corp.	2,329	74,784
J M Smucker Co. (The)	538	67,992
Kellanova	1,869	104,496
Keurig Dr Pepper, Inc.	6,140	204,585
Kraft Heinz Co. (The)	6,008	222,176
McCormick & Co., Inc., non-voting shares	1,122	76,767
Molson Coors Beverage Co., Class B	931	56,986
Mondelez International, Inc., Class A	3,439	249,087
PepsiCo, Inc.	683	116,001
Philip Morris International, Inc.	4,695	441,706
		2,808,008
Health Care Equipment & Services — 6.8%
Baxter International, Inc.	2,079	80,374
Cardinal Health, Inc.	1,346	135,677
Cencora, Inc.	600	123,228
Centene Corp.*	2,763	205,042
Cigna Group (The)	881	263,815
CVS Health Corp.	6,003	473,997
DaVita, Inc.*	497	52,066
GE HealthCare Technologies, Inc.	2,445	189,047
HCA Healthcare, Inc.	285	77,144
Henry Schein, Inc.*	529	40,051
Hologic, Inc.*	1,236	88,312
Laboratory Corp. of America Holdings	382	86,825
McKesson Corp.	410	189,822
Molina Healthcare, Inc.*	316	114,174
Quest Diagnostics, Inc.	440	60,667
ResMed, Inc.	609	104,760
		2,285,001

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 2.3%
Colgate-Palmolive Co.	1,989	$ 158,543
Kenvue, Inc.	8,163	175,749
Kimberly-Clark Corp.	1,842	223,822
Procter & Gamble Co. (The)	1,535	224,939
		783,053
Insurance — 3.8%
Aflac, Inc.	1,981	163,432
American International Group, Inc.	930	63,007
Aon PLC, Class A (Ireland)	145	42,198
Arthur J Gallagher & Co.	85	19,115
Assurant, Inc.	217	36,562
Brown & Brown, Inc.	1,309	93,083
Globe Life, Inc.	372	45,280
Loews Corp.	920	64,023
Marsh & McLennan Cos., Inc.	2,041	386,708
MetLife, Inc.	2,592	171,409
Prudential Financial, Inc.	918	95,206
Willis Towers Watson PLC (Ireland)	429	103,475
		1,283,498
Materials — 4.6%
Amcor PLC (Jersey)	6,229	60,048
Avery Dennison Corp.	78	15,768
CF Industries Holdings, Inc.	1,051	83,554
Dow, Inc.	2,896	158,817
Eastman Chemical Co.	491	44,102
Ecolab, Inc.	26	5,157
FMC Corp.	512	32,282
International Flavors & Fragrances, Inc.	1,035	83,804
International Paper Co.	1,885	68,143
LyondellBasell Industries NV, Class A (Netherlands)	1,767	168,006
Martin Marietta Materials, Inc.	8	3,991
Mosaic Co. (The)	1,789	63,921
Nucor Corp.	1,354	235,650
Packaging Corp. of America	488	79,500
PPG Industries, Inc.	216	32,303
Sherwin-Williams Co. (The)	797	248,584
Steel Dynamics, Inc.	891	105,227
Westrock Co.	946	39,278
		1,528,135
Media & Entertainment — 3.6%
Alphabet, Inc., Class A*	2	279
Charter Communications, Inc., Class A*	346	134,483
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Comcast Corp., Class A	12,460	$ 546,371
Electronic Arts, Inc.	880	120,393
Fox Corp., Class A	2,404	71,327
Interpublic Group of Cos., Inc. (The)	2,073	67,663
Match Group, Inc.*	1,170	42,705
News Corp., Class A	2,321	56,981
Omnicom Group, Inc.	1,078	93,258
Walt Disney Co. (The)	846	76,385
		1,209,845
Pharmaceuticals, Biotechnology & Life Sciences — 5.5%
AbbVie, Inc.	1,279	198,207
Amgen, Inc.	936	269,587
Biogen, Inc.*	302	78,148
Bio-Rad Laboratories, Inc., Class A*	122	39,393
Bristol-Myers Squibb Co.	7,166	367,687
Gilead Sciences, Inc.	3,547	287,342
Incyte Corp.*	928	58,269
Johnson & Johnson	2,400	376,176
Merck & Co., Inc.	879	95,829
Vertex Pharmaceuticals, Inc.*	57	23,193
Viatris, Inc.	4,864	52,677
		1,846,508
Semiconductors & Semiconductor Equipment — 4.8%
Applied Materials, Inc.	1,352	219,119
Broadcom, Inc.	590	658,588
KLA Corp.	568	330,178
Lam Research Corp.	6	4,700
Microchip Technology, Inc.	651	58,707
NXP Semiconductors NV (Netherlands)	2	459
QUALCOMM, Inc.	1,573	227,503
Skyworks Solutions, Inc.	867	97,468
		1,596,722
Software & Services — 2.2%
Accenture PLC, Class A (Ireland)	661	231,951
Gen Digital, Inc.	3,186	72,705
International Business Machines Corp.	914	149,485
Salesforce, Inc.*	1,007	264,982
		719,123
Technology Hardware & Equipment — 5.1%
Amphenol Corp., Class A	1,218	120,740
Apple, Inc.	32	6,161
CDW Corp.	552	125,481

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Concluded)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Cisco Systems, Inc.	10,675	$ 539,301
Corning, Inc.	3,414	103,956
F5, Inc.*	242	43,313
Hewlett Packard Enterprise Co.	5,692	96,650
HP, Inc.	5,417	162,998
Jabil, Inc.	501	63,827
Juniper Networks, Inc.	1,368	40,329
Keysight Technologies, Inc.*	760	120,908
NetApp, Inc.	988	87,102
Seagate Technology Holdings PLC (Ireland)	1	85
TE Connectivity Ltd. (Switzerland)	1,381	194,031
		1,704,882
Telecommunication Services — 3.8%
AT&T, Inc.	28,770	482,761
T-Mobile US, Inc.	1,929	309,276
Verizon Communications, Inc.	12,160	458,432
		1,250,469
Transportation — 2.7%
American Airlines Group, Inc.*	3,012	41,385
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
CH Robinson Worldwide, Inc.	634	$ 54,771
Delta Air Lines, Inc.	2,769	111,397
Expeditors International of Washington, Inc.	301	38,287
FedEx Corp.	1,084	274,220
United Parcel Service, Inc., Class B	2,444	384,270
		904,330
Utilities — 0.1%
NRG Energy, Inc.	938	48,495
TOTAL COMMON STOCKS (Cost $29,115,842)		33,169,433
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		203,811
NET ASSETS - 100.0%		$33,373,244

*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2023.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 98.8%
Automobiles & Components — 1.8%
Aptiv PLC (Jersey)*	540	$ 48,449
BorgWarner, Inc.	449	16,097
Ford Motor Co.	283	3,450
General Motors Co.	2,621	94,146
Tesla, Inc.*	826	205,244
		367,386
Banks — 2.0%
Bank of America Corp.	1,905	64,141
Citigroup, Inc.	127	6,533
Citizens Financial Group, Inc.	215	7,125
Comerica, Inc.	58	3,237
Fifth Third Bancorp	302	10,416
Huntington Bancshares, Inc.	69	878
JPMorgan Chase & Co.	1,372	233,377
KeyCorp.	419	6,034
M&T Bank Corp.	39	5,346
PNC Financial Services Group, Inc. (The)	66	10,220
Regions Financial Corp.	45	872
Truist Financial Corp.	606	22,373
US Bancorp	687	29,733
Wells Fargo & Co.	217	10,681
Zions Bancorp NA	65	2,852
		413,818
Capital Goods — 8.1%
3M Co.	1,049	114,677
A. O. Smith Corp.	286	23,578
Allegion PLC (Ireland)	6	760
AMETEK, Inc.	13	2,144
Axon Enterprise, Inc.*	3	775
Boeing Co. (The)*	40	10,426
Builders FirstSource, Inc.*	235	39,231
Carrier Global Corp.	1,529	87,841
Caterpillar, Inc.	975	288,278
Cummins, Inc.	171	40,966
Deere & Co.	20	7,997
Dover Corp.	8	1,230
Eaton Corp. PLC (Ireland)	24	5,780
Emerson Electric Co.	1,098	106,868
Fastenal Co.	28	1,814
Fortive Corp.	167	12,296
Generac Holdings, Inc.*	3	388
General Dynamics Corp.	19	4,934
General Electric Co.	2,063	263,301
Honeywell International, Inc.	46	9,647
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Howmet Aerospace, Inc.	28	$ 1,515
Hubbell, Inc.	3	987
Huntington Ingalls Industries, Inc.	2	519
IDEX Corp.	4	868
Illinois Tool Works, Inc.	21	5,501
Ingersoll Rand, Inc.	28	2,166
Johnson Controls International PLC (Ireland)	1,300	74,932
L3Harris Technologies, Inc.	13	2,738
Lockheed Martin Corp.	348	157,728
Masco Corp.	429	28,734
Nordson Corp.	3	792
Northrop Grumman Corp.	73	34,174
Otis Worldwide Corp.	28	2,505
PACCAR, Inc.	338	33,006
Parker-Hannifin Corp.	246	113,332
Pentair PLC (Ireland)	316	22,976
Quanta Services, Inc.	8	1,726
Rockwell Automation, Inc.	8	2,484
RTX Corp.	69	5,806
Snap-on, Inc.	101	29,173
Stanley Black & Decker, Inc.	9	883
Textron, Inc.	375	30,157
Trane Technologies PLC (Ireland)	15	3,659
TransDigm Group, Inc.	3	3,035
United Rentals, Inc.	4	2,294
Westinghouse Air Brake Technologies Corp.	9	1,142
WW Grainger, Inc.	95	78,726
Xylem, Inc.	12	1,372
		1,665,861
Commercial & Professional Services — 0.5%
Automatic Data Processing, Inc.	28	6,523
Broadridge Financial Solutions, Inc.	9	1,852
Ceridian HCM Holding, Inc.*	7	470
Cintas Corp.	5	3,013
Copart, Inc.*	46	2,254
Equifax, Inc.	6	1,484
Jacobs Solutions, Inc.	241	31,282
Leidos Holdings, Inc.	263	28,467
Paychex, Inc.	25	2,978
Paycom Software, Inc.	2	413
Republic Services, Inc.	22	3,628
Robert Half, Inc.	203	17,848
Rollins, Inc.	24	1,048
Veralto Corp.	17	1,398

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Verisk Analytics, Inc.	8	$ 1,911
Waste Management, Inc.	20	3,582
		108,151
Consumer Discretionary Distribution & Retail — 8.2%
Amazon.com, Inc.*	5,915	898,725
AutoZone, Inc.*	1	2,586
Bath & Body Works, Inc.	16	691
Best Buy Co., Inc.	411	32,173
CarMax, Inc.*	12	921
eBay, Inc.	1,013	44,187
Etsy, Inc.*	7	567
Genuine Parts Co.	268	37,118
Home Depot, Inc. (The)	1,091	378,086
LKQ Corp.	512	24,469
Lowe's Cos., Inc.	40	8,902
O'Reilly Automotive, Inc.*	42	39,903
Pool Corp.	31	12,360
Ross Stores, Inc.	24	3,321
TJX Cos., Inc. (The)	2,004	187,995
Tractor Supply Co.	6	1,290
Ulta Beauty, Inc.*	3	1,470
		1,674,764
Consumer Durables & Apparel — 0.8%
DR Horton, Inc.	17	2,584
Garmin Ltd. (Switzerland)	366	47,046
Hasbro, Inc.	230	11,744
Lennar Corp., Class A	135	20,120
Lululemon Athletica, Inc.*	6	3,068
Mohawk Industries, Inc.*	122	12,627
NIKE, Inc., Class B	72	7,817
NVR, Inc.*	1	7,000
PulteGroup, Inc.	103	10,632
Ralph Lauren Corp.	123	17,736
Tapestry, Inc.	437	16,086
VF Corp.	27	508
Whirlpool Corp.	3	365
		157,333
Consumer Services — 3.4%
Airbnb, Inc., Class A*	30	4,084
Booking Holdings, Inc.*	67	237,664
Caesars Entertainment, Inc.*	410	19,221
Carnival Corp. (Panama)*	61	1,131
Chipotle Mexican Grill, Inc.*	2	4,574
Darden Restaurants, Inc.	8	1,314
Domino's Pizza, Inc.	2	824
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Expedia Group, Inc.*	86	$ 13,054
Hilton Worldwide Holdings, Inc.	13	2,367
Las Vegas Sands Corp.	37	1,821
Marriott International, Inc., Class A	564	127,188
McDonald's Corp.	630	186,801
MGM Resorts International	318	14,208
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	21	421
Royal Caribbean Cruises Ltd. (Liberia)*	489	63,321
Starbucks Corp.	78	7,489
Wynn Resorts Ltd.	6	547
Yum! Brands, Inc.	19	2,482
		688,511
Consumer Staples Distribution & Retail — 0.5%
Costco Wholesale Corp.	21	13,862
Dollar General Corp.	13	1,767
Dollar Tree, Inc.*	13	1,847
Kroger Co. (The)	1,250	57,137
Sysco Corp.	50	3,656
Target Corp.	28	3,988
Walgreens Boots Alliance, Inc.	61	1,593
Walmart, Inc.	169	26,643
		110,493
Energy — 2.3%
APA Corp.	331	11,876
Baker Hughes Co.	1,912	65,352
Chevron Corp.	625	93,225
ConocoPhillips	84	9,750
Coterra Energy, Inc.	50	1,276
Devon Energy Corp.	45	2,038
Diamondback Energy, Inc.	12	1,861
EOG Resources, Inc.	40	4,838
EQT Corp.	25	967
Exxon Mobil Corp.	1,478	147,770
Halliburton Co.	62	2,241
Hess Corp.	18	2,595
Kinder Morgan, Inc.	134	2,364
Marathon Oil Corp.	41	991
Marathon Petroleum Corp.	299	44,360
Occidental Petroleum Corp.	59	3,523
ONEOK, Inc.	27	1,896
Phillips 66	438	58,315
Pioneer Natural Resources Co.	15	3,373
Schlumberger NV (Curacao)	83	4,319

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Targa Resources Corp.	10	$ 869
Valero Energy Corp.	24	3,120
Williams Cos., Inc. (The)	64	2,229
		469,148
Equity Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.	11	1,394
American Tower Corp.	221	47,710
AvalonBay Communities, Inc.	10	1,872
Boston Properties, Inc.	11	772
Camden Property Trust	8	794
Crown Castle, Inc.	206	23,729
Digital Realty Trust, Inc.	14	1,884
Equinix, Inc.	4	3,222
Equity Residential	25	1,529
Essex Property Trust, Inc.	4	992
Extra Space Storage, Inc.	11	1,764
Federal Realty Investment Trust	4	412
Healthpeak Properties, Inc.	38	752
Host Hotels & Resorts, Inc.	34	662
Invitation Homes, Inc.	30	1,023
Iron Mountain, Inc.	13	910
Kimco Realty Corp.	36	767
Mid-America Apartment Communities, Inc.	6	807
Prologis, Inc.	62	8,265
Public Storage	10	3,050
Realty Income Corp.	544	31,237
Regency Centers Corp.	10	670
SBA Communications Corp.	51	12,938
Simon Property Group, Inc.	19	2,710
UDR, Inc.	22	842
Ventas, Inc.	20	997
VICI Properties, Inc.	49	1,562
Welltower, Inc.	38	3,426
Weyerhaeuser Co.	49	1,704
		158,396
Financial Services — 6.6%
American Express Co.	34	6,370
Ameriprise Financial, Inc.	6	2,279
Bank of New York Mellon Corp. (The)	54	2,811
Berkshire Hathaway, Inc., Class B*	1,035	369,143
BlackRock, Inc.	70	56,826
Blackstone, Inc.	34	4,451
Capital One Financial Corp.	23	3,016
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Cboe Global Markets, Inc.	42	$ 7,500
Charles Schwab Corp. (The)	87	5,986
CME Group, Inc.	159	33,485
Discover Financial Services	17	1,911
FactSet Research Systems, Inc.	2	954
Fidelity National Information Services, Inc.	41	2,463
Fiserv, Inc.*	1,166	154,891
FleetCor Technologies, Inc.*	142	40,131
Franklin Resources, Inc.	890	26,513
Global Payments, Inc.	12	1,524
Goldman Sachs Group, Inc. (The)	20	7,715
Intercontinental Exchange, Inc.	40	5,137
Invesco Ltd. (Bermuda)	29	517
Jack Henry & Associates, Inc.	4	654
MarketAxess Holdings, Inc.	2	586
Mastercard, Inc., Class A	449	191,503
Moody's Corp.	11	4,296
Morgan Stanley	103	9,605
MSCI, Inc.	3	1,697
Nasdaq, Inc.	34	1,977
Northern Trust Corp.	14	1,181
PayPal Holdings, Inc.*	2,133	130,988
Raymond James Financial, Inc.	12	1,338
S&P Global, Inc.	15	6,608
State Street Corp.	16	1,239
Synchrony Financial	28	1,069
T Rowe Price Group, Inc.	107	11,523
Visa, Inc., Class A	967	251,758
		1,349,645
Food, Beverage & Tobacco — 6.6%
Altria Group, Inc.	3,381	136,390
Archer-Daniels-Midland Co.	1,022	73,809
Brown-Forman Corp., Class B	23	1,313
Bunge Global SA (Switzerland)	10	1,009
Campbell Soup Co.	482	20,837
Coca-Cola Co. (The)	4,044	238,313
Conagra Brands, Inc.	223	6,391
Constellation Brands, Inc., Class A	11	2,659
General Mills, Inc.	1,111	72,371
Hershey Co. (The)	14	2,610
Hormel Foods Corp.	1,044	33,523
J M Smucker Co. (The)	196	24,770
Kellanova	656	36,677
Keurig Dr Pepper, Inc.	2,369	78,935
Kraft Heinz Co. (The)	2,348	86,829

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Lamb Weston Holdings, Inc.	7	$ 757
McCormick & Co., Inc., non-voting shares	18	1,232
Molson Coors Beverage Co., Class B	413	25,280
Mondelez International, Inc., Class A	2,585	187,232
Monster Beverage Corp.*	50	2,880
PepsiCo, Inc.	161	27,344
Philip Morris International, Inc.	2,966	279,041
Tyson Foods, Inc., Class A	24	1,290
		1,341,492
Health Care Equipment & Services — 4.8%
Abbott Laboratories	830	91,358
Align Technology, Inc.*	4	1,096
Baxter International, Inc.	969	37,462
Becton Dickinson & Co.	13	3,170
Boston Scientific Corp.*	70	4,047
Cardinal Health, Inc.	472	47,578
Cencora, Inc.	352	72,294
Centene Corp.*	1,029	76,362
Cigna Group (The)	229	68,574
Cooper Cos., Inc. (The)	4	1,514
CVS Health Corp.	2,459	194,163
DaVita, Inc.*	175	18,333
DENTSPLY SIRONA, Inc.	15	534
Dexcom, Inc.*	18	2,234
Edwards Lifesciences Corp.*	29	2,211
Elevance Health, Inc.	15	7,073
GE HealthCare Technologies, Inc.	652	50,413
HCA Healthcare, Inc.	19	5,143
Henry Schein, Inc.*	9	681
Hologic, Inc.*	464	33,153
Humana, Inc.	8	3,662
IDEXX Laboratories, Inc.*	4	2,220
Insulet Corp.*	3	651
Intuitive Surgical, Inc.*	16	5,398
Laboratory Corp. of America Holdings	163	37,048
McKesson Corp.	207	95,837
Medtronic PLC (Ireland)	85	7,002
Molina Healthcare, Inc.*	111	40,105
Quest Diagnostics, Inc.	7	965
ResMed, Inc.	120	20,642
STERIS PLC (Ireland)	4	879
Stryker Corp.	18	5,390
Teleflex, Inc.	3	748
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
UnitedHealth Group, Inc.	65	$ 34,221
Universal Health Services, Inc., Class B	4	610
Zimmer Biomet Holdings, Inc.	10	1,217
		973,988
Household & Personal Products — 1.8%
Church & Dwight Co., Inc.	12	1,135
Clorox Co. (The)	9	1,283
Colgate-Palmolive Co.	58	4,623
Estee Lauder Cos., Inc. (The), Class A	17	2,486
Kenvue, Inc.	3,658	78,757
Kimberly-Clark Corp.	646	78,496
Procter & Gamble Co. (The)	1,446	211,897
		378,677
Insurance — 1.5%
Aflac, Inc.	29	2,392
Allstate Corp. (The)	13	1,820
American International Group, Inc.	35	2,371
Aon PLC, Class A (Ireland)	14	4,074
Arch Capital Group Ltd. (Bermuda)*	62	4,605
Arthur J Gallagher & Co.	15	3,373
Assurant, Inc.	3	505
Brown & Brown, Inc.	544	38,684
Chubb Ltd. (Switzerland)	20	4,520
Cincinnati Financial Corp.	10	1,035
Everest Group Ltd. (Bermuda)	3	1,061
Globe Life, Inc.	5	609
Hartford Financial Services Group, Inc. (The)	15	1,206
Loews Corp.	15	1,044
Marsh & McLennan Cos., Inc.	941	178,291
MetLife, Inc.	51	3,373
Principal Financial Group, Inc.	12	944
Progressive Corp. (The)	28	4,460
Prudential Financial, Inc.	18	1,867
Travelers Cos., Inc. (The)	13	2,476
W R Berkley Corp.	17	1,202
Willis Towers Watson PLC (Ireland)	198	47,757
		307,669
Materials — 1.5%
Air Products and Chemicals, Inc.	10	2,738
Albemarle Corp.	6	867
Amcor PLC (Jersey)	2,759	26,597
Avery Dennison Corp.	4	809

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ball Corp.	15	$ 863
Celanese Corp.	8	1,243
CF Industries Holdings, Inc.	352	27,984
Corteva, Inc.	43	2,061
Dow, Inc.	48	2,632
DuPont de Nemours, Inc.	30	2,308
Eastman Chemical Co.	7	629
Ecolab, Inc.	15	2,975
FMC Corp.	8	504
Freeport-McMoRan, Inc.	93	3,959
International Flavors & Fragrances, Inc.	18	1,457
International Paper Co.	661	23,895
Linde PLC (Ireland)	30	12,321
LyondellBasell Industries NV, Class A (Netherlands)	23	2,187
Martin Marietta Materials, Inc.	3	1,497
Mosaic Co. (The)	628	22,438
Newmont Corp.	49	2,028
Nucor Corp.	475	82,669
Packaging Corp. of America	172	28,021
PPG Industries, Inc.	17	2,542
Sherwin-Williams Co. (The)	15	4,679
Steel Dynamics, Inc.	313	36,965
Vulcan Materials Co.	7	1,589
Westrock Co.	16	664
		299,121
Media & Entertainment — 10.1%
Alphabet, Inc., Class A*	6,582	919,440
Charter Communications, Inc., Class A*	72	27,985
Comcast Corp., Class A	7,852	344,310
Electronic Arts, Inc.	129	17,648
Fox Corp., Class A	920	27,296
Interpublic Group of Cos., Inc. (The)	729	23,795
Live Nation Entertainment, Inc.*	11	1,030
Match Group, Inc.*	519	18,944
Meta Platforms, Inc., Class A*	1,473	521,383
Netflix, Inc.*	206	100,297
News Corp., Class A	37	908
Omnicom Group, Inc.	379	32,787
Paramount Global, Class B	42	621
Take-Two Interactive Software, Inc.*	82	13,198
Walt Disney Co. (The)	87	7,855
Warner Bros Discovery, Inc.*	1,157	13,167
		2,070,664
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 4.9%
AbbVie, Inc.	344	$ 53,310
Agilent Technologies, Inc.	14	1,946
Amgen, Inc.	396	114,056
Biogen, Inc.*	10	2,588
Bio-Rad Laboratories, Inc., Class A*	56	18,082
Bio-Techne Corp.	7	540
Bristol-Myers Squibb Co.	3,209	164,654
Catalent, Inc.*	9	404
Charles River Laboratories International, Inc.*	3	709
Danaher Corp.	353	81,663
Eli Lilly & Co.	45	26,231
Gilead Sciences, Inc.	450	36,455
Illumina, Inc.*	76	10,582
Incyte Corp.*	429	26,937
IQVIA Holdings, Inc.*	8	1,851
Johnson & Johnson	2,472	387,461
Merck & Co., Inc.	180	19,624
Mettler-Toledo International, Inc.*	2	2,426
Moderna, Inc.*	25	2,486
Pfizer, Inc.	401	11,545
Regeneron Pharmaceuticals, Inc.*	8	7,026
Revvity, Inc.	9	984
Thermo Fisher Scientific, Inc.	18	9,554
Vertex Pharmaceuticals, Inc.*	18	7,324
Viatris, Inc.	80	866
Waters Corp.*	3	988
West Pharmaceutical Services, Inc.	4	1,409
Zoetis, Inc.	21	4,145
		995,846
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A*	21	1,955
CoStar Group, Inc.*	19	1,660
		3,615
Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices, Inc.*	77	11,351
Analog Devices, Inc.	23	4,567
Applied Materials, Inc.	669	108,425
Broadcom, Inc.	607	677,564
Enphase Energy, Inc.*	6	793
First Solar, Inc.*	5	861
Intel Corp.	245	12,311
KLA Corp.	65	37,785
Lam Research Corp.	63	49,345
Microchip Technology, Inc.	39	3,517

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Micron Technology, Inc.	522	$ 44,547
Monolithic Power Systems, Inc.	2	1,262
NVIDIA Corp.	221	109,444
NXP Semiconductors NV (Netherlands)	19	4,364
ON Semiconductor Corp.*	29	2,422
Qorvo, Inc.*	7	788
QUALCOMM, Inc.	73	10,558
Skyworks Solutions, Inc.	191	21,472
Teradyne, Inc.	11	1,194
Texas Instruments, Inc.	44	7,500
		1,110,070
Software & Services — 12.2%
Accenture PLC, Class A (Ireland)	263	92,289
Adobe, Inc.*	216	128,866
Akamai Technologies, Inc.*	10	1,183
ANSYS, Inc.*	41	14,878
Autodesk, Inc.*	102	24,835
Cadence Design Systems, Inc.*	129	35,136
Cognizant Technology Solutions Corp., Class A	238	17,976
EPAM Systems, Inc.*	27	8,028
Fair Isaac Corp.*	2	2,328
Fortinet, Inc.*	37	2,166
Gartner, Inc.*	5	2,256
Gen Digital, Inc.	1,224	27,932
International Business Machines Corp.	894	146,214
Intuit, Inc.	13	8,125
Microsoft Corp.	4,256	1,600,426
Oracle Corp.	167	17,607
Palo Alto Networks, Inc.*	16	4,718
PTC, Inc.*	5	875
Roper Technologies, Inc.	52	28,349
Salesforce, Inc.*	1,066	280,507
ServiceNow, Inc.*	15	10,597
Synopsys, Inc.*	72	37,074
Tyler Technologies, Inc.*	2	836
VeriSign, Inc.*	6	1,236
		2,494,437
Technology Hardware & Equipment — 9.8%
Amphenol Corp., Class A	44	4,362
Apple, Inc.	7,419	1,428,380
Arista Networks, Inc.*	16	3,768
CDW Corp.	10	2,273
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Cisco Systems, Inc.	7,734	$ 390,722
Corning, Inc.	656	19,975
F5, Inc.*	23	4,117
Hewlett Packard Enterprise Co.	90	1,528
HP, Inc.	1,899	57,141
Jabil, Inc.	242	30,831
Juniper Networks, Inc.	609	17,953
Keysight Technologies, Inc.*	13	2,068
Motorola Solutions, Inc.	11	3,444
NetApp, Inc.	396	34,911
Seagate Technology Holdings PLC (Ireland)	14	1,195
TE Connectivity Ltd. (Switzerland)	42	5,901
Teledyne Technologies, Inc.*	3	1,339
Trimble, Inc.*	12	638
Western Digital Corp.*	20	1,048
Zebra Technologies Corp., Class A*	3	820
		2,012,414
Telecommunication Services — 3.3%
AT&T, Inc.	13,657	229,164
T-Mobile US, Inc.	1,153	184,861
Verizon Communications, Inc.	6,781	255,644
		669,669
Transportation — 1.6%
American Airlines Group, Inc.*	1,249	17,161
CH Robinson Worldwide, Inc.	8	691
CSX Corp.	139	4,819
Delta Air Lines, Inc.	1,221	49,121
Expeditors International of Washington, Inc.	11	1,399
FedEx Corp.	481	121,679
JB Hunt Transport Services, Inc.	5	999
Norfolk Southern Corp.	15	3,546
Old Dominion Freight Line, Inc.	5	2,027
Southwest Airlines Co.	29	837
Uber Technologies, Inc.*	95	5,849
Union Pacific Corp.	41	10,070
United Airlines Holdings, Inc.*	16	660
United Parcel Service, Inc., Class B	730	114,778
		333,636
Utilities — 0.3%
AES Corp. (The)	40	770
Alliant Energy Corp.	12	616
Ameren Corp.	12	868
American Electric Power Co., Inc.	25	2,030

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Concluded)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
American Water Works Co., Inc.	9	$ 1,188
Atmos Energy Corp.	7	811
CenterPoint Energy, Inc.	30	857
CMS Energy Corp.	13	755
Consolidated Edison, Inc.	23	2,092
Constellation Energy Corp.	22	2,572
Dominion Energy, Inc.	48	2,256
DTE Energy Co.	12	1,323
Duke Energy Corp.	37	3,590
Edison International	18	1,287
Entergy Corp.	10	1,012
Evergy, Inc.	11	574
Eversource Energy	16	988
Exelon Corp.	62	2,226
FirstEnergy Corp.	28	1,026
NextEra Energy, Inc.	97	5,892
NiSource, Inc.	20	531
NRG Energy, Inc.	14	724
PG&E Corp.	1,012	18,246
Pinnacle West Capital Corp.	5	359
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
PPL Corp.	44	$ 1,192
Public Service Enterprise Group, Inc.	32	1,957
Sempra	30	2,242
Southern Co. (The)	52	3,646
WEC Energy Group, Inc.	15	1,263
Xcel Energy, Inc.	26	1,610
		64,503
TOTAL COMMON STOCKS (Cost $16,148,594)		20,219,307
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		244,467
NET ASSETS - 100.0%		$20,463,774

*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2023.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM HEDGED CORE FUND
Portfolio of Investments
December 31, 2023
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 137.2%
COMMON STOCKS — 137.2%
Automobiles & Components — 0.3%
BorgWarner, Inc.	610	$ 21,869
Capital Goods — 6.7%
Builders FirstSource, Inc.*	309	51,585
Emerson Electric Co.	190	18,493
Fastenal Co.	122	7,902
General Electric Co.	421	53,732
Johnson Controls International PLC (Ireland)	166	9,568
Lockheed Martin Corp.†	205	92,914
Masco Corp.	62	4,153
Northrop Grumman Corp.†	17	7,958
Pentair PLC (Ireland)†	323	23,485
Snap-on, Inc.†	358	103,405
WW Grainger, Inc.†	70	58,008
		431,203
Commercial & Professional Services — 1.5%
Copart, Inc.†*	1,019	49,931
Leidos Holdings, Inc.	51	5,520
Republic Services, Inc.	252	41,558
		97,009
Consumer Discretionary Distribution & Retail — 6.9%
Amazon.com, Inc.†*	1,161	176,402
AutoZone, Inc.†*	4	10,342
Best Buy Co., Inc.†	31	2,427
eBay, Inc.†	1,403	61,199
Genuine Parts Co.†	557	77,145
Home Depot, Inc. (The)	99	34,308
LKQ Corp.	129	6,165
Lowe's Cos., Inc.†	162	36,053
O'Reilly Automotive, Inc.*	10	9,501
TJX Cos., Inc. (The)	252	23,640
Tractor Supply Co.	36	7,741
		444,923
Consumer Durables & Apparel — 3.4%
Garmin Ltd. (Switzerland)†	1,000	128,540
NIKE, Inc., Class B†	222	24,103
PulteGroup, Inc.	217	22,399
Tapestry, Inc.	1,167	42,957
		217,999
Consumer Services — 3.7%
Booking Holdings, Inc.†*	31	109,964
Chipotle Mexican Grill, Inc.*	3	6,861
Marriott International, Inc., Class A	192	43,298
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
McDonald's Corp.†	147	$ 43,587
MGM Resorts International†	210	9,382
Yum! Brands, Inc.†	194	25,348
		238,440
Consumer Staples Distribution & Retail — 1.6%
Kroger Co. (The)	2,207	100,882
Sysco Corp.†	74	5,412
		106,294
Energy — 1.6%
Baker Hughes Co.	595	20,337
ConocoPhillips	18	2,089
Marathon Petroleum Corp.	53	7,863
Phillips 66	118	15,711
Pioneer Natural Resources Co.	256	57,569
		103,569
Financial Services — 7.5%
Berkshire Hathaway, Inc., Class B†*	321	114,488
Cboe Global Markets, Inc.†	740	132,134
CME Group, Inc.†	119	25,061
Fiserv, Inc.*	291	38,657
FleetCor Technologies, Inc.*	2	565
MarketAxess Holdings, Inc.†	40	11,714
Mastercard, Inc., Class A†	105	44,784
Nasdaq, Inc.†	365	21,221
PayPal Holdings, Inc.†*	657	40,346
Visa, Inc., Class A†	228	59,360
		488,330
Food, Beverage & Tobacco — 22.1%
Altria Group, Inc.†	3,076	124,086
Archer-Daniels-Midland Co.	117	8,450
Campbell Soup Co.†	2,841	122,817
Coca-Cola Co. (The)†	1,767	104,129
Conagra Brands, Inc.	1,539	44,108
General Mills, Inc.†	2,051	133,602
Hershey Co. (The)†	282	52,576
Hormel Foods Corp.†	1,831	58,793
J M Smucker Co. (The)†	834	105,401
Kellanova	1,736	97,060
Keurig Dr Pepper, Inc.†	2,923	97,394
Kraft Heinz Co. (The)†	3,226	119,298
McCormick & Co., Inc., non-voting shares†	222	15,189
Molson Coors Beverage Co., Class B†	1,800	110,178

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Mondelez International, Inc., Class A	1,352	$ 97,925
PepsiCo, Inc.†	519	88,147
Philip Morris International, Inc.†	554	52,120
		1,431,273
Health Care Equipment & Services — 13.0%
Abbott Laboratories†	196	21,574
Baxter International, Inc.	190	7,345
Cardinal Health, Inc.†	977	98,481
Cencora, Inc.†	399	81,947
Centene Corp.†*	542	40,222
Cigna Group (The)†	100	29,945
CVS Health Corp.	957	75,565
DaVita, Inc.†*	262	27,447
GE HealthCare Technologies, Inc.†	550	42,526
Henry Schein, Inc.*	153	11,584
Hologic, Inc.*	1,208	86,312
Laboratory Corp. of America Holdings	104	23,638
McKesson Corp.†	300	138,894
Molina Healthcare, Inc.†*	289	104,418
Quest Diagnostics, Inc.	55	7,583
UnitedHealth Group, Inc.	91	47,909
		845,390
Household & Personal Products — 8.7%
Church & Dwight Co., Inc.†	628	59,384
Colgate-Palmolive Co.†	829	66,079
Kenvue, Inc.	8,875	191,079
Kimberly-Clark Corp.†	1,184	143,868
Procter & Gamble Co. (The)†	727	106,534
		566,944
Insurance — 3.4%
Brown & Brown, Inc.†	1,011	71,892
Marsh & McLennan Cos., Inc.†	695	131,682
Willis Towers Watson PLC (Ireland)	79	19,055
		222,629
Materials — 0.9%
Amcor PLC (Jersey)	5,353	51,603
Packaging Corp. of America	39	6,353
		57,956
Media & Entertainment — 10.3%
Alphabet, Inc., Class A†*	1,410	196,963
Charter Communications, Inc., Class A†*	16	6,219
Comcast Corp., Class A†	1,960	85,946
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Electronic Arts, Inc.†	458	$ 62,659
Fox Corp., Class A†	208	6,171
Interpublic Group of Cos., Inc. (The)	1,960	63,974
Meta Platforms, Inc., Class A†*	289	102,295
Netflix, Inc.†*	116	56,478
Omnicom Group, Inc.†	906	78,378
Take-Two Interactive Software, Inc.†*	20	3,219
Walt Disney Co. (The)	67	6,050
		668,352
Pharmaceuticals, Biotechnology & Life Sciences — 7.7%
AbbVie, Inc.	218	33,783
Amgen, Inc.†	277	79,782
Bio-Rad Laboratories, Inc., Class A*	271	87,503
Bristol-Myers Squibb Co.†	1,719	88,202
Danaher Corp.†	83	19,201
Gilead Sciences, Inc.	46	3,726
Illumina, Inc.†*	18	2,506
Incyte Corp.*	605	37,988
Johnson & Johnson†	659	103,292
Merck & Co., Inc.†	293	31,943
Vertex Pharmaceuticals, Inc.*	31	12,614
		500,540
Semiconductors & Semiconductor Equipment — 7.4%
Applied Materials, Inc.†	1,068	173,091
Broadcom, Inc.†	139	155,159
KLA Corp.†	138	80,219
Lam Research Corp.†	64	50,129
Skyworks Solutions, Inc.	169	18,999
		477,597
Software & Services — 10.3%
Accenture PLC, Class A (Ireland)	177	62,111
Adobe, Inc.†*	12	7,159
Akamai Technologies, Inc.†*	145	17,161
Gen Digital, Inc.†	2,364	53,946
International Business Machines Corp.†	546	89,298
Microsoft Corp.†	797	299,704
Oracle Corp.	48	5,061
Roper Technologies, Inc.†	12	6,542
Salesforce, Inc.†*	370	97,362
Synopsys, Inc.*	50	25,746
VeriSign, Inc.*	2	412
		664,502

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 14.2%
Apple, Inc.†	1,567	$ 301,694
CDW Corp.†	212	48,192
Cisco Systems, Inc.†	3,028	152,975
F5, Inc.†*	207	37,049
HP, Inc.†	1,212	36,469
Jabil, Inc.	888	113,131
Juniper Networks, Inc.†	2,871	84,637
Keysight Technologies, Inc.†*	409	65,068
NetApp, Inc.†	900	79,344
		918,559
Telecommunication Services — 3.6%
AT&T, Inc.†	2,353	39,483
T-Mobile US, Inc.	818	131,150
Verizon Communications, Inc.†	1,696	63,939
		234,572
Transportation — 2.4%
American Airlines Group, Inc.†*	1,595	21,915
CH Robinson Worldwide, Inc.	5	432
Delta Air Lines, Inc.†	465	18,707
Expeditors International of Washington, Inc.†	87	11,066
FedEx Corp.†	399	100,935
United Parcel Service, Inc., Class B	25	3,931
		156,986
TOTAL COMMON STOCKS (Cost $7,690,304)		8,894,936

TOTAL LONG POSITIONS - 137.2% (Cost $7,690,304)		8,894,936
SHORT POSITIONS — (39.3)%
COMMON STOCKS — (39.3)%
Automobiles & Components — (0.2)%
Tesla, Inc.*	(50)	(12,424)
Capital Goods — (2.2)%
Axon Enterprise, Inc.*	(146)	(37,716)
Boeing Co. (The)*	(56)	(14,597)
Deere & Co.	(9)	(3,599)
Generac Holdings, Inc.*	(204)	(26,365)
Quanta Services, Inc.	(74)	(15,969)
United Rentals, Inc.	(23)	(13,189)
Xylem, Inc.	(262)	(29,962)
		(141,397)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Commercial & Professional Services — (1.0)%
Ceridian HCM Holding, Inc.*	(606)	$ (40,675)
Equifax, Inc.	(63)	(15,579)
Paycom Software, Inc.	(39)	(8,062)
		(64,316)
Consumer Discretionary Distribution & Retail — (0.1)%
CarMax, Inc.*	(53)	(4,067)
Ross Stores, Inc.	(2)	(277)
		(4,344)
Consumer Durables & Apparel — (0.4)%
Lululemon Athletica, Inc.*	(32)	(16,361)
VF Corp.	(677)	(12,728)
		(29,089)
Consumer Services — (1.5)%
Airbnb, Inc., Class A*	(273)	(37,166)
Carnival Corp. (Panama)*	(2,235)	(41,437)
Domino's Pizza, Inc.	(16)	(6,596)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(606)	(12,144)
		(97,343)
Consumer Staples Distribution & Retail — (0.2)%
Dollar Tree, Inc.*	(74)	(10,512)
Energy — (0.9)%
ONEOK, Inc.	(473)	(33,214)
Targa Resources Corp.	(256)	(22,239)
		(55,453)
Equity Real Estate Investment Trusts (REITs) — (1.0)%
Boston Properties, Inc.	(9)	(632)
Digital Realty Trust, Inc.	(9)	(1,211)
Equinix, Inc.	(47)	(37,853)
Host Hotels & Resorts, Inc.	(178)	(3,466)
Iron Mountain, Inc.	(239)	(16,725)
Ventas, Inc.	(164)	(8,174)
		(68,061)
Financial Services — (1.0)%
Capital One Financial Corp.	(17)	(2,229)
FactSet Research Systems, Inc.	(29)	(13,834)
Fidelity National Information Services, Inc.	(57)	(3,424)
Global Payments, Inc.	(65)	(8,255)
MSCI, Inc.	(57)	(32,242)
Synchrony Financial	(168)	(6,416)
		(66,400)

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (0.9)%
Brown-Forman Corp., Class B	(158)	$ (9,022)
Lamb Weston Holdings, Inc.	(228)	(24,644)
Monster Beverage Corp.*	(137)	(7,893)
Tyson Foods, Inc., Class A	(321)	(17,254)
		(58,813)
Health Care Equipment & Services — (3.6)%
Align Technology, Inc.*	(73)	(20,002)
Boston Scientific Corp.*	(147)	(8,498)
Cooper Cos., Inc. (The)	(78)	(29,518)
DENTSPLY SIRONA, Inc.	(86)	(3,061)
Dexcom, Inc.*	(279)	(34,621)
IDEXX Laboratories, Inc.*	(61)	(33,858)
Insulet Corp.*	(153)	(33,198)
Intuitive Surgical, Inc.*	(77)	(25,977)
STERIS PLC (Ireland)	(121)	(26,602)
Stryker Corp.	(71)	(21,261)
		(236,596)
Household & Personal Products — (0.1)%
Estee Lauder Cos., Inc. (The), Class A	(45)	(6,581)
Insurance — (0.1)%
Everest Group Ltd. (Bermuda)	(26)	(9,193)
Materials — (1.3)%
Air Products and Chemicals, Inc.	(96)	(26,285)
Albemarle Corp.	(84)	(12,136)
Ball Corp.	(13)	(748)
Freeport-McMoRan, Inc.	(740)	(31,502)
Newmont Corp.	(276)	(11,423)
		(82,094)
Media & Entertainment — (0.1)%
Paramount Global, Class B	(615)	(9,096)
Pharmaceuticals, Biotechnology & Life Sciences — (3.1)%
Bio-Techne Corp.	(353)	(27,237)
Catalent, Inc.*	(816)	(36,663)
Charles River Laboratories International, Inc.*	(70)	(16,548)
Eli Lilly & Co.	(12)	(6,995)
IQVIA Holdings, Inc.*	(54)	(12,495)
Moderna, Inc.*	(448)	(44,554)
Revvity, Inc.	(45)	(4,919)
Thermo Fisher Scientific, Inc.	(9)	(4,777)
Waters Corp.*	(56)	(18,437)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
West Pharmaceutical Services, Inc.	(17)	$ (5,986)
Zoetis, Inc.	(100)	(19,737)
		(198,348)
Real Estate Management & Development — (0.8)%
CBRE Group, Inc., Class A*	(270)	(25,134)
CoStar Group, Inc.*	(332)	(29,014)
		(54,148)
Semiconductors & Semiconductor Equipment — (5.6)%
Advanced Micro Devices, Inc.*	(317)	(46,729)
Analog Devices, Inc.	(148)	(29,387)
Enphase Energy, Inc.*	(151)	(19,953)
First Solar, Inc.*	(236)	(40,658)
Intel Corp.	(686)	(34,472)
Monolithic Power Systems, Inc.	(63)	(39,739)
NVIDIA Corp.	(81)	(40,113)
ON Semiconductor Corp.*	(429)	(35,834)
Qorvo, Inc.*	(317)	(35,697)
Teradyne, Inc.	(149)	(16,170)
Texas Instruments, Inc.	(151)	(25,739)
		(364,491)
Software & Services — (2.4)%
Fair Isaac Corp.*	(3)	(3,492)
Fortinet, Inc.*	(478)	(27,977)
Intuit, Inc.	(47)	(29,377)
Palo Alto Networks, Inc.*	(90)	(26,539)
PTC, Inc.*	(47)	(8,223)
ServiceNow, Inc.*	(37)	(26,140)
Tyler Technologies, Inc.*	(78)	(32,614)
		(154,362)
Technology Hardware & Equipment — (1.2)%
Arista Networks, Inc.*	(81)	(19,076)
Trimble, Inc.*	(67)	(3,565)
Western Digital Corp.*	(717)	(37,549)
Zebra Technologies Corp., Class A*	(67)	(18,313)
		(78,503)
Transportation — (1.9)%
JB Hunt Transport Services, Inc.	(169)	(33,756)
Old Dominion Freight Line, Inc.	(70)	(28,373)
Southwest Airlines Co.	(782)	(22,584)
Uber Technologies, Inc.*	(465)	(28,630)
United Airlines Holdings, Inc.*	(204)	(8,417)
		(121,760)

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Concluded)
December 31, 2023
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (9.7)%
AES Corp. (The)	(926)	$ (17,826)
Alliant Energy Corp.	(571)	(29,292)
Ameren Corp.	(370)	(26,766)
American Electric Power Co., Inc.	(235)	(19,087)
American Water Works Co., Inc.	(185)	(24,418)
Atmos Energy Corp.	(258)	(29,902)
CenterPoint Energy, Inc.	(1,080)	(30,856)
CMS Energy Corp.	(521)	(30,254)
Consolidated Edison, Inc.	(263)	(23,925)
Constellation Energy Corp.	(155)	(18,118)
Dominion Energy, Inc.	(313)	(14,711)
DTE Energy Co.	(195)	(21,501)
Duke Energy Corp.	(114)	(11,063)
Edison International	(376)	(26,880)
Entergy Corp.	(104)	(10,524)
Evergy, Inc.	(389)	(20,306)
Eversource Energy	(252)	(15,553)
Exelon Corp.	(1,025)	(36,797)
FirstEnergy Corp.	(488)	(17,890)
NextEra Energy, Inc.	(198)	(12,027)
NiSource, Inc.	(1,221)	(32,418)
Pinnacle West Capital Corp.	(493)	(35,417)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Public Service Enterprise Group, Inc.	(431)	$ (26,356)
Sempra	(421)	(31,461)
Southern Co. (The)	(318)	(22,298)
WEC Energy Group, Inc.	(297)	(24,998)
Xcel Energy, Inc.	(262)	(16,220)
		(626,864)
TOTAL COMMON STOCKS (Proceeds $2,586,824)		(2,550,188)

TOTAL SHORT POSITIONS - (39.3)% (Proceeds $2,586,824)		(2,550,188)
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%		136,441
NET ASSETS - 100.0%		$6,481,189

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2023.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.6%
Automobiles & Components — 0.4%
BorgWarner, Inc.	2,030	$ 72,775
Capital Goods — 6.3%
A. O. Smith Corp.	481	39,654
Builders FirstSource, Inc.*	652	108,845
Carrier Global Corp.	180	10,341
Emerson Electric Co.	610	59,371
Fastenal Co.	233	15,091
General Electric Co.(a)	1,133	144,605
Johnson Controls International PLC (Ireland)	659	37,985
Lockheed Martin Corp.	342	155,008
Masco Corp.	474	31,749
Northrop Grumman Corp.	21	9,831
Pentair PLC (Ireland)	1,169	84,998
Snap-on, Inc.(a)	700	202,188
WW Grainger, Inc.	189	156,622
		1,056,288
Commercial & Professional Services — 0.8%
Copart, Inc.*	1,018	49,882
Leidos Holdings, Inc.	193	20,890
Republic Services, Inc.	365	60,192
		130,964
Consumer Discretionary Distribution & Retail — 3.6%
Amazon.com, Inc.(a)*	981	149,053
AutoZone, Inc.*	10	25,856
Best Buy Co., Inc.	53	4,149
eBay, Inc.(a)	1,966	85,757
Genuine Parts Co.	1,079	149,442
Home Depot, Inc. (The)	153	53,022
LKQ Corp.	790	37,754
Lowe's Cos., Inc.	179	39,837
O'Reilly Automotive, Inc.*	2	1,900
TJX Cos., Inc. (The)	330	30,957
Ulta Beauty, Inc.*	64	31,359
		609,086
Consumer Durables & Apparel — 2.5%
Garmin Ltd. (Switzerland)	1,697	218,132
NIKE, Inc., Class B	302	32,788
PulteGroup, Inc.	661	68,229
Tapestry, Inc.	2,478	91,215
		410,364
Consumer Services — 2.6%
Booking Holdings, Inc.(a)*	56	198,644
Marriott International, Inc., Class A(a)	393	88,626
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
McDonald's Corp.	283	$ 83,912
MGM Resorts International	422	18,855
Yum! Brands, Inc.	395	51,611
		441,648
Consumer Staples Distribution & Retail — 1.0%
Kroger Co. (The)	3,516	160,716
Sysco Corp.	100	7,313
		168,029
Energy — 0.8%
Baker Hughes Co.	639	21,841
ConocoPhillips	49	5,687
Marathon Petroleum Corp.	76	11,275
Phillips 66	140	18,640
Pioneer Natural Resources Co.	313	70,388
		127,831
Financial Services — 5.5%
Berkshire Hathaway, Inc., Class B(a)*	573	204,366
Cboe Global Markets, Inc.	1,143	204,094
CME Group, Inc.(a)	197	41,488
Fiserv, Inc.*	595	79,040
FleetCor Technologies, Inc.*	107	30,239
Intercontinental Exchange, Inc.	6	771
MarketAxess Holdings, Inc.	76	22,257
Mastercard, Inc., Class A	102	43,504
Nasdaq, Inc.(a)	1,026	59,652
PayPal Holdings, Inc.*	2,147	131,847
T Rowe Price Group, Inc.	31	3,338
Visa, Inc., Class A	374	97,371
		917,967
Food, Beverage & Tobacco — 14.2%
Altria Group, Inc.(a)	5,353	215,940
Archer-Daniels-Midland Co.	459	33,149
Campbell Soup Co.(a)	4,533	195,962
Coca-Cola Co. (The)(a)	2,873	169,306
Conagra Brands, Inc.	2,524	72,338
General Mills, Inc.(a)	3,297	214,767
Hershey Co. (The)(a)	400	74,576
Hormel Foods Corp.	2,947	94,628
J M Smucker Co. (The)(a)	1,351	170,739
Kellanova(a)	2,968	165,941
Keurig Dr Pepper, Inc.(a)	4,811	160,302
Kraft Heinz Co. (The)(a)	5,538	204,795
McCormick & Co., Inc., non-voting shares	366	25,042

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Molson Coors Beverage Co., Class B(a)	3,092	$ 189,261
Mondelez International, Inc., Class A(a)	2,239	162,171
PepsiCo, Inc.	806	136,891
Philip Morris International, Inc.	1,049	98,690
		2,384,498
Health Care Equipment & Services — 9.3%
Abbott Laboratories	253	27,848
Baxter International, Inc.	732	28,299
Cardinal Health, Inc.	1,621	163,397
Cencora, Inc.(a)	626	128,568
Centene Corp.*	1,239	91,946
Cigna Group (The)	141	42,222
CVS Health Corp.	1,736	137,075
DaVita, Inc.(a)*	702	73,542
GE HealthCare Technologies, Inc.(a)	1,866	144,279
Henry Schein, Inc.*	276	20,896
Hologic, Inc.*	2,163	154,546
Laboratory Corp. of America Holdings	210	47,731
McKesson Corp.(a)	473	218,990
Molina Healthcare, Inc.(a)*	604	218,231
Quest Diagnostics, Inc.	31	4,274
UnitedHealth Group, Inc.	126	66,335
		1,568,179
Household & Personal Products — 5.4%
Church & Dwight Co., Inc.	757	71,582
Colgate-Palmolive Co.	1,272	101,391
Kenvue, Inc.(a)	15,276	328,892
Kimberly-Clark Corp.(a)	1,939	235,608
Procter & Gamble Co. (The)(a)	1,192	174,676
		912,149
Insurance — 2.4%
Brown & Brown, Inc.	1,813	128,922
Marsh & McLennan Cos., Inc.(a)	1,227	232,480
Willis Towers Watson PLC (Ireland)	135	32,562
		393,964
Materials — 1.0%
Amcor PLC (Jersey)	11,725	113,029
International Paper Co.	264	9,544
Packaging Corp. of America	232	37,795
		160,368
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — 7.0%
Alphabet, Inc., Class A(a)*	1,867	$ 260,801
Charter Communications, Inc., Class A*	18	6,996
Comcast Corp., Class A(a)	3,842	168,472
Electronic Arts, Inc.	894	122,308
Fox Corp., Class A	1,010	29,967
Interpublic Group of Cos., Inc. (The)(a)	4,418	144,203
Match Group, Inc.*	704	25,696
Meta Platforms, Inc., Class A(a)*	436	154,327
Netflix, Inc.(a)*	194	94,455
Omnicom Group, Inc.(a)	1,832	158,486
Take-Two Interactive Software, Inc.*	27	4,346
		1,170,057
Pharmaceuticals, Biotechnology & Life Sciences — 4.1%
AbbVie, Inc.	362	56,099
Amgen, Inc.	450	129,609
Bristol-Myers Squibb Co.(a)	2,868	147,157
Danaher Corp.	105	24,291
Gilead Sciences, Inc.	193	15,635
Illumina, Inc.*	28	3,899
Incyte Corp.*	1,085	68,127
Johnson & Johnson(a)	1,090	170,847
Merck & Co., Inc.	418	45,570
Vertex Pharmaceuticals, Inc.*	64	26,041
		687,275
Semiconductors & Semiconductor Equipment — 6.2%
Applied Materials, Inc.(a)	2,084	337,754
Broadcom, Inc.(a)	284	317,015
KLA Corp.(a)	251	145,906
Lam Research Corp.(a)	132	103,390
NXP Semiconductors NV (Netherlands)	1	230
QUALCOMM, Inc.	114	16,488
Skyworks Solutions, Inc.(a)	1,116	125,461
		1,046,244
Software & Services — 6.3%
Accenture PLC, Class A (Ireland)	367	128,784
Adobe, Inc.*	38	22,671
Akamai Technologies, Inc.*	240	28,404
Gen Digital, Inc.(a)	5,249	119,782
International Business Machines Corp.(a)	1,300	212,615
Microsoft Corp.(a)	862	324,146
Oracle Corp.	5	527

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Roper Technologies, Inc.	18	$ 9,813
Salesforce, Inc.(a)*	686	180,514
Synopsys, Inc.*	70	36,044
VeriSign, Inc.*	1	206
		1,063,506
Technology Hardware & Equipment — 10.5%
Apple, Inc.(a)	2,585	497,690
CDW Corp.	590	134,119
Cisco Systems, Inc.(a)	5,527	279,224
F5, Inc.*	430	76,961
HP, Inc.	2,847	85,666
Jabil, Inc.	1,444	183,966
Juniper Networks, Inc.	5,119	150,908
Keysight Technologies, Inc.*	845	134,431
NetApp, Inc.	1,752	154,456
Seagate Technology Holdings PLC (Ireland)	635	54,210
TE Connectivity Ltd. (Switzerland)	112	15,736
		1,767,367
Telecommunication Services — 2.4%
AT&T, Inc.	4,352	73,027
T-Mobile US, Inc.(a)	1,336	214,201
Verizon Communications, Inc.(a)	3,009	113,439
		400,667
Transportation — 2.3%
American Airlines Group, Inc.*	4,053	55,688
CH Robinson Worldwide, Inc.	142	12,267
Delta Air Lines, Inc.	1,564	62,920
Expeditors International of Washington, Inc.	131	16,663
FedEx Corp.(a)	766	193,775
United Parcel Service, Inc., Class B	252	39,622
		380,935
TOTAL COMMON STOCKS (Cost $13,703,958)		15,870,161
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.4%		912,886
NET ASSETS - 100.0%		$16,783,047

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
The portfolio matures between August 29, 2024 and July 11, 2028, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. The following table represents the individual long and short positions and related values of total return swaps, which represents 4.2% of net assets as of December 31, 2023:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,096	$79,165	$75,142	$(1,158)
Capital Goods
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	01/10/28	481	31,997	39,654	9,041
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	07/11/28	680	112,221	113,519	5,267
Carrier Global Corp.	USFF +0.250%	Weekly	MS	07/11/28	177	8,194	10,169	2,344
Emerson Electric Co.	USFF +0.250%	Weekly	MS	07/11/28	608	55,703	59,177	5,935
Fastenal Co.	USFF +0.250%	Weekly	MS	07/11/28	247	15,469	15,998	1,132
General Electric Co.	USFF +0.250%	Weekly	MS	01/10/28	1,077	106,682	137,458	34,809
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	640	34,182	36,890	4,491
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	08/29/24	330	141,119	149,569	18,633
Masco Corp.	USFF +0.250%	Weekly	MS	07/11/28	469	27,765	31,414	4,891
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	01/05/26	24	8,533	11,235	3,857
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	1,169	65,517	84,998	23,217
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	676	168,486	195,256	36,274
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	08/29/24	178	116,711	147,507	36,522
					6,756	892,579	1,032,844	186,413
Commercial & Professional Services
Copart, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,005	39,049	49,245	11,609
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	189	20,052	20,457	1,189
Republic Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	361	52,768	59,533	9,043
					1,555	111,869	129,235	21,841
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	08/29/24	2,050	198,741	311,477	119,726
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7	17,816	18,099	956
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	08/29/24	27	1,813	2,114	567
eBay, Inc.	USFF +0.250%	Weekly	MS	08/29/24	1,973	77,169	86,062	14,431
Genuine Parts Co.	USFF +0.250%	Weekly	MS	07/11/28	1,059	139,300	146,672	13,483
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	07/11/28	144	48,947	49,903	2,741
LKQ Corp.	USFF +0.250%	Weekly	MS	07/11/28	800	37,939	38,232	1,814
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	08/29/24	182	34,146	40,504	8,512
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1	943	950	90

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	315	$24,779	$29,550	$5,941
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/10/28	66	26,632	32,339	6,687
					6,624	608,225	755,902	174,948
Consumer Durables & Apparel
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	1,686	175,356	216,718	50,001
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	01/07/27	272	30,164	29,531	887
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	643	45,805	66,370	22,430
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,455	68,789	90,369	24,906
					5,056	320,114	402,988	98,224
Consumer Services
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	52	154,368	184,455	35,527
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	389	67,457	87,723	23,209
McDonald's Corp.	USFF +0.250%	Weekly	MS	08/29/24	281	75,104	83,319	12,812
MGM Resorts International	USFF +0.250%	Weekly	MS	01/07/27	399	13,725	17,827	4,771
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	389	48,604	50,827	4,886
					1,510	359,258	424,151	81,205
Consumer Staples Distribution & Retail
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	3,481	156,995	159,117	12,695
Sysco Corp.	USFF +0.250%	Weekly	MS	08/29/24	95	6,224	6,947	1,629
					3,576	163,219	166,064	14,324
Energy
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	886	23,443	30,283	8,454
ConocoPhillips	USFF +0.250%	Weekly	MS	01/10/28	48	4,825	5,571	1,067
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/06/26	76	9,081	11,275	3,539
Phillips 66	USFF +0.250%	Weekly	MS	07/11/28	144	17,950	19,172	2,430
Pioneer Natural Resources Co.	USFF +0.250%	Weekly	MS	01/10/28	310	70,548	69,713	2,706
					1,464	125,847	136,014	18,196
Financial Services
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/29/24	264	68,376	94,158	28,271
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,098	150,128	196,059	53,212
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	156	26,475	32,854	10,416
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	591	74,335	78,508	6,819
FleetCor Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	104	21,860	29,391	9,181
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5	485	642	720

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
MarketAxess Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	79	$19,938	$23,135	$4,842
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/24	174	46,901	74,213	30,234
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	08/29/24	1,015	49,033	59,012	15,387
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,122	111,348	130,312	22,902
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	08/29/24	31	3,058	3,338	1,003
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/24	220	40,543	57,277	19,366
					5,859	612,480	778,899	202,353
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	08/29/24	5,203	220,691	209,889	21,364
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	07/11/28	398	28,687	28,744	1,274
Campbell Soup Co.	USFF +0.250%	Weekly	MS	07/06/26	4,566	218,509	197,388	(9,179)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/06/26	2,868	163,386	169,011	14,714
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,596	80,485	74,401	(175)
General Mills, Inc.	USFF +0.250%	Weekly	MS	08/29/24	3,200	222,778	208,448	10,021
Hershey Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	390	75,945	72,712	428
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,898	106,389	93,055	(8,360)
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	1,352	198,906	170,866	(17,006)
Kellanova	USFF -0.250%	Weekly	MS	01/07/27	2,892	188,045	161,692	(12,511)
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,748	150,939	158,203	14,098
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	08/29/24	5,467	191,029	202,170	25,323
McCormick & Co., Inc./MD	USFF +0.250%	Weekly	MS	07/11/28	359	21,661	24,563	3,957
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/11/28	3,038	192,288	185,956	2,643
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,260	154,997	163,692	15,682
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/06/26	805	132,581	136,721	10,858
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	08/29/24	1,029	96,171	96,808	8,639
					44,069	2,443,487	2,354,319	81,770
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	08/29/24	257	25,238	28,288	4,928
Baxter International, Inc.	USFF +0.250%	Weekly	MS	07/11/28	734	24,699	28,376	4,803
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,527	138,149	153,922	22,826
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/07/27	601	109,379	123,433	19,138
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,230	78,254	91,278	15,807
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/06/26	134	35,939	40,126	6,722
CVS Health Corp.	USFF +0.250%	Weekly	MS	08/29/24	1,698	121,671	134,074	19,875
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/08/27	686	48,039	71,865	27,283

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,784	$119,948	$137,939	$22,343
Henry Schein, Inc.	USFF +0.250%	Weekly	MS	07/11/28	203	13,996	15,369	2,035
Hologic, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,093	148,499	149,545	6,281
Laboratory Corp. of America Holdings	USFF +0.250%	Weekly	MS	07/11/28	202	43,683	45,913	3,830
McKesson Corp.	USFF +0.250%	Weekly	MS	01/05/26	468	201,129	216,675	23,583
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	591	173,269	213,534	46,365
Quest Diagnostics, Inc.	USFF +0.250%	Weekly	MS	07/11/28	28	3,541	3,861	493
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	122	65,508	64,229	1,220
					12,358	1,350,941	1,518,427	227,532
Household & Personal Products
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	744	62,458	70,353	10,769
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	01/10/28	1,260	94,914	100,435	9,802
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/11/28	15,093	291,757	324,952	44,949
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,949	238,728	236,823	17,201
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	1,141	160,770	167,202	16,426
					20,187	848,627	899,765	99,147
Insurance
Brown & Brown, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,886	121,194	134,113	17,602
Marsh & McLennan Cos., Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,199	228,937	227,175	6,282
Willis Towers Watson PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	132	31,467	31,838	1,618
					3,217	381,598	393,126	25,502
Materials
Amcor PLC (Jersey)	USFF +0.250%	Weekly	MS	07/11/28	11,370	103,195	109,607	11,668
International Paper Co.	USFF +0.250%	Weekly	MS	07/11/28	265	8,773	9,580	1,461
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	223	32,416	36,329	6,038
					11,858	144,384	155,516	19,167
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/24	1,813	161,403	253,258	97,743
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	26	7,978	10,106	2,456
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	3,815	138,010	167,288	39,245

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	01/10/28	882	$105,826	$120,666	$18,814
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	995	30,276	29,522	386
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	4,282	141,977	139,764	5,683
Match Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	705	20,481	25,733	6,016
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	429	102,846	151,849	53,860
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	198	78,610	96,402	20,795
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,814	151,107	156,929	15,126
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	01/07/27	23	2,450	3,702	1,387
					14,982	940,964	1,155,219	261,511
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF +0.250%	Weekly	MS	01/10/28	338	46,562	52,380	8,128
Amgen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	411	94,538	118,376	29,498
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	07/06/26	2,866	164,376	147,054	(7,209)
Danaher Corp.	USFF +0.250%	Weekly	MS	08/29/24	112	24,465	25,910	2,556
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/07/27	191	15,265	15,473	818
Illumina, Inc.	USFF +0.250%	Weekly	MS	08/29/24	19	5,688	2,646	(2,794)
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,088	58,412	68,316	11,993
Johnson & Johnson	USFF +0.250%	Weekly	MS	08/29/24	1,091	168,218	171,003	16,941
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/06/26	410	41,653	44,698	7,063
Vertex Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/11/28	62	21,497	25,227	4,824
					6,588	640,674	671,083	71,818
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,033	265,501	329,488	75,866
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/08/27	274	174,210	305,853	142,213
KLA Corp.	USFF +0.250%	Weekly	MS	07/08/27	243	97,183	141,256	48,726
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	124	49,660	97,124	53,669
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/11/28	115	15,290	16,632	3,430
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,100	106,071	123,662	22,645
					3,889	707,915	1,014,015	346,549
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	314	105,609	110,186	8,314
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/11/28	35	21,231	20,881	441
Akamai Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	246	19,193	29,114	10,641
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	08/29/24	5,214	85,951	118,983	37,985

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
International Business Machines Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,298	$163,930	$212,288	$60,507
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/29/24	1,319	266,462	495,997	251,420
Oracle Corp.	USFF +0.250%	Weekly	MS	07/11/28	1	102	105	345
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	08/29/24	14	5,584	7,632	2,401
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	731	133,679	192,355	63,394
Synopsys, Inc.	USFF +0.250%	Weekly	MS	07/11/28	74	38,696	38,103	808
VeriSign, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1	206	206	57
					9,247	840,643	1,225,850	436,313
Technology Hardware & Equipment
Apple, Inc.	USFF +0.250%	Weekly	MS	08/29/24	1,978	149,439	380,824	243,785
CDW Corp.	USFF +0.250%	Weekly	MS	01/10/28	584	98,159	132,755	39,060
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	08/29/24	5,201	242,931	262,755	45,431
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	409	61,351	73,203	14,044
HP, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,808	75,924	84,493	12,844
Jabil, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,428	185,091	181,927	3,349
Juniper Networks, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,070	138,235	149,464	18,559
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	831	104,239	132,204	31,655
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,710	119,244	150,754	37,289
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	633	35,310	54,039	21,341
TE Connectivity Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/11/28	112	13,595	15,736	4,085
					20,764	1,223,518	1,618,154	471,442
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,312	65,491	72,355	11,250
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,321	184,670	211,796	34,399
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/11/28	2,965	98,252	111,781	18,759
					8,598	348,413	395,932	64,408
Transportation
American Airlines Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,996	53,672	54,905	3,157
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/11/28	149	12,127	12,872	1,387
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,557	54,389	62,638	10,349
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	08/29/24	132	13,900	16,790	4,566

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	758	$177,775	$191,751	$22,690
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	07/11/28	250	34,225	39,308	7,143
					6,842	346,088	378,264	49,292

Total Reference Entity — Long						13,490,008	15,680,909	2,950,797
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Aptiv PLC (Jersey)	USFF -0.250%	Weekly	MS	07/06/26	(815)	$(103,978)	$(73,122)	$33,089
Tesla, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(132)	(40,833)	(32,799)	7,023
					(947)	(144,811)	(105,921)	40,112
Banks
Regions Financial Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,351)	(33,520)	(26,182)	5,079
Capital Goods
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(789)	(160,140)	(203,822)	(48,798)
Boeing Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(204)	(45,864)	(53,175)	(8,438)
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(876)	(153,793)	(113,214)	36,185
Quanta Services, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(255)	(51,433)	(55,029)	(4,908)
Xylem, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,216)	(134,994)	(139,062)	(8,563)
					(3,340)	(546,224)	(564,302)	(34,522)
Commercial & Professional Services
Ceridian HCM Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,241)	(294,461)	(217,536)	69,413
Equifax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(315)	(68,915)	(77,896)	(11,939)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(676)	(230,611)	(139,743)	84,370
					(4,232)	(593,987)	(435,175)	141,844
Consumer Discretionary Distribution & Retail
Bath & Body Works, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(766)	(30,556)	(33,061)	(3,240)
CarMax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(30)	(2,558)	(2,302)	240
Etsy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(150)	(42,301)	(12,158)	29,107
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/10/28	(31)	(7,478)	(6,666)	627
					(977)	(82,893)	(54,187)	26,734

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel
Lululemon Athletica, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(227)	$(95,517)	$(116,063)	$(24,172)
VF Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,383)	(38,633)	(26,000)	10,477
					(1,610)	(134,150)	(142,063)	(13,695)
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(1,373)	(186,209)	(186,920)	(5,569)
Carnival Corp. (Panama)	USFF -0.250%	Weekly	MS	07/11/28	(9,387)	(167,963)	(174,035)	(10,335)
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(20)	(44,431)	(45,739)	(2,399)
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(110)	(44,186)	(45,345)	(2,512)
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	01/10/28	(299)	(17,455)	(14,714)	2,223
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(1,587)	(34,698)	(31,803)	2,053
					(12,776)	(494,942)	(498,556)	(16,539)
Consumer Staples Distribution & Retail
Dollar Tree, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(314)	(47,738)	(44,604)	1,958
Target Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,649)	(264,387)	(234,851)	17,484
					(1,963)	(312,125)	(279,455)	19,442
Energy
ONEOK, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,382)	(156,572)	(167,264)	(14,765)
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/11/28	(1,138)	(96,850)	(98,858)	(4,969)
					(3,520)	(253,422)	(266,122)	(19,734)
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(256)	(203,310)	(206,180)	(11,078)
Host Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(580)	(10,547)	(11,293)	(2,985)
Iron Mountain, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,258)	(74,066)	(88,035)	(19,505)
Ventas, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(129)	(6,002)	(6,429)	(974)
					(2,223)	(293,925)	(311,937)	(34,542)
Financial Services
FactSet Research Systems, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(144)	(64,866)	(68,695)	(5,515)
Global Payments, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(43)	(5,402)	(5,461)	(149)
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(295)	(168,455)	(166,867)	(3,810)
					(482)	(238,723)	(241,023)	(9,474)
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	07/11/28	(556)	(34,325)	(31,748)	1,663
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,218)	(111,780)	(131,654)	(22,907)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	07/11/28	(749)	$(42,134)	$(43,150)	$(2,048)
Tyson Foods, Inc., Class A	USFF -0.250%	Weekly	MS	07/11/28	(1,767)	(92,435)	(94,976)	(5,702)
					(4,290)	(280,674)	(301,528)	(28,994)
Health Care Equipment & Services
Align Technology, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(383)	(167,486)	(104,942)	58,293
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	07/11/28	(922)	(50,923)	(53,301)	(3,699)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/11/28	(418)	(139,094)	(158,188)	(22,616)
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(93)	(3,311)	(3,310)	(38)
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,599)	(209,938)	(198,420)	6,147
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(308)	(163,715)	(170,955)	(11,552)
Insulet Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,067)	(314,004)	(231,518)	74,473
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(441)	(126,568)	(148,776)	(25,409)
ResMed, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(267)	(64,317)	(45,929)	16,362
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	01/07/27	(608)	(129,444)	(133,669)	(7,916)
Stryker Corp.	USFF -0.250%	Weekly	MS	07/11/28	(411)	(120,297)	(123,078)	(6,127)
Teleflex, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(27)	(7,360)	(6,732)	461
					(6,544)	(1,496,457)	(1,378,818)	78,379
Household & Personal Products
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/06/26	(235)	(80,223)	(34,369)	42,911
Insurance
Everest Re Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(118)	(45,183)	(41,722)	2,276
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(517)	(147,942)	(141,555)	1,617
Albemarle Corp.	USFF -0.250%	Weekly	MS	07/08/27	(220)	(62,128)	(31,786)	28,429
Ball Corp.	USFF -0.250%	Weekly	MS	11/03/25	(335)	(25,034)	(19,269)	4,705
Corteva, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,325)	(248,556)	(207,254)	32,998
FMC Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,188)	(134,015)	(74,903)	53,653
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,358)	(197,385)	(185,520)	4,885
Newmont Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,672)	(75,807)	(69,204)	9,113
					(12,615)	(890,867)	(729,491)	135,400
Media & Entertainment
Paramount Global, Class B	USFF -0.630%	Weekly	MS	01/10/28	(1,601)	(32,179)	(23,679)	7,335
Walt Disney Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(343)	(37,280)	(30,969)	5,301
					(1,944)	(69,459)	(54,648)	12,636

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences
Bio-Rad Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(46)	$(36,717)	$(14,853)	$20,971
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/06/26	(1,868)	(230,201)	(144,135)	79,841
Catalent, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,368)	(371,464)	(196,254)	166,035
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(319)	(110,130)	(75,412)	31,968
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	07/11/28	(108)	(63,161)	(62,955)	(1,385)
IQVIA Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(196)	(43,932)	(45,350)	(3,163)
Mettler-Toledo International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(16)	(24,103)	(19,407)	4,126
Moderna, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,538)	(274,373)	(252,404)	15,028
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(107)	(11,458)	(11,696)	(476)
Thermo Fisher Scientific, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(258)	(146,236)	(136,944)	5,326
Waters Corp.	USFF -0.250%	Weekly	MS	07/08/27	(274)	(88,772)	(90,209)	(3,667)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(123)	(50,110)	(43,311)	5,454
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(532)	(97,503)	(105,001)	(10,089)
					(10,753)	(1,548,160)	(1,197,931)	309,969
Real Estate Management & Development
CBRE Group, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,206)	(100,712)	(112,267)	(15,439)
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,776)	(148,792)	(155,205)	(10,289)
					(2,982)	(249,504)	(267,472)	(25,728)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,176)	(278,600)	(320,764)	(49,269)
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(900)	(156,165)	(178,704)	(27,197)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(309)	(65,617)	(40,831)	23,129
First Solar, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,307)	(262,417)	(225,170)	30,557
Intel Corp.	USFF -0.250%	Weekly	MS	07/11/28	(4,310)	(163,283)	(216,577)	(57,460)
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(389)	(197,520)	(245,373)	(54,571)
NVIDIA Corp.	USFF -0.250%	Weekly	MS	07/11/28	(587)	(270,593)	(290,694)	(27,024)
ON Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,480)	(220,194)	(207,154)	7,435
Qorvo, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,834)	(184,173)	(206,527)	(27,060)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(911)	(94,174)	(98,862)	(7,279)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(885)	(154,970)	(150,857)	(254)
					(16,088)	(2,047,706)	(2,181,513)	(188,993)
Software & Services
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	07/11/28	(23)	(23,443)	(26,772)	(3,882)
Fortinet, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,922)	(200,484)	(171,025)	24,361

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Intuit, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(265)	$(153,455)	$(165,633)	$(16,831)
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(626)	(160,583)	(184,595)	(28,086)
PTC, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(367)	(53,990)	(64,210)	(12,892)
ServiceNow, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(240)	(135,743)	(169,558)	(37,251)
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(454)	(198,033)	(189,826)	3,171
					(4,897)	(925,731)	(971,619)	(71,410)
Technology Hardware & Equipment
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(593)	(114,847)	(139,657)	(27,710)
Trimble, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(32)	(2,844)	(1,702)	1,333
Western Digital Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,373)	(190,001)	(229,014)	(43,843)
Zebra Technologies Corp., Class A	USFF -0.250%	Weekly	MS	07/11/28	(270)	(72,512)	(73,799)	(3,313)
					(5,268)	(380,204)	(444,172)	(73,533)
Transportation
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(939)	(180,070)	(187,556)	(13,637)
Old Dominion Freight Line, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(384)	(153,599)	(155,647)	(6,143)
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/10/28	(4,163)	(142,815)	(120,227)	17,304
Uber Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,651)	(163,813)	(163,222)	(3,567)
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,209)	(117,091)	(91,143)	22,990
					(10,346)	(757,388)	(717,795)	16,947
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(9,790)	(236,578)	(188,458)	37,416
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(3,275)	(190,970)	(168,008)	12,651
Ameren Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,098)	(173,381)	(151,769)	14,494
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,852)	(171,996)	(150,419)	12,371
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(967)	(162,941)	(127,634)	26,629
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,531)	(177,987)	(177,443)	(6,897)
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,967)	(171,621)	(170,477)	(5,676)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,050)	(181,611)	(177,114)	(2,817)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,540)	(140,742)	(140,094)	(2,916)
Constellation Energy Corp.	USFF -0.250%	Weekly	MS	07/11/28	(840)	(89,228)	(98,188)	(11,551)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,360)	(70,576)	(63,920)	6,010
DTE Energy Co.	USFF -0.250%	Weekly	MS	01/10/28	(1,071)	(112,707)	(118,088)	(9,275)
Duke Energy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(575)	(54,950)	(55,798)	(3,223)
Edison International	USFF -0.250%	Weekly	MS	07/08/27	(2,033)	(142,572)	(145,339)	(11,003)
Entergy Corp.	USFF -0.250%	Weekly	MS	07/11/28	(506)	(51,220)	(51,202)	(1,248)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Concluded)
December 31, 2023
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Evergy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,858)	$(172,808)	$(149,188)	$14,670
Eversource Energy	USFF -0.250%	Weekly	MS	01/07/27	(1,489)	(122,893)	(91,901)	23,799
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(5,466)	(225,993)	(196,229)	19,521
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,877)	(115,665)	(105,471)	4,102
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,778)	(216,833)	(168,736)	38,097
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,782)	(187,490)	(180,062)	(1,555)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	08/29/24	(2,550)	(207,397)	(183,192)	10,098
Public Service Enterprise Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(2,173)	(134,596)	(132,879)	(3,371)
Sempra	USFF -0.250%	Weekly	MS	07/08/27	(2,276)	(174,613)	(170,085)	(4,756)
Southern Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(1,939)	(142,261)	(135,963)	(741)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,691)	(156,955)	(142,331)	7,043
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,536)	(103,781)	(95,094)	4,111
					(70,870)	(4,090,365)	(3,735,082)	165,983

Total Reference Entity — Short						(15,990,643)	(14,981,083)	480,548
Net Value of Reference Entity						$(2,500,635)	$699,826	$3,431,345

*	Includes $230,884 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $3,431,345, which are considered Level 2 as of and for the period ended December 31, 2023.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM TOTAL RETURN FUND
Portfolio of Investments
December 31, 2023
(Unaudited)
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 98.7%
Gotham 1000 Value ETF	287,393	$ 6,272,151
Gotham Defensive Long 500 Fund	137,240	2,143,688
Gotham Enhanced S&P 500 Index Fund	219,760	3,518,351
Gotham Hedged Core Fund	281,042	3,161,720
Gotham Large Value Fund	291,809	3,980,275
Gotham Neutral Fund*	170,916	2,037,323
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $19,530,532)		21,113,508
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		278,846
NET ASSETS - 100.0%		$21,392,354

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.
ETF	Exchange-Traded Fund
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2023.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments
December 31, 2023
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 138.9%
COMMON STOCKS — 138.9%
Automobiles & Components — 1.3%
Aptiv PLC (Jersey)*	166	$ 14,894
BorgWarner, Inc.	139	4,983
Ford Motor Co.	54	658
General Motors Co.†	900	32,328
		52,863
Banks — 2.0%
Bank of America Corp.	368	12,391
Citizens Financial Group, Inc.	43	1,425
Comerica, Inc.	12	670
Fifth Third Bancorp	59	2,035
Huntington Bancshares, Inc.	13	165
JPMorgan Chase & Co.†	270	45,927
KeyCorp.	85	1,224
M&T Bank Corp.	7	960
PNC Financial Services Group, Inc. (The)	13	2,013
Truist Financial Corp.	121	4,467
US Bancorp	133	5,756
Zions Bancorp NA	13	570
		77,603
Capital Goods — 15.4%
3M Co.†	326	35,638
A. O. Smith Corp.	90	7,420
Allegion PLC (Ireland)	17	2,154
AMETEK, Inc.	28	4,617
Builders FirstSource, Inc.*	71	11,853
Carrier Global Corp.	494	28,380
Caterpillar, Inc.†	304	89,884
Cummins, Inc.	76	18,207
Eaton Corp. PLC (Ireland)	4	963
Emerson Electric Co.	340	33,092
Fastenal Co.	76	4,923
Fortive Corp.†	32	2,356
General Dynamics Corp.	49	12,724
General Electric Co.†	644	82,194
Honeywell International, Inc.†	85	17,825
Howmet Aerospace, Inc.	6	325
Illinois Tool Works, Inc.†	56	14,669
Ingersoll Rand, Inc.	83	6,419
Johnson Controls International PLC (Ireland)†	401	23,114
Lockheed Martin Corp.†	106	48,043
Masco Corp.	132	8,841
Northrop Grumman Corp.†	14	6,554
Otis Worldwide Corp.	127	11,363
PACCAR, Inc.	207	20,214
Parker-Hannifin Corp.	75	34,552
Pentair PLC (Ireland)	99	7,198
Rockwell Automation, Inc.	25	7,762
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Snap-on, Inc.	32	$ 9,243
Stanley Black & Decker, Inc.	25	2,452
Textron, Inc.	115	9,248
Trane Technologies PLC (Ireland)†	51	12,439
TransDigm Group, Inc.	10	10,116
WW Grainger, Inc.†	30	24,861
		609,643
Commercial & Professional Services — 0.9%
Automatic Data Processing, Inc.	22	5,125
Broadridge Financial Solutions, Inc.	1	206
Copart, Inc.*	9	441
Jacobs Solutions, Inc.	73	9,475
Leidos Holdings, Inc.	81	8,768
Republic Services, Inc.	4	660
Robert Half, Inc.	62	5,451
Veralto Corp.†	76	6,252
		36,378
Consumer Discretionary Distribution & Retail — 10.6%
Amazon.com, Inc.†*	1,140	173,212
Best Buy Co., Inc.†	129	10,098
eBay, Inc.†	347	15,136
Genuine Parts Co.	84	11,634
Home Depot, Inc. (The)	314	108,817
LKQ Corp.	158	7,551
Lowe's Cos., Inc.	54	12,018
O'Reilly Automotive, Inc.†*	10	9,501
Pool Corp.	17	6,778
Ross Stores, Inc.†	21	2,906
TJX Cos., Inc. (The)†	662	62,102
		419,753
Consumer Durables & Apparel — 1.3%
DR Horton, Inc.	52	7,903
Garmin Ltd. (Switzerland)	114	14,654
Hasbro, Inc.	74	3,778
Lennar Corp., Class A	26	3,875
Mohawk Industries, Inc.*	38	3,933
PulteGroup, Inc.	67	6,916
Ralph Lauren Corp.	37	5,335
Tapestry, Inc.	140	5,153
Whirlpool Corp.	14	1,705
		53,252
Consumer Services — 5.9%
Booking Holdings, Inc.†*	21	74,492
Caesars Entertainment, Inc.*	126	5,907
Carnival Corp. (Panama)*	281	5,210
Expedia Group, Inc.*	59	8,955
Hilton Worldwide Holdings, Inc.	56	10,197
Marriott International, Inc., Class A	177	39,915
McDonald's Corp.†	181	53,668

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
MGM Resorts International	163	$ 7,283
Royal Caribbean Cruises Ltd. (Liberia)*	151	19,553
Starbucks Corp.	16	1,536
Yum! Brands, Inc.†	65	8,493
		235,209
Consumer Staples Distribution & Retail — 0.7%
Kroger Co. (The)	394	18,010
Sysco Corp.	149	10,896
		28,906
Energy — 3.7%
APA Corp.†	156	5,597
Baker Hughes Co.	595	20,337
ConocoPhillips	16	1,857
Devon Energy Corp.	199	9,015
EOG Resources, Inc.	1	121
Exxon Mobil Corp.†	285	28,494
Halliburton Co.	274	9,905
Kinder Morgan, Inc.	26	459
Marathon Petroleum Corp.†	172	25,518
Phillips 66†	178	23,699
Pioneer Natural Resources Co.†	51	11,469
Valero Energy Corp.†	71	9,230
		145,701
Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.	39	4,944
American Tower Corp.†	43	9,283
Camden Property Trust	2	199
Crown Castle, Inc.	40	4,608
Extra Space Storage, Inc.	22	3,527
Healthpeak Properties, Inc.	169	3,346
Mid-America Apartment Communities, Inc.	1	134
Prologis, Inc.	2	267
Realty Income Corp.†	317	18,202
SBA Communications Corp.	10	2,537
Simon Property Group, Inc.	54	7,702
		54,749
Financial Services — 8.4%
American Express Co.	6	1,124
Ameriprise Financial, Inc.	2	760
Bank of New York Mellon Corp. (The)†	10	520
Berkshire Hathaway, Inc., Class B†*	225	80,248
BlackRock, Inc.†	14	11,365
Blackstone, Inc.	6	786
Capital One Financial Corp.	5	656
Cboe Global Markets, Inc.	24	4,285
Charles Schwab Corp. (The)	17	1,170
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
CME Group, Inc.†	30	$ 6,318
Discover Financial Services	3	337
Fiserv, Inc.*	360	47,822
FleetCor Technologies, Inc.*	47	13,283
Franklin Resources, Inc.†	292	8,699
Goldman Sachs Group, Inc. (The)	4	1,543
Invesco Ltd. (Bermuda)	5	89
Mastercard, Inc., Class A†	86	36,680
Morgan Stanley	21	1,958
Nasdaq, Inc.†	152	8,837
Northern Trust Corp.	3	253
PayPal Holdings, Inc.†*	663	40,715
Raymond James Financial, Inc.	2	223
State Street Corp.	4	310
T Rowe Price Group, Inc.†	84	9,046
Visa, Inc., Class A†	216	56,236
		333,263
Food, Beverage & Tobacco — 10.5%
Altria Group, Inc.†	1,053	42,478
Archer-Daniels-Midland Co.†	317	22,894
Bunge Global SA (Switzerland)	34	3,432
Campbell Soup Co.	157	6,787
Coca-Cola Co. (The)	1,095	64,528
Conagra Brands, Inc.	146	4,184
General Mills, Inc.	345	22,473
Hershey Co. (The)	2	373
Hormel Foods Corp.	320	10,275
J M Smucker Co. (The)	62	7,836
Kellanova	203	11,350
Keurig Dr Pepper, Inc.†	829	27,622
Kraft Heinz Co. (The)†	728	26,922
McCormick & Co., Inc., non-voting shares	60	4,105
Molson Coors Beverage Co., Class B	128	7,835
Mondelez International, Inc., Class A	789	57,147
PepsiCo, Inc.	61	10,360
Philip Morris International, Inc.†	918	86,366
		416,967
Health Care Equipment & Services — 7.1%
Align Technology, Inc.*	1	274
Baxter International, Inc.	300	11,598
Cardinal Health, Inc.	144	14,515
Cencora, Inc.†	111	22,797
Centene Corp.†*	324	24,044
Cigna Group (The)†	95	28,448
CVS Health Corp.†	762	60,168
DaVita, Inc.†*	56	5,867
GE HealthCare Technologies, Inc.†	260	20,103
HCA Healthcare, Inc.†	30	8,120

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Henry Schein, Inc.*	35	$ 2,650
Hologic, Inc.*	143	10,217
Laboratory Corp. of America Holdings	50	11,364
McKesson Corp.†	65	30,094
Molina Healthcare, Inc.*	35	12,646
ResMed, Inc.	66	11,353
UnitedHealth Group, Inc.	12	6,318
		280,576
Household & Personal Products — 2.8%
Colgate-Palmolive Co.	116	9,246
Kenvue, Inc.	1,134	24,415
Kimberly-Clark Corp.†	201	24,424
Procter & Gamble Co. (The)†	374	54,806
		112,891
Insurance — 2.7%
Aflac, Inc.	105	8,663
Aon PLC, Class A (Ireland)†	6	1,746
Arch Capital Group Ltd. (Bermuda)†*	26	1,931
Arthur J Gallagher & Co.†	29	6,522
Assurant, Inc.	9	1,516
Brown & Brown, Inc.	168	11,947
Cincinnati Financial Corp.	1	103
Loews Corp.	51	3,549
Marsh & McLennan Cos., Inc.	292	55,325
MetLife, Inc.	24	1,587
Willis Towers Watson PLC (Ireland)	61	14,713
		107,602
Materials — 3.0%
Amcor PLC (Jersey)	858	8,271
CF Industries Holdings, Inc.	115	9,143
Dow, Inc.	10	548
Eastman Chemical Co.	27	2,425
Ecolab, Inc.	2	397
International Flavors & Fragrances, Inc.	66	5,344
International Paper Co.†	206	7,447
LyondellBasell Industries NV, Class A (Netherlands)	100	9,508
Martin Marietta Materials, Inc.	6	2,993
Mosaic Co. (The)	193	6,896
Nucor Corp.†	163	28,369
Packaging Corp. of America	53	8,634
PPG Industries, Inc.	4	598
Sherwin-Williams Co. (The)	57	17,778
Steel Dynamics, Inc.	98	11,574
		119,925
Media & Entertainment — 12.3%
Alphabet, Inc., Class A†*	1,268	177,127
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Charter Communications, Inc., Class A†*	19	$ 7,385
Comcast Corp., Class A†	2,372	104,012
Electronic Arts, Inc.	76	10,398
Fox Corp., Class A	296	8,782
Interpublic Group of Cos., Inc. (The)	246	8,029
Match Group, Inc.*	160	5,840
Meta Platforms, Inc., Class A†*	338	119,638
Netflix, Inc.†*	40	19,475
News Corp., Class A	130	3,192
Omnicom Group, Inc.†	128	11,073
Take-Two Interactive Software, Inc.*	16	2,575
Walt Disney Co. (The)	95	8,578
Warner Bros Discovery, Inc.*	223	2,538
		488,642
Pharmaceuticals, Biotechnology & Life Sciences — 6.5%
AbbVie, Inc.†	73	11,313
Amgen, Inc.†	130	37,443
Biogen, Inc.†*	2	517
Bio-Rad Laboratories, Inc., Class A*	18	5,812
Bristol-Myers Squibb Co.	994	51,002
Danaher Corp.†	69	15,962
Gilead Sciences, Inc.†	264	21,387
Illumina, Inc.*	15	2,089
Incyte Corp.*	133	8,351
Johnson & Johnson†	632	99,060
Merck & Co., Inc.†	34	3,707
Vertex Pharmaceuticals, Inc.*	5	2,034
Viatris, Inc.	16	173
		258,850
Semiconductors & Semiconductor Equipment — 8.1%
Applied Materials, Inc.†	301	48,783
Broadcom, Inc.†	149	166,321
KLA Corp.†	26	15,114
Lam Research Corp.†	25	19,582
Microchip Technology, Inc.†	83	7,485
Micron Technology, Inc.†	101	8,619
NVIDIA Corp.	43	21,295
NXP Semiconductors NV (Netherlands)†	4	919
QUALCOMM, Inc.	156	22,562
Skyworks Solutions, Inc.	84	9,443
		320,123
Software & Services — 13.7%
Accenture PLC, Class A (Ireland)	120	42,109
Adobe, Inc.†*	42	25,057
ANSYS, Inc.*	8	2,903
Autodesk, Inc.*	20	4,869
Cadence Design Systems, Inc.*	25	6,809

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cognizant Technology Solutions Corp., Class A	45	$ 3,399
EPAM Systems, Inc.*	5	1,487
Gen Digital, Inc.	379	8,649
International Business Machines Corp.†	243	39,742
Microsoft Corp.†	820	308,353
Roper Technologies, Inc.	10	5,452
Salesforce, Inc.†*	341	89,731
Synopsys, Inc.*	14	7,209
		545,769
Technology Hardware & Equipment — 12.5%
Amphenol Corp., Class A†	57	5,650
Apple, Inc.†	1,473	283,597
CDW Corp.	35	7,956
Cisco Systems, Inc.†	2,246	113,468
Corning, Inc.	352	10,718
F5, Inc.*	18	3,222
Hewlett Packard Enterprise Co.	296	5,026
HP, Inc.†	583	17,542
Jabil, Inc.	74	9,428
Juniper Networks, Inc.	189	5,572
Keysight Technologies, Inc.*	54	8,591
NetApp, Inc.†	123	10,844
TE Connectivity Ltd. (Switzerland)	101	14,190
		495,804
Telecommunication Services — 5.1%
AT&T, Inc.†	4,235	71,063
T-Mobile US, Inc.	336	53,871
Verizon Communications, Inc.†	2,038	76,833
		201,767
Transportation — 2.8%
American Airlines Group, Inc.*	387	5,317
CH Robinson Worldwide, Inc.	36	3,110
Delta Air Lines, Inc.	380	15,288
Expeditors International of Washington, Inc.	2	254
FedEx Corp.	149	37,693
United Parcel Service, Inc., Class B†	316	49,685
		111,347
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.2%
NRG Energy, Inc.	52	$ 2,688
PG&E Corp.	195	3,516
		6,204
TOTAL COMMON STOCKS (Cost $4,458,560)		5,513,787

TOTAL LONG POSITIONS - 138.9% (Cost $4,458,560)		5,513,787
SHORT POSITIONS — (40.7)%
COMMON STOCKS — (40.7)%
Banks — (0.2)%
Citigroup, Inc.	(43)	(2,212)
Regions Financial Corp.	(2)	(39)
Wells Fargo & Co.	(118)	(5,808)
		(8,059)
Capital Goods — (3.0)%
Axon Enterprise, Inc.*	(15)	(3,875)
Boeing Co. (The)*	(123)	(32,061)
Deere & Co.	(58)	(23,193)
Dover Corp.	(29)	(4,461)
Generac Holdings, Inc.*	(14)	(1,809)
Hubbell, Inc.	(11)	(3,618)
IDEX Corp.	(16)	(3,474)
L3Harris Technologies, Inc.	(39)	(8,214)
Nordson Corp.	(2)	(528)
Quanta Services, Inc.	(30)	(6,474)
RTX Corp.	(156)	(13,126)
United Rentals, Inc.	(13)	(7,455)
Westinghouse Air Brake Technologies Corp.	(37)	(4,695)
Xylem, Inc.	(50)	(5,718)
		(118,701)
Commercial & Professional Services — (1.4)%
Ceridian HCM Holding, Inc.*	(33)	(2,215)
Cintas Corp.	(14)	(8,437)
Equifax, Inc.	(25)	(6,182)
Paychex, Inc.	(71)	(8,457)
Paycom Software, Inc.	(11)	(2,274)
Rollins, Inc.	(123)	(5,371)
Verisk Analytics, Inc.	(31)	(7,405)
Waste Management, Inc.	(85)	(15,224)
		(55,565)
Consumer Discretionary Distribution & Retail — (0.4)%
Bath & Body Works, Inc.	(47)	(2,028)
CarMax, Inc.*	(31)	(2,379)
Etsy, Inc.*	(27)	(2,188)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
Tractor Supply Co.	(18)	$ (3,871)
Ulta Beauty, Inc.*	(10)	(4,900)
		(15,366)
Consumer Durables & Apparel — (0.6)%
Lululemon Athletica, Inc.*	(7)	(3,579)
NIKE, Inc., Class B	(100)	(10,857)
NVR, Inc.*	(1)	(7,001)
VF Corp.	(79)	(1,485)
		(22,922)
Consumer Services — (0.8)%
Airbnb, Inc., Class A*	(1)	(136)
Chipotle Mexican Grill, Inc.*	(5)	(11,435)
Darden Restaurants, Inc.	(25)	(4,107)
Domino's Pizza, Inc.	(8)	(3,298)
Las Vegas Sands Corp.	(159)	(7,824)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(88)	(1,764)
Wynn Resorts Ltd.	(24)	(2,187)
		(30,751)
Consumer Staples Distribution & Retail — (1.6)%
Costco Wholesale Corp.	(25)	(16,502)
Dollar General Corp.	(49)	(6,662)
Dollar Tree, Inc.*	(48)	(6,818)
Target Corp.	(93)	(13,245)
Walgreens Boots Alliance, Inc.	(175)	(4,569)
Walmart, Inc.	(101)	(15,923)
		(63,719)
Energy — (1.9)%
Chevron Corp.	(69)	(10,292)
Coterra Energy, Inc.	(154)	(3,930)
Diamondback Energy, Inc.	(37)	(5,738)
EQT Corp.	(84)	(3,247)
Hess Corp.	(63)	(9,082)
Marathon Oil Corp.	(126)	(3,044)
Occidental Petroleum Corp.	(33)	(1,970)
ONEOK, Inc.	(121)	(8,497)
Schlumberger NV (Curacao)	(293)	(15,248)
Targa Resources Corp.	(49)	(4,257)
Williams Cos., Inc. (The)	(263)	(9,160)
		(74,465)
Equity Real Estate Investment Trusts (REITs) — (2.3)%
AvalonBay Communities, Inc.	(29)	(5,429)
Boston Properties, Inc.	(31)	(2,175)
Digital Realty Trust, Inc.	(48)	(6,460)
Equinix, Inc.	(22)	(17,719)
Equity Residential	(78)	(4,770)
Essex Property Trust, Inc.	(13)	(3,223)
Federal Realty Investment Trust	(17)	(1,752)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Equity Real Estate Investment Trusts (REITs) — (Continued)
Host Hotels & Resorts, Inc.	(161)	$ (3,135)
Invitation Homes, Inc.	(128)	(4,366)
Iron Mountain, Inc.	(63)	(4,409)
Kimco Realty Corp.	(128)	(2,728)
Public Storage	(36)	(10,980)
Regency Centers Corp.	(37)	(2,479)
UDR, Inc.	(42)	(1,608)
Ventas, Inc.	(84)	(4,187)
VICI Properties, Inc.	(212)	(6,758)
Welltower, Inc.	(63)	(5,681)
Weyerhaeuser Co.	(150)	(5,215)
		(93,074)
Financial Services — (1.1)%
FactSet Research Systems, Inc.	(7)	(3,339)
Fidelity National Information Services, Inc.	(120)	(7,208)
Global Payments, Inc.	(54)	(6,858)
Jack Henry & Associates, Inc.	(15)	(2,451)
Moody's Corp.	(8)	(3,125)
MSCI, Inc.	(18)	(10,182)
S&P Global, Inc.	(24)	(10,573)
Synchrony Financial	(48)	(1,833)
		(45,569)
Food, Beverage & Tobacco — (0.6)%
Brown-Forman Corp., Class B	(105)	(5,995)
Constellation Brands, Inc., Class A	(2)	(483)
Lamb Weston Holdings, Inc.	(30)	(3,243)
Monster Beverage Corp.*	(219)	(12,617)
Tyson Foods, Inc., Class A	(72)	(3,870)
		(26,208)
Health Care Equipment & Services — (5.0)%
Abbott Laboratories	(205)	(22,564)
Becton Dickinson & Co.	(60)	(14,630)
Boston Scientific Corp.*	(304)	(17,574)
Cooper Cos., Inc. (The)	(9)	(3,406)
DENTSPLY SIRONA, Inc.	(43)	(1,530)
Dexcom, Inc.*	(85)	(10,548)
Edwards Lifesciences Corp.*	(123)	(9,379)
Elevance Health, Inc.	(17)	(8,016)
Humana, Inc.	(25)	(11,445)
IDEXX Laboratories, Inc.*	(18)	(9,991)
Insulet Corp.*	(14)	(3,038)
Intuitive Surgical, Inc.*	(73)	(24,627)
Medtronic PLC (Ireland)	(271)	(22,325)
Quest Diagnostics, Inc.	(2)	(276)
STERIS PLC (Ireland)	(22)	(4,837)
Stryker Corp.	(78)	(23,358)
Teleflex, Inc.	(10)	(2,493)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Universal Health Services, Inc., Class B	(15)	$ (2,287)
Zimmer Biomet Holdings, Inc.	(44)	(5,355)
		(197,679)
Household & Personal Products — (0.5)%
Church & Dwight Co., Inc.	(51)	(4,823)
Clorox Co. (The)	(26)	(3,707)
Estee Lauder Cos., Inc. (The), Class A	(78)	(11,407)
		(19,937)
Insurance — (1.4)%
Allstate Corp. (The)	(59)	(8,259)
American International Group, Inc.	(33)	(2,236)
Chubb Ltd. (Switzerland)	(51)	(11,526)
Everest Group Ltd. (Bermuda)	(9)	(3,182)
Hartford Financial Services Group, Inc. (The)	(71)	(5,707)
Principal Financial Group, Inc.	(1)	(78)
Progressive Corp. (The)	(103)	(16,406)
Travelers Cos., Inc. (The)	(47)	(8,953)
W R Berkley Corp.	(18)	(1,273)
		(57,620)
Materials — (1.7)%
Air Products and Chemicals, Inc.	(46)	(12,595)
Albemarle Corp.	(24)	(3,467)
Avery Dennison Corp.	(14)	(2,830)
Ball Corp.	(65)	(3,739)
Celanese Corp.	(1)	(155)
Corteva, Inc.	(153)	(7,332)
DuPont de Nemours, Inc.	(85)	(6,539)
FMC Corp.	(26)	(1,639)
Freeport-McMoRan, Inc.	(293)	(12,473)
Linde PLC (Ireland)	(7)	(2,875)
Newmont Corp.	(163)	(6,747)
Vulcan Materials Co.	(28)	(6,356)
Westrock Co.	(51)	(2,118)
		(68,865)
Media & Entertainment — (0.2)%
Live Nation Entertainment, Inc.*	(48)	(4,493)
Paramount Global, Class B	(133)	(1,967)
		(6,460)
Pharmaceuticals, Biotechnology & Life Sciences — (4.0)%
Agilent Technologies, Inc.	(60)	(8,342)
Bio-Techne Corp.	(36)	(2,778)
Catalent, Inc.*	(39)	(1,752)
Charles River Laboratories International, Inc.*	(11)	(2,600)
Eli Lilly & Co.	(59)	(34,392)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
IQVIA Holdings, Inc.*	(51)	$ (11,800)
Mettler-Toledo International, Inc.*	(4)	(4,852)
Moderna, Inc.*	(78)	(7,757)
Pfizer, Inc.	(266)	(7,658)
Regeneron Pharmaceuticals, Inc.*	(12)	(10,540)
Revvity, Inc.	(25)	(2,733)
Thermo Fisher Scientific, Inc.	(65)	(34,501)
Waters Corp.*	(13)	(4,280)
West Pharmaceutical Services, Inc.	(15)	(5,282)
Zoetis, Inc.	(96)	(18,948)
		(158,215)
Real Estate Management & Development — (0.3)%
CBRE Group, Inc., Class A*	(63)	(5,865)
CoStar Group, Inc.*	(88)	(7,690)
		(13,555)
Semiconductors & Semiconductor Equipment — (3.6)%
Advanced Micro Devices, Inc.*	(134)	(19,753)
Analog Devices, Inc.	(103)	(20,452)
Enphase Energy, Inc.*	(28)	(3,700)
First Solar, Inc.*	(22)	(3,790)
Intel Corp.	(843)	(42,361)
Monolithic Power Systems, Inc.	(10)	(6,308)
ON Semiconductor Corp.*	(87)	(7,267)
Qorvo, Inc.*	(20)	(2,252)
Teradyne, Inc.	(31)	(3,364)
Texas Instruments, Inc.	(192)	(32,728)
		(141,975)
Software & Services — (2.4)%
Akamai Technologies, Inc.*	(31)	(3,669)
Fair Isaac Corp.*	(4)	(4,656)
Fortinet, Inc.*	(170)	(9,950)
Intuit, Inc.	(32)	(20,001)
Oracle Corp.	(106)	(11,175)
Palo Alto Networks, Inc.*	(70)	(20,642)
PTC, Inc.*	(26)	(4,549)
ServiceNow, Inc.*	(20)	(14,130)
Tyler Technologies, Inc.*	(10)	(4,181)
VeriSign, Inc.*	(8)	(1,648)
		(94,601)
Technology Hardware & Equipment — (0.8)%
Arista Networks, Inc.*	(51)	(12,011)
Motorola Solutions, Inc.	(5)	(1,566)
Seagate Technology Holdings PLC (Ireland)	(38)	(3,244)
Teledyne Technologies, Inc.*	(10)	(4,463)
Trimble, Inc.*	(52)	(2,766)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Concluded)
December 31, 2023
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Western Digital Corp.*	(66)	$ (3,457)
Zebra Technologies Corp., Class A*	(10)	(2,733)
		(30,240)
Transportation — (2.0)%
CSX Corp.	(160)	(5,547)
JB Hunt Transport Services, Inc.	(23)	(4,594)
Norfolk Southern Corp.	(46)	(10,873)
Old Dominion Freight Line, Inc.	(22)	(8,917)
Southwest Airlines Co.	(129)	(3,726)
Uber Technologies, Inc.*	(409)	(25,182)
Union Pacific Corp.	(66)	(16,211)
United Airlines Holdings, Inc.*	(68)	(2,806)
		(77,856)
Utilities — (4.9)%
AES Corp. (The)	(137)	(2,637)
Alliant Energy Corp.	(61)	(3,129)
Ameren Corp.	(62)	(4,485)
American Electric Power Co., Inc.	(124)	(10,071)
American Water Works Co., Inc.	(41)	(5,412)
Atmos Energy Corp.	(30)	(3,477)
CenterPoint Energy, Inc.	(137)	(3,914)
CMS Energy Corp.	(70)	(4,065)
Consolidated Edison, Inc.	(71)	(6,459)
Constellation Energy Corp.	(65)	(7,598)
Dominion Energy, Inc.	(179)	(8,413)
DTE Energy Co.	(42)	(4,631)
Duke Energy Corp.	(168)	(16,303)
Edison International	(90)	(6,434)
Entergy Corp.	(50)	(5,059)
Evergy, Inc.	(51)	(2,662)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Eversource Energy	(82)	$ (5,061)
Exelon Corp.	(204)	(7,324)
FirstEnergy Corp.	(136)	(4,986)
NextEra Energy, Inc.	(425)	(25,814)
NiSource, Inc.	(94)	(2,496)
Pinnacle West Capital Corp.	(26)	(1,868)
PPL Corp.	(158)	(4,282)
Public Service Enterprise Group, Inc.	(107)	(6,543)
Sempra	(135)	(10,089)
Southern Co. (The)	(227)	(15,917)
WEC Energy Group, Inc.	(79)	(6,649)
Xcel Energy, Inc.	(133)	(8,234)
		(194,012)
TOTAL COMMON STOCKS (Proceeds $1,478,829)		(1,615,414)

TOTAL SHORT POSITIONS - (40.7)% (Proceeds $1,478,829)		(1,615,414)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%		70,463
NET ASSETS - 100.0%		$3,968,836

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2023.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.